N-4	Apr. 26, 2024 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	Variable Annuity Account A of Protective Life
Entity Central Index Key	0001050785
Entity Investment Company Type	N-4
Document Period End Date	Apr. 24, 2024
Amendment Flag	false
Fees and Expenses [Text Block]
FEES AND EXPENSES
Charges for Early Withdrawals
If you surrender or make a withdrawal from your Contract within seven (7) years following your last Purchase Payment and before the Annuity Date, you will be assessed a surrender charge of up to 7% on the amount of the withdrawal minus the annual free withdrawal amount. The surrender charge starts at 7% and declines to 0% over seven (7) years.
For example, assume you purchased a Contract with a single Purchase Payment of $100,000 and surrendered the Contract during the first Contract Year. Your free withdrawal amount is $10,000 (10% x $100,000) and is not subject to a surrender charge. You will be assessed a surrender charge of up to $6,300 (7% x $90,000) on the remaining amount of your surrender request.
For additional information about charges for surrenders and early withdrawals, see “CHARGES AND DEDUCTIONS – Surrender Charge (Contingent Deferred Sales Charge)” and “FEE TABLE -- Transactions Expenses” in the Prospectus.

Transaction Charges
In addition to surrender charges, you may also be assessed a fee for each transfer after the first 12 transfers in a Contract Year, and a SecurePay Medical Evaluation Fee if you request an increase in the Annual Withdrawal Amount under a SecurePay rider. Currently, we do not assess a charge for transfers.
For additional information about transaction charges, see “FEE TABLE – Transaction Expenses” and “CHARGES AND DEDUCTIONS” in the Prospectus.

Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Annual Fee	Minimum	Maximum
Base contract (1)	1.32%	1.32%
Investment options (Fund fees and expenses) (2)	0.35%	2.38%
Optional benefits available for an additional charge
Maximum Anniversary Value Death Benefit Fee (3)	0.20%	0.20%
Maximum Quarterly Value Death Benefit Fee (for Contracts issued on or after May 1, 2016) (3)	0.25%	0.25%
SecurePay 5 rider (4)
At Contract Purchase	1.20%	2.00%
Under RightTime Option	1.30%	2.20%
Protective Income Manager rider (5)
At Contract Purchase	1.20%	2.00%
Later Under RightTime Option	1.30%	2.20%

(1)
We calculate the Base Contract fee by dividing the total amount we receive from the annual contract maintenance fee, the mortality and expense risk charge and the administration charge for the last fiscal year by the total average net assets attributable to the Contracts for that year.

(2)
As a percentage of Fund assets.

(3)
As an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date.

(4)
As an annualized percentage of the Benefit Base on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date following election of the rider.

(5)
As an annualized percentage of Contract Value, beginning on the 1st Monthly Anniversary Date following election of the rider.

Because your Contract is customizable, the options and benefits you choose can affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. These estimates assume that you do not take any withdrawals from the Contract, which could add surrender charges, that substantially increase costs.
Lowest Annual Cost: $1,703	Highest Annual Cost: $5,189
Assumes:	Assumes:
• Investment of $100,000 • 5% annual appreciation • Least expensive combination of Fund fees and expenses • No optional benefits • No additional Purchase Payments, transfers or withdrawals	• Investment of $100,000 • 5% annual appreciation • Most expensive combination of optional benefits and Fund fees and expenses • No additional Purchase Payments, transfers, or withdrawals
For additional information about annual charges, see “FEE TABLE” and “CHARGES AND DEDUCTIONS” in the Prospectus.

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals

If you surrender or make a withdrawal from your Contract within seven (7) years following your last Purchase Payment and before the Annuity Date, you will be assessed a surrender charge of up to 7% on the amount of the withdrawal minus the annual free withdrawal amount. The surrender charge starts at 7% and declines to 0% over seven (7) years.
For example, assume you purchased a Contract with a single Purchase Payment of $100,000 and surrendered the Contract during the first Contract Year. Your free withdrawal amount is $10,000 (10% x $100,000) and is not subject to a surrender charge. You will be assessed a surrender charge of up to $6,300 (7% x $90,000) on the remaining amount of your surrender request.
For additional information about charges for surrenders and early withdrawals, see “CHARGES AND DEDUCTIONS – Surrender Charge (Contingent Deferred Sales Charge)” and “FEE TABLE -- Transactions Expenses” in the Prospectus.

Surrender Charge Phaseout Period, Years	7
Surrender Charge (of Purchase Payments) Maximum [Percent]	9.00%
Surrender Charge (of Amount Surrendered) Maximum [Percent]	7.00%	[1]
Surrender Charge Example Maximum [Dollars]	$ 6,300
Surrender Charge Footnotes [Text Block]
The surrender charge is based upon cumulative Purchase Payments as of the date each Purchase Payment is applied to the Contract, and decreases over time. The total of surrender charges assessed will not exceed 9% of aggregate Purchase Payments. (See “Surrender Charge, Determining the Surrender Charge” in the Prospectus.)

Transaction Charges [Text Block]
Transaction Charges

In addition to surrender charges, you may also be assessed a fee for each transfer after the first 12 transfers in a Contract Year, and a SecurePay Medical Evaluation Fee if you request an increase in the Annual Withdrawal Amount under a SecurePay rider. Currently, we do not assess a charge for transfers.
For additional information about transaction charges, see “FEE TABLE – Transaction Expenses” and “CHARGES AND DEDUCTIONS” in the Prospectus.

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Annual Fee	Minimum	Maximum
Base contract (1)	1.32%	1.32%
Investment options (Fund fees and expenses) (2)	0.35%	2.38%
Optional benefits available for an additional charge
Maximum Anniversary Value Death Benefit Fee (3)	0.20%	0.20%
Maximum Quarterly Value Death Benefit Fee (for Contracts issued on or after May 1, 2016) (3)	0.25%	0.25%
SecurePay 5 rider (4)
At Contract Purchase	1.20%	2.00%
Under RightTime Option	1.30%	2.20%
Protective Income Manager rider (5)
At Contract Purchase	1.20%	2.00%
Later Under RightTime Option	1.30%	2.20%

(1)
We calculate the Base Contract fee by dividing the total amount we receive from the annual contract maintenance fee, the mortality and expense risk charge and the administration charge for the last fiscal year by the total average net assets attributable to the Contracts for that year.

(2)
As a percentage of Fund assets.

(3)
As an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date.

(4)
As an annualized percentage of the Benefit Base on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date following election of the rider.

(5)
As an annualized percentage of Contract Value, beginning on the 1st Monthly Anniversary Date following election of the rider.

Because your Contract is customizable, the options and benefits you choose can affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. These estimates assume that you do not take any withdrawals from the Contract, which could add surrender charges, that substantially increase costs.
Lowest Annual Cost: $1,703	Highest Annual Cost: $5,189
Assumes:	Assumes:
• Investment of $100,000 • 5% annual appreciation • Least expensive combination of Fund fees and expenses • No optional benefits • No additional Purchase Payments, transfers or withdrawals	• Investment of $100,000 • 5% annual appreciation • Most expensive combination of optional benefits and Fund fees and expenses • No additional Purchase Payments, transfers, or withdrawals
For additional information about annual charges, see “FEE TABLE” and “CHARGES AND DEDUCTIONS” in the Prospectus.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.32%	[2]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.32%	[2]
Base Contract (N-4) Footnotes [Text Block]
We calculate the Base Contract fee by dividing the total amount we receive from the annual contract maintenance fee, the mortality and expense risk charge and the administration charge for the last fiscal year by the total average net assets attributable to the Contracts for that year.

Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.35%	[3]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	2.38%	[3]
Investment Options Footnotes [Text Block]	As a percentage of Fund assets.
Lowest and Highest Annual Cost [Table Text Block]
Lowest Annual Cost: $1,703	Highest Annual Cost: $5,189
Assumes:	Assumes:
• Investment of $100,000 • 5% annual appreciation • Least expensive combination of Fund fees and expenses • No optional benefits • No additional Purchase Payments, transfers or withdrawals	• Investment of $100,000 • 5% annual appreciation • Most expensive combination of optional benefits and Fund fees and expenses • No additional Purchase Payments, transfers, or withdrawals

Lowest Annual Cost [Dollars]	$ 1,703
Highest Annual Cost [Dollars]	$ 5,189
Risks [Table Text Block]
RISKS
Risk of Loss	You can lose money by investing in this Contract, including loss of principal. For additional information about the risk of loss, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the Prospectus.
Not a Short-Term Investment
This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Although you are permitted to take withdrawals or surrender the Contract, surrender charges and federal and state income taxes may apply.
Surrender charges may apply for up to seven (7) years following your last Purchase Payment. Withdrawals will reduce your Contract Value and death benefit.
The benefits of tax deferral and living benefit protections also mean the Contract is less beneficial to investors with a short time horizon.
For additional information about the investment profile of the Contract, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT,” “CHARGES AND DEDUCTIONS,” ”FEDERAL TAX MATTERS,” and “TAXATION OF ANNUITIES IN GENERAL” in the Prospectus.

Risks Associated with Investment Options
An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Contract.
Each Investment Option (including the Guaranteed Account) has its own unique risks.
You should review the prospectuses for the available Funds and consult with your financial professional before making an investment decision.
For additional information about the risks associated with Investment Options, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the Prospectus.

Insurance Company Risks
An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Guaranteed Account), guarantees, or benefits under the Contract are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request at no charge by calling us at 1-800-456-6330 or writing us at the address shown on the cover page.
For additional information about Company risks, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT,” and “THE COMPANY, VARIABLE ACCOUNT AND FUNDS” in the Prospectus.

Investment Restrictions [Text Block]
Investments

Currently, there is no charge when you transfer Contract Value among Investment Options. However, we reserve the right to charge $25 for each transfer after the first 12 transfers in any Contract Year in the future.
We reserve the right to remove or substitute Funds as Investment Options that are available under the Contract. We also reserve the right to restrict the allocation of additional Purchase Payments and/or transfers of Contract Value to a Fund if we determine the Fund no longer meets one or more of our Fund selection criteria and/or if a Fund has not attracted significant contract owner assets.
For additional information about Investment Options, see “CHARGES AND DEDUCTIONS – Transfer Fee” and “THE COMPANY, VARIABLE ACCOUNT AND FUNDS – Selection of Funds – Addition, Deletion or Substitution of Investments” in the Prospectus.

Optional Benefit Restrictions [Text Block]
Optional Benefits

If you select a Protected Lifetime Income Benefit rider:
•
The Investment Options available to you under the Contract will be limited.

•
You may not make additional Purchase Payments two years or more after the Rider Issue Date or on or after the Benefit Election Date, whichever comes first.

•
Withdrawals from Contract Value that exceed the Annual Withdrawal Amount under the rider may significantly reduce or eliminate the rider benefits.
We may stop offering an optional benefit rider at any time.
If you purchase an optional death benefit, withdrawals may reduce the benefit by an amount greater than the value withdrawn.
For additional information about the optional benefits, see "PROTECTED LIFETIME INCOME BENEFITS" and “DEATH BENEFIT - Selecting a Death Benefit” in the Prospectus.

Tax Implications [Text Block]
Tax Implications

You should consult with a qualified tax advisor regarding the federal tax implications of an investment in, payments received under, and other transactions in connection with this Contract.
If you purchase the Contract through a tax-qualified plan or individual retirement arrangement (IRA), you do not get any additional tax deferral. Generally, all earnings on the investments underlying the Contract are tax-deferred until distributed or deemed distributed. A distribution from a non-Qualified Contract, which includes a surrender, withdrawal, payment of a death benefit, or annuity income payments, will generally result in taxable income if there has been an increase in the Contract Value. In the case of a Qualified Contract, a distribution generally will result in taxable income even if there has not been an increase in the Contract Value. In certain circumstances, a 10% additional tax may also apply if the Owner takes a withdrawal before age 59½. All amounts includable in income with respect to the Contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends.
For additional information about tax implications, see “FEDERAL TAX MATTERS” and “TAXATION OF ANNUITIES IN GENERAL” in the Prospectus.

Investment Professional Compensation [Text Block]
Investment Professional Compensation

We pay compensation, in the form of commissions, non-cash compensation, and asset-based compensation, to broker-dealers in connection with the promotion and sale of the Contracts. A portion of any payments made to the broker-dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The prospect of receiving, or the receipt of, asset-based compensation may provide broker-dealers and/or their registered representatives with an incentive to recommend initial or continued investment in the Contracts over other variable insurance products (or other investments). You may wish to take such compensation arrangements into account when considering and evaluating any recommendation relating to the Contracts.
For additional information about compensation, see “DISTRIBUTION OF THE CONTRACTS” in the Prospectus.

Exchanges [Text Block]
Exchanges

Some investment professionals may have a financial incentive to offer you a new contract in place of the contract you already own. You should only exchange your current contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
For additional information about exchanges, see “TAXATION OF ANNUITIES IN GENERAL – Exchanges of Annuity Contracts” in the Prospectus.

Item 4. Fee Table [Text Block]
FEE TABLE
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and charges that you will pay at the time you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract Value between Investment Options. New York does not currently impose premium taxes on variable annuities.

TRANSACTION EXPENSES
Maximum Surrender Charge (as % of amount surrendered) (1)	7%
Transfer Fee (2)	$25
SecurePay Medical Evaluation Fee (3)	$300

(1)
The surrender charge is based upon cumulative Purchase Payments as of the date each Purchase Payment is applied to the Contract, and decreases over time. The total of surrender charges assessed will not exceed 9% of aggregate Purchase Payments. (See “Surrender Charge, Determining the Surrender Charge” in the Prospectus.)

(2)
Protective Life currently does not charge this Transfer Fee, but reserves the right to do so in the future for each transfer after the first 12 transfers in any Contract Year. We will give written notice thirty (30) days before we impose a Transfer Fee. (See “CHARGES AND DEDUCTIONS, Transfer Fee” in the Prospectus.)

(3)
Currently, this charge is $150 for Single Coverage and $300 for Joint Coverage. Protective Life generally charges this fee if the Owner has purchased the SecurePay 5 rider, undergoes medical underwriting and accepts an offer by Protective Life to increase the Annual Withdrawal Amount (“AWA”) as a result of its underwriting review. See “SecurePay ME: Increased AWA for Certain Medical Conditions, How to Apply for an Increased AWA” for more information.

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract, not including Fund fees and expenses. If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

ANNUAL CONTRACT EXPENSES
Administrative Expenses(1)	$30
Base Contract Expenses (as a percentage of average Variable Account value)(2)	1.30%
Optional Benefit Expenses
Maximum Anniversary Value Death Benefit Fee (as an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date)(3)	0.20%
Maximum Quarterly Value Death Benefit Fee (as an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date) (available on Contracts issued on or after May 1, 2016)(4)	0.25%
Protected Lifetime Income Benefits(5)
SecurePay 5 Rider Fee(6) (as an annualized percentage of the Benefit Base(7) on each Monthly Anniversary Date, beginning with the 1st Monthly Anniversary Date following election of the rider)
	Maximum	Current
Purchase of SecurePay 5 rider at Contract Purchase	2.00%	See Rate Sheet Prospectus Supplement
Purchase of SecurePay 5 rider under RightTime	2.20%	See Rate Sheet Prospectus Supplement
Protective Income Manager Fee (as an annualized percentage of Contract Value, beginning with the 1st Monthly Anniversary Date following election of the rider) The Protective Income Manager rider is not available for purchase on or after May 1, 2021.(8)(9)
	Maximum	Current
Purchase of the Protective Income Manager rider at time of Contract Purchase	2.00%	1.20%
Purchase of the Protective Income Manager rider under RightTime	2.20%	1.30%

(1)
Includes the annual contract maintenance fee. We will waive the annual contract maintenance fee if your Contract Value or aggregate Purchase Payments, reduced by surrenders and surrender charges, is $100,000 or more. (See “CHARGES AND DEDUCTIONS, Contract Maintenance Fee” in the Prospectus.)

(2)
Base Contract Expenses include a mortality and expense risk charge equal on an annual basis to 1.20% of the average daily net assets of the Variable Account attributable to your Contract and an administration charge equal on an annual basis to 0.10% of average daily net assets of the Variable Account attributable to your Contract.

(3)
The Maximum Anniversary Value Death Benefit is equal to the greatest of  (i) your Contract Value, (ii) your Purchase Payments less an adjustment for withdrawals, or (iii) the highest anniversary value of the Contract before the Owner’s 80th birthday. For more information on these death benefit values and fees, and how they are calculated, please see the “DEATH BENEFIT” and “CHARGES AND DEDUCTIONS, Death Benefit Fee” sections in the Prospectus.

(4)
The Maximum Quarterly Value Death Benefit is equal to the greatest of  (i) your Contract Value, (ii) your Purchase Payments less an adjustment for withdrawals, or (iii) the highest quarterly value of the Contract before the Owner’s 80th birthday. For more information on these death benefit values and fees, and how they are calculated, please see the “DEATH BENEFIT” and “CHARGES AND DEDUCTIONS, Death Benefit Fee” sections in the Prospectus.

(5)
You may not purchase both the SecurePay 5 rider and the Protective Income Manager rider.

(6)
We will give you at least 30 days’ written notice before any increase in the SecurePay Fee. You may elect not to pay the increase in your SecurePay Fee. If you do, your SecurePay rider will not terminate, but your current Benefit Base will be capped at its then current value. You will continue to be assessed your current SecurePay Fee, however, even though you will have given up the opportunity for any future increases in your SecurePay Benefit Base. See “THE SECUREPAY RIDER” and “CHARGES AND DEDUCTIONS, SecurePay Fee” in the Prospectus.

(7)
The Benefit Base is a value used to calculate the Annual Withdrawal Amounts, and the fees charged, under the SecurePay rider. If the rider is purchased at issue, your initial Benefit Base is equal to your initial purchase payments. If the rider is added through RightTime, your initial Benefit Base is equal to your Contract Value on the Rider Issue Date. For more information on the SecurePay rider, the Benefit Base and how it is calculated, please see “THE SECUREPAY RIDER” in the Prospectus.

(8)
The Protective Income Manager fee is a percentage of the greater of: (i) the Contract Value on the fee calculation date; or (ii) the Contract Value on the later of the Contract Issue Date or the most recent Reset Date. For more detailed information about the fee and fee increases, see “Protective Income Manager, Increase in Protective Income Manager Fee” in the Prospectus.

(9)
If you wish to purchase the Protective Income Manager rider when you purchase the Contract or plan to do so later under the RightTime option, you must choose the Return of Purchase Payments Death Benefit. We will not issue the Protective Income Manager rider if you select either the Maximum Anniversary Value Death Benefit or the Maximum Quarterly Value Death Benefit. (See “Protective Income Manager” in the Prospectus). You may not change your death benefit selection after your Contract is issued.

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. A complete list of Funds available under the Contract, including their annual expenses, can be found in an Appendix to this Prospectus. (See “FUND APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT.”)

ANNUAL FUND EXPENSES
	Minimum	Maximum
Annual Fund Expenses before any waivers or expense reimbursements (expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.35%	2.38%
Annual Fund Expenses after any waivers or expense reimbursements (1)	0.35%	2.29%

(1)
The “Annual Fund Expenses after any waivers or expense reimbursements” line in the above table shows the range of minimum and maximum fees and expenses based on the expenses of all Funds after taking into account contractual fee waiver or expense reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Contract Owners and will continue past the current year.

Example
The following examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The examples show the costs of investing in the Contract, including owner transaction expenses, the annual contract maintenance fee, mortality and expense risk charge, administration charge, and any optional rider charges, and Annual Fund Expenses.
The examples assume that you invest $100,000 in the Contract for the periods indicated. The examples also assume that your investment has a 5% return each year and assumes the most expensive and least expensive combination of Annual Fund Expenses and optional benefits available for an additional charge.
•
The first example assumes that you purchased the SecurePay 5 rider with RightTime at the maximum and current rider fees.

•
The second example assumes that you have not purchased the SecurePay 5 rider.

•
The examples also assume that the Maximum Quarterly Value Death Benefit is in effect, and that all Contract Value is allocated to the Variable Account. The examples do not reflect transfer fees.

•
The examples do not include Premium Taxes, as the state of New York does not currently impose Premium Taxes on variable annuities.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1.
If you purchased the SecurePay 5 rider under RightTime:

a.
If you surrender the Contract at the end of the applicable time period:

i.
reflecting the maximum charge:

	1 year	3 years	5 years	10 years
Maximum Fund Expense	$12,311	$23,641	$34,430	$63,905
Minimum Fund Expense	$10,505	$18,358	$25,773	$47,665

ii.
reflecting the current charge:

	1 year	3 years	5 years	10 years
Maximum Fund Expense	$11,470	$21,067	$30,003	$54,370
Minimum Fund Expense	$9,657	$15,717	$21,152	$37,254
b.
If you annuitize(1) or remain invested in the Contract at the end of the applicable time period:

i.
reflecting the maximum charge:

	1 year	3 years	5 years	10 years
Maximum Fund Expense	$6,089	$18,461	$31,100	$63,905
Minimum Fund Expense	$4,158	$12,851	$22,074	$47,665

ii.
reflecting the current charge:

	1 year	3 years	5 years	10 years
Maximum Fund Expense	$5,189	$15,728	$26,485	$54,370
Minimum Fund Expense	$3,251	$10,048	$17,257	$37,254

2.
If you have not purchased the SecurePay 5 rider:

a.
If you surrender the Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum Fund Expense	$10,268	$17,396	$23,702	$40,851
Minimum Fund Expense	$8,444	$11,941	$14,545	$22,372

b.
If you annuitize(1) or remain invested in the Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum Fund Expense	$3,904	$11,831	$19,917	$40,851
Minimum Fund Expense	$1,955	$6,040	$10,371	$22,372
Please remember that the examples are an illustration and do not guarantee the amount of future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% rate of return assumed in the examples.

(1)
You may not annuitize your Contract within 1 year of the Issue Date. For more information, see “ANNUITY PAYMENTS, Annuity Date, Changing the Annuity Date in the Prospectus.” The death benefit fee does not apply after the Annuity Date.

Transaction Expenses [Table Text Block]
TRANSACTION EXPENSES
Maximum Surrender Charge (as % of amount surrendered) (1)	7%
Transfer Fee (2)	$25
SecurePay Medical Evaluation Fee (3)	$300

(1)
The surrender charge is based upon cumulative Purchase Payments as of the date each Purchase Payment is applied to the Contract, and decreases over time. The total of surrender charges assessed will not exceed 9% of aggregate Purchase Payments. (See “Surrender Charge, Determining the Surrender Charge” in the Prospectus.)

(2)
Protective Life currently does not charge this Transfer Fee, but reserves the right to do so in the future for each transfer after the first 12 transfers in any Contract Year. We will give written notice thirty (30) days before we impose a Transfer Fee. (See “CHARGES AND DEDUCTIONS, Transfer Fee” in the Prospectus.)

(3)
Currently, this charge is $150 for Single Coverage and $300 for Joint Coverage. Protective Life generally charges this fee if the Owner has purchased the SecurePay 5 rider, undergoes medical underwriting and accepts an offer by Protective Life to increase the Annual Withdrawal Amount (“AWA”) as a result of its underwriting review. See “SecurePay ME: Increased AWA for Certain Medical Conditions, How to Apply for an Increased AWA” for more information.

Other Transaction Fee, Maximum [Dollars]	$ 25
Other Transaction Fee, Current [Dollars]	$ 25	[4]
Annual Contract Expenses [Table Text Block]
ANNUAL CONTRACT EXPENSES
Administrative Expenses(1)	$30
Base Contract Expenses (as a percentage of average Variable Account value)(2)	1.30%
Optional Benefit Expenses
Maximum Anniversary Value Death Benefit Fee (as an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date)(3)	0.20%
Maximum Quarterly Value Death Benefit Fee (as an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date) (available on Contracts issued on or after May 1, 2016)(4)	0.25%
Protected Lifetime Income Benefits(5)
SecurePay 5 Rider Fee(6) (as an annualized percentage of the Benefit Base(7) on each Monthly Anniversary Date, beginning with the 1st Monthly Anniversary Date following election of the rider)
	Maximum	Current
Purchase of SecurePay 5 rider at Contract Purchase	2.00%	See Rate Sheet Prospectus Supplement
Purchase of SecurePay 5 rider under RightTime	2.20%	See Rate Sheet Prospectus Supplement
Protective Income Manager Fee (as an annualized percentage of Contract Value, beginning with the 1st Monthly Anniversary Date following election of the rider) The Protective Income Manager rider is not available for purchase on or after May 1, 2021.(8)(9)
	Maximum	Current
Purchase of the Protective Income Manager rider at time of Contract Purchase	2.00%	1.20%
Purchase of the Protective Income Manager rider under RightTime	2.20%	1.30%

(1)
Includes the annual contract maintenance fee. We will waive the annual contract maintenance fee if your Contract Value or aggregate Purchase Payments, reduced by surrenders and surrender charges, is $100,000 or more. (See “CHARGES AND DEDUCTIONS, Contract Maintenance Fee” in the Prospectus.)

(2)
Base Contract Expenses include a mortality and expense risk charge equal on an annual basis to 1.20% of the average daily net assets of the Variable Account attributable to your Contract and an administration charge equal on an annual basis to 0.10% of average daily net assets of the Variable Account attributable to your Contract.

(3)
The Maximum Anniversary Value Death Benefit is equal to the greatest of  (i) your Contract Value, (ii) your Purchase Payments less an adjustment for withdrawals, or (iii) the highest anniversary value of the Contract before the Owner’s 80th birthday. For more information on these death benefit values and fees, and how they are calculated, please see the “DEATH BENEFIT” and “CHARGES AND DEDUCTIONS, Death Benefit Fee” sections in the Prospectus.

(4)
The Maximum Quarterly Value Death Benefit is equal to the greatest of  (i) your Contract Value, (ii) your Purchase Payments less an adjustment for withdrawals, or (iii) the highest quarterly value of the Contract before the Owner’s 80th birthday. For more information on these death benefit values and fees, and how they are calculated, please see the “DEATH BENEFIT” and “CHARGES AND DEDUCTIONS, Death Benefit Fee” sections in the Prospectus.

(5)
You may not purchase both the SecurePay 5 rider and the Protective Income Manager rider.

(6)
We will give you at least 30 days’ written notice before any increase in the SecurePay Fee. You may elect not to pay the increase in your SecurePay Fee. If you do, your SecurePay rider will not terminate, but your current Benefit Base will be capped at its then current value. You will continue to be assessed your current SecurePay Fee, however, even though you will have given up the opportunity for any future increases in your SecurePay Benefit Base. See “THE SECUREPAY RIDER” and “CHARGES AND DEDUCTIONS, SecurePay Fee” in the Prospectus.

(7)
The Benefit Base is a value used to calculate the Annual Withdrawal Amounts, and the fees charged, under the SecurePay rider. If the rider is purchased at issue, your initial Benefit Base is equal to your initial purchase payments. If the rider is added through RightTime, your initial Benefit Base is equal to your Contract Value on the Rider Issue Date. For more information on the SecurePay rider, the Benefit Base and how it is calculated, please see “THE SECUREPAY RIDER” in the Prospectus.

(8)
The Protective Income Manager fee is a percentage of the greater of: (i) the Contract Value on the fee calculation date; or (ii) the Contract Value on the later of the Contract Issue Date or the most recent Reset Date. For more detailed information about the fee and fee increases, see “Protective Income Manager, Increase in Protective Income Manager Fee” in the Prospectus.

(9)
If you wish to purchase the Protective Income Manager rider when you purchase the Contract or plan to do so later under the RightTime option, you must choose the Return of Purchase Payments Death Benefit. We will not issue the Protective Income Manager rider if you select either the Maximum Anniversary Value Death Benefit or the Maximum Quarterly Value Death Benefit. (See “Protective Income Manager” in the Prospectus). You may not change your death benefit selection after your Contract is issued.

Administrative Expense, Maximum [Dollars]	$ 30	[5]
Administrative Expense, Footnotes [Text Block]
Includes the annual contract maintenance fee. We will waive the annual contract maintenance fee if your Contract Value or aggregate Purchase Payments, reduced by surrenders and surrender charges, is $100,000 or more. (See “CHARGES AND DEDUCTIONS, Contract Maintenance Fee” in the Prospectus.)

Base Contract Expense (of Average Account Value), Current [Percent]	1.30%	[6]
Base Contract Expense, Footnotes [Text Block]
Base Contract Expenses include a mortality and expense risk charge equal on an annual basis to 1.20% of the average daily net assets of the Variable Account attributable to your Contract and an administration charge equal on an annual basis to 0.10% of average daily net assets of the Variable Account attributable to your Contract.

Annual Portfolio Company Expenses [Table Text Block]
ANNUAL FUND EXPENSES
	Minimum	Maximum
Annual Fund Expenses before any waivers or expense reimbursements (expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.35%	2.38%
Annual Fund Expenses after any waivers or expense reimbursements (1)	0.35%	2.29%

(1)
The “Annual Fund Expenses after any waivers or expense reimbursements” line in the above table shows the range of minimum and maximum fees and expenses based on the expenses of all Funds after taking into account contractual fee waiver or expense reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Contract Owners and will continue past the current year.

Portfolio Company Expenses Maximum [Percent]	2.38%
Portfolio Company Expenses, Footnotes [Text Block]
The “Annual Fund Expenses after any waivers or expense reimbursements” line in the above table shows the range of minimum and maximum fees and expenses based on the expenses of all Funds after taking into account contractual fee waiver or expense reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Contract Owners and will continue past the current year.

Surrender Example [Table Text Block]
	1 year	3 years	5 years	10 years
Maximum Fund Expense	$10,268	$17,396	$23,702	$40,851
Minimum Fund Expense	$8,444	$11,941	$14,545	$22,372

Surrender Expense, 1 Year, Maximum [Dollars]	$ 10,268
Surrender Expense, 1 Year, Minimum [Dollars]	8,444
Surrender Expense, 3 Years, Maximum [Dollars]	17,396
Surrender Expense, 3 Years, Minimum [Dollars]	11,941
Surrender Expense, 5 Years, Maximum [Dollars]	23,702
Surrender Expense, 5 Years, Minimum [Dollars]	14,545
Surrender Expense, 10 Years, Maximum [Dollars]	40,851
Surrender Expense, 10 Years, Minimum [Dollars]	$ 22,372
Annuitize Example [Table Text Block]
	1 year	3 years	5 years	10 years
Maximum Fund Expense	$5,189	$15,728	$26,485	$54,370
Minimum Fund Expense	$3,251	$10,048	$17,257	$37,254
		[7]
Annuitized Expense, 1 Year, Maximum [Dollars]	$ 3,904	[7]
Annuitized Expense, 1 Year, Minimum [Dollars]	1,955	[7]
Annuitized Expense, 3 Years, Maximum [Dollars]	11,831	[7]
Annuitized Expense, 3 Years, Minimum [Dollars]	6,040	[7]
Annuitized Expense, 5 Years, Maximum [Dollars]	19,917	[7]
Annuitized Expense, 5 Years, Minimum [Dollars]	10,371	[7]
Annuitized Expense, 10 Years, Maximum [Dollars]	40,851	[7]
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 22,372	[7]
No Surrender Example [Table Text Block]
	1 year	3 years	5 years	10 years
Maximum Fund Expense	$5,189	$15,728	$26,485	$54,370
Minimum Fund Expense	$3,251	$10,048	$17,257	$37,254

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,904
No Surrender Expense, 1 Year, Minimum [Dollars]	1,955
No Surrender Expense, 3 Years, Maximum [Dollars]	11,831
No Surrender Expense, 3 Years, Minimum [Dollars]	6,040
No Surrender Expense, 5 Years, Maximum [Dollars]	19,917
No Surrender Expense, 5 Years, Minimum [Dollars]	10,371
No Surrender Expense, 10 Years, Maximum [Dollars]	40,851
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 22,372
Item 5. Principal Risks [Table Text Block]
PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
Unsuitable as Short-Term Savings Vehicle. The Contract is intended for retirement savings or other long-term investment purposes. It is not suitable as a short-term savings vehicle. This means if you plan to withdraw money or surrender the Contract for short-term needs, it may not be the right investment for you. A charge may be assessed on withdrawals and surrenders, and it could be substantial. Withdrawals can reduce the value of the optional Maximum Annual Value Death Benefit or Maximum Quarterly Value Death Benefit by more than the amount withdrawn. In addition, if you purchase a Protected Lifetime Income Benefit rider and your withdrawals from Contract Value exceed the annual withdrawal amount under the rider, your rider benefits may be significantly reduced or eliminated. Please discuss your insurance needs and financial objectives with your financial professional.
Investment Risk. You bear the risk of any decline in the Contract Value of your Contract resulting from the performance of the Funds you have chosen. The Contract Value could decline very significantly, and there is a risk of loss of the entire amount invested. This risk varies with each Fund. This risk could have a significant negative impact on certain benefits and guarantees under the Contract as well as the Benefit Base if you select a Protected Lifetime Income Benefit rider under the RightTime option and your ability to increase the Benefit Base if you select a Protected Lifetime Income Benefit rider either at Contract Issue or later under the RightTime option. The investment risks are described in the prospectuses for the Funds.
Tax Consequences. Generally all earnings are tax-deferred until withdrawn or until annuity income payments begin. If you purchase the Contract through a tax-qualified plan or IRA, you do not get any additional tax deferred benefit. Distributions (which include surrenders, withdrawals, or payment of death benefits) from non-Qualified Contracts will generally result in taxable income if Contract Value has increased. Distributions from Qualified Contracts will generally result in taxable income even if Contract Value has not increased. All amounts includable in income with respect to the Contract are taxed at ordinary income tax rates. In certain circumstances, a 10% additional tax may also apply if the Owner takes a withdrawal before age 59½. See “Federal Tax Matters.”
Protected Lifetime Income Benefit Risk. If you select either the SecurePay 5 rider or the Protective Income Manager rider, you must allocate your Purchase Payments and Contract Value in accordance with certain guidelines and restrictions, which will limit or restrict the Investment Options available to you under the Contract. If you fail to allocate your Purchase Payments and Contract Value in accordance with the guidelines and restrictions, the optional benefit rider will terminate. If the optional benefit terminates and you have not made any additional Purchase Payments after termination of the rider, within 30 days you may instruct us to reinstate the rider subject to certain conditions we require. Your ability to make additional Purchase Payments after the Rider Issue Date will be limited. If you purchase either the SecurePay 5 rider or the Protective Income Manager rider and your withdrawals from Contract Value exceed the Annual Withdrawal Amount under the rider, your rider benefits may be significantly reduced or eliminated. We may stop offering an optional benefit rider at any time. For additional information about the optional benefits, see “PROTECTED LIFETIME INCOME BENEFITS” in the Prospectus.
Company Risk. An investment in the Contract is subject to the risks related to Protective Life. Any obligations (including under the Guaranteed Account, death benefits, and any Protected Lifetime Income Benefit), guarantees, or benefits are subject to the claims-paying ability of Protective Life. More information about Protective Life, including its financial strength ratings, is available upon request at no charge by calling us at 1-800-456-6330 or writing to us at the address shown on the cover page of this Prospectus.
Business Disruption and Cyber-Security Risks. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential Owner information. Such systems failures and cyber-attacks affecting us, the Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of Contract transactions, including the processing of orders from our website or with the Funds, impact our ability to calculate Contract Value, or the Funds’ ability to calculate share values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Funds invest, which may cause the Funds underlying your Contract to lose value. In addition, the risk of cyber-attacks may be higher during periods of geopolitical turmoil. Due to increasing sophistication of cyber-attacks, a cybersecurity breach could occur and persist for an extended period of time without detection. There can be no assurance that we or the Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as the coronavirus COVID-19), could affect the ability, or willingness, of our workforce and employees of service providers and third party administrators to perform their job responsibilities. Catastrophic events may negatively affect the computer and other systems on which we rely and may interfere with our processing of Contract-related transactions, including processing of orders from Owners and orders with the Funds, impact our ability to calculate Contract Value, or have other possible negative impacts. These events may also impact the issuers of securities in which the Funds invest, which may cause the Funds underlying your Contract to lose value. There can be no assurance that we, the Funds or our service providers will avoid losses affecting your Contract due to a natural disaster or catastrophe.
Purchase Payment Risk. We reserve the right to refuse any Purchase Payment and to further limit your ability to make subsequent Purchase Payments. If we exercise our right to suspend, reject, and/or place limitations on the acceptance of subsequent Purchase Payments, you may be unable to, or limited in your ability to, increase your Contract Value through subsequent Purchase Payments and therefore likewise limited in your ability to increase your death benefits and the values of a Protected Lifetime Income Benefit rider. This could also prevent you from making future contributions to a Qualified Contract, including periodic contributions to an employer-sponsored retirement plan or an IRA. The Company restricts Purchase Payments in connection with the Protected Lifetime Income Benefit riders. We will also not accept Purchase Payments (i) on or after the earlier of the oldest Owner’s and Annuitant’s 86th birthday or (ii) within 3 years of the Annuity Date. For additional information about Purchase Payments, see “PURCHASE PAYMENTS” in the Prospectus.

Item 10. Benefits Available (N-4) [Text Block]
DEATH BENEFIT
If any Owner dies before the Annuity Date and while the Contract is in force, we will pay a death benefit, less any applicable premium tax, to the Beneficiary. The death benefit terminates on the Annuity Date.
We will determine the death benefit as of the end of the Valuation Period during which we receive at our Administrative Office Due Proof of Death of the Owner, either by certified death certificate or by judicial order from a court of competent jurisdiction or similar tribunal. If we receive Due Proof of Death of the Owner after the end of the Valuation Period, we will determine the death benefit on the next Valuation Date. Only one death benefit is payable under the Contract, even though the Contract may, in some circumstances, continue beyond the time of an Owner’s death. If any Owner is not a natural person, the death of the Annuitant is treated as the death of an Owner. In the case of certain Qualified Contracts, Treasury Department regulations prescribe certain limitations on the designation of a Beneficiary. The following discussion generally applies to Qualified Contracts and Non-Qualified Contracts, except where noted otherwise. In that regard, the post-death distribution requirements for Qualified Contracts and Non-Qualified Contracts are similar, but there are some significant differences. For a discussion of the post-death distribution requirements for Qualified Contracts, see “QUALIFIED RETIREMENT PLANS, Required Minimum Distributions.”
The death benefit provisions of this Contract shall be interpreted to comply with the requirements of Section 72(s) of the Code in the case of a Non-Qualified Contract, and Section 401(a)(9) of the Code in the case of a Qualified Contract. We reserve the right to endorse the Contract, as necessary, to conform with regulatory requirements. We will send you a copy of any endorsement containing such Contract modifications.
Please note that any death benefit payment we make in excess of the Variable Account value is subject to our financial strength and claims-paying ability.
Payment of the Death Benefit
The Beneficiary may take the death benefit in one sum immediately, in which event the Contract will terminate.
If the death benefit is not taken in one sum immediately, the death benefit will become the new Contract Value as of the end of the Valuation Period during which we receive Due Proof of Death of the Owner, and the entire Contract Value must be distributed under one of the following options:
a.
the entire Contract Value must be distributed over the life of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distributions beginning within one year of the Owner’s death, and subject to certain further limits in the case of a Qualified Contract; or,

b.
the entire Contract Value must be distributed (i) within 5 years of the Owner’s death if the Contract is a Non-Qualified Contract or, in some cases, a Qualified Contract, or (ii) within 10 years of the Owner’s death if the Contract is a Qualified Contract and the 5-year requirement does not apply under applicable federal tax rules.

The tax rules for Qualified Contracts differ in some material respects from the tax rules for Non-Qualified Contracts, including by limiting the types of beneficiaries who can elect the first option above and the circumstances in which a 5-year or 10-year distribution requirement will apply. See “QUALIFIED RETIREMENT PLANS, Required Minimum Distributions.”
If there is more than one Beneficiary, each Beneficiary must submit instructions in Good Order specifying the manner in which the Beneficiary wishes to receive his or her portion of the death benefit, and the value of each Beneficiary’s portion of the claim is established as of date we receive that Beneficiary’s claim. Until the death benefit is fully distributed, however, the undistributed portion of the death benefit will remain invested in accordance with the Owner’s allocation instructions. Accordingly, if we do not receive instructions in Good Order from the Beneficiary (or Beneficiaries) to make an immediate distribution or transfer all or part of the Beneficiary’s portion of the death benefit to the Fixed Account, the value of the portion of the death benefit that remains invested in the Sub-Accounts will be subject to the investment performance of the underlying Funds, and may increase or decrease in value.
Automatic Transfers Upon the Death of an Owner.   Regardless of whether your Contract is Qualified or non-Qualified, in the event of the Owner’s death, all automatic transfers under the Contract, such as dollar cost averaging and portfolio rebalancing will cease upon receipt of Due Proof of Death of the Owner at our Administrative Office. If the surviving spouse elects to continue the Contract as the new Owner, they may also elect to participate in the dollar cost averaging and portfolio rebalancing programs by sending us new instructions, subject to the requirements governing those programs described in this Prospectus. Any eligible Beneficiary who elects a Death Benefit payment option that provides for the payment of Death Benefit proceeds either over the lifetime of the Beneficiary or within 5 or 10 years following the Owner’s death (as applicable under federal tax rules) may transfer Contract Value among the Sub-Accounts and participate in the portfolio rebalancing program. Because that Beneficiary may not make additional premium payments, however, the Beneficiary may not participate in dollar cost averaging. See, “DEATH BENEFIT-Payment of the Death Benefit.”
Continuation of the Contract by a Surviving Spouse
In the case of non-Qualified Contracts and Contracts that are individual retirement annuities within the meaning of Code Section 408(b), if the deceased Owner’s spouse is the sole Beneficiary, the surviving spouse may elect, in lieu of receiving a death benefit, to continue the Contract and become the new Owner. This election is only available, however, if:
a.
the surviving spouse’s age on the Contract Issue Date would not have prevented her or his purchase of the Contract on that date;

b.
the surviving spouse’s age on either the Contract Issue Date or any date prior to the date on which we accept the request for continuation, would not have prevented the purchase of any optional benefit associated with the Contract on the requested continuation date; and

c.
the Maximum Annuity Date on the requested continuation date is on or after the Annuity Date in effect on the deceased spouse’s date of death, unless we agree otherwise.

The Contract will continue with the value of the death benefit having become the new Contract Value as of the end of the Valuation Period during which we received Due Proof of Death. The death benefit is not terminated by a surviving spouse’s continuation of the Contract. The surviving spouse may select a new Beneficiary. Upon this spouse’s death, the death benefit may be taken in one sum immediately and the Contract will terminate. If the death benefit is not taken in one sum immediately, the death benefit will become the new Contract Value as of the end of the Valuation Period during which we receive Due Proof of Death and must be distributed to the new Beneficiary according to option (1) or (2) described above under “Payment of the Death Benefit.”
A Contract may be continued by a surviving spouse only once. This benefit will not be available to any subsequent surviving spouse under the continued Contract.
The rights of a Beneficiary under an annuity contract depend in part upon whether the Beneficiary is recognized as a “spouse” under federal tax law. A Beneficiary who is recognized as a spouse is treated more favorably than a Beneficiary who is not a spouse for federal tax purposes. Specifically, a Beneficiary who is the spouse of the deceased Owner may continue the Contract and become the new Owner, as described above. In contrast, a Beneficiary who is not recognized as a spouse of the deceased Owner generally must surrender the Contract within 5 or 10 years of the Owner’s death, or take distributions from the Contract over the Beneficiary’s life or life expectancy, beginning within one year of the deceased Owner’s death, with the applicable rules different depending on whether the Contract is a Non-Qualified Contract or a Qualified Contract.
U.S. Treasury Department regulations provide that for federal tax purposes, the term “spouse” does not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship that is not denominated as a marriage under the laws of the state where the relationship was entered into, regardless of domicile. In addition, if the Owner and the Beneficiary are no longer married as of the date of death, such individuals are no longer treated as spouses for federal tax purposes. As a result, if a Beneficiary of a deceased Owner and the Owner were parties to a civil union or domestic partnership, or if the Beneficiary and the deceased Owner were no longer married as of the date of death, the Beneficiary will be required by federal tax law to take distributions from the Contract in the manner applicable to non-spouse Beneficiaries and will not be able to continue the Contract.
If you have questions concerning your status as a spouse for federal tax purposes and how that status might affect your rights under the Contract, you should consult your legal adviser.
Whether a beneficiary continues the Contract as a spouse could also affect the rights and benefits under the Protected Lifetime Income Benefit riders. If state law affords legal recognition to domestic partnerships or civil unions, the riders will treat individuals who are in a bona fide civil union or domestic partnership as married and spouses for purposes of the riders. However, as described above, for federal tax law purposes such individuals are not treated as “spouses.” In addition, if the Owner and the Beneficiary are no longer married as of the date of death, such individuals are no longer treated as spouses for federal tax law purposes. As a result, if a beneficiary of a deceased owner and the owner were parties to a civil union or domestic partnership, or if the Beneficiary and the deceased Owner were no longer married as of the date of death, the beneficiary will be required by federal tax law to take distributions from the Contract in the manner applicable to non-spouse beneficiaries and will not be able to continue the Contract. In some circumstances, these required distributions could substantially reduce or eliminate the riders’ benefit while the surviving Beneficiary is still alive.
In addition, if the rider allows the surviving spouse of a deceased owner who continues the Contract and becomes the new owner to either continue the rider or purchase a new rider (depending on the date of death and whether the rider provides single or joint life coverage), this right is only available to an individual who was the spouse of the deceased owner within the meaning of federal tax law because only such a spouse is eligible to continue the Contract under federal tax law.
An individual who is a party to a civil union or a domestic partnership should not purchase a Protected Lifetime Income Benefit rider before consulting legal and financial advisors and carefully evaluating whether the Protected Lifetime Income Benefit rider is suitable for his or her needs.
Selecting a Death Benefit
This Contract offers a standard death benefit, the Return of Purchase Payments Death Benefit, and two optional death benefits, the Maximum Anniversary Value Death Benefit, and the Maximum Quarterly Value Death Benefit. The following table summarizes information about the death benefits available under the Contract.
Name of Benefit	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/Limitations
Return of Purchase Payments Death Benefit
Equal to the greatest of:
1.
the Contract Value, or

2.
the aggregate Purchase Payments less an adjustment for each withdrawal (adjustment for each withdrawal is the amount that reduces the Return of Purchase Payments Death Benefit at the time of the withdrawal in the same proportion that the amount withdrawn, including any associated surrender charges, reduces the Contract Value.)

		Standard	No charge	• Death Benefit will never be more than the Contract Value plus $1,000,000.
Name of Benefit	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/Limitations
Maximum Anniversary Value Death Benefit
Equal to the greatest of:
1.
the Contract Value,

2.
the aggregate Purchase Payments less an adjustment for each withdrawal (adjustment reduces the Maximum Anniversary Value Death Benefit at the time of the withdrawal in the same proportion that the amount withdrawn, including any surrender charges, reduces the Contract Value), or

3.
the greatest anniversary value attained prior to the older Owner’s 80th birthday.

		Optional	0.20% (as an annualized percentage of the death benefit value on each Monthly Anniversary Date)
•
Available only at purchase.

•
Death Benefit will never be more than the Contract Value plus $1,000,000.

•
It is possible that this Death Benefit will be no greater than the Return of Purchase Payments Death Benefit, for which we do not assess a fee.

•
Not available if you purchase the Protective Income Manager rider.

•
Withdrawals can reduce the value of the Death Benefit by more than the amount withdrawn.

Maximum Quarterly Value Death Benefit
Equal to the greatest of:
1.
the Contract Value,

2.
the aggregate Purchase Payments less an adjustment for each withdrawal (adjustment reduces the Maximum Quarterly Value Death Benefit at the time of the withdrawal in the same proportion that the amount withdrawn, including any surrender charges, reduces the Contract Value), or

3.
the greatest Quarterly Anniversary value attained prior to the older Owner’s 80th birthday.

		Optional	0.25% (as an annualized percentage of the death benefit value on each Monthly Anniversary Date)
•
Available only at purchase.

•
Death Benefit will never be more than the Contract Value plus $1,000,000.

•
It is possible that this Death Benefit will be no greater than the Return of Purchase Payments Death Benefit, for which we do not assess a fee.

•
Not available if you purchase the Protective Income Manager rider.

•
Withdrawals can reduce the value of the Death Benefit by more than the amount withdrawn.

You must determine the type of death benefit you want when you apply for your Contract. If you wish to purchase the Protective Income Manager rider when you purchase the Contract or plan to do so later under the RightTime option, you must choose the Return of Purchase Payments Death Benefit. We will not issue the Protective Income Manager rider if you select either the Maximum Anniversary Value Death Benefit or the Maximum Quarterly Value Death Benefit. (See “Protective Income Manager”). You may not change your death benefit selection after your Contract is issued.
The Return of Purchase Payments Death Benefit is included with your Contract at no additional charge. You may select the optional Maximum Anniversary Value Death Benefit or the Maximum Quarterly Value Death Benefit for an additional fee, but only if the oldest Owner is younger than 76 on the Issue Date of the Contract.
You should carefully consider each of these death benefits and consult a qualified financial adviser to help you carefully consider the three death benefits offered with the Contract, and if you select the Maximum Anniversary Death Benefit or the Maximum Quarterly Value Death Benefit, the relative costs, benefits and risks of the fee options in your particular situation.
Return of Purchase Payments Death Benefit
The Return of Purchase Payments Death Benefit will equal the greater of  (1) the Contract Value, or (2) the aggregate Purchase Payments less an adjustment for each withdrawal (including a withdrawal made under the SecurePay 5 rider or the Protective Income Manager rider); provided, however, that the Return of Purchase Payments Death Benefit will never be more than the Contract Value plus $1,000,000. The adjustment for each withdrawal in item (2) is the amount that reduces the Return of Purchase Payments Death Benefit at the time of the withdrawal in the same proportion that the amount withdrawn, including any associated surrender charges, reduces the Contract Value. If the value of the Return of Purchase Payments Death Benefit is greater than the Contract Value at the time of the withdrawal, the downward adjustment to the death benefit will be larger than the amount withdrawn. See Appendix A for an example of the calculation of the Return of Purchase Payments Death Benefit.
Suspension of Return of Purchase Payments Death Benefit.   For a period of one year after any change of ownership involving a natural person, the death benefit will equal the Contract Value. During the one-year suspension period, we will continue to calculate the Return of Purchase Payments Death Benefit; however, if any Owner dies during this period we will only pay the Contract Value as of the end of the Valuation Period during which we receive Due Proof of Death at our Administrative Office. If death occurs after the one-year period has ended, we will include Purchase Payments received and withdrawals made during the one-year suspension when calculating the Return of Purchase Payments Death Benefit.
Optional Maximum Anniversary Value Death Benefit
If you select the Maximum Anniversary Value Death Benefit, you cannot purchase the Protective Income Manager rider.
At the time of application, you may select the Maximum Anniversary Value Death Benefit if the Issue Date of the Contract is before the oldest Owner’s 76th birthday.
We will determine an anniversary value for each Contract Anniversary occurring before the earlier of the older Owner’s 80th birthday or the deceased Owner’s date of death. Each anniversary value is equal to the sum of:
•
the Contract Value on that Contract Anniversary; plus

•
all Purchase Payments since that Contract Anniversary; minus

•
an adjustment for each withdrawal (including any withdrawal made under the SecurePay 5 rider) since that Contract Anniversary.

The adjustment for each withdrawal since the relevant Contract Anniversary is the amount that reduces the Maximum Anniversary Value Death Benefit at the time of the withdrawal in the same proportion that the amount withdrawn, including any associated surrender charges, reduces the Contract Value. If the value of the Maximum Anniversary Value Death Benefit is greater than the Contract Value at the time of the withdrawal, the downward adjustment to the death benefit will be larger than the amount withdrawn.
The Maximum Anniversary Value Death Benefit will equal the greatest of  (1) the Contract Value, (2) the aggregate Purchase Payments less an adjustment for each withdrawal; or (3) the greatest anniversary value attained prior to the older Owner’s 80th birthday; provided, however, that the Maximum Anniversary Value Death Benefit will never be more than the Contract Value plus $1,000,000. The adjustment for each withdrawal in item (2) is the amount that reduces the Maximum Anniversary Value Death Benefit at the time of surrender in the same proportion that the amount withdrawn, including any associated surrender charges, reduces the Contract Value. If the Contract Value is lower than the Maximum Anniversary Value Death Benefit at the time of the withdrawal, the adjustment will be larger than the amount withdrawn. See Appendix A for an example of the calculation of the Maximum Anniversary Value Death Benefit.
If, as a result of poor market performance, your Contract Value does not increase, it is possible that, at the time of an Owner’s death, the Maximum Anniversary Value Death Benefit will be no greater than the Return of Purchase Payments Death Benefit. You should consult a qualified financial advisor to carefully consider this possibility and the cost of the Maximum Anniversary Value Death Benefit before you decide whether the Maximum Anniversary Value Death Benefit is right for you.
Suspension of Maximum Anniversary Value Death Benefit.   For a period of one year after any change of ownership involving a natural person, the death benefit will equal the Contract Value. We will, however, continue to assess the death benefit fee during this period. During the one-year suspension period, we will continue to calculate the Maximum Anniversary Value Death Benefit; however, if any Owner dies during this period we will only pay the Contract Value as of the end of the Valuation Period during which we receive Due Proof of Death at our Administrative Office. If death occurs after the one-year period has ended, we will include the Contract Value on the Contract Anniversary occurring during the one-year suspension as well as Purchase Payments received and withdrawals made during the one-year suspension when calculating the Maximum Anniversary Value Death Benefit.
Maximum Anniversary Value Death Benefit Fee
We assess a fee for the Maximum Anniversary Value Death Benefit. If you select this death benefit, you must pay a fee based on the value of the death benefit on the day the fee is assessed. This fee is assessed on a monthly basis. (See “Charges and Deductions, Death Benefit Fee.”) It is possible that this fee (or some portion thereof) could be treated for federal tax purposes as a withdrawal from the Contract. (See “TAXATION OF ANNUITIES IN GENERAL, Taxation of Withdrawals and Surrenders.”)
Optional Maximum Quarterly Value Death Benefit
If you select the Maximum Quarterly Value Death Benefit, you cannot purchase the Protective Income Manager rider.
At the time of application, you may select the Maximum Quarterly Value Death Benefit if the Issue Date of the Contract is before the oldest Owner’s 76th birthday.
We will determine a quarterly value for each Quarterly Anniversary occurring before the earlier of the older Owner’s 80th birthday or the deceased Owner’s date of death. Each quarterly value is equal to the sum of:
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the Contract Value on that Quarterly Anniversary; plus

•
all Purchase Payments since that Quarterly Anniversary; minus

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an adjustment for each withdrawal (including any withdrawal made under the SecurePay 5 rider) since that Quarterly Anniversary.

The adjustment for each withdrawal since the relevant Quarterly Anniversary is the amount that reduces the Maximum Quarterly Value Death Benefit at the time of the withdrawal in the same proportion that the amount withdrawn, including any associated surrender charges, reduces the Contract Value. If the value of the Maximum Quarterly Value Death Benefit is greater than the Contract Value at the time of the withdrawal, the downward adjustment to the death benefit will be larger than the amount withdrawn.
The Maximum Quarterly Value Death Benefit will equal the greatest of  (1) the Contract Value, (2) the aggregate Purchase Payments less an adjustment for each withdrawal; or (3) the greatest Quarterly Anniversary value attained prior to the older Owner’s 80th birthday; provided, however, that the Maximum Quarterly Value Death Benefit will never be more than the Contract Value plus $1,000,000. The adjustment for each withdrawal in item (2) is the amount that reduces the Maximum Quarterly Value Death Benefit at the time of surrender in the same proportion that the amount withdrawn, including any associated surrender charges, reduces the Contract Value. If the Contract Value is lower than the Maximum Quarterly Value Death Benefit at the time of the withdrawal, the adjustment will be larger than the amount withdrawn. See Appendix A for an example of the calculation of the Maximum Quarterly Value Death Benefit.
If, as a result of poor market performance, your Contract Value does not increase, it is possible that, at the time of an Owner’s death, the Maximum Quarterly Value Death Benefit will be no greater than the Return of Purchase Payments Death Benefit. You should consult a qualified financial advisor to carefully consider this possibility and the cost of the Maximum Quarterly Value Death Benefit before you decide whether the Maximum Quarterly Value Death Benefit is right for you.
Suspension of Maximum Quarterly Value Death Benefit.   For a period of one year after any change of ownership involving a natural person, the death benefit will equal the Contract Value. We will, however, continue to assess the death benefit fee during this period. During the one-year suspension period, we will continue to calculate the Maximum Quarterly Value Death Benefit; however, if any Owner dies during this period we will only pay the Contract Value as of the end of the Valuation Period during which we receive Due Proof of Death at our Administrative Office. If death occurs after the one-year period has ended, we will include the Contract Value on the Quarterly Anniversary occurring during the one-year suspension as well as Purchase Payments received and withdrawals made during the one-year suspension when calculating the Maximum Quarterly Value Death Benefit.
Maximum Quarterly Value Death Benefit Fee
We assess a fee for the Maximum Quarterly Value Death Benefit. If you select this death benefit, you must pay a fee based on the value of the death benefit on the day the fee is assessed. This fee is assessed on a monthly basis. (See
“CHARGES AND DEDUCTIONS, Death Benefit Fee.”) It is possible that this fee (or some portion thereof) could be treated for federal tax purposes as a withdrawal from the Contract. (See “TAXATION OF ANNUITIES IN GENERAL, Taxation of Withdrawals and Surrenders.”)
Important Considerations for Choosing a Death Benefit
Under the Optional Maximum Quarterly Value Death Benefit, we calculate the anniversary values used in determining the greatest Quarterly Anniversary value on each Quarterly Anniversary prior to the older Owner’s 80th birthday. As noted above, the death benefit equals the greatest of: (1) the Contract Value, (2) aggregate Purchase Payments less adjustment for withdrawals or (3) the greatest Quarterly Anniversary value.
We use a substantially similar formula to calculate the death benefit under the Maximum Anniversary Value Death Benefit. However, the anniversary values used in determining the Maximum Anniversary Value Death Benefit are calculated less frequently, on each Contract Anniversary.
By choosing the Optional Maximum Quarterly Value Death Benefit, an Owner will increase the number of times per Contract Year that the value of the death benefit payable under the Contract is calculated. As a result, the value of the death benefit may be less affected by a large short term decline in Contract Value. Owners who are concerned about short term downward volatility in their Contract Value may therefore want to consider selecting the Optional Maximum Quarterly Value Death Benefit. By calculating anniversary values quarterly, rather than annually, the Optional Maximum Quarterly Value Death Benefit uses a larger number of anniversary values to determine the greatest Quarterly Anniversary value used to determine the death benefit. This increases the potential for a higher Quarterly Anniversary value, and in turn, the potential for a higher death benefit. At the same time, it may limit the impact of a lower Contract Anniversary value and corresponding lower death benefit.
You should also consider the effect of the optional SecurePay 5 rider on your choice of death benefit options. If you purchase the SecurePay 5 rider, you may not make any additional Purchase Payments two years or more after the Rider Issue Date or on or after the Benefit Election Date, whichever comes first. This will limit your ability to increase your death benefit value by making additional Purchase Payments, particularly under the Return of Purchase Payments Death Benefit. In addition, your SecurePay 5 Withdrawals will reduce your Contract Value and any death benefit that is based on your Contract Value. Higher withdrawals will reduce the value of your death benefit more quickly.
Escheatment of Death Benefit
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the contract’s annuity date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Contract beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile. We will withhold tax and tax report on the amount that escheats to the state. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing, by telephone, or other approved electronic means to our Administrative Office.
PROTECTED LIFETIME INCOME BENEFITS
If you are concerned that poor investment performance or market volatility in the Sub-Accounts may adversely impact the amount of money you can withdraw from your Contract, we offer for an additional charge two optional protected lifetime income benefit riders — the SecurePay 5 and the Protective Income Manager riders. Under these riders, we guarantee the right to make withdrawals each Contract Year for life (subject to certain conditions) — even if your Contract Value declines, or reduces to zero, due to poor market performance. Beginning May 1, 2021, the Protective Income Manager rider is no longer available for purchase.
The features and guarantees these riders provide differ. For example, the riders provide different methods in calculating the amount that may be withdrawn each year, identify different transactions that may impact this calculation or that may terminate the rider, and impose different fees. In addition, if you purchase one protected lifetime income rider, the other rider will no longer be available to you, even if the rider you purchase later terminates.
The following table summarizes information about the optional Protected Lifetime Income Benefits available under the Contract.
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/Limitations
SecurePay 5 rider	Provides an Annual Withdrawal Amount that is guaranteed for life, even if Contract Value is reduced to zero.	2.00% (1) (if selected at Contract purchase) 2.20% (1) (under RightTime option)	See Rate Sheet Prospectus Supplement (1)
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Benefit limits available Investment Options

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No Purchase Payments two years or more after Rider Issue Date or on or after Benefit Election Date, whichever comes first

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Excess Withdrawals may significantly reduce or eliminate value of benefit

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Available to Contract Owners age 60 to 85.

Protective Income Manager rider	Provides an Annual Withdrawal Amount that is designed to deplete Contract Value by age 95 and then provide lifetime payments.	2.00% (2) (if selected at Contract purchase) 2.20% (2) (under RightTime option)	1.20% (2) (if selected at Contract purchase) 1.30% (2) (under RightTime option)
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No longer available for purchase

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Benefit limits available Investment Options

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No Purchase Payments 120 days after Rider Issue Date

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Only the Return of Purchase Payments Death Benefit is available.

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Excess Withdrawals may significantly reduce or eliminate value of benefit

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Available to Contract Owners age 60 to 80.

(1)
Fee is calculated as an annualized percentage of the Benefit Base.

(2)
Fee is calculated as an annualized percentage of the greatest of: (1) Contract Value on each Monthly Anniversary Date; (2) Contract Value on the later of the Rider Issue Date or most recent Reset Date (Contract Anniversary following an Excess Withdrawal); and (3) sum of all Purchase Payments received less any Excess Withdrawals made during the 120 day period following the Rider Issue Date.

The primary distinctions between the SecurePay 5 rider and the Protective Income Manager rider are as follows:
	SecurePay 5	Protective Income Manager
Rider Objective
To make available an annual withdrawal amount that is guaranteed for life if Contract Value is reduced to zero. Withdrawals under the Contract will reduce Contract Value. However, the annual withdrawals under the SecurePay 5 rider are not designed to deplete Contract Value by any specific attained age.
This rider may be more appropriate for you if you are concerned that you might outlive your Contract Value, and you care about providing a death benefit to your heirs.

To make available an annual withdrawal amount that is designed to deplete Contract Value by age 95, and then provide lifetime payments.
This rider may be more appropriate for you if your primary objective is to receive a stream of income now, and you are less concerned about providing a death benefit to your heirs. But, see “Protective Income Manager — Selecting Your Coverage Option” if joint life coverage is desired and there is a significant age difference between you and your spouse because the rider may not be appropriate for you.

	SecurePay 5	Protective Income Manager
Investment Restrictions	In order to maintain your SecurePay 5 rider, you must allocate Purchase Payments and Contract Value in accordance with specific Allocation Guidelines and Restrictions that are designed to limit our risk under the rider. The Allocation Guidelines and Restrictions are the same for each rider, although they may differ in the future.	In order to maintain your rider, you must allocate Purchase Payments and Contract Value in accordance with specific Allocation Guidelines and Restrictions that are designed to limit our risk under the rider. The Allocation Guidelines and Restrictions are the same for each rider, although they may differ in the future.
Death Benefit
The Maximum Anniversary Value Death Benefit, the Maximum Quarterly Value Death Benefit and the Return of Purchase Payments Death Benefit are available.
The death benefit value under SecurePay 5 may remain higher than under the Protective Income Manager rider because withdrawal amounts under SecurePay 5 will likely be lower than under Protective Income Manager and therefore will reduce the death benefit more slowly

Only the Return of Purchase Payments Death Benefit is available.
Because the rider is designed to deplete Contract Value over time, higher periodic withdrawals may more quickly reduce the death benefit value than if the SecurePay 5 rider is elected.

Withdrawal Amount
Annual Withdrawal Amount is calculated as a percentage of the Benefit Base. May increase for certain medical conditions or confinement to a nursing home.
The rider is designed to provide consistent withdrawal amounts each year.

Optimal Withdrawal Amount is calculated as a percentage of the Contract Value.
The rider is designed to provide potentially higher, fluctuating withdrawal amounts each year, with the intent of depleting the Contract Value by age 95.

Purchase Payments	You cannot make Purchase Payments two years or more after the Rider Issue Date, or on or after the Benefit Election Date.	You may not make Purchase Payments more than 120 days after the Rider Issue Date.
Fee (for rider as currently offered)	Fee is calculated as a percentage of the Benefit Base; 2.00% maximum, 1.20% current (2.20% maximum, 1.30% current under RightTime).	2.00% maximum, 1.20% current (2.20% maximum, 1.30% current under RightTime option) (as a percentage of the greater of: (1) the Contract Value on the fee calculation date; or (2) the Contract Value on the later of the Contract Issue Date or the most recent Reset Date).
Eligibility	You must be at least 60 and no older than 85 to select the SecurePay 5 rider.	You must be between the ages of 60 and 80 to elect the rider.
Availability	You may purchase the SecurePay 5 rider at the time you purchase your Contract, or later, under the RightTime option, provided you satisfy the rider’s age requirements. Under Single Life Coverage, the surviving spouse may immediately purchase a new rider (if available) following the death of the Covered Person.	The Protective Income Manager rider is no longer available for purchase.
Please note that any amounts in excess of the Variable Account value that we make available through withdrawals, lifetime payments, or guaranteed values under these riders are subject to our financial strength and claims-paying ability.
THE SECUREPAY 5 RIDER
In general, the SecurePay 5 rider guarantees the right to make withdrawals (“SecurePay Withdrawals”) based upon the value of a protected lifetime income benefit base (“Benefit Base”) that will remain fixed if your Contract Value has declined due to poor market performance, provided you comply with the terms and conditions of the rider. Withdrawals from your Contract before the Benefit Election Date, and Excess Withdrawals on or after the Benefit Election Date, reduce the Benefit Base. (For more information regarding the effect of withdrawals and Excess Withdrawals on the Benefit Base, see “Calculating the Benefit Base Before the Benefit Election Date” and “Calculating the Benefit Base On or After the Benefit Election Date.”) In order to maintain your SecurePay 5 rider, you must allocate Purchase Payments and Contract Value in accordance with specific Allocation Guidelines and Restrictions that are designed to limit our risk under the rider. The SecurePay 5 rider provides for increases in your Benefit Base on your Contract Anniversary if your Contract Value has increased. SecurePay 5 also provides for potential increases in your Benefit Base of up to 5.0% each Contract Anniversary during a specified period, even if your Contract Value has not increased.
Under the SecurePay 5 rider, the Owner or Owner(s) may designate certain persons as “Covered Persons” under the Contract. See “Selecting Your Coverage Option.” These Covered Persons will be eligible to make SecurePay Withdrawals each Contract Year up to a specified amount — the Annual Withdrawal Amount (“AWA”) — during the life of the Covered Person(s). Annual aggregate withdrawals that exceed the AWA will result in a reduction of rider benefits (and may even significantly reduce or eliminate such benefits) because we will reduce the Benefit Base and corresponding AWA. SecurePay Withdrawals are guaranteed, even if the Contract Value falls to zero after the Benefit Election Date (which is the earliest date you may begin taking SecurePay Withdrawals), if you satisfy the SecurePay rider requirements.
You may purchase the SecurePay 5 rider when you purchase your Contract, or later, under the RightTime option, provided you satisfy the rider’s age requirements. See “Purchasing the Optional SecurePay 5 Rider.”
The SecurePay 5 Rider does not guarantee Contract Value or the performance of any Investment Option.
Important Considerations
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If you purchase the SecurePay 5 rider, your options for allocating Purchase Payments and Contract Value are restricted. See “Allocation Guidelines and Restrictions for Protected Lifetime Income Benefits”.

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You may not make any additional Purchase Payments two years or more after the date the rider is issued (the “Rider Issue Date”), or on or after the Benefit Election Date, whichever comes first. Such restrictions on Purchase Payments after the Benefit Election Date or two years following the Rider Issue Date may limit the ability to increase the Benefit Base, and therefore the AWA, through higher Contract Values on Contract Anniversaries, as well as limit the ability for increase in Contract Value and death benefit values (particularly the Return of Purchase Payments Death Benefit). In most cases, if the Company receives a Purchase Payment two years or more after the Rider Issue Date or on or after the Benefit Election Date, the Company will return it to the address on file. If the amount of the Purchase Payment would be sufficient to purchase another variable annuity contract we offer, however, you will be given the option of purchasing a new contract.

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Any change in a Covered Person following the Benefit Election Date (the “Benefit Period”), other than a spousal continuation under a Joint Life Coverage option, will cause the rider to terminate without any refund of SecurePay Fees. A change in a Covered Person includes changing and/or adding Owners, Beneficiaries, and Annuitants under your Contract.

•
On the Benefit Election Date, we will cancel any existing automatic withdrawal plan that you have established.

The ways to purchase the SecurePay 5 rider, conditions for continuation of the benefit, process for beginning SecurePay Withdrawals, and the manner in which your AWA is calculated are discussed below.
You should not purchase the SecurePay 5 rider if:
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you expect to take annual withdrawals on or after the Benefit Election Date in excess of the AWA (“Excess Withdrawals”) because such Excess Withdrawals may significantly reduce or eliminate the value of the benefit. See “Calculating the Benefit Base On or After the Benefit Election Date, Excess Withdrawals”; or

•
you are primarily interested in maximizing the Contract’s potential for long-term accumulation rather than building a Benefit Base that will provide guaranteed withdrawals; or

•
you do not expect to take SecurePay Withdrawals (especially before the age of 95).

Appendix D demonstrates the operation of the SecurePay 5 rider using hypothetical examples. You should review Appendix D and consult your sales representative to discuss whether SecurePay 5 suits your needs.
Purchasing the Optional SecurePay 5 Rider
You may purchase the SecurePay 5 rider when you purchase your Contract, or later, under the RightTime option, provided you satisfy the rider’s age requirements. The Owner (or older Owner) or Annuitant must be age 85 or younger and the youngest Owner and Annuitant must be age 60 or older on the Rider Issue Date. Where the Owner is a corporation, partnership, company, trust, or other “non-natural person,” eligibility is determined by the age of the Annuitant.
Important Considerations:
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You will begin paying the SecurePay Fee as of the Rider Issue Date, even if you do not begin taking SecurePay Withdrawals for many years.

•
You may not cancel the SecurePay rider during the ten years following the Rider Issue Date.

•
We do not refund any SecurePay Fees if a rider terminates for any reason or if you choose not to take SecurePay Withdrawals after the Benefit Election Date.

•
You must comply with our Allocation Guidelines and Restrictions after the Rider Issue Date (see “Allocation Guidelines and Restrictions for Protected Lifetime Income Benefits”).

•
Prior to the Benefit Election Date, you may take withdrawals according to the terms of your Contract but withdrawals will proportionally reduce the Benefit Base, and ultimately the value of the SecurePay Withdrawals available to you.

•
You (or your investment professional submitted online) must submit a SecurePay Benefit Election Form to establish the Benefit Election Date and begin taking SecurePay Withdrawals. Withdrawals taken before the Benefit Election Date are not SecurePay Withdrawals.

Allocation Guidelines and Restrictions
In order to maintain your SecurePay rider, you must allocate your Purchase Payments and Contract Value in accordance with the Allocation Guidelines and Restrictions that we have established. The Allocation Guidelines and Restrictions are designed to limit our risk under the SecurePay rider. Please see “Allocation Guidelines and Restrictions for Protected Lifetime Income Benefits.”
Designating the Covered Person(s)
The Covered Person is the person upon whose life the SecurePay rider benefit is based. You may designate one Covered Person (Single Life Coverage) or two Covered Persons (Joint Life Coverage).
•
If Single Life Coverage is elected, then the Owner will be the Covered Person (if there are two Owners, then the older Owner will be the Covered Person).

•
Joint Life Coverage may be elected if there are two Owners under the Contract who are spouses or if there is one Owner and his or her spouse is the sole Primary Beneficiary under the Contract. If Joint Life Coverage is elected, then the Owner and the Owner’s spouse will be the Covered Persons.

•
Where the Owner is a corporation, partnership, company, trust, or other “non-natural person,” the Annuitant (under Single Life Coverage) or Annuitant and Annuitant’s spouse who is the sole primary beneficiary (under Joint Life Coverage) will be the Covered Person(s).

•
The Covered Person (or, if Joint Life Coverage is selected, one of the two Covered Persons) must be designated as the Annuitant under the Contract as of the Benefit Election Date.

Note: A change of Covered Persons after the Benefit Election Date will cause your SecurePay rider to terminate and any scheduled SecurePay Withdrawals to cease. If you remove a Covered Person (which may occur, for example, if you remove a spouse Beneficiary or add additional Primary Beneficiaries or change the Owner or Annuitant), or if you add a Covered Person (which may occur, for example, if you add a spouse as a sole Primary Beneficiary), then this would constitute a change of Covered Persons. If we terminate your rider due to a change in Covered Person, you may reinstate the rider subject to certain conditions. See “Reinstating Your SecurePay Rider Within 30 Days of Termination.” In addition, whether a spouse continues the Contract could affect the rights and benefits under the SecurePay rider and could have tax consequences. (See “Spousal Continuation” and “Tax Consequences — Treatment of Civil Unions, Domestic Partners, and Divorce.”)
Selecting Your Coverage Option.   If both Owners of the Contract are spouses, or if there is one Owner and a spouse who is the sole Primary Beneficiary, you must indicate on the SecurePay Benefit Election Form whether there will be one or two Covered Persons. Please pay careful attention to this designation, as it will impact the Maximum Withdrawal Percentage and whether the SecurePay Withdrawals will continue for the life of the surviving spouse. The various coverage options are illustrated in the following table:
	Single Life Coverage	Joint Life Coverage
Single Owner/Non-spouse Beneficiary	Covered Person is the Owner. SecurePay rider expires upon death of Covered Person following the Benefit Election Date.	Not applicable.
Single Owner/Spouse Beneficiary	Covered Person is the Owner. SecurePay rider expires upon death of Covered Person following the Benefit Election Date. Upon death of Covered Person following the Benefit Election Date, the surviving spouse may purchase a new SecurePay 5 rider if he or she continues the Contract under the spousal continuation provisions and certain conditions are met. See, “Continuation of the Contract by a Surviving Spouse.”	Both are Covered Persons. SecurePay rider expires upon death of last surviving Covered Person following the Benefit Election Date.
Joint Owner/Non-spouse 2nd Owner	Covered Person is older Owner. SecurePay rider expires upon death of Covered Person following the Benefit Election Date.	Not applicable.
Joint Owner/ Spouse 2ndOwner	Covered Person is older Owner. SecurePay rider expires upon death of Covered Person following the Benefit Election Date. Upon death of older Owner, the surviving spouse may purchase a new SecurePay 5 rider if he or she continues the Contract under the spousal continuation provisions and certain conditions are met. See, “Continuation of the Contract by a Surviving Spouse.”	Both are Covered Persons. SecurePay rider expires upon death of last surviving Covered Person following the Benefit Election Date.
Changing Beneficiaries — Single Owner with Joint Life Coverage.   After selecting Joint Life Coverage, a single Owner may decide to remove a spouse Beneficiary or add additional Primary Beneficiaries. This would constitute a change of Covered Persons after the Benefit Election Date, and upon notification of the change, we will terminate the SecurePay rider. If we terminate your rider due to a change in Covered Person, you may reinstate the rider subject to certain conditions. See “Reinstating Your SecurePay Rider Within 30 Days of Termination.” In addition, whether a spouse continues the Contract could affect the rights and benefits under the SecurePay rider and could have tax consequences. (See “Spousal Continuation” and “Tax Consequences — Treatment of Civil Unions, Domestic Partners, and Divorce.”)
Beginning Your SecurePay Withdrawals

You (or your investment professional submitted online) must submit a completed SecurePay Benefit Election Form to our Administrative Office to establish the Benefit Election Date and begin taking SecurePay Withdrawals under the rider.
•
Even though your SecurePay 5 rider is in effect as of the Rider Issue Date and we begin the SecurePay Fee deductions on that date, any withdrawals made before we receive your SecurePay Benefit Election Form will not qualify as SecurePay Withdrawals.
You should carefully consider when to establish the Benefit Election Date and begin taking SecurePay Withdrawals.

•
All Contract withdrawals taken on or after the Benefit Election Date are considered either SecurePay Withdrawals or Excess Withdrawals and are subject to the Annual Withdrawal Amount.

•
You may not make additional Purchase Payments two years or more after the Rider Issue Date, or on or after the Benefit Election Date, whichever comes first. In most cases, if the Company receives a Purchase Payment on or after the Benefit Election Date, the Company will return it to the address on file. If the amount of the Purchase Payment would be sufficient to purchase another variable annuity contract we offer, however, you will be given the option of purchasing a new contract.

•
We do not calculate the “roll-up” feature of the SecurePay 5 rider — the SecurePay Rollup Value — on or after the Benefit Election Date. See “Calculating the Benefit Base Before the Benefit Election Date” and “Calculating the Benefit Base On or After the Benefit Election Date.”

•
You may limit the value of the benefit if you begin taking SecurePay Withdrawals too soon. For example, SecurePay Withdrawals reduce your Contract Value (but not the Benefit Base) and may limit the potential for increasing the Benefit Base through higher Contract Values on Contract Anniversaries. Also, if your Benefit Election Date is within the two years of the Rider Issue Date, you will shorten the period of time during which you could increase your Benefit Base because you may not make additional Purchase Payments on or after the Benefit Election Date.

•
Conversely, if you delay establishing the Benefit Election Date, you may shorten the Benefit Period due to life expectancy, thereby limiting the time during which you may take SecurePay Withdrawals, so you may be paying for a benefit you are not using.

Please consult your investment professional regarding the appropriate time for you to establish the Benefit Election Date and begin taking SecurePay Withdrawals.
Important Considerations
•
All withdrawals, including SecurePay Withdrawals, reduce your Contract Value and death benefit. Surrender charges and federal and state income taxes may apply, as well as a 10% federal additional tax if a withdrawal occurs before the Owner reaches age 59½. See “CHARGES AND DEDUCTIONS, Surrender Charge” and “TAXATION OF ANNUITIES IN GENERAL, Taxation of Withdrawals and Surrenders.”

•
All withdrawals, including SecurePay Withdrawals, count towards the free withdrawal amount under the Contract. However, we do not assess the surrender charge on SecurePay Withdrawals, even when surrender charges would apply if the withdrawal was not a SecurePay Withdrawal. We do impose a surrender charge on Excess Withdrawals and Excess Withdrawals are subject to the minimum Contract Value limitation. See “CHARGES AND DEDUCTIONS, Surrender Charge,” “Surrenders and Withdrawals, Withdrawals,” and “Taxation of Withdrawals and Surrenders.”

The SecurePay rider is designed for you to take SecurePay Withdrawals each Contract Year. SecurePay Withdrawals are aggregate withdrawals during any Contract Year on or after the Benefit Election Date that do not exceed the Annual Withdrawal Amount. Aggregate withdrawals during any Contract Year on or after the Benefit Election Date that exceed the Annual Withdrawal Amount are “Excess Withdrawals.” You should not purchase the SecurePay 5 rider if you intend to take Excess Withdrawals.
•
Excess Withdrawals could reduce your Benefit Base by substantially more than the actual amount of the withdrawal (described below).

•
Excess Withdrawals may result in a significantly lower AWA in the future.

•
Excess Withdrawals may significantly reduce or eliminate the value of the SecurePay benefit.

If you would like to make an Excess Withdrawal and are uncertain how an Excess Withdrawal will reduce your future guaranteed withdrawal amounts, then you may contact us prior to requesting the withdrawal to obtain a personalized, transaction-specific calculation showing the effect of the Excess Withdrawal.
Rate Sheet Prospectus Supplement Information
The Rate Sheet Prospectus Supplement contains the Maximum Withdrawal Percentage(s), the applicable roll-up percentage, and the current fee for the SecurePay 5 rider applicable to Contracts applied for while that Rate Sheet Prospectus Supplement remains in effect (the “Effective Period”). The Effective Period is described in each Rate Sheet Prospectus Supplement. See “Maximum Withdrawal Percentage”.
In order for us to use the percentages and fees in any particular Rate Sheet Prospectus Supplement, your necessary application information must be signed during it’s Effective Period. We must receive your necessary application information and payment of at least the minimum initial Purchase Payment ($5,000) within ten calendar days of the end of the Effective Period. If you plan to pay the initial Purchase Payment by exchanging another annuity contract that you own, we must receive your necessary application information within ten calendar days of the end of the Effective Period and the exchanged amount within 90 calendar days of the end of the Effective Period. If those conditions (the “Rate Sheet Eligibility Conditions”) are met, or if the then current Rate Sheet Prospectus Supplement percentages and fees are identical to those set forth in the Rate Sheet Prospectus Supplement attached to your prospectus, we will follow our established procedures for issuing the Contract. See “Issuance of a Contract.”
If any of these conditions are not met, we will consider your application not to be in Good Order. In that case, we will inform your financial adviser and request instructions as whether to apply the initial Purchase Payment and issue the Contract with the percentages and fees in effect under the current Rate Sheet Prospectus Supplement or cancel the application and return your Purchase Payment. If your financial adviser instructs us to issue the Contract, we will provide you with the Rate Sheet Prospectus Supplement that applies to your Contract and an amendment to your application upon delivery of the Contract. If we are unable to contact your financial adviser within five business days after we determine the application is not in Good Order, we will return your Purchase Payment. You, or your financial adviser may also instruct us to issue the Contract without the SecurePay 5 rider. Once we receive both the necessary application information and at least the minimum initial Purchase Payment, we will follow our established procedures for issuing the Contract.
If any of the Rate Sheet Eligibility Conditions are not met because of reasons reasonably beyond your control, Protective Life may, in its sole discretion, modify, terminate, suspend or waive the Rate Sheet Eligibility Conditions on such terms and conditions as it deems advisable (each a “Rate Sheet Eligibility Condition Change”). Any such Rate Sheet Eligibility Condition Change shall be effected by the Company on a basis that is not unfairly discriminatory.
Percentages and fees reflected in a Rate Sheet Prospectus Supplement with an Effective Period that does not include the date you signed your application will not apply to your Contract. You should not purchase the SecurePay 5 rider without first obtaining the applicable Rate Sheet Prospectus Supplement. Please contact us at 1-800-456-6330 to obtain the current Rate Sheet Prospectus Supplement. The current Rate Sheet Prospectus Supplement is also available online at https://protective.onlineprospectus.net/protective/ProtectiveVariableAnnuityNYIIBSeries/index.html and www.sec.gov under File Number 333-201920. No new Rate Sheet Prospectus Supplement that supersedes a prior Rate Sheet Prospectus Supplement will become effective unless written notice of effectiveness of the new Rate Sheet Prospectus Supplement is given at least 10 business days in advance. The relevant information from all superseded Rate Sheet Prospectus Supplements can be found in Appendix H to the Prospectus.
Determining the Amount of Your SecurePay Withdrawals
The AWA is the maximum amount of SecurePay Withdrawals permitted each Contract Year. We determine your initial AWA as of the end of the Valuation Period during which we receive your completed SecurePay Benefit Election Form at our Administrative Office in “good order” by multiplying your Benefit Base on that date by the “Maximum Withdrawal Percentage” applicable to your Contract and determined according to the Rate Sheet Prospectus Supplement effective when you purchase the SecurePay 5 rider. The Benefit Election form will be deemed in “good order” if it is fully and accurately completed and signed by the Owner(s) and received by us at our Administrative Office. Alternatively, your investment professional may complete the Benefit Election form online, submit electronically, and will be in good order if it is fully and accurately completed.
Maximum Withdrawal Percentage
The current Maximum Withdrawal Percentage is set forth in the Rate Sheet Prospectus Supplement attached to your prospectus. See “Rate Sheet Prospectus Supplement Information.”
Under certain circumstances, we may increase your AWA. See “SecurePay ME®: Increased AWA for Certain Medical Conditions” and “Required Minimum Distributions.” In no event will the AWA increase once the Contract Value is reduced to zero and an Annuity Date is established. (See “Reduction of Contract Value to Zero.”)
Calculating the Benefit Base Before the Benefit Election Date
The Benefit Base is used to calculate the AWA and determine the SecurePay Fee. As the Benefit Base increases, both the AWA and the amount of the SecurePay Fee increase. Your Benefit Base can never be more than $5 million.
Note: The Benefit Base is only used to calculate the AWA and the SecurePay Fee; it is not a cash value, surrender value, or death benefit, it is not available to Owners, it is not a minimum return for any Sub-Account, and it is not a guarantee of any Contract Value.
Under the SecurePay rider, your initial Benefit Base is equal to your initial Purchase Payment.
Thereafter, we increase the Benefit Base dollar-for-dollar for each Purchase Payment made within 2 years of the Rider Issue Date. We reduce the Benefit Base for each withdrawal from the Contract prior to the Benefit Period in the same proportion that each withdrawal reduces the Contract Value as of the date we process the withdrawal request.
Example: Assume your Benefit Base is $100,000, but because of poor Sub-Account performance your Contract Value has fallen to $90,000. If you make a $9,000 withdrawal, thereby reducing your Contract Value by 10% to $81,000, we would reduce your Benefit Base also by 10%, or $10,000, to $90,000.
On each Contract Anniversary following the Rider Issue Date, we also will increase the Benefit Base to equal the “SecurePay Anniversary Value” if that value is higher than the Benefit Base. On each Contract Anniversary, the “SecurePay Anniversary Value” is equal to your Contract Value on that Contract Anniversary. If we receive a withdrawal request on a Contract Anniversary, we will deduct the withdrawal from Contract Value before calculating the SecurePay Anniversary Value.
The SecurePay 5 “Roll-up”.
The SecurePay 5 rider is also designed to provide for potential increases in your Benefit Base (the “roll-up percentage”) each Contract Anniversary during a specified period (“Roll-up Period”), even if your Contract Value has not increased. The roll-up percentage applicable to your Contract is identified in the Rate Sheet Prospectus Supplement in effect when you purchase your Contract.
Your Contract Value must be at least 50% (i.e., half) of your Benefit Base to be eligible for an increase in Benefit Base equal to the “roll-up” amount (described below) on any Contract Anniversary during the Roll-up Period.
This means that when calculating the Benefit Base before the Benefit Election Date, we will recalculate your Benefit Base on each Contract Anniversary during the Roll-up Period to equal the greatest of:
1.
the Benefit Base on that Contract Anniversary;

2.
the SecurePay Anniversary Value on that Contract Anniversary; or

3.
the SecurePay Roll-up Value, which is equal to:

a.
the most recently calculated Benefit Base prior to that Contract Anniversary; plus

b.
the “roll-up” amount, which is equal to:

i.
if your Contract Value on that Contract Anniversary is at least 50% (i.e., half) of the most recently calculated Benefit Base prior to that Contract Anniversary, and the applicable roll-up percentage is 5.0%, then the roll-up amount is equal to 5.0% of the Benefit Base on the previous Contract Anniversary, reduced proportionately for withdrawals made since that anniversary. This means that we will reduce the “roll-up” amount for each withdrawal made since the previous Contract Anniversary in the same proportion that each withdrawal reduced the Contract Value as of the date we processed the withdrawal request.

We will also include Purchase Payments made within the first 120 days following the Contract Issue Date when calculating the roll-up amount on the first Contract Anniversary. For example, if your initial Purchase Payment on the Contract Issue Date is $50,000 and we receive an additional $100,000 Purchase Payment 90 days later, then assuming you do not take any withdrawals during the first Contract Year, the roll-up amount on the first Contract Anniversary will be $7,500 (($50,000 + $100,000) x 5.0%).
ii.
if your Contract Value on that Contract Anniversary is less than 50% (i.e., half) of the most recently calculated Benefit Base prior to that Contract Anniversary, then the roll-up amount is equal to $0.

We will only recalculate your Benefit Base on each Contract Anniversary during the Roll-up Period if your Contract Value is at least 50% (i.e., half) of your Benefit Base as of that Contract Anniversary. For example, if on a Contract Anniversary your Contract Value is $65,000 and the most recently calculated Benefit Base prior to that anniversary is $150,000, you will not be eligible for an increase on that anniversary equal to the “roll-up” amount because your Contract Value ($65,000) is less than 50% of your Benefit Base ($150,000 x 0.5 = $75,000).
Note: If the SecurePay Anniversary Value is consistently higher than the SecurePay Roll-up Value (because your Contract Value is generally increasing by more than the applicable roll-up percentage each Contract Year), the SecurePay Roll-up Value may never be used to increase your Benefit Base. See the Rate Sheet Prospectus Supplement in effect when you purchased your Contract for the roll-up percentage applicable to your contract.
When we calculate the SecurePay Roll-up Value on the first Contract Anniversary following the Rider Issue Date, we will apply the applicable roll-up percentage to the Benefit Base on the Rider Issue Date to determine the “roll-up” amount, and then reduce the “roll-up” amount proportionately for withdrawals made since the Rider Issue Date. We will then add the reduced “roll-up” amount to the most recently calculated Benefit Base prior to the first Contract Anniversary to determine the SecurePay Roll-up Value. The Benefit Base can never be greater than $5 million.
Example: Assume on the Rider Issue Date your Benefit Base is $100,000 and the applicable roll-up percentage is 5.0%. Three months later, assume your Contract Value is $103,000 and you take a withdrawal of  $10,300, reducing your current Contract Value to $92,700, which results in a decrease of 10% (($103,000 – $92,700)/$103,000). Because of the withdrawal, we will reduce your Benefit Base by 10% as well, to $90,000. Also assume that one month later your Contract Value increased from $92,700 to $94,000 due to favorable market performance and you do not make any additional Purchase Payments or withdrawals.
On the first Contract Anniversary, we will determine the SecurePay Roll-up Value by adding the most recently calculated Benefit Base ($90,000) to 5.0% of the Benefit Base on the previous Contract Anniversary (the Rider Issue Date), increased by any Purchase Payments made within 120 days of the Contract Issue Date and reduced proportionately for withdrawals made since that anniversary. The Benefit Base on the Rider Issue Date was $100,000, and 5.0% of  $100,000 = $5,000. However, because a withdrawal was made during the year, we will reduce this “roll-up” amount in the same proportion that the withdrawal reduced the Contract Value, which was 10%. Because 10% of the “roll-up” amount is $500, the reduced “roll-up” amount is $4,500 ($5,000 – $500). We then calculate the SecurePay Roll-up Value by adding the “roll-up” amount of  $4,500 to $90,000 (the most recently calculated Benefit Base), and determine that the SecurePay Roll-up Value is $94,500.
We will then recalculate your Benefit Base on the first Contract Anniversary to equal the greatest of:
1.
the Benefit Base on that Contract Anniversary ($90,000);

2.
the SecurePay Anniversary Value on that Contract Anniversary ($94,000); or

3.
the SecurePay Roll-up Value ($94,500)

We will set your Benefit Base equal to $94,500 because the SecurePay Roll-up Value is greater than the Benefit Base on that Contract Anniversary and the SecurePay Anniversary Value on that Contract Anniversary.
Note: Withdrawals could reduce your SecurePay Roll-up Value by substantially more than the actual amount of the withdrawal. For example, assume your Benefit Base at the beginning of the Contract Year is $100,000 and the applicable roll-up percentage is 5.0%. Assuming that you do not make any additional Purchase Payments or withdrawals and assuming your Contract Value remains at 50% or more of your Benefit Base, the SecurePay Roll-up Value on the next Contract Anniversary would be $105,000 ($100,000 + $5,000 (the 5.0% “roll-up” amount)).
Assume instead, however, that during the Contract Year you make a withdrawal of  $45,000 and your Contract Value at that time is $90,000 (i.e., the withdrawal is 50% of your Contract Value). Both the Benefit Base and the “roll-up” amount are also reduced by 50%, to $50,000 and $2,500, respectively. This would result in a SecurePay Roll-up Value of  $52,500 on the next Contract Anniversary ($50,000 + $2,500), rather than $105,000. Thus, the $45,000 withdrawal would reduce the SecurePay Roll-up Value by more than $45,000 — it would reduce it by $52,500 ($105,000 – $52,500).
The Roll-up Period begins on the Rider Issue Date and generally lasts for ten Contract Anniversaries. The Roll-up Period will end on the next Valuation Date following the 10th Contract Anniversary on which we increase your Benefit
Base to equal either the SecurePay Anniversary Value or the SecurePay Roll-up Value. This means that when determining the ten Contract Anniversaries that make up your Roll-up Period, we will not count Contract Anniversaries on which your Benefit Base does not increase.
However, your Roll-up Period will end sooner — on either the Benefit Election Date or the date the SecurePay 5 rider terminates (see “Terminating the SecurePay 5 Rider”) — if either of these dates occur while your Roll-up Period is in effect. If the Roll-up Period ends, the SecurePay 5 rider may not terminate. We will continue to assess the SecurePay Fee for the SecurePay 5 rider until the SecurePay 5 rider terminates. Also, we will only include the SecurePay Roll-up Value when calculating your Benefit Base while the Roll-up Period is in effect.
Note: This means that if the Roll-up Period ends because you have established the Benefit Election Date, we will still continue to assess the SecurePay Fee until termination of the SecurePay 5 rider. We also will assess the SecurePay Fee during times when the Roll-up Period has expired.
Note: Once you establish your Benefit Election Date, we no longer calculate the SecurePay Roll-up Value. See “Calculating the Benefit Base On or After the Benefit Election Date.” Therefore, once you reach your Benefit Election Date you will no longer receive any additional value from the “Roll-up” feature of the SecurePay 5 rider. On the other hand, delaying the Benefit Election Date may limit the time during which you may take SecurePay Withdrawals, due to life expectancy. See “Beginning Your SecurePay Withdrawals”. You should carefully weigh the advantages of the SecurePay Roll-up Value with the disadvantages of delaying taking SecurePay Withdrawals.
Calculating the Benefit Base On or After the Benefit Election Date
We continue calculating the Benefit Base after the Benefit Election Date in the same manner as we did prior to the Benefit Election Date, except withdrawals are treated differently. The effect of a withdrawal on the Benefit Base depends on whether the withdrawal is a SecurePay Withdrawal or an Excess Withdrawal. An Excess Withdrawal is any withdrawal after the Benefit Election Date which, when aggregated with all prior withdrawals during that Contract Year, exceeds the Contract Year’s Annual Withdrawal Amount.
We will not calculate the SecurePay Roll-up Value on or after the Benefit Election Date.
SecurePay Withdrawals
SecurePay Withdrawals do not reduce the Benefit Base. Therefore, if all your withdrawals during the Benefit Period are SecurePay Withdrawals, your Annual Withdrawal Amount will never decrease and you may continue to withdraw at least that amount for the lifetime of the Covered Person (or the last surviving Covered Person, if you selected Joint Life Coverage).
If your Benefit Base increases on a Contract Anniversary because the SecurePay Anniversary Value exceeds the Benefit Base on that date, your Annual Withdrawal Amount and therefore SecurePay Withdrawals available to you in subsequent Contract Years will also increase.
Important Consideration
•
SecurePay Withdrawals are not cumulative. If you choose to receive only a part of, or none of, your AWA in any given Contract Year, you should understand that you cannot carry over any unused SecurePay Withdrawals to any future Contract Years.

For example, assume your Maximum Withdrawal Percentage is 5.0% and your Benefit Base is $100,000, which means your AWA is $5,000 ($100,000 x .05). If you withdraw only $4,000 during the Contract Year, the AWA will not increase the next Contract Year by the $1,000 you did not withdraw.
We do not impose a surrender charge on any SecurePay Withdrawals.
Excess Withdrawals
During the Benefit Period any portion of a withdrawal that, when aggregated with all prior withdrawals during that Contract Year, exceeds the Annual Withdrawal Amount constitutes an Excess Withdrawal. Therefore, a withdrawal during the Benefit Period that causes the aggregate withdrawals for that Contract Year to exceed the Annual Withdrawal Amount may include amounts that qualify as a SecurePay Withdrawal as well as amounts that are Excess Withdrawals.
An Excess Withdrawal will reduce the Benefit Base. The effect of the Excess Withdrawal on the Benefit Base depends, in part, on the relationship of the Benefit Base to the Contract Value at that time.
a.
If, at the time of the Excess Withdrawal, your Contract Value minus the non-excess portion of the withdrawal (the portion of the withdrawal that qualifies as a SecurePay Withdrawal) is greater than the Benefit Base, we will reduce the Benefit Base by the amount of the Excess Withdrawal plus any applicable surrender charge.

b.
If, at the time of Excess Withdrawal, your Contract Value minus the non-excess portion of the withdrawal (the portion of the withdrawal that qualifies as a SecurePay Withdrawal) is less than or equal to the Benefit Base, we will reduce the Benefit Base in the same proportion that the Excess Withdrawal, plus any applicable surrender charge, bears to the Contract Value minus the SecurePay Withdrawal.

For example, suppose your Benefit Base is $100,000, your Maximum Withdrawal Percentage is 5.0% (i.e., your AWA is $5,000), your Contract Value is $110,000, and no surrender charges apply. If you have already taken $3,000 of SecurePay Withdrawals in the Contract Year and then request another $3,000 withdrawal you will exceed your AWA by $1,000, and we will consider $2,000 of that withdrawal to be a SecurePay Withdrawal and $1,000 to be an Excess Withdrawal. In this case, rule (a) above applies because the Contract Value less the SecurePay Withdrawal ($110,000 – $2,000 = $108,000) is greater than your Benefit Base ($100,000). We will therefore reduce your Benefit Base by the Excess Withdrawal and your new Benefit Base will be $99,000 ($100,000 – $1,000).
However, if in the example above your Contract Value is $70,000 then rule (b) applies. In this case, we determine the reduction in your Benefit Base first by determining the proportion that the Excess Withdrawal bears to the Contract Value less SecurePay Withdrawal. We calculate this by dividing the $1,000 Excess Withdrawal by the Contract Value less the $2,000 SecurePay Withdrawal ($1,000 ÷ ($70,000 – $2,000) = 1.4706%). We will then apply this same percentage to reduce your Benefit Base. Thus your new Benefit Base will be equal to $98,529 ($100,000 – ($100,000 * 0.014706)).
The examples above do not include the effect of any surrender charges that may be applicable.
We will recalculate the Annual Withdrawal Amount on the next Contract Anniversary by multiplying the Benefit Base on that date by the Maximum Withdrawal Percentage. We also will apply a surrender charge to the Excess Withdrawal, if a surrender charge would otherwise be applicable.
Reduction of Contract Value to Zero
If the Contract Value is reduced to zero due to the deduction of fees or a SecurePay Withdrawal, the Contract will terminate and we will settle the benefit under your SecurePay rider as follows:
•
We will pay the remaining AWA not yet withdrawn in the current Contract Year, if any, in a lump sum;

•
We will establish an Annuity Date that is the Contract Anniversary following the date of the transaction that reduced the Contract Value to zero; and

•
On the Annuity Date we will pay a monthly payment equal to the AWA divided by 12 until the death of the Owner, or if the rider covers two spouses, the death of the second spouse. Please note that we may accept different payment intervals.

If you request a surrender and your Contract Value at the time of the request is less than your remaining AWA for that Contract Year, we will pay you a lump sum equal to such remaining AWA.
If your Contract Value reduces to zero due to an Excess Withdrawal, we will terminate your Contract and the SecurePay rider. You will not be entitled to receive any further benefits under the SecurePay rider.
As with any distribution from the Contract, there may be tax consequences. In this regard, we intend to treat any amounts that you receive before the Annuity Date is established as described above and that are in the form of SecurePay Withdrawals as withdrawals. We intend to treat any amounts that you receive after the Annuity Date is established as described above and that are a settlement of the benefit under your SecurePay rider as annuity payments for tax purposes. See “TAXATION OF ANNUITIES IN GENERAL.”
Benefit Available on Maximum Annuity Date (oldest Owner’s or Annuitant’s 95th birthday)
You must annuitize the Contract no later than the oldest Owner’s or Annuitant’s 95th birthday (“Maximum Annuity Date”). The SecurePay 5 rider will terminate on the Annuity Date, whether or not you have begun your SecurePay Withdrawals.
If your SecurePay rider is in effect on the Maximum Annuity Date, in addition to the other Annuity Options available to you under your Contract, one of your Annuity Options will be to receive monthly annuity payments equal to the AWA divided by 12 for the life of the Covered Person (or the last surviving Covered Person if Joint Life Coverage was selected). If you do not select an Annuity Option, your monthly annuity payments will be the greater of  (i) the AWA divided by 12 or (ii) payments based upon the Contract Value for the life of the Annuitant with a 10-year Certain Period. We must receive written notification of your election of such annuity payments at least three days but no earlier than 90 days before the Maximum Annuity Date. For more information regarding Annuity Options, including Certain Period options, see “ANNUITY PAYMENTS, Annuity Options.”
SecurePay Fee
We deduct a fee for the SecurePay 5 rider that compensates us for the costs and risks we assume in providing this benefit. This SecurePay Fee is a percentage of the Benefit Base. We deduct this fee from your Contract Value on the Valuation Date that occurs after each Valuation Period containing a Monthly Anniversary Date. The SecurePay Fee is deducted from the Sub-Accounts of the Variable Account only; it is not deducted from the assets in the DCA Account. The monthly fee is deducted from the Sub-Accounts in the same proportion that the value of each Sub-Account bears to the total Contract Value in the Variable Account on that date. Accordingly, you must have transferred some assets from your DCA Account to Sub-Accounts in accordance with our Allocation Guidelines and Restrictions before the fee is charged. The monthly fee is deducted from a Sub-Account in the same proportion that the Sub-Account value bears to the total Contract Value in the Variable Account on that date.
See the Rate Sheet Prospectus Supplement attached to the Prospectus for the current SecurePay 5 Fee. We may increase the SecurePay Fee. However, we will not increase the SecurePay Fee above a maximum 2.00% (2.20% under RightTime) of the Benefit Base.
We reserve the right to increase the SecurePay fee up to the maximum stated above if, in our sole discretion, the increase is necessary or appropriate to cover the costs Protective Life incurs to mitigate the risks associated with offering the rider. If we increase the SecurePay Fee, we will give you at least 30 days’ written notice prior to the increase which notice will identify the date the increase in the SecurePay Fee will take place and provide instructions on how to accept or decline the increase. You may elect not to pay the increase in your SecurePay Fee. If you elect not to pay the increased SecurePay Fee, your SecurePay rider will not terminate, but your Benefit Base will be capped at its then current value and you will give up the opportunity for any future increases in the Benefit Base if your Contract Value exceeds your Benefit Base on subsequent Contract Anniversaries. You will continue to be assessed your current SecurePay Fee. We also will no longer calculate the SecurePay Roll-up Value when determining your Benefit Base if you elect not to pay the increase in your SecurePay Fee. You will continue to be assessed your current SecurePay Fee, even though you will no longer be entitled to additional SecurePay Roll-up Values. See “SecurePay 5 Rider.”
Terminating the SecurePay Rider
The SecurePay 5 rider will terminate upon the earliest of:
•
the Valuation Date you terminate your SecurePay rider (permitted after the rider has been in effect for at least ten years);

•
the Valuation Date the Contract is surrendered or terminated;

•
the Valuation Date your Contract Value reduces to zero due to an Excess Withdrawal;

•
the Valuation Date your Contract Value reduces to zero due to poor Sub-Account performance, the deduction of fees, and/or a SecurePay Withdrawal (subject to our obligation to make monthly payments to you, as set forth above under “Reduction of Contract Value to Zero”);

•
the Valuation Date on or after the Benefit Election Date we receive instructions from you that results in a change in Covered Person(s);

•
for a SecurePay 5 rider with one Covered Person, the date of the Covered Person’s death before the Annuity Date (even if the surviving spouse of the deceased Covered Person elects to continue the Contract);

•
for a SecurePay 5 rider with two Covered Persons, the date of death of the last surviving Covered Person before the Annuity Date;

•
the Maximum Annuity Date (being the Owner’s choice of the options outlined under “Benefit Available on Maximum Annuity Date (Oldest Owner’s or Annuitant’s 95th Birthday)”); or

•
the Valuation Date we receive instructions that are not in compliance with our Allocation Guidelines and Restrictions for Protected Lifetime Income Benefits.

Deduction of the monthly fee for the SecurePay 5 rider ceases upon termination. We will not refund the SecurePay fees you have paid if your SecurePay rider terminates for any reason. If your SecurePay 5 rider terminates, you may not reinstate it or purchase a new rider except as described below under “Spousal Continuation” and “Reinstating Your SecurePay Rider Within 30 Days of Termination.”
Spousal Continuation
Upon the death of the Owner before the Benefit Election Date, if the surviving spouse elects to continue the Contract and become the new Owner, the surviving spouse may also continue the SecurePay rider, provided the surviving spouse meets the rider’s issue age requirements as of the Rider Issue Date or as of any date prior to the date we receive the written request to continue the Contract. On the next Contract Anniversary, the Benefit Base will be the greater of  (1) the Contract Value (which will reflect the Death Benefit), or (2) the current Benefit Base.
If the SecurePay Benefit Election Form indicates Single Life Coverage and the SecurePay rider terminates due to the death of the Covered Person following the Benefit Election Date and the surviving spouse elects to continue the Contract and become the new Sole Owner, then the surviving spouse may purchase a new SecurePay 5 rider before the Annuity Date if we are offering the rider at that time. If all the conditions to purchase a new SecurePay 5 rider have been met, we will issue the rider upon our receipt of the surviving spouse’s written request. The new rider will be subject to the terms and conditions of the SecurePay 5 rider in effect at the time it is issued. This means:
•
The initial Benefit Base will be equal to the Contract Value as of the new Rider Issue Date.

•
We will impose the current SecurePay Fee in effect on the new Rider Issue Date.

The surviving spouse may not purchase a new SecurePay 5 rider if he or she does not meet the rider’s issue age requirements as of the Rider Issue Date or the date we receive the written request to continue the Contract. Only the surviving spouse is eligible to be a Covered Person under the new rider, and the rider will terminate upon the death of that Covered Person. Please note that we may limit the availability of the SecurePay 5 rider at any time.
If the SecurePay Benefit Election Form indicates Joint Life Coverage and a Covered Person dies following the Benefit Election Date, and if the surviving spouse elects to continue the Contract and the SecurePay rider, the Annual Withdrawal Amount remains the same until the next Contract Anniversary. On the next Contract Anniversary, the Benefit Base will be the greater of the Contract Value (which will reflect the addition of the Death Benefit) or the current Benefit Base and we will recalculate the Annual Withdrawal Amount, if necessary, using the Maximum Withdrawal Percentage associated with Joint Life Coverage.
Reinstating Your SecurePay Rider Within 30 Days of Termination
If your SecurePay rider terminated due to a Prohibited Allocation instruction (see “ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS”) or due to a change in Covered Person after the Benefit Election Date (see “Designating the Covered Person(s)”), and you made no additional Purchase Payment after the termination, you may request that we reinstate the rider.
If termination occurred due to a Prohibited Allocation instruction, your written reinstatement request must correct the previous Prohibited Allocation instruction by either directing us to allocate your Contract Value in accordance with the rider’s Allocation Guidelines and Restrictions and/or resume portfolio rebalancing. If termination occurred due to a change in Covered Person after the Benefit Election Date, your written reinstatement request must correct the change in Covered Person by directing us to designate under the reinstated rider the original Covered Person(s) that had been selected on the Benefit Election Date.
We must receive your written reinstatement request within 30 days of the date the rider terminated. The reinstated rider will have the same terms and conditions, including the same SecurePay Rider Issue Date, Benefit Base, AWA, SecurePay Fee and Maximum Withdrawal Percentage as it had prior to termination.
Tax Consequences
Treatment of Civil Unions, Domestic Partners, and Divorce.   If state law affords legal recognition to domestic partnerships or civil unions, the Rider will treat individuals who are in a bona fide civil union or domestic partnership as married and spouses for purposes of the Rider. However, as described above in “Death Benefit — Continuation of the Contract by a Surviving Spouse,” for federal tax law purposes such individuals are not treated as “spouses.” Likewise, if the Covered Persons are no longer married as of the date of death, such individuals are no longer treated as spouses for federal tax law purposes. As a result, if a beneficiary of a deceased owner and the owner were parties to a civil union or domestic partnership, or if the beneficiary and the deceased owner were no longer married as of the date of death, the beneficiary will be required by federal tax law to take distributions from the Contract in the manner applicable to non-spouse beneficiaries and will not be able to continue the Contract. In some circumstances, these required distributions could substantially reduce or eliminate the SecurePay rider benefit while the surviving Beneficiary is still alive.
In addition, the rider allows the surviving spouse of a deceased owner who continues the Contract and becomes the new owner to either continue the SecurePay rider or purchase a new rider (depending on the date of death and whether the rider provides single or joint life coverage). This right is only available to an individual who was the spouse of the deceased owner within the meaning of federal tax law because only such a spouse is eligible to continue the Contract under federal tax law.
An individual who is a party to a civil union or a domestic partnership should not purchase the SecurePay rider before consulting legal and financial advisors and carefully evaluating whether the SecurePay rider is suitable for his or her needs.
Other Tax Matters.   For a discussion of other tax consequences specific to the SecurePay rider, please see “TAXATION OF ANNUITIES IN GENERAL, Tax Consequences of Protected Lifetime Income Benefits” and “QUALIFIED RETIREMENT PLANS, Protected Lifetime Income Benefits.”
SecurePay ME: Increased AWA for Certain Medical Conditions
If you have certain medical conditions, and you have held your Contract for two years or more, you may qualify for an increase in your AWA at the time you establish your Benefit Election Date. You may not apply for an increased AWA after the Benefit Election Date.
Note: The two-year waiting period for the SecurePay ME benefit begins on the Contract’s Issue Date (not necessarily when you select the SecurePay 5 rider). A new waiting period begins if ownership of the Contract changes.
At present, the maximum age at which you may apply for a medical evaluation of your benefit under the SecurePay 5 rider and request the SecurePay ME benefit is age 75. We reserve the right to change this maximum age so that in the future the maximum age for medical evaluation may increase or decrease, if, in our sole discretion, such change is necessary or appropriate to mitigate the risks and costs Protective Life assumes in offering the benefit. We determine the maximum age based on a variety of factors including current life expectancies, developments in medical treatment and technology, and the costs to us of providing the SecurePay ME benefit, as well as the costs of the various death benefits we make available under the Contract.
After receiving your application for the SecurePay ME benefit, we will determine, in our sole discretion, whether a medical condition will qualify for an increased benefit under the SecurePay ME benefit and, if so, the amount of the increase. In general, in order to qualify for an increased AWA, the medical condition must be one which significantly reduces life expectancy. Our evaluation of life expectancy will be based on a review of the medical records made available to us and our assessment of the specific characteristics and severity of an impairment or impairments, including, but not limited to, our judgment as to your individual medical condition and the likelihood of improved medical treatment for that condition. Based upon this evaluation, we will assign a life expectancy or “table” rating in accordance with the guidance provided in standard industry underwriting manuals and written company guidelines specific to assessing longevity in the context of annuity payments, rather than life insurance underwriting. The table rating will correspond to an estimated decrease in life expectancy compared to other persons of the same age and gender without significant medical impairments. Because of their complexity or severity, or both, certain impairments or combinations of impairments will require the expertise and knowledge of our Medical Director, who will assist us in determining the appropriate life expectancy table rating. As part of this process, the Medical Director will review the medical records in light of our underwriting manual/guidelines and pertinent medical literature.
After a table rating has been assigned, it will be used to determine whether, and the extent to which, we will increase the AWA. Table ratings currently range from 1 to 16. The higher the table rating, the greater the estimated decrease in longevity. In order to qualify for an increased AWA, the estimated decrease in longevity currently must be greater than or equal to 25%. The table rating required to hit this threshold will vary depending on your age and sex. We also will take into account our experience and expectations regarding the mortality of the entire pool of Covered Persons under all SecurePay riders, as well as the investment performance of the required allocations under our Allocation Guidelines and Restrictions and our expectations regarding the securities markets in general. The factors upon which we base our decision, the weight we give to each factor and the table rating requirements may change periodically.
If we determine that an increase in your AWA is warranted, the Maximum Withdrawal Percentage that you receive will be from 0.25% to 2.00% higher than you would otherwise receive. The amount of any increase in the Maximum Withdrawal Percentage that we may make available will apply consistently to all similarly rated applicants. After the Benefit Election Date, the amount of your increase will not change. An increase in your AWA will not affect the amount of the SecurePay Fee, although we may charge a processing fee to establish the SecurePay ME benefit, as described below.
Note: We reserve the right to discontinue this benefit at any time if, in our sole discretion, such change is necessary or appropriate to mitigate the risks and costs Protective Life assumes in offering the benefit.
How to Apply for an Increased AWA.   You may ask for a determination as to whether you (or in the case of Joint Life Coverage, you and your spouse) qualify for an increased AWA because of certain serious medical conditions if you have held your Contract for two or more years.
If you believe you may qualify for an increased AWA, you should provide Written Notice to us in order to begin the process. Among other things, you must complete a SecurePay ME questionnaire and authorize us to obtain copies of your medical records and a statement from your attending physician as well as certain other personal information.
If we determine that you do not qualify for the increased AWA, you may request a subsequent determination of qualification if one year or more has passed since the previous determination of qualification.
If you have questions about applying for an increased AWA under the SecurePay ME benefit, or to obtain a copy of the SecurePay ME questionnaire and other forms required to apply, you can call us at 1-800-456-6330 or write to us at Protective Life and Annuity Insurance Company, P.O. Box 1928, Birmingham, Alabama 35202-1928.
Note: You may not apply for an increased AWA after the Benefit Election Date.
In the case of a Contract with two Owners who are spouses, or if there is one Owner and a spouse who is the sole Primary Beneficiary, a request may be made for a determination regarding an increased AWA for Single Coverage for the older of the spouses or for Joint Coverage for both spouses. If you request Joint Coverage, we will require a medical evaluation of both spouses and we will advise you of our determination with respect to Single and Joint Coverage. The increased AWA will continue for the lives of both spouses.
Note: Although Single Coverage may provide a higher AWA than Joint Coverage, you should consider that Single Coverage terminates upon the death of the Covered Person following the Benefit Election Date.
We will assess a charge for evaluating your request for an increased AWA only if we determine that you qualify for an increased AWA and you elect to begin taking your SecurePay Withdrawals at the increased AWA. However, if you request an increase in AWA under the SecurePay ME feature more than twice, we will deduct the charge from your current Contract Value whether or not we determine that you qualify for an increased AWA and whether or not you begin taking your SecurePay Withdrawals at the increased AWA.
The current fee is $150 for each person designated as a “Covered Person” in the Benefit Election Form, in other words, $150 for Single Coverage and $300 for Joint Coverage if the AWA is increased. Although we may increase this charge, it will not be more than $300 per Covered Person. We will deduct the charge from your current Contract Value when you submit your Benefit Election Form.
Electing to Begin Your SecurePay Withdrawals after a Determination that You are Eligible for an Increased AWA.    We must receive your Benefit Election Form at our Administrative Office within 6 months after the date we notify you that you are eligible for the increased AWA. If we do not receive this form within this time period, we will not increase your AWA, but you may request a subsequent determination of qualification if one year or more has passed since the previous determination of qualification.
Required Minimum Distributions
If the SecurePay 5 rider is purchased for use with a Qualified Contract, the Qualified Contract must comply with the required minimum distribution (RMD) rules under the Code Section 401(a)(9). The SecurePay 5 rider, and certain other benefits that the IRS may characterize as “other benefits” for purposes of the regulations under Code Section 401(a)(9), may increase the amount of the RMD that must be taken from your Qualified Contract. See “QUALIFIED RETIREMENT PLANS.”
After the Benefit Election Date, we permit withdrawals from a Qualified Contract that exceed the AWA in order to satisfy the RMD for the Qualified Contract without compromising the SecurePay guarantees. In particular, if you provide us with Written Notice of an RMD at the time you request a SecurePay Withdrawal from your Qualified Contract, we will compute an amount that is treated under the SecurePay rider as the RMD for the calendar year with respect to your Qualified Contract. Note that although the tax law may permit you in certain circumstances to take distributions from your Qualified Contract to satisfy the RMDs with respect to other retirement plans established for your benefit, only the amount computed by us as the RMD with respect to your Qualified Contract is treated as an RMD for purposes of the SecurePay rider. Also, if you do not provide us with Written Notice of an RMD at the time you request a SecurePay Withdrawal, the entire amount by which the withdrawal exceeds any remaining AWA for the Contract Year will reduce the amount of your future AWA and could reduce your Benefit Base.
In the future, we may institute certain procedures, including requiring that RMD be established as automatic, periodic distributions, in order to ensure that RMDs for a calendar year do not exceed the AWA for the corresponding Contract Year.
In general, under the SecurePay 5 rider, you may withdraw the greater of  (i) your AWA for a contract year or (ii) the RMD attributable to your Contract that is determined as of December 31st immediately preceding the beginning of your contract year.
Note: If the Benefit Election Form is submitted before the first RMD under Code Section 401(a)(9) is due, we may adjust the amount of your maximum SecurePay Withdrawal for the contract year that includes the due date for the first RMD so that the maximum amount of your withdrawal under the SecurePay 5 rider will be the greater of your first RMD or AWA plus the greater of your second RMD or AWA minus your actual withdrawals in the previous contract year. Thereafter, the maximum allowed is the greater of the AWA or the RMD determined as of the preceding December 31st.
PROTECTIVE INCOME MANAGER
Beginning May 1, 2021, the Protective Income Manager rider is no longer available for purchase.
In general, the Protective Income Manager rider guarantees the right to make withdrawals (“Protective Income Manager Withdrawals”) each year even if your Contract Value is reduced to zero due to those Protective Income Manager Withdrawals, poor market performance, or both. Withdrawals from your Contract reduce the Contract Value dollar for dollar. Excess withdrawals (withdrawals that exceed the Optimal Withdrawal Amount) result in a recalculation of the Optimal Withdrawal Amount and the Protected Lifetime Payment. (See “Excess Withdrawals.”) The Rider also provides fixed lifetime income payments for the life of any Covered Person (“Protected Lifetime Payments”) beginning on the Maximum Annuity Date. Protective Income Manager is specifically designed for you to withdraw all your Contract Value by the (younger) Covered Person’s 95th birthday in annual amounts that may vary from year to year (the “Optimal Withdrawal Amount”).
Note: The rider may not operate as designed if joint life coverage is selected and there is a significant age difference between the two Covered Persons. In that event, it is likely that on the Maximum Annuity Date (the older Covered Person’s 95th birthday), a substantial amount of Contract Value will still be remaining. As a result, it may be in your best interest to apply this amount to an Annuity Option instead of the rider’s Protected Lifetime Payment Annuity Option. If so, you will have paid for the rider without receiving its full benefit. If there is a significant age disparity between you and your spouse, then joint life coverage under the rider may not be appropriate for you. You should discuss this with your financial advisor to ascertain if joint life coverage will address your financial needs and be suitable for you. See “Selecting Your Coverage Option” below for factors to consider when discussing this with your advisor. Also see Appendix G for examples of joint life coverage when there is a significant age difference.
Under the Protective Income Manager rider, the Owner or Owner(s) may designate certain persons as “Covered Persons” under the Contract. See “Selecting Your Coverage Option.” These Covered Persons will be eligible to make Protective Income Manager Withdrawals each Contract Year up to a specified amount during the life of the Covered Person(s). This amount is called the “Optimal Withdrawal Amount,” and is calculated as a percentage of your Contract Value. Annual aggregate withdrawals that exceed the Optimal Withdrawal Amount may result in a reduction of rider benefits (and may even significantly reduce or eliminate such benefits) because we will recalculate the minimum guarantees associated with your Optimal Withdrawal Amount on the next Contract Anniversary. Protective Income Manager Withdrawals are guaranteed to be no lower than your minimum Optimal Withdrawal Amount, even if your Contract Value falls to zero, if you do not take any withdrawals in excess of your Optimal Withdrawal Amount (“Excess Withdrawals”).
You may purchase the Protective Income Manager rider when you purchase your Contract, provided the Covered Person (or both Covered Persons) are between ages 60 and 80 and your initial Purchase Payment is at least $25,000. You may also purchase the Protective Income Manager rider later, under RightTime, provided the Covered Person (or both Covered Persons) are between ages 60 and 80 and your Contract Value is at least $25,000.
The Protective Income Manager rider does not guarantee Contract Value or the performance of any Investment Option.
Important Considerations
•
If you purchase the Protective Income Manager rider, your options for allocating Purchase Payments and Contract Value are restricted. See “ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS.”

If you wish to purchase the Protective Income Manager rider when you purchase the Contract or plan to do so later under the RightTime option, you must choose the Return of Purchase Payments Death Benefit. We will not issue the
Protective Income Manager rider if you select either the Maximum Anniversary Value Death Benefit or the Maximum Quarterly Value Death Benefit, and you cannot change your death benefit after the Contract is issued.
•
Any change in a Covered Person other than a spousal continuation under a Joint Life Coverage option, will cause the rider to terminate without any refund of fees.

Excess Withdrawals will cause a “reset” your minimum Optimal Withdrawal Amount (which is the lowest amount we guarantee your Optimal Withdrawal Amount will be each year) on the next Contract Anniversary. This may result in a substantially lower Optimal Withdrawal Amount in the future, which could significantly reduce or even eliminate the value of the Protective Income Manager rider. See “Determining Your Optimal Withdrawal Amount.”
•
You will begin paying the Protective Income Manager fee as of the Rider Issue Date, even if you do not begin taking Protective Income Manager Withdrawals for many years.

•
You may not cancel the Protective Income Manager rider during the ten years following the Rider Issue Date.

•
We do not refund any Protective Income Manager fees if the rider terminates for any reason or if you choose not to take Protective Income Manager Withdrawals.

•
The automatic purchase payment plan and automatic withdrawal plan are not available if you purchase the Protective Income Manager rider.

The ways to purchase the Protective Income Manager rider, conditions for continuation of the benefit, process for beginning Protective Income Manager Withdrawals, and the manner in which your Optimal Withdrawal Amount is calculated are discussed below.
You should not purchase the Protective Income Manager rider if:
•
you expect to take Excess Withdrawals because such Excess Withdrawals may significantly reduce or eliminate the value of the benefit (see “Excess Withdrawals”);

•
you are primarily interested in maximizing the Contract’s potential for long-term accumulation rather than systematically withdrawing all of your Contract Value over time;

•
it is important for you to leave a death benefit for your heirs;

•
there is a significant age disparity between the two Covered Persons; or

•
you do not expect to take Protective Income Manager Withdrawals (especially before the age of 95).

Appendix E demonstrates the operation of the Protective Income Manager rider using hypothetical examples. You should review Appendix E and consult your sales representative to discuss whether the Protective Income Manager rider suits your needs.
Purchasing Protective Income Manager
You may purchase the Contract and the Protective Income Manager rider if your initial Purchase Payment is at least $25,000. If your initial Purchase Payment is funded, in whole or in part, by the exchange of another annuity contract or contracts, the aggregate value of your Purchase Payments within the first 120 days following the Contract Issue Date must be equal to or greater than $25,000. If the total of your Purchase Payments is less than $25,000 at the end of the Valuation Period on the 120th day following the Contract Issue Date, we will terminate Protective Income Manager and credit to your account all Protective Income Manager fees previously deducted from your Contract Value. In addition, if we terminate your Protective Income Manager, any withdrawals that you took under Protective Income Manager during the initial 120 day period will be treated as Contract withdrawals.
You may purchase the Protective Income Manager rider after the Contract is issued if the Contract Value is at least $25,000 and the Covered Person(s) satisfy the rider’s age requirements on the Rider Issue Date. Regardless of when you purchase the rider, we do not accept Purchase Payments received more than 120 days after the Rider Issue Date.
Important Considerations
The timing of the Protective Income Manager rider purchase may have a significant impact on the minimum Optimal Withdrawal Amount guarantee under the rider:
•
For example, there are certain advantages to purchasing the Protective Income Manager rider early. Foremost, the rider is designed for you to receive income over the long term through periodic withdrawals. In addition, the amount you can withdraw each Contract Year under the rider will never drop below your minimum Optimal Withdrawal Amount, which is calculated as a percentage of your Contract Value on the Rider Issue Date (so long as you do not take an Excess Withdrawal, which would result in a recalculation of your minimum Optimal Withdrawal Amount based on your current Contract Value). This means if you purchase the Protective Income Manager rider at issue, or early on under the RightTime option, then you will “lock in” a minimum Optimal Withdrawal Amount that will not decrease even if there is a future downturn in Sub-Account performance.

•
On the other hand, if you wait to purchase the Protective Income Manager rider, you may be able to lock in a higher minimum Optimal Withdrawal Amount if Sub-Account performance has been favorable and your Contract Value has increased. In addition, the minimum Optimal Withdrawal Amount may be higher the closer you are to a Covered Person’s 95th birthday when you elect the rider (assuming Sub-Account performance has not significantly decreased since the Contract Issue Date) as the rider is designed for you to withdraw a greater proportion of Contract Value over time.

You also should consider:
•
If you purchase the Protective Income Manager rider when you purchase the Contract, the annual Protective Income Manager fee is currently 0.10% lower than if you exercise the RightTime option to purchase the Protective Income Manager rider after that date. The Protective Income Manager fee for new purchasers and the difference between the fee for the rider purchased at Contract issue and under the RightTime option may change.

•
Specifically, you must: (1) allocate all of your Purchase Payments and Contract Value in accordance with the Allocation by Investment Category guidelines (described below), (2) allocate all of your Purchase Payments and Contract Value in accordance with one of the three eligible Benefit Allocation Model Portfolios (described below) or (3) allocate all of your Purchase Payments and Contract Value to one of the permissible single investment options. All of the investment options available under the Allocation Guidelines and Restrictions are described below. You may also allocate your Purchase Payments to the dollar cost averaging (“DCA”) Account(s), provided that transfers from the DCA Account are allocated to the Sub-Accounts in accordance with the Allocation Guidelines and Restrictions described above.

But, if you purchase the Protective Income Manager rider too early, you may pay the Protective Income Manager fee for a longer period than is necessary. Additionally, beginning on the Rider Issue Date, your death benefit will be the Return of Purchase Payments Death Benefit (the Maximum Anniversary Value Death Benefit and the Maximum Quarterly Value Death Benefit will not be available) and you must comply with our Allocation Guidelines and Restrictions.
Please consult your sales representative to discuss the appropriate time for you to purchase the Protective Income Manager rider.
Designating the Covered Person(s)
The Covered Person is the person upon whose life the Protective Income Manager rider benefit is based. You may designate one Covered Person (Single Life Coverage) or two Covered Persons (Joint Life Coverage).
•
If Single Life Coverage is elected, then the Owner will be the Covered Person (if there are two Owners, then the older Owner will be the Covered Person).

•
Joint Life Coverage may be elected if there are two Owners under the Contract who are spouses or if there is one Owner and his or her spouse is the sole Primary Beneficiary under the Contract. If Joint Life Coverage is elected, then the Owner and the Owner’s spouse will be the Covered Persons.

•
Where the Owner is a corporation, partnership, company, trust, or other “non-natural person,” the Annuitant (under Single Life Coverage) or Annuitant and Annuitant’s spouse who is the sole primary beneficiary (under Joint Life Coverage) will be the Covered Person(s).

•
The Covered Person (or, if Joint Life Coverage is selected, one of the two Covered Persons) must be designated as the Annuitant under the Contract.

Note: A change of Covered Persons will cause the Protective Income Manager rider to terminate and any scheduled Protective Income Manager Withdrawals to cease. If you remove a Covered Person (which may occur, for example, if you remove a spouse Beneficiary or add additional Primary Beneficiaries or change the Owner or Annuitant), or if you add a Covered Person (which may occur, for example, if you add a spouse as a sole Primary Beneficiary), then this would constitute a change of Covered Persons. In addition, whether a spouse continues the Contract could affect the rights and benefits under the Protective Income Manager rider and could have tax consequences. (See “Tax Consequences — Treatment of Civil Unions and Domestic Partners.”)
Selecting Your Coverage Option.   If both Owners of the Contract are spouses, or if there is one Owner and a spouse who is the sole Primary Beneficiary, you must indicate at the time you purchase the rider whether there will be one or two Covered Persons. Please pay careful attention to this designation, as it will impact the Protective Income Manager Payment Factor and whether the Optimal Withdrawal Amount will continue to be available for the life of the surviving spouse.
The various coverage options are illustrated in the following table:
	Single Life Coverage	Joint Life Coverage
Single Owner/Non-spouse Beneficiary	Covered Person is the Owner. Protective Income Manager rider expires upon death of Covered Person.	Not applicable.
Single Owner/Spouse Beneficiary	Covered Person is the Owner. Protective Income Manager rider expires upon death of Covered Person.	Both are Covered Persons. Protective Income Manager rider expires upon death of last surviving Covered Person.
Joint Owner/Non-spouse 2nd Owner	Covered Person is older Owner. Protective Income Manager rider expires upon the death of the Covered Person.	Not applicable.
Joint Owner/Spouse 2nd Owner	Covered Person is older Owner. Protective Income Manager rider expires upon death of Covered Person.	Both are Covered Persons. Protective Income Manager rider expires upon death of last surviving Covered Person.
Important Note on Joint Life Coverage: The rider is designed to distribute all of your Contract Value by the younger Covered Person’s 95th birthday. The rider may not operate as designed if joint life coverage is selected and there is a significant age difference between the two Covered Persons. In that event, it is likely that on the Maximum Annuity Date (the older Covered Person’s 95th birthday), a substantial amount of Contract Value will still be remaining. As a result, it may be in your best interest to apply this amount to an Annuity Option instead of the rider’s Protected Lifetime Payment Annuity Option. If so, you will have paid for the rider without receiving its full benefit. See “Determining Your Optimal “Protected Lifetime Payments Available on Maximum Annuity Date (Oldest Owner’s or Annuitant’s 95th Birthday).”
Factors for you, your spouse, and your financial advisor to consider before purchasing joint life coverage under the rider include:
•
Your expectations as to Variable Account performance between now and the Maximum Annuity Date. Please see Appendix G for examples demonstrating how negative, flat, and positive market performance may influence the payment of lifetime income under the rider when there is a significant age difference between Covered Persons.

•
The age difference between you and your spouse. As the age difference increases (particularly when there is more than ten years between you), the more likely it is that the rider will not distribute all of your Contract Value and then make Protected Lifetime Payments.

•
The age and health of the older Covered Person. If the older Covered Person does not live to age 95, then the Contract Value will be distributed by the surviving Covered Person’s 95th birthday, at which time Protected Lifetime Payments under the rider will begin. You may also want to consider the sex of the older Covered Person, as females are more likely to live to age 95 than are males.

•
Whether the Contract was purchased for use in connection with a Qualified Contract owned by the younger spouse. If the younger spouse is the sole Owner under the Contract, then there may be a desire for the older spouse to receive Protected Lifetime Payments under the rider in the event of the younger spouse’s death. You should discuss these payments as well as the payments you might receive under other Annuity Options under your Contract.

If there is a significant age disparity between you and your spouse, then joint life coverage under the rider may not be appropriate for you. You should discuss this with your financial advisor to ascertain if joint coverage under the Protective Income Manager rider will address your financial needs and be suitable for you.
Allocation Guidelines and Restrictions
In order to maintain the Protective Income Manager rider, you must allocate your Purchase Payments and Contract Value in accordance with the Allocation Guidelines and Restrictions that we have established. The Allocation Guidelines and Restrictions are designed to limit our risk under the Protective Income Manager rider. Please see “ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS.”
Determining Your Optimal Withdrawal Amount
The Optimal Withdrawal Amount is the maximum amount that you may withdraw from your Contract Value each Contract Year without reducing or eliminating the benefits under the Protective Income Manager rider. We calculate your Optimal Withdrawal Amount each year by multiplying your Contract Value by the “Protective Income Manager Payment Factor.” This factor is based on:
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the age of the (younger) Covered Person on the Rider Issue Date; and

•
the age of the (younger) Covered Person on the date we calculate the Optimal Withdrawal Amount.

Note: So long as you never take an Excess Withdrawal (described below), the amount you may withdraw from your Contract Value each year will never be less than your Protected Lifetime Payment. For riders issued on or after May 1, 2016, this amount is 90% of your initial Optimal Withdrawal Amount. For riders issued before May 1, 2016, the Protected Lifetime Payment is the initial Optimal Withdrawal Amount.
We determine your initial Optimal Withdrawal Amount as of the Rider Issue Date by multiplying the “Protective Income Manager Payment Factor” (described below) by your Contract Value on that date.
For example, assume there is one Covered Person under the Protective Income Manager rider, a 75-year old who has made an initial Purchase Payment of  $100,000. As provided in the Single Life Coverage table in Appendix F, the Protective Income Manager Payment Factor is 0.06100 (because she is 75). We determine the initial Optimal Withdrawal Amount by multiplying the Protective Income Manager Payment Factor by the Contract Value. Therefore, the initial Optimal Withdrawal Amount is $6,100 (0.06100 x $100,000). See Appendix F: Protective Income Manager Rider Payment Factors.
If you purchase the Protective Income Manager rider and we receive an additional Purchase Payment or Payments within the first 120 days, then we recalculate your initial Optimal Withdrawal Amount at 30-day intervals during the 120 days following the Rider Issue Date. We will recalculate your initial Optimal Withdrawal Amount to equal the Protective Income Manager Payment Factor as of the Rider Issue Date multiplied by the total aggregate Purchase Payments received (including your initial Purchase Payment) less any aggregate Excess Withdrawals made since the Rider Issue Date. We will consider this to be your initial Optimal Withdrawal Amount for purposes of calculating future Optimal Withdrawal Amounts. If any scheduled recalculation date is not a Valuation Date, then we make this calculation on the next Valuation Date.
We recalculate your Optimal Withdrawal Amount on each subsequent Contract Anniversary prior to the Annuity Date by multiplying the Protective Income Manager Payment Factor by your Contract Value on that anniversary. We will advise you of your current Optimal Withdrawal Amount by written notice following each Contract Anniversary.
Your Optimal Withdrawal Amount for any Contract Year can not be more than 110% of your Optimal Withdrawal Amount for the prior Contract Year. In addition, unless you have taken an Excess Withdrawal (which would result in a Reset of the Optimal Withdrawal Amount, as described below), we guarantee that your Optimal Withdrawal Amount will always be at least the greater of:
a.
90% of your Optimal Withdrawal Amount for the prior Contract Year; or

b.
Your initial Optimal Withdrawal Amount if your rider was issued before May 1, 2016 (or 90% of your Optimal Withdrawal Amount if your rider was issued on or after May 1, 2016)

For example, assume that the Covered Person described above did not take an Excess Withdrawal during her first Contract Year, and that her Contract Value on the first Contract Anniversary is $95,684. We determine the Optimal Withdrawal Amount on each Contract Anniversary by multiplying the Protective Income Manager Payment Factor by the Contract Value on that anniversary, subject to the minimum and maximum limits described above.
For riders issued before May 1, 2016, we calculate the Optimal Withdrawal Amount as the Protective Income Manager Payment Factor at attained age 76 (while also taking into account her age 75 on the Rider Issue Date, since she did not take an Excess Withdrawal) times the Contract Value, or $6,082 (0.06357 x $95,684). Because this amount is less than her initial Optimal Withdrawal Amount but not more than 110% of that amount, her Optimal Withdrawal Amount will remain at $6,100 for the second Contract Year.
For riders issued on or after May 1, 2016, the Optimal Withdrawal Amount is the Protective Income Manager Payment Factor times the Contract Value, or $6,082 (0.06357 x $95,684). This amount is less than the prior year’s Optimal Withdrawal Amount but greater than 90% of that amount ($6,100 x 0.9 = $5,490), so her Optimal Withdrawal Amount is $6,082 for the second Contract Year.
Note: The Optimal Withdrawal Amount is not cumulative. If you choose to withdraw only a part of, or none of, your Optimal Withdrawal Amount in any given Contract Year, you should understand that you cannot carry over any unused Optimal Withdrawal Amount to any future Contract Years.
Increase in Protective Income Manager Fee.   If you elect not to pay an increase in your Protective Income Manager Fee, then we will “lock in” your current Protective Income Manager Payment Factor and will use this factor when we calculate your Optimal Withdrawal Amount on all future Contract Anniversaries. Your Protective Income Manager Payment Factor will never change, even if there is a Reset following the date you elect not to pay the fee increase due to an Excess Withdrawal. This could ultimately mean a significant reduction in your future Optimal Withdrawal Amount because the Protective Income Manager Payment Factors are designed to increase each year. You should carefully consider whether or not it is in your best interest to decline an increase in the Protective Income Manager fee. See “Protective Income Manager Fee.”
The Protective Income Manager Payment Factor.   We determine the Protective Income Manager Payment Factor based upon the age of the (younger) Covered Person on the Rider Issue Date, as well as that person’s attained age on the date we calculate the Optimal Withdrawal Amount. On each Contract Anniversary when we recalculate your Optimal Withdrawal Amount, we will use a new Protective Income Manager Payment Factor based upon the current attained age of the (younger) Covered Person at that time, but the Protective Income Manager Payment Factor will still continue to be based on the age of the (younger) Covered Person on the Rider Issue Date unless there has been a Reset (discussed below). If you take no Excess Withdrawals, the Protective Income Manager Payment Factor increases each year as the (younger) Covered Person’s age increases. Because the Protective Income Manager is designed for you to withdraw a greater proportion of Contract Value over time, the Optimal Withdrawal Amount tends to increase over time (assuming Sub-Account performance has not significantly decreased since the Contract Issue Date). The Protective Income Manager Payment Factors are set forth in Appendix F for Single Life Coverage and Joint Life Coverage.
Reset of the Minimum Optimal Withdrawal Amount.   If you take an Excess Withdrawal, the next Contract Anniversary will be a Reset Date. On that date we will Reset the “floor” for all future Optimal Withdrawal Amounts following the Reset Date. This floor is the lowest amount we guarantee your Optimal Withdrawal Amount will be each year, as follows:
If you purchased your Protective Income Manager rider on or after May 1, 2016, the minimum Optimal Withdrawal Amount on each Contract Anniversary will be the lesser of:
a.
90% of your initial Optimal Withdrawal Amount; or

b.
90% of your Optimal Withdrawal Amount on the most recent Reset Date.

If you purchased your Protective Income Manager ride prior to May 1, 2016, the minimum Optimal Withdrawal Amount on each Contract Anniversary will be the lesser of:
a.
your initial Optimal Withdrawal Amount; or,

b.
the Optimal Withdrawal Amount on the most recent Reset Date.

In addition, on a Reset Date, we will use a new Protective Income Manager Payment Factor to calculate your Optimal Withdrawal Amount on that date. This will be based solely on the attained age of the (younger) Covered Person on the Reset Date (provided you have not declined an increase in the Protective Income Manager fee, as discussed above). This will result in a lower Protective Income Manager Payment Factor. For future Optimal Withdrawal Amount calculations, we will continue to base the Protective Income Manager Payment Factor on the age of the (younger) Covered Person on the Reset Date (until the next Reset Date, if any), as well as on that person’s attained age on the date we calculate the Optimal Withdrawal Amount.
For example, assume that on the Rider Issue Date, the Contract Value is $133,000, there is one Covered Person under the Protective Income Manager rider, and that person is 60 years old. The initial Optimal Withdrawal Amount is $6,251 ($6,251 = 0.04700 x $133,000). Further assume that he takes an Excess Withdrawal five years later. On the next Contract Anniversary, he is 65, and his Contract Value is $100,000. On that anniversary, we will calculate his Optimal Withdrawal Amount by multiplying the Protective Income Manager Payment Factor at age 65 by the Contract Value, or $5,000 (0.05000 x $100,000). We will reset his minimum Optimal Withdrawal Amount for all future years. The new Optimal Withdrawal amount on the reset date will be $5,000. For riders issued on or after May 1, 2016, his new minimum Optimal Withdrawal Amount will be $4,500 ($5,000 x 0.90). For riders issued before May 1, 2016, his new minimum Optimal Withdrawal Amount is $5,000.
For cases where the Contract Value has increased, consider the following example. Assume that on the Rider Issue Date, the Contract Value is $133,000, there is one Covered Person under the Protective Income Manager rider, and that person is 60 years old. The initial Optimal Withdrawal Amount is $6,251 ($6,251 = 0.04700 x $133,000). On the fourth anniversary, when he is 64 years old, assume his Contract Value is $140,000 and his Optimal Withdrawal Amount is therefore $7,042 ($7,042 = 0.0503 x $140,000). He takes an Excess Withdrawal the next year. On the next Contract Anniversary, he is 65, and his Contract Value is $150,000. On that anniversary, we will calculate his Optimal Withdrawal Amount by multiplying the Protective Income Manager Payment Factor at age 65 by the Contract Value, or $7,500 (0.05000 x $150,000). The Protective Income Manager Payment Factor is lower because that anniversary was a reset date, but the Optimal Withdrawal Amount increases due to the higher Contract Value on that anniversary. However, there is no change in the minimum Optimal Withdrawal Amount in future years (unless additional excess withdrawals occur). For riders issued on or after May 1, 2016, his minimum Optimal Withdrawal Amount will remain $5,625.90 ($6,251 x 0.90). For riders issued before May 1, 2016, his minimum Optimal Withdrawal Amount remains $6,251.
Note: If you take an Excess Withdrawal, your Optimal Withdrawal Amount as of the Reset Date may be substantially lower than your initial Optimal Withdrawal Amount, which would mean a significant reduction in the Optimal Withdrawal Amount available to you on and after a Reset Date. You should carefully consider whether or not it is in your best interest to take an Excess Withdrawal.
Beginning Your Protective Income Manager Withdrawals
All Contract withdrawals taken are considered either Protective Income Manager Withdrawals or Excess Withdrawals.
•
Protective Income Manager Withdrawals are aggregate withdrawals you make from your Contract Value each Contract Year that do not exceed your Optimal Withdrawal Amount.

•
An Excess Withdrawal is any portion of a withdrawal that, when aggregated with all prior withdrawals during that Contract Year, exceeds the Optimal Withdrawal Amount.

At any time prior to the Annuity Date, you may request Protective Income Manager Withdrawals individually or instruct us to send you specific Protective Income Manager Withdrawal amounts periodically by submitting to us a request that includes all of the information necessary for us to complete your request.
Note: The Protective Income Manager rider is designed for you to take Protective Income Manager Withdrawals each Contract Year. If all your withdrawals on and after the Rider Issue Date are Protective Income Manager Withdrawals, your Optimal Withdrawal Amount will never decrease below your minimum Optimal Withdrawal Amount and you may continue to withdraw that amount for the lifetime of the Covered Person (or the last surviving Covered Person, if you selected Joint Life Coverage).
The Protective Income Manager rider is designed for you to receive income. If you delay taking Protective Income Manager Withdrawals, you may shorten the period during which you may take such withdrawals due to life expectancy, so you may be paying for a benefit you are not using. Please consult your sales representative regarding the appropriate time for you to begin taking Protective Income Manager Withdrawals.
Important Considerations
•
All withdrawals, including Protective Income Manager Withdrawals, reduce your Contract Value and death benefit. Surrender charges and federal and state income taxes may apply, as well as a 10% federal additional tax if a withdrawal occurs before the Owner reaches age 59½. See “CHARGES AND DEDUCTIONS, Surrender Charge” and “TAXATION OF ANNUITIES IN GENERAL, Taxation of Withdrawals and Surrenders.”

•
All withdrawals, including Protective Income Manager Withdrawals, count towards the free withdrawal amount under the Contract. However, we do not assess a surrender charge on Protective Income Manager Withdrawals, even when surrender charges would otherwise apply. See “CHARGES AND DEDUCTIONS, Surrender Charge.” Protective Income Manager Withdrawals are not subject to the minimum Contract Value limitation. See “Surrender and Withdrawals.”
Excess Withdrawals
An Excess Withdrawal is any portion of a withdrawal that, when aggregated with all prior withdrawals during that Contract Year, exceeds the Optimal Withdrawal Amount. We will not recalculate your Optimal Withdrawal Amount until the next Contract Anniversary, so any subsequent withdrawal you request that Contract Year is also an Excess Withdrawal. A withdrawal that causes the aggregate withdrawals for that Contract Year to exceed the Optimal Withdrawal Amount may include amounts that qualify as a Protective Income Manager Withdrawal as well as amounts that are deemed an Excess Withdrawal.
If you have instructed us to send you all or a portion of the Optimal Withdrawal Amount periodically, an Excess Withdrawal automatically terminates these periodic withdrawals. You may resume periodic Protective Income Manager Withdrawals beginning on the next Contract Anniversary based on the recalculated Optimal Withdrawal Amount by sending us Written Notice.
Excess withdrawals reduce your Contract Value and death benefit. Excess Withdrawals are subject to surrender charges and count towards the free withdrawal amount under the Contract, and federal and state income taxes may apply. Excess Withdrawals are subject to the minimum Contract Value limitation. See “CHARGES AND DEDUCTIONS, Surrender Charge,” “Surrender and Withdrawals,” and “TAXATION OF ANNUITIES IN GENERAL, Taxation of Withdrawals and Surrenders.”
Note: An Excess Withdrawal will cause a Reset on the next Contract Anniversary. This may result in a substantially lower Optimal Withdrawal Amount in the future, which could significantly reduce or even eliminate the value of the Protective Income Manager rider. See “Determining Your Optimal Withdrawal Amount.” You should not purchase the Protective Income Manager rider if you intend to take Excess Withdrawals.
If your Contract Value reduces to zero due to an Excess Withdrawal, we will terminate your Contract and the Protective Income Manager rider. You will not be entitled to receive any further benefits under the Protective Income Manager rider.
If you would like to make an Excess Withdrawal and are uncertain how an Excess Withdrawal will reduce your future guaranteed withdrawal amounts, then you may contact us prior to requesting the withdrawal to obtain a personalized, transaction-specific calculation showing the effect of the Excess Withdrawal.
Required Minimum Distributions
If the Protective Income Manager rider is purchased for use with a Qualified Contract, the Qualified Contract must comply with the required minimum distribution (RMD) rules under the Code Section 401(a)(9). The Protective Income Manager rider, and certain other benefits that the IRS may characterize as “other benefits” for purposes of the regulations under Code Section 401(a)(9), may increase the amount of the RMD that must be taken from your Qualified Contract. See “QUALIFIED RETIREMENT PLANS.”
We permit withdrawals from a Qualified Contract that exceed the Optimal Withdrawal Amount in order to satisfy the RMD for the Qualified Contract without compromising the Protective Income Manager guarantee. In particular, if you provide us with Written Notice of an RMD at the time you request a Protective Income Manager Withdrawal from your Qualified Contract, we will compute an amount that is treated under the Protective Income Manager rider as the RMD for the calendar year with respect to your Qualified Contract. Note that although the tax law may permit you in certain circumstances to take distributions from your Qualified Contract to satisfy the RMDs with respect to other retirement plans established for your benefit, only the amount computed by us as the RMD with respect to your Qualified Contract is treated as an RMD for purposes of the Protective Income Manager rider. Also, if you do not provide us with Written Notice of an RMD at the time you request a Protective Income Manager Withdrawal, the entire amount by which the withdrawal exceeds any remaining Optimal Withdrawal Amount for the Contract Year will reduce the amount of your future Optimal Withdrawal Amount and could reduce or eliminate the benefit under the Protective Income Manager rider.
In the future, we may institute certain procedures, including requiring that the RMD be established as automatic, periodic distributions, in order to ensure that RMDs for a calendar year do not exceed the Optimal Withdrawal Amount for the corresponding Contract Year.
In general, under the Protective Income Manager rider, you may withdraw the greater of  (i) your Optimal Withdrawal Amount for a Contract Year or (ii) the RMD attributable to your Contract that is determined as of December 31st immediately preceding the beginning of your Contract Year.
Note: If you begin taking Protective Income Manager Withdrawals before the first RMD under Code Section 401(a)(9) is due, we may adjust the amount of your maximum Protective Income Manager Withdrawal for the Contract Year that includes the due date for the first RMD so that the maximum amount of your withdrawal under the Protective Income Manager rider will be the greater of your first RMD or Optimal Withdrawal Amount plus the greater of your second RMD or Optimal Withdrawal Amount minus your actual withdrawals in the previous Contract Year. Thereafter, the maximum allowed is the greater of the Optimal Withdrawal Amount or the RMD determined as of the preceding December 31st.
Reduction of Contract Value to Zero
If your Contract Value is reduced to zero due to poor Sub-Account performance, the deduction of fees, and/or a Protective Income Manager Withdrawal, we will terminate your rider and settle the benefit under your Protective Income Manager rider as follows:
•
We will pay any remaining Optimal Withdrawal Amount in accordance with your instructions until the Contract Anniversary following the date of the transaction that reduced the Contract Value to zero;

•
We will establish an Annuity Date that is the Contract Anniversary following the date of the transaction that reduced the Contract Value to zero;

•
We will continue to recalculate your Optimal Withdrawal Amount on each Contract Anniversary until the earlier of the death of the Covered Person (or last surviving Covered Person if Joint Life Coverage was selected) or the Maximum Annuity Date. As described above under “Determining your Optimal Withdrawal Amount,” your Optimal Withdrawal Amount on each Contract Anniversary is equal to your Contract Value multiplied by the Protective Income Manager Payment Factor. However, your Optimal Withdrawal Amount for any Contract Year will not be less than 90% of the Optimal Withdrawal Amount for the prior Contract Year. Because the Contract Value is $0, your Optimal Withdrawal Amount will decrease by 10% in each successive Contract Year until it reaches the minimum Optimal Withdrawal Amount.

•
If a Covered Person (or last surviving Covered Person if Joint Life Coverage was selected) is alive on the Maximum Annuity Date, then you will begin receiving Protected Lifetime Payments as described below under “Benefit Available on Maximum Annuity Date (Oldest Owner’s or Annuitant’s 95th Birthday).”

•
If Single Life Coverage was selected and the Covered Person dies, no further payments (i.e., the Optimal Withdrawal Amount or the Protected Lifetime Payment Amount, as applicable) are payable. If Joint Life Coverage was selected and one Covered Person dies, the remaining payments (i.e., the Optimal Withdrawal Amount or the Protected Lifetime Payment Amount, as applicable) will be made at least as rapidly as they were made prior to the death of the first Covered Person.

If you request a surrender and your Contract Value at the time of the request is less than your remaining Optimal Withdrawal Amount for that Contract Year, we will pay you a lump sum equal to such remaining Optimal Withdrawal Amount. As with any distribution from the Contract, there may be tax consequences. In this regard, we intend to treat any amounts that you receive after the Contract Value is reduced to zero due to poor Sub-Account performance, the deduction of fees, and/or a Protective Income Manager Withdrawal as annuity payments for tax purposes. See “TAXATION OF ANNUITIES IN GENERAL.”
If your Contract Value reduces to zero due to an Excess Withdrawal, we will terminate your Contract and the Protective Income Manager rider. You will not be entitled to receive any further benefits under the Protective Income Manager rider.
Benefit Available on Maximum Annuity Date (Oldest Owner’s or Annuitant’s 95th Birthday)
The Protective Income Manager rider will terminate on the Annuity Date, whether or not you have begun your Protective Income Manager Withdrawals. You must annuitize the Contract no later than the Maximum Annuity Date.
If your Protective Income Manager rider is in effect on the Maximum Annuity Date, in addition to other Annuity Options available to you under your Contract (see “ANNUITY PAYMENTS, Annuity Options”), one of your Annuity Options will be the Protective Income Manager rider’s Protected Lifetime Payment Annuity Option. This option provides fixed monthly annuity payments for the life of the Covered Person (or last surviving Covered Person if Joint Life Coverage was selected), as follows:
1.
If no Reset Date has occurred under the Protective Income Manager rider, then each Protected Lifetime Payment will be equal to your minimum Optimal Withdrawal Amount divided by 12.

2.
If any Reset Date has occurred under the Protective Income Manager rider because you have taken one or more Excess Withdrawals, then each Protected Lifetime Payment will be equal to the lesser of: (a) your minimum

Optimal Withdrawal Amount, divided by 12; or (b) the minimum Optimal Withdrawal Amount calculated on the most recent Reset Date, divided by 12.
If you do not select an Annuity Option, your monthly annuity payments will be the greater of  (i) the Protected Lifetime Payments described above; or (ii) payments based upon the Contract Value for the life of the Annuitant with a 10-year Certain Period. We must receive Written Notice of your election of such annuity payments at least three days but no earlier than 90 days before the Maximum Annuity Date. For more information regarding Annuity Options, including Certain Period options, see “ANNUITY PAYMENTS, Annuity Options.”
Important Considerations. Please consult your financial adviser to discuss whether to elect the rider’s Protected Lifetime Payment Annuity Option or one of the other Annuity Options available on the Maximum Annuity Date. Among other things, you should consider the amount of the payments you would receive under each available option, your tax situation, whether you want variable or fixed payments, your need for income over the life of one or two individuals, and whether you desire to leave any benefit to your Beneficiary(ies).
Death of a Covered Person Before the Annuity Date
If there is one Covered Person and he or she dies before the Annuity Date, the Protective Income Manager rider terminates upon the Covered Person’s death. If there are two Covered Persons and one dies before the Annuity Date, we will continue the Contract and the Protective Income Manager rider and continue to calculate the Optimal Withdrawal Amount as if no death had occurred so long as the Contract is not terminated by the surviving spouse. See “Death Benefit.”
Protective Income Manager Fee
We deduct a monthly fee for the Protective Income Manager rider that compensates us for the costs and risks we assume in providing this benefit. The fee is a percentage of the greatest of:
a.
the Contract Value on each Monthly Anniversary Date;

b.
the Contract Value on the later of the Rider Issue Date or the most recent Reset Date; or

c.
the sum of all Purchase Payments received (including your initial Purchase Payment), less any Excess Withdrawals made, during the 120-day period following the Rider Issue Date.

The percentage is currently 1.20% (1.30% under RightTime) on an annual basis.
We calculate the monthly Protective Income Manager fee on each Monthly Anniversary Date following the Rider Issue Date, and continue to calculate the fee monthly through the Annuity Date. We deduct the fee on the following Valuation Date from the Sub-Accounts of the Variable Account only. The fee is not deducted from the assets in the DCA Account. The monthly fee is deducted from the Sub-Accounts in the same proportion that the value of each Sub-Account bears to the total Contract Value in the Variable Account on that date. Accordingly, you must have transferred some assets from your DCA Account to one or more Sub-Accounts in accordance with our Allocation Guidelines and Restrictions before the fee is charged. We treat the deduction of the monthly fee as a withdrawal, but we will not reduce any free surrender amount available under the Contract, and we will not treat the deduction as an Excess Withdrawal under the rider.
We reserve the right to increase the Protective Income Manager fee if, in our sole discretion, the increase is necessary or appropriate to cover the costs Protective Life incurs to mitigate the risks associated with offering the rider. The fee will never exceed 2.00% (2.20% under RightTime) on an annual basis, however. If we increase the Protective Income Manager fee, we will give you at least 30 days’ written notice prior to the increase which notice will identify the date the increase in the Protective Income Manager Fee will take place and provide instructions on how to accept or decline the increase. You may elect not to pay the increase in your Protective Income Manager fee. We must receive your Written Notice declining the increase before the end of the Valuation Period during which the new Protective Income Manager fee becomes effective. If you elect not to pay an increase in your Protective Income Manager Fee, then we will “lock in” your most recent Protective Income Manager Payment Factor and will use this factor when we calculate your Optimal Withdrawal Amount on all future Contract Anniversaries. Your Protective Income Manager Payment Factor will never change, even if there is a Reset following the date you elect not to pay the fee increase. This could ultimately mean a significant reduction in your future Optimal Withdrawal Amount because the Protective Income Manager Payment Factors are designed to increase each year.
You should carefully consider whether or not it is in your best interest to decline an increase in the Protective Income Manager fee.
Terminating the Protective Income Manager Rider
We will terminate the Protective Income Manager rider upon the earliest of:
the Valuation Date you terminate the Protective Income Manager rider (permitted after the Protective Income Manager rider has been in effect for at least ten years);

•
the Valuation Date the Contract is surrendered or terminated;

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the Valuation Date your Contract Value reduces to zero due to an Excess Withdrawal;

•
the Valuation Date your Contract Value reduces to zero due to poor Sub-Account performance, the deduction of fees, and/or a Protective Income Manager Withdrawal (subject to our obligation to make monthly payments to you, as set forth above under “Reduction of Contract Value to Zero”);

•
the Valuation Date we receive instructions from you that results in a change in Covered Person(s);

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for a Protective Income Manager rider with one Covered Person, the date of the Covered Person’s death before the Annuity Date (even if the surviving spouse of the deceased Covered Person elects to continue the Contract);

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for a Protective Income Manager rider with two Covered Persons, the date of death of the last surviving Covered Person before the Annuity Date;

•
the Annuity Date (subject to any obligation we may have to make Protected Lifetime Payments to you, as set forth above under “Protected Lifetime Payments Available on Maximum Annuity Date (Oldest Owner’s or Annuitant’s 95th Birthday)”); or

•
the Valuation Date we receive instructions that are not in compliance with our Allocation Guidelines and Restrictions for Protected Lifetime Income Benefits.

Deduction of the monthly fee for the Protective Income Manager rider ceases upon termination. We will not refund the Protective Income Manager fees you have paid if the Protective Income Manager rider terminates for any reason. If the Protective Income Manager rider terminates, you may not reinstate it or purchase a new rider except as described below under “Reinstating the Protective Income Manager rider within 30 Days of Termination.”
Reinstating the Protective Income Manager rider within 30 Days of Termination
If your Protective Income Manager rider terminated due to a Prohibited Allocation instruction (see “Allocation Guidelines and Restrictions for Protected Lifetime Income Benefits”), you may request that we reinstate the rider.
Your written reinstatement request must correct the previous Prohibited Allocation instruction by either directing us to allocate your Contract Value and/or resume portfolio rebalancing in accordance with our Allocation Guidelines and Restrictions for Protected Lifetime Income Benefits. We must receive your written reinstatement request within 30 days of the date the rider terminated. The reinstated rider will have the same terms and conditions, including the same Rider Issue Date, Optimal Withdrawal Amount, and Protective Income Manager fee as it had prior to termination. We will deduct any fees and make any other adjustments that were scheduled during the period of termination so that after the reinstatement, the Protective Income Manager rider will be as though the termination never occurred.
Tax Consequences
Treatment of Civil Unions and Domestic Partners.   If state law affords legal recognition to domestic partnerships or civil unions, the Rider will treat individuals who are in a bona fide civil union or domestic partnership as married and spouses for purposes of the Rider. However, as described above in “Death Benefit — Continuation of the Contract by a Surviving Spouse,” for federal tax law purposes such individuals are not treated as “spouses.” In addition, if the Owner and the Beneficiary are no longer married as of the date of death, such individuals are no longer treated as “spouses” for federal tax law purposes. As a result, if a beneficiary of a deceased owner and the owner were parties to a civil union or domestic partnership, or if the Beneficiary and the deceased Owner were no longer married as of the date of death, the beneficiary will be required by federal tax law to take distributions from the Contract in the manner applicable to non-spouse beneficiaries and will not be able to continue the Contract. In some circumstances, these required distributions could substantially reduce or eliminate the Protective Income Manager rider benefit while the surviving Beneficiary is still alive.
An individual who is a party to a civil union or a domestic partnership should not purchase the Protective Income Manager rider before consulting legal and financial advisors and carefully evaluating whether the Protective Income Manager rider is suitable for his or her needs.
Other Tax Matters.   For a general discussion of tax consequences specific to the Protective Income Manager rider, see “TAXATION OF ANNUITIES IN GENERAL, Tax Consequences of Protected Lifetime Income Benefits” and “QUALIFIED RETIREMENT PLANS, Protected Lifetime Income Benefits.”
ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS
In order to maintain the SecurePay 5 rider or the Protective Income Manager rider, you must allocate your Purchase Payments and Contract Value in accordance with the Allocation Guidelines and Restrictions that we have established. The Allocation Guidelines and Restrictions are designed to limit our risk under these riders.
Specifically, you must: (1) allocate all of your Purchase Payments and Contract Value in accordance with the Allocation by Investment Category guidelines (described below), (2) allocate all of your Purchase Payments and Contract Value in accordance with one of the three eligible Benefit Allocation Model Portfolios (described below) or (3) allocate all of your Purchase Payments and Contract Value to one of the permissible single investment options. All of the investment options available under the Allocation Guidelines and Restrictions are described below. You may also allocate your Purchase Payments to the dollar cost averaging (“DCA”) Account(s), provided that transfers from the DCA Account are allocated to the Sub-Accounts in accordance with the Allocation Guidelines and Restrictions described above.
Note: The Allocation Guidelines and Restrictions, as well as the inclusion of Funds that employ volatility management strategies in the Investment Options available under your Contract, are intended in part to reduce risks of investment losses that would require us to use our own assets to make payments in connection with the guarantees provided by the SecurePay 5 rider and the Protective Income Manager rider. The Allocation Guidelines and Restrictions, and the inclusion of Funds that employ volatility management strategies are designed to reduce the overall volatility of your Contract Value. During rising markets, the Allocation Guidelines and Restrictions and the Funds that employ volatility management strategies could cause Contract Value to rise less than would have been the case had you been invested in Funds with more aggressive investment strategies. Conversely, investing according to the Allocation Guidelines and Restrictions, and in Funds that employ volatility management strategies, may be helpful in a declining market when high market volatility triggers a reduction in the Funds’ equity exposure, because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your Contract Value may decline less than would have been the case had you not been invested in a Fund or Funds that feature volatility management strategies.
There is no guarantee that the Allocation Guidelines and Restrictions, or Funds with volatility management strategies, can limit volatility in your investment portfolio, and you may lose principal.
To the extent that the Allocation Guidelines and Restrictions and the Funds with managed volatility strategies are successful in reducing overall volatility, we will benefit from a reduction of the risk arising from our guarantee obligations under the riders and we will have less risk to hedge under the riders than would be the case if Owners did not invest in accordance with the Allocation Guidelines and Restrictions and in the Funds with managed volatility strategies. The Allocation Guidelines and Restrictions and investment in Funds with managed volatility strategies may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if they are consistent with your investment objectives.
NOTE: You may not allocate any of your Purchase Payments or Contract Value to the Fixed Account.
Allocation by Investment Category.   The following Allocation by Investment Category guidelines specify the minimum and maximum percentages of your Contract Value that must be allocated to each of the four categories of Sub-Accounts listed below in order for you to remain eligible for benefits under the SecurePay5 rider or the Protective Income Manager rider (unless you are fully invested in a Benefit Allocation Model or a permissible single investment option, as described above). You can select the percentage of Contract Value to allocate to individual Sub-Accounts within each group, but the total investment for all Sub-Accounts in a group must comply with the specified minimum and maximum percentages for that group.
These Allocation by Investment Category guidelines may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if they are consistent with your investment objectives.
Allocation by Investment Category
Category 1
Minimum Allocation: 40%
Maximum Allocation: 100%
American Funds® IS The Bond Fund of America®
American Funds® IS U.S. Government Securities
Columbia Variable Portfolio — Intermediate Bond
Columbia Variable Portfolio — Limited Duration Credit
Fidelity® VIP FundsManager 20%
Fidelity® VIP Investment Grade Bond
Franklin U.S. Government Securities VIP
Goldman Sachs VIT Core Fixed Income
Invesco® V.I. Government Securities
Invesco® V.I. U.S. Government Money
Lord Abbett Series Fund - Short Duration Income
PIMCO VIT Low Duration
PIMCO VIT Short-Term
PIMCO VIT Total Return
Protective Life Dynamic Allocation Series — Conservative
Western Asset Core Plus VIT

Category 2
Minimum Allocation: 0%
Maximum Allocation: 60%
American Funds® IS Asset Allocation
American Funds® IS Capital Income Builder®
BlackRock 60/40 Target Allocation ETF V.I.
BlackRock Global Allocation V.I.
Columbia Variable Portfolio — Balanced
Columbia Variable Portfolio — Strategic Income
Fidelity® VIP Asset Manager
Fidelity® VIP Balanced
Fidelity® VIP Target Volatility
Franklin Income VIP
Franklin Strategic Income VIP
Goldman Sachs VIT Trend Driven Allocation Fund(1)
Invesc® V.I. Conservative Balanced
Invesco® V.I. Equity and Income
Invesco® V.I. Balanced-Risk Allocation(1)
Lord Abbett Series Fund - Bond Debenture
Invesco® V.I. Global Strategic Income
PIMCO VIT All Asset
PIMCO Global Diversified Allocation(1)
PIMCO VIT High Yield
PIMCO VIT Income
PIMCO VIT Long-Term U.S. Government
PIMCO VIT Real Return
Protective Life Dynamic Allocation Series — Moderate
Templeton Global Bond VIP

(1)
The Fund includes a volatility management strategy as part of the Fund’s investment objective and/or principal investment strategy. (See “Allocation Guidelines and Restrictions for Protected Lifetime Income Benefits.”)

Category 3
Minimum Allocation: 0%
Maximum Allocation: 25%
AB VPS Large Cap Growth
AB VPS Relative Value
American Funds® IS Washington Mutual Investors FundSM
American Funds® IS Global Growth
American Funds® IS Growth
American Funds® IS Capital World Growth and Income Fund®
American Funds® IS Growth-Income
ClearBridge Variable Dividend Strategy
ClearBridge Variable Large Cap Growth
Fidelity® VIP Contrafund®
Fidelity® VIP FundsManager 85%
Fidelity® VIP Health Care
Fidelity® VIP Index 500
Fidelity® VIP Mid Cap
Franklin Mutual Global Discovery VIP
Franklin Mutual Shares VIP
Franklin Rising Dividends VIP
Goldman Sachs VIT Strategic Growth
Invesco® V.I. American Value
Invesco® V.I. Comstock
Invesco® V.I. Growth and Income
Invesco® V.I. EQV International Equity
Lord Abbett Series Fund - Dividend Growth
Lord Abbett Series Fund - Fundamental Equity
Invesc® V.I. Capital Appreciation
Invesco® V.I. Main Street Fund®
Protective Life Dynamic Allocation Series — Growth
T. Rowe Price® Blue Chip Growth
T. Rowe Price® Health Sciences

Category 4
No Allocation Permitted if SecurePay 5
or Protective Income Manager is Selected
AB VPS Small Cap Growth
AB VPS Discovery Value
American Funds® IS Global Small Capitalization
American Funds® IS International
American Funds® IS New World Fund®
ClearBridge Variable Mid Cap
ClearBridge Variable Small Cap Growth
Columbia Variable Portfolio — Select Mid Cap Value
Fidelity® VIP Energy
Franklin DynaTech VIP
Franklin Small Cap Value VIP
Franklin Small-Mid Cap Growth VIP
Goldman Sachs VIT Mid Cap Growth
Goldman Sachs VIT Mid Cap Value
Goldman Sachs International Equity Insights
Goldman Sachs VIT Small Cap Equity Insights
Invesco® V.I. Global Real Estate
Invesco® V.I. Main Street Small Cap Fund®
Invesco® V.I. Discovery Mid Cap Growth
Invesco® V.I. Small Cap Equity
Lord Abbett Series Fund - Growth Opportunities
Lord Abbett Series Fund - Mid Cap Stock
Invesco® V.I. Global
Royce Capital Small-Cap
Templeton Developing Markets VIP
Templeton Foreign VIP
Templeton Growth VIP

The Benefit Allocation Model Portfolios.   Each of the Model Portfolios except the Growth Focus model will satisfy our Allocation Guidelines and Restrictions (the “Benefit Allocation Model Portfolios”). See “Asset Allocation Model Portfolios.”
In general, the investment strategies employed by the Benefit Allocation Model Portfolios all include allocations that focus on conservative, high quality bond funds, that combine bond funds and blended stock funds, or that emphasize blended stock funds while including a significant weighting of bond funds. Each of these allocation models seeks to provide income and/or capital appreciation while avoiding excessive risk. If you are seeking a more aggressive growth strategy, the Benefit Allocation Model Portfolios are probably not appropriate for you.
The Benefit Allocation Model Portfolios may include Funds that employ volatility management strategies. For more information on how Funds with volatility management strategies may affect your Contract Value, and how such Funds may benefit us, see “ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS” above.
If you allocate your Purchase Payments and Contract Value in accordance with one of the eligible Benefit Allocation Model Portfolios, we will allocate your Purchase Payments and transfers out of the DCA Accounts, as the case may be, in accordance with the Benefit Allocation Model Portfolio you selected. Although you may allocate all or part of your Purchase Payments and Contract Value to a Benefit Allocation Model Portfolio, you may only select one Benefit Allocation Model Portfolio at a time. You may, however, change your Benefit Allocation Model Portfolio selection provided the new portfolio is one specifically permitted for use with the SecurePay 5 rider or the Protective Income Manager rider.
Other asset allocation model portfolios composed of underlying Sub-Accounts made available from time to time as Investment Options under your Contract may also satisfy our Allocation Guidelines and Restrictions. For more information on the Allocation Guidelines and Restrictions applicable to available Portfolio Company Models, contact your financial adviser
Permissible Single Investment Options.   You may also satisfy the Allocation Guidelines and Restrictions by allocating 100% of your Purchase Payments and Contract Value to one of the following permissible single investment options:
•
Protective Life Dynamic Allocation Series — Conservative Portfolio

•
Protective Life Dynamic Allocation Series — Moderate Portfolio

If more than one single investment option is available, you must allocate your Purchase Payments and Contract Value to only one of these options.
Changes to the Allocation Guidelines and Restrictions.   For purposes of the Allocation by Investment Category guidelines, we determine in our sole discretion whether a Sub-Account is classified as Category 1, Category 2, Category 3, or Category 4. We will provide you with at least five business days prior Written Notice of any changes in classification of Investment Options. We may change the list of Sub-Accounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group, or change the investment options that are or are not available to you, at any time, in our sole discretion. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under the SecurePay 5 rider or the Protective Income Manager rider.
With respect to the Benefit Allocation Model Portfolios, we determine in our sole discretion whether a Benefit Allocation Model Portfolio will continue to be available with the SecurePay rider or the Protective Income Manager rider. We may offer additional Benefit Allocation Model Portfolios or discontinue existing Benefit Allocation Model Portfolios at any time in our sole discretion. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under the SecurePay rider or the Protective Income Manager rider. We will provide you with written notice at least five business days before any changes to the Benefit Allocation Model Portfolios take effect.
We may add to, or remove from, the list of single investment options available to satisfy the Allocation Guidelines and Restrictions in our sole discretion at any time.
If you receive notice of a change to the Allocation Guidelines and Restrictions (including changes to your Benefit Allocation Model Portfolio), you are not required to take any action. We will continue to apply Purchase Payments you submit without allocation instructions, and process automatic DCA and portfolio rebalancing transfers, according to your Contract allocation established before the Allocation Guidelines and Restrictions changed. We will only apply the new Allocation Guidelines and Restrictions to additional Purchase Payments submitted with new allocation instructions or to future transfers of Contract Value (not including DCA transfers or transfers made to reallocate your Contract Value under the portfolio rebalancing program) because allocation instructions that accompany a Purchase Payment and instructions to transfer Contract Value change your current Contract allocation. This means you will not be able to make additional Purchase Payments submitted with new allocation instructions or transfers of Contract Value until your current allocation instructions meet the Allocation Guidelines and Restrictions in effect at that time (although you will still be required to participate in the portfolio rebalancing program).
Portfolio Rebalancing.   You must elect portfolio rebalancing if you select the SecurePay 5 rider or the Protective Income Manager rider. Under this program, we will “re-balance” your Variable Account value based on your allocation instructions in effect at the time of the rebalancing. You may specify rebalancing on a quarterly, semi-annual, or annual basis. If you do not specify the period, we will rebalance your Variable Account value semi-annually based on the Rider Issue Date. We will also rebalance your Variable Account value each time your Contract allocation is changed, for example, when we receive a request to transfer Contract Value (not including DCA or portfolio rebalancing transfers) or when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions. (See “Portfolio Rebalancing.”)
Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each reallocation. We reserve the right to change the rebalancing frequency, at any time if, in our sole discretion, such change is necessary or appropriate to mitigate the risks and costs Protective Life assumes in offering the riders. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.
If you terminate the rebalancing of your Variable Account value, we will consider this to be a Prohibited Allocation Instruction and we will terminate your SecurePay 5 rider or the Protective Income Manager rider (see below).
Note: Changes to the Allocation Guidelines and Restrictions, to the frequency of portfolio rebalancing or to the composition of the Model Portfolios, when and if applied to your Contract Value allocations, may negatively affect the overall performance of the Investment Options in the affected Sub-Accounts.
Prohibited Allocation Instructions.   If you instruct us to allocate Purchase Payments or Contract Value, or to take withdrawals, in a manner that is not consistent with our Allocation Guidelines and Restrictions (a “Prohibited Allocation instruction”), we will terminate your SecurePay rider or Protective Income Manager rider. For example, if you are following the Allocation by Investment Category guidelines and you provide new instructions allocating 30% of your Contract Value to the Fidelity VIP Contrafund Sub-Account, we will consider this to be a Prohibited Allocation Instruction because the maximum allocation you may make to the Sub-Accounts in Category 3 is 25% of your Contract Value.
For purposes of allocating your Purchase Payments and Contract Value a Prohibited Allocation instruction includes:
a.
allocating a Purchase Payment so that the allocation of your Contract Value following the Purchase Payment is inconsistent with the Allocation Guidelines and Restrictions;

b.
directing a dollar cost averaging transfer so that the allocation of your Contract Value following the transfer is inconsistent with the Allocation Guidelines and Restrictions;

c.
transferring any Contract Value so that the allocation of your Contract Value following the transfer is inconsistent with the Allocation Guidelines and Restrictions;

d.
deducting the proceeds of a withdrawal from an Investment Option so that the allocation of your Contract Value following the withdrawal is inconsistent with the Allocation Guidelines and Restrictions; or

e.
terminating the rebalancing of your Contract Value.

If we terminate your SecurePay 5 rider or Protective Income Manager rider due to a Prohibited Allocation instruction, you may reinstate the rider subject to certain conditions. See “Reinstating Your SecurePay 5 Rider Within 30 Days of Termination” or “Reinstating the Protective Income Manager Rider Within 30 Days of Termination,” as applicable.
OTHER OPTIONAL BENEFITS
In addition to the death benefits and the Protected Lifetime Income Benefits discussed elsewhere in the Prospectus, other optional benefits are available under the Contract. The following table summarizes information about these other benefits.
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Portfolio Rebalancing	Automatically rebalances the Sub-Accounts you select (either quarterly, semi-annually or annually) to maintain your chosen percentage allocation of Variable Account value among the Sub-Accounts.	No Charge	• If you select the SecurePay 5 or the Protective Income Manager rider, your allocations must comply with our Allocation Guidelines and Restrictions.
Dollar Cost Averaging	Automatically transfers a specific amount of money from the DCA Account or the Fixed Account to the Sub-Accounts you select, on a monthly basis over a specific period of time.	No Charge	• If you select the SecurePay 5 or the Protective Income Manager rider, your allocations must comply with our Allocation Guidelines and Restrictions.
Automatic Withdrawal Plan (“AWP”)	Automatically withdraws a level dollar amount from the Contract on a monthly or quarterly basis before the Annuity Date.	No Charge
•
If, during a Contract Year, the amount of withdrawals exceed the annual free withdrawal amount, we will deduct a surrender charge. Income taxes, including a 10% additional tax if you are younger than age 59 ½, may apply.

•
If you select the SecurePay 5 rider, AWP will reduce Benefit Base and available SecurePay withdrawals.

•
Not available if you select the Protective Income Manager rider.

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Benefit Standard or Optional [Text Block]	12
Item 17. Portfolio Companies (N-4) [Text Block]
FUND APPENDIX
FUNDS AVAILABLE UNDER THE CONTRACT
The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.protective.com/eprospectus. You can also request this information at no cost by calling 855-920-9713 or by sending an email request to prospectus@protective.com. Depending on the optional benefits you choose, you may not be able to invest in certain Funds.
The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)			SecurePay 5 Rider and Protective Income Manager Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
U.S. Equity	AB Variable Products Series Fund, Inc. - Discovery Value Portfolio - Class B	1.06%	16.86%	10.51%	7.29%	4
U.S. Equity	AB Variable Products Series Fund, Inc. - Large Cap Growth Portfolio - Class B(1)	0.91%	34.78%	17.56%	14.60%	3
U.S. Equity	AB Variable Products Series Fund, Inc. - Relative Value Portfolio - Class B(1)	0.86%	11.72%	11.57%	9.05%	3
U.S. Equity	AB Variable Products Series Fund, Inc. - Small Cap Growth Portfolio - Class B(1)	1.15%	17.72%	10.29%	8.26%	4
Allocation	American Funds Insurance Series® Asset Allocation Fund - Class 4	0.80%	14.02%	8.92%	6.98%	2
Allocation	American Funds Insurance Series® Capital Income Builder® - Class 4(1)	0.78%	8.75%	7.18%	—	2
International Equity	American Funds Insurance Series® Capital World Growth and Income Fund® - Class 4(1)	0.91%	20.65%	10.07%	7.36%	3
International Equity	American Funds Insurance Series® Global Growth Fund - Class 4(1)	0.91%	22.29%	13.36%	9.30%	3
International Equity	American Funds Insurance Series® Global Small Capitalization Fund - Class 4(1)	1.16%	15.79%	8.03%	5.51%	4
U.S. Equity	American Funds Insurance Series® Growth Fund - Class 4	0.84%	38.13%	18.38%	14.07%	3
U.S. Equity	American Funds Insurance Series® Growth-Income Fund - Class 4	0.78%	25.82%	13.08%	10.63%	3
International Equity	American Funds Insurance Series® International Fund - Class 4	1.03%	15.56%	4.58%	3.15%	4
International Equity	American Funds Insurance Series® New World Fund® - Class 4(1)	1.07%	15.67%	8.37%	4.43%	4
Taxable Bond	American Funds Insurance Series® The Bond Fund of America® - Class 4(1)	0.73%	4.72%	1.62%	1.83%	1
Taxable Bond	American Funds Insurance Series® U.S. Government Securities Fund® - Class 4(1)	0.76%	2.62%	0.79%	1.27%	1
U.S. Equity	American Funds Insurance Series® Washington Mutual Investors Fund℠ - Class 4(1)	0.77%	16.97%	12.33%	9.64%	3
Allocation	BlackRock 60/40 Target Allocation ETF V.I. Fund - Class III(1)	0.56%	15.32%	8.69%	—	2
Allocation	BlackRock Global Allocation V.I. Fund - Class III - BlackRock (Singapore) Limited; BlackRock International Limited(1)	1.02%	12.49%	7.39%	4.63%	2
U.S. Equity	ClearBridge Variable Dividend Strategy Portfolio - Class II - ClearBridge Investments, LLC	1.00%	14.01%	13.35%	10.17%	3
U.S. Equity	ClearBridge Variable Large Cap Growth Portfolio - Class II - ClearBridge Investments, LLC	1.01%	43.66%	15.22%	—	3
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)			SecurePay 5 Rider and Protective Income Manager Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
U.S. Equity	ClearBridge Variable Mid Cap Portfolio - Class II - ClearBridge Investments, LLC	1.08%	12.62%	10.46%	6.83%	4
U.S. Equity	ClearBridge Variable Small Cap Growth Portfolio - Class II - ClearBridge Investments, LLC	1.05%	8.12%	9.29%	7.62%	4
Allocation	Columbia Variable Portfolio - Balanced Fund - Class 2	1.01%	21.10%	10.71%	7.83%	2
Taxable Bond	Columbia Variable Portfolio - Intermediate Bond Fund - Class 2	0.76%	5.96%	1.34%	1.99%	1
Taxable Bond	Columbia Variable Portfolio - Limited Duration Credit Fund - Class 2(1)	0.66%	6.66%	2.36%	1.65%	1
U.S. Equity	Columbia Variable Portfolio - Select Mid Cap Value Fund - Class 2(1)	1.07%	10.05%	13.05%	8.16%	4
Taxable Bond	Columbia Variable Portfolio - Strategic Income Fund - Class 2(1)	0.94%	9.20%	2.91%	2.99%	2
Allocation	Fidelity® VIP Asset Manager Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.78%	12.65%	7.22%	5.14%	2
Allocation	Fidelity® VIP Balanced Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.69%	21.29%	12.16%	8.81%	2
U.S. Equity	Fidelity® VIP Contrafund® Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.81%	33.12%	16.36%	11.33%	3
Sector Equity	Fidelity® VIP Energy Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.86%	0.70%	13.36%	2.37%	4
Allocation	Fidelity® VIP FundsManager 20% Portfolio - Service Class 2(1)	0.70%	7.91%	3.74%	3.03%	1
Allocation	Fidelity® VIP FundsManager 85% Portfolio - Service Class 2(1)	0.93%	17.48%	11.10%	7.72%	3
Sector Equity	Fidelity® VIP Health Care Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.84%	4.01%	9.50%	10.39%	3
U.S. Equity	Fidelity® VIP Index 500 Portfolio - Service Class 2 - Geode Capital Management, LLC	0.35%	25.88%	15.27%	11.64%	3
Taxable Bond	Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.63%	6.00%	1.72%	2.08%	1
U.S. Equity	Fidelity® VIP Mid Cap Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.82%	14.80%	12.17%	7.85%	3
Allocation	Fidelity® VIP Target Volatility Portfolio - Service Class 2(1)	0.80%	13.93%	6.84%	5.25%	2
U.S. Equity	Franklin DynaTech VIP Fund - Class 2 - Franklin Advisers, Inc.(1)	0.90%	43.77%	13.76%	10.37%	4
Allocation	Franklin Income VIP Fund - Class 2 - Franklin Advisers, Inc.(1)	0.71%	8.62%	6.98%	5.01%	2
International Equity	Franklin Mutual Global Discovery VIP Fund - Class 2 - Franklin Mutual Advisers, LLC(3)	1.15%	20.31%	10.16%	5.98%	3
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)			SecurePay 5 Rider and Protective Income Manager Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
Allocation	Franklin Mutual Shares VIP Fund - Class 2 - Franklin Mutual Advisers, LLC(3)	0.93%	13.46%	7.82%	5.43%	3
U.S. Equity	Franklin Rising Dividends VIP Fund - Class 2 - Franklin Advisers, Inc.(1)	0.90%	12.08%	13.75%	10.23%	3
U.S. Equity	Franklin Small Cap Value VIP Fund - Class 2 - Franklin Mutual Advisers, LLC(1)	0.91%	12.75%	11.06%	7.04%	4
U.S. Equity	Franklin Small-Mid Cap Growth VIP Fund - Class 2 - Franklin Advisers, Inc.(1)	1.08%	26.74%	13.51%	8.96%	4
Taxable Bond	Franklin Strategic Income VIP Fund - Class 2 - Franklin Advisers, Inc.(1)	1.09%	8.18%	1.96%	1.77%	2
Taxable Bond	Franklin U.S. Government Securities VIP Fund - Class 2 - Franklin Advisers, Inc.	0.77%	4.47%	0.22%	0.73%	1
Taxable Bond	Goldman Sachs VIT Core Fixed Income Fund - Service Class(1)	0.67%	5.83%	1.13%	1.64%	1
International Equity	Goldman Sachs VIT International Equity Insights Fund - Service Class(1)	1.07%	18.43%	7.55%	3.19%	4
U.S. Equity	Goldman Sachs VIT Mid Cap Growth Fund - Service Class(1)	0.99%	18.45%	13.48%	9.33%	4
U.S. Equity	Goldman Sachs VIT Mid Cap Value Fund - Service Class(1)(3)	1.09%	11.11%	13.06%	7.82%	4
U.S. Equity	Goldman Sachs VIT Small Cap Equity Insights Fund - Service Class(1)	1.06%	18.95%	9.76%	7.53%	4
U.S. Equity	Goldman Sachs VIT Strategic Growth Fund - Service Class(1)	1.00%	41.65%	17.05%	12.88%	3
Allocation	Goldman Sachs VIT Trend Driven Allocation Fund - Service Class(1)	0.97%	15.57%	4.81%	3.41%	2
U.S. Equity	Invesco® V.I. American Value Fund - Series II	1.14%	15.29%	12.45%	6.98%	3
Allocation	Invesco® V.I. Balanced-Risk Allocation Fund - Series II(1)	1.13%	6.40%	4.66%	3.79%	2
U.S. Equity	Invesco® V.I. Capital Appreciation Fund - Series II(1)	1.05%	35.03%	16.10%	11.28%	3
U.S. Equity	Invesco® V.I. Comstock Fund - Series II	1.00%	12.10%	13.20%	8.65%	3
U.S. Equity	Invesco® V.I. Discovery Mid Cap Growth Fund - Series II	1.12%	12.85%	12.47%	9.52%	4
Allocation	Invesco® V.I. Equity and Income Fund - Series II	0.82%	10.24%	9.64%	6.78%	2
International Equity	Invesco® V.I. EQV International Equity Fund - Series II	1.15%	17.86%	8.15%	4.07%	3
International Equity	Invesco® V.I. Global Fund - Series II	1.07%	34.45%	12.02%	8.21%	4
Sector Equity	Invesco® V.I. Global Real Estate Fund - Series II - Invesco Asset Management Limited	1.27%	8.82%	1.85%	2.84%	4
Taxable Bond	Invesco® V.I. Global Strategic Income Fund - Series II(1)(3)	1.17%	8.60%	1.04%	1.25%	2
Taxable Bond	Invesco® V.I. Government Securities Fund - Series II	0.94%	4.46%	0.42%	0.90%	1
U.S. Equity	Invesco® V.I. Growth and Income Fund - Series II	1.00%	12.41%	11.49%	7.98%	3
U.S. Equity	Invesco® V.I. Main Street Fund® - Series II(1)	1.05%	22.83%	13.28%	9.74%	3
U.S. Equity	Invesco® V.I. Main Street Small Cap Fund® - Series II	1.13%	17.82%	12.79%	8.66%	4
U.S. Equity	Invesco® V.I. Small Cap Equity Fund - Series II	1.20%	16.26%	12.14%	6.28%	4
Money Market	Invesco® V.I. U.S. Government Money Portfolio - Series I	0.63%	4.53%	1.53%	0.94%	1
Taxable Bond	Lord Abbett Series Fund - Bond Debenture Portfolio - Class VC	0.90%	6.34%	3.20%	3.51%	2
U.S. Equity	Lord Abbett Series Fund - Dividend Growth Portfolio - Class VC(1)	0.99%	15.94%	13.20%	10.20%	3
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)			SecurePay 5 Rider and Protective Income Manager Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
U.S. Equity	Lord Abbett Series Fund - Fundamental Equity Portfolio - Class VC(1)	1.08%	14.33%	9.90%	7.06%	3
U.S. Equity	Lord Abbett Series Fund - Growth Opportunities Portfolio - Class VC	1.16%	10.40%	8.85%	7.20%	4
U.S. Equity	Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC(3)	1.15%	14.97%	10.87%	6.57%	4
Taxable Bond	Lord Abbett Series Fund - Short Duration Income Portfolio - Class VC	0.85%	4.97%	1.70%	—	1
Allocation	PIMCO VIT All Asset Portfolio - Advisor Class - Research Affiliates LLC(1)	2.29%	8.02%	5.90%	3.93%	2
Allocation	PIMCO VIT Global Diversified Allocation Portfolio - Advisor Class(1)	1.31%	13.64%	5.40%	4.03%	2
Taxable Bond	PIMCO VIT High Yield Portfolio - Advisor Class	0.87%	12.11%	4.72%	4.04%	2
Taxable Bond	PIMCO VIT Income Portfolio - Advisor Class	1.13%	8.14%	3.22%	—	2
Taxable Bond	PIMCO VIT Long-Term U.S. Government Portfolio - Advisor Class	2.11%	3.88%	-1.40%	1.96%	2
Taxable Bond	PIMCO VIT Low Duration Portfolio - Advisor Class	0.79%	4.87%	0.88%	0.82%	1
Taxable Bond	PIMCO VIT Real Return Portfolio - Advisor Class	0.94%	3.57%	3.05%	2.15%	2
Taxable Bond	PIMCO VIT Short-Term Portfolio - Advisor Class	0.76%	5.80%	2.02%	1.76%	1
Taxable Bond	PIMCO VIT Total Return Portfolio - Advisor Class	0.85%	5.83%	0.98%	1.60%	1
Allocation	Protective Life Dynamic Allocation Series - Conservative Portfolio(1)	0.90%	11.44%	2.81%	—	1
Allocation	Protective Life Dynamic Allocation Series - Growth Portfolio(1)	0.90%	18.34%	4.73%	—	3
Allocation	Protective Life Dynamic Allocation Series - Moderate Portfolio(1)	0.90%	13.52%	3.46%	—	2
U.S. Equity	Royce Capital Small-Cap Portfolio - Service Class(3)	1.39%	25.53%	9.90%	5.35%	4
U.S. Equity	T. Rowe Price® Blue Chip Growth Portfolio-II Class(1)	1.00%	48.96%	13.22%	12.03%	3
Sector Equity	T. Rowe Price® Health Sciences Portfolio-II Class	1.11%	2.68%	10.96%	11.03%	3
International Equity	Templeton Developing Markets VIP Fund - Class 2 - Franklin Templeton Investment Management, Ltd(1)	1.35%	12.62%	4.22%	2.32%	4
International Equity	Templeton Foreign VIP Fund - Class 2 - Templeton Investment Counsel, LLC(1)(3)	1.07%	20.76%	5.27%	1.28%	4
Taxable Bond	Templeton Global Bond VIP Fund - Class 2 - Franklin Advisers, Inc.(1)	0.75%	2.88%	-2.13%	-0.66%	2
International Equity	Templeton Growth VIP Fund - Class 2 - Templeton Global Advisors Limited; Templeton Asset Management Ltd.(1)(3)	1.12%	21.01%	6.47%	3.24%	4
Taxable Bond	Western Asset Core Plus VIT Portfolio - Class II - Western Asset Management Company Pte Ltd. – Singapore; Western Asset Management Company, LLC; Western Asset Management Company Ltd. – Japan; Western Asset Management Company Limited – UK	0.76%	6.44%	0.98%	—	1

(1)
These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Contract Owners and will continue past the current year.

(2)
If you have purchased the SecurePay 5 rider or the Protective Income Manager rider, you must allocate your Purchase Payments and Contract Value in accordance with the Allocation Guidelines and Restrictions that we have established. The following table specifies the minimum and maximum percentages of your Contract Value that must be allocated to each of the four Investment Categories during the accumulation phase in order for you to remain eligible for benefits under the Protected Lifetime Income Benefit riders (unless you are fully invested in a Benefit Allocation Model or a permissible single investment option). You can select the percentage of Contract Value to allocate to individual Funds within each group, but the total investment for all Funds in a group must comply with the specified minimum and maximum percentages for that group. See “ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS” in the Prospectus.
Investment Category	Minimum Allocation	Maximum Allocation
1	40%	100%
2	0%	60%
3	0%	25%
4	Not Permitted	Not Permitted

(3)
This Fund is not available to Contracts issued on or after May 1, 2021.

Prospectuses Available [Text Block]
The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.protective.com/eprospectus. You can also request this information at no cost by calling 855-920-9713 or by sending an email request to prospectus@protective.com. Depending on the optional benefits you choose, you may not be able to invest in certain Funds.
The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)			SecurePay 5 Rider and Protective Income Manager Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
U.S. Equity	AB Variable Products Series Fund, Inc. - Discovery Value Portfolio - Class B	1.06%	16.86%	10.51%	7.29%	4
U.S. Equity	AB Variable Products Series Fund, Inc. - Large Cap Growth Portfolio - Class B(1)	0.91%	34.78%	17.56%	14.60%	3
U.S. Equity	AB Variable Products Series Fund, Inc. - Relative Value Portfolio - Class B(1)	0.86%	11.72%	11.57%	9.05%	3
U.S. Equity	AB Variable Products Series Fund, Inc. - Small Cap Growth Portfolio - Class B(1)	1.15%	17.72%	10.29%	8.26%	4
Allocation	American Funds Insurance Series® Asset Allocation Fund - Class 4	0.80%	14.02%	8.92%	6.98%	2
Allocation	American Funds Insurance Series® Capital Income Builder® - Class 4(1)	0.78%	8.75%	7.18%	—	2
International Equity	American Funds Insurance Series® Capital World Growth and Income Fund® - Class 4(1)	0.91%	20.65%	10.07%	7.36%	3
International Equity	American Funds Insurance Series® Global Growth Fund - Class 4(1)	0.91%	22.29%	13.36%	9.30%	3
International Equity	American Funds Insurance Series® Global Small Capitalization Fund - Class 4(1)	1.16%	15.79%	8.03%	5.51%	4
U.S. Equity	American Funds Insurance Series® Growth Fund - Class 4	0.84%	38.13%	18.38%	14.07%	3
U.S. Equity	American Funds Insurance Series® Growth-Income Fund - Class 4	0.78%	25.82%	13.08%	10.63%	3
International Equity	American Funds Insurance Series® International Fund - Class 4	1.03%	15.56%	4.58%	3.15%	4
International Equity	American Funds Insurance Series® New World Fund® - Class 4(1)	1.07%	15.67%	8.37%	4.43%	4
Taxable Bond	American Funds Insurance Series® The Bond Fund of America® - Class 4(1)	0.73%	4.72%	1.62%	1.83%	1
Taxable Bond	American Funds Insurance Series® U.S. Government Securities Fund® - Class 4(1)	0.76%	2.62%	0.79%	1.27%	1
U.S. Equity	American Funds Insurance Series® Washington Mutual Investors Fund℠ - Class 4(1)	0.77%	16.97%	12.33%	9.64%	3
Allocation	BlackRock 60/40 Target Allocation ETF V.I. Fund - Class III(1)	0.56%	15.32%	8.69%	—	2
Allocation	BlackRock Global Allocation V.I. Fund - Class III - BlackRock (Singapore) Limited; BlackRock International Limited(1)	1.02%	12.49%	7.39%	4.63%	2
U.S. Equity	ClearBridge Variable Dividend Strategy Portfolio - Class II - ClearBridge Investments, LLC	1.00%	14.01%	13.35%	10.17%	3
U.S. Equity	ClearBridge Variable Large Cap Growth Portfolio - Class II - ClearBridge Investments, LLC	1.01%	43.66%	15.22%	—	3
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)			SecurePay 5 Rider and Protective Income Manager Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
U.S. Equity	ClearBridge Variable Mid Cap Portfolio - Class II - ClearBridge Investments, LLC	1.08%	12.62%	10.46%	6.83%	4
U.S. Equity	ClearBridge Variable Small Cap Growth Portfolio - Class II - ClearBridge Investments, LLC	1.05%	8.12%	9.29%	7.62%	4
Allocation	Columbia Variable Portfolio - Balanced Fund - Class 2	1.01%	21.10%	10.71%	7.83%	2
Taxable Bond	Columbia Variable Portfolio - Intermediate Bond Fund - Class 2	0.76%	5.96%	1.34%	1.99%	1
Taxable Bond	Columbia Variable Portfolio - Limited Duration Credit Fund - Class 2(1)	0.66%	6.66%	2.36%	1.65%	1
U.S. Equity	Columbia Variable Portfolio - Select Mid Cap Value Fund - Class 2(1)	1.07%	10.05%	13.05%	8.16%	4
Taxable Bond	Columbia Variable Portfolio - Strategic Income Fund - Class 2(1)	0.94%	9.20%	2.91%	2.99%	2
Allocation	Fidelity® VIP Asset Manager Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.78%	12.65%	7.22%	5.14%	2
Allocation	Fidelity® VIP Balanced Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.69%	21.29%	12.16%	8.81%	2
U.S. Equity	Fidelity® VIP Contrafund® Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.81%	33.12%	16.36%	11.33%	3
Sector Equity	Fidelity® VIP Energy Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.86%	0.70%	13.36%	2.37%	4
Allocation	Fidelity® VIP FundsManager 20% Portfolio - Service Class 2(1)	0.70%	7.91%	3.74%	3.03%	1
Allocation	Fidelity® VIP FundsManager 85% Portfolio - Service Class 2(1)	0.93%	17.48%	11.10%	7.72%	3
Sector Equity	Fidelity® VIP Health Care Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.84%	4.01%	9.50%	10.39%	3
U.S. Equity	Fidelity® VIP Index 500 Portfolio - Service Class 2 - Geode Capital Management, LLC	0.35%	25.88%	15.27%	11.64%	3
Taxable Bond	Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.63%	6.00%	1.72%	2.08%	1
U.S. Equity	Fidelity® VIP Mid Cap Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.82%	14.80%	12.17%	7.85%	3
Allocation	Fidelity® VIP Target Volatility Portfolio - Service Class 2(1)	0.80%	13.93%	6.84%	5.25%	2
U.S. Equity	Franklin DynaTech VIP Fund - Class 2 - Franklin Advisers, Inc.(1)	0.90%	43.77%	13.76%	10.37%	4
Allocation	Franklin Income VIP Fund - Class 2 - Franklin Advisers, Inc.(1)	0.71%	8.62%	6.98%	5.01%	2
International Equity	Franklin Mutual Global Discovery VIP Fund - Class 2 - Franklin Mutual Advisers, LLC(3)	1.15%	20.31%	10.16%	5.98%	3
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)			SecurePay 5 Rider and Protective Income Manager Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
Allocation	Franklin Mutual Shares VIP Fund - Class 2 - Franklin Mutual Advisers, LLC(3)	0.93%	13.46%	7.82%	5.43%	3
U.S. Equity	Franklin Rising Dividends VIP Fund - Class 2 - Franklin Advisers, Inc.(1)	0.90%	12.08%	13.75%	10.23%	3
U.S. Equity	Franklin Small Cap Value VIP Fund - Class 2 - Franklin Mutual Advisers, LLC(1)	0.91%	12.75%	11.06%	7.04%	4
U.S. Equity	Franklin Small-Mid Cap Growth VIP Fund - Class 2 - Franklin Advisers, Inc.(1)	1.08%	26.74%	13.51%	8.96%	4
Taxable Bond	Franklin Strategic Income VIP Fund - Class 2 - Franklin Advisers, Inc.(1)	1.09%	8.18%	1.96%	1.77%	2
Taxable Bond	Franklin U.S. Government Securities VIP Fund - Class 2 - Franklin Advisers, Inc.	0.77%	4.47%	0.22%	0.73%	1
Taxable Bond	Goldman Sachs VIT Core Fixed Income Fund - Service Class(1)	0.67%	5.83%	1.13%	1.64%	1
International Equity	Goldman Sachs VIT International Equity Insights Fund - Service Class(1)	1.07%	18.43%	7.55%	3.19%	4
U.S. Equity	Goldman Sachs VIT Mid Cap Growth Fund - Service Class(1)	0.99%	18.45%	13.48%	9.33%	4
U.S. Equity	Goldman Sachs VIT Mid Cap Value Fund - Service Class(1)(3)	1.09%	11.11%	13.06%	7.82%	4
U.S. Equity	Goldman Sachs VIT Small Cap Equity Insights Fund - Service Class(1)	1.06%	18.95%	9.76%	7.53%	4
U.S. Equity	Goldman Sachs VIT Strategic Growth Fund - Service Class(1)	1.00%	41.65%	17.05%	12.88%	3
Allocation	Goldman Sachs VIT Trend Driven Allocation Fund - Service Class(1)	0.97%	15.57%	4.81%	3.41%	2
U.S. Equity	Invesco® V.I. American Value Fund - Series II	1.14%	15.29%	12.45%	6.98%	3
Allocation	Invesco® V.I. Balanced-Risk Allocation Fund - Series II(1)	1.13%	6.40%	4.66%	3.79%	2
U.S. Equity	Invesco® V.I. Capital Appreciation Fund - Series II(1)	1.05%	35.03%	16.10%	11.28%	3
U.S. Equity	Invesco® V.I. Comstock Fund - Series II	1.00%	12.10%	13.20%	8.65%	3
U.S. Equity	Invesco® V.I. Discovery Mid Cap Growth Fund - Series II	1.12%	12.85%	12.47%	9.52%	4
Allocation	Invesco® V.I. Equity and Income Fund - Series II	0.82%	10.24%	9.64%	6.78%	2
International Equity	Invesco® V.I. EQV International Equity Fund - Series II	1.15%	17.86%	8.15%	4.07%	3
International Equity	Invesco® V.I. Global Fund - Series II	1.07%	34.45%	12.02%	8.21%	4
Sector Equity	Invesco® V.I. Global Real Estate Fund - Series II - Invesco Asset Management Limited	1.27%	8.82%	1.85%	2.84%	4
Taxable Bond	Invesco® V.I. Global Strategic Income Fund - Series II(1)(3)	1.17%	8.60%	1.04%	1.25%	2
Taxable Bond	Invesco® V.I. Government Securities Fund - Series II	0.94%	4.46%	0.42%	0.90%	1
U.S. Equity	Invesco® V.I. Growth and Income Fund - Series II	1.00%	12.41%	11.49%	7.98%	3
U.S. Equity	Invesco® V.I. Main Street Fund® - Series II(1)	1.05%	22.83%	13.28%	9.74%	3
U.S. Equity	Invesco® V.I. Main Street Small Cap Fund® - Series II	1.13%	17.82%	12.79%	8.66%	4
U.S. Equity	Invesco® V.I. Small Cap Equity Fund - Series II	1.20%	16.26%	12.14%	6.28%	4
Money Market	Invesco® V.I. U.S. Government Money Portfolio - Series I	0.63%	4.53%	1.53%	0.94%	1
Taxable Bond	Lord Abbett Series Fund - Bond Debenture Portfolio - Class VC	0.90%	6.34%	3.20%	3.51%	2
U.S. Equity	Lord Abbett Series Fund - Dividend Growth Portfolio - Class VC(1)	0.99%	15.94%	13.20%	10.20%	3
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)			SecurePay 5 Rider and Protective Income Manager Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
U.S. Equity	Lord Abbett Series Fund - Fundamental Equity Portfolio - Class VC(1)	1.08%	14.33%	9.90%	7.06%	3
U.S. Equity	Lord Abbett Series Fund - Growth Opportunities Portfolio - Class VC	1.16%	10.40%	8.85%	7.20%	4
U.S. Equity	Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC(3)	1.15%	14.97%	10.87%	6.57%	4
Taxable Bond	Lord Abbett Series Fund - Short Duration Income Portfolio - Class VC	0.85%	4.97%	1.70%	—	1
Allocation	PIMCO VIT All Asset Portfolio - Advisor Class - Research Affiliates LLC(1)	2.29%	8.02%	5.90%	3.93%	2
Allocation	PIMCO VIT Global Diversified Allocation Portfolio - Advisor Class(1)	1.31%	13.64%	5.40%	4.03%	2
Taxable Bond	PIMCO VIT High Yield Portfolio - Advisor Class	0.87%	12.11%	4.72%	4.04%	2
Taxable Bond	PIMCO VIT Income Portfolio - Advisor Class	1.13%	8.14%	3.22%	—	2
Taxable Bond	PIMCO VIT Long-Term U.S. Government Portfolio - Advisor Class	2.11%	3.88%	-1.40%	1.96%	2
Taxable Bond	PIMCO VIT Low Duration Portfolio - Advisor Class	0.79%	4.87%	0.88%	0.82%	1
Taxable Bond	PIMCO VIT Real Return Portfolio - Advisor Class	0.94%	3.57%	3.05%	2.15%	2
Taxable Bond	PIMCO VIT Short-Term Portfolio - Advisor Class	0.76%	5.80%	2.02%	1.76%	1
Taxable Bond	PIMCO VIT Total Return Portfolio - Advisor Class	0.85%	5.83%	0.98%	1.60%	1
Allocation	Protective Life Dynamic Allocation Series - Conservative Portfolio(1)	0.90%	11.44%	2.81%	—	1
Allocation	Protective Life Dynamic Allocation Series - Growth Portfolio(1)	0.90%	18.34%	4.73%	—	3
Allocation	Protective Life Dynamic Allocation Series - Moderate Portfolio(1)	0.90%	13.52%	3.46%	—	2
U.S. Equity	Royce Capital Small-Cap Portfolio - Service Class(3)	1.39%	25.53%	9.90%	5.35%	4
U.S. Equity	T. Rowe Price® Blue Chip Growth Portfolio-II Class(1)	1.00%	48.96%	13.22%	12.03%	3
Sector Equity	T. Rowe Price® Health Sciences Portfolio-II Class	1.11%	2.68%	10.96%	11.03%	3
International Equity	Templeton Developing Markets VIP Fund - Class 2 - Franklin Templeton Investment Management, Ltd(1)	1.35%	12.62%	4.22%	2.32%	4
International Equity	Templeton Foreign VIP Fund - Class 2 - Templeton Investment Counsel, LLC(1)(3)	1.07%	20.76%	5.27%	1.28%	4
Taxable Bond	Templeton Global Bond VIP Fund - Class 2 - Franklin Advisers, Inc.(1)	0.75%	2.88%	-2.13%	-0.66%	2
International Equity	Templeton Growth VIP Fund - Class 2 - Templeton Global Advisors Limited; Templeton Asset Management Ltd.(1)(3)	1.12%	21.01%	6.47%	3.24%	4
Taxable Bond	Western Asset Core Plus VIT Portfolio - Class II - Western Asset Management Company Pte Ltd. – Singapore; Western Asset Management Company, LLC; Western Asset Management Company Ltd. – Japan; Western Asset Management Company Limited – UK	0.76%	6.44%	0.98%	—	1
(1)
These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Contract Owners and will continue past the current year.

(2)
If you have purchased the SecurePay 5 rider or the Protective Income Manager rider, you must allocate your Purchase Payments and Contract Value in accordance with the Allocation Guidelines and Restrictions that we have established. The following table specifies the minimum and maximum percentages of your Contract Value that must be allocated to each of the four Investment Categories during the accumulation phase in order for you to remain eligible for benefits under the Protected Lifetime Income Benefit riders (unless you are fully invested in a Benefit Allocation Model or a permissible single investment option). You can select the percentage of Contract Value to allocate to individual Funds within each group, but the total investment for all Funds in a group must comply with the specified minimum and maximum percentages for that group. See “ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS” in the Prospectus.
Investment Category	Minimum Allocation	Maximum Allocation
1	40%	100%
2	0%	60%
3	0%	25%
4	Not Permitted	Not Permitted

(3)
This Fund is not available to Contracts issued on or after May 1, 2021.

Temporary Fee Reductions, Current Expenses [Text Block]
These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Contract Owners and will continue past the current year.

Business Disruption and Cyber-Security Risks [Member]
Prospectus:
Principal Risk [Text Block]
Business Disruption and Cyber-Security Risks. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential Owner information. Such systems failures and cyber-attacks affecting us, the Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of Contract transactions, including the processing of orders from our website or with the Funds, impact our ability to calculate Contract Value, or the Funds’ ability to calculate share values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Funds invest, which may cause the Funds underlying your Contract to lose value. In addition, the risk of cyber-attacks may be higher during periods of geopolitical turmoil. Due to increasing sophistication of cyber-attacks, a cybersecurity breach could occur and persist for an extended period of time without detection. There can be no assurance that we or the Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as the coronavirus COVID-19), could affect the ability, or willingness, of our workforce and employees of service providers and third party administrators to perform their job responsibilities. Catastrophic events may negatively affect the computer and other systems on which we rely and may interfere with our processing of Contract-related transactions, including processing of orders from Owners and orders with the Funds, impact our ability to calculate Contract Value, or have other possible negative impacts. These events may also impact the issuers of securities in which the Funds invest, which may cause the Funds underlying your Contract to lose value. There can be no assurance that we, the Funds or our service providers will avoid losses affecting your Contract due to a natural disaster or catastrophe.

Company Risk [Member]
Prospectus:
Principal Risk [Text Block]
Company Risk. An investment in the Contract is subject to the risks related to Protective Life. Any obligations (including under the Guaranteed Account, death benefits, and any Protected Lifetime Income Benefit), guarantees, or benefits are subject to the claims-paying ability of Protective Life. More information about Protective Life, including its financial strength ratings, is available upon request at no charge by calling us at 1-800-456-6330 or writing to us at the address shown on the cover page of this Prospectus.

Protected Lifetime Income Benefit Risk [Member]
Prospectus:
Principal Risk [Text Block]
Protected Lifetime Income Benefit Risk. If you select either the SecurePay 5 rider or the Protective Income Manager rider, you must allocate your Purchase Payments and Contract Value in accordance with certain guidelines and restrictions, which will limit or restrict the Investment Options available to you under the Contract. If you fail to allocate your Purchase Payments and Contract Value in accordance with the guidelines and restrictions, the optional benefit rider will terminate. If the optional benefit terminates and you have not made any additional Purchase Payments after termination of the rider, within 30 days you may instruct us to reinstate the rider subject to certain conditions we require. Your ability to make additional Purchase Payments after the Rider Issue Date will be limited. If you purchase either the SecurePay 5 rider or the Protective Income Manager rider and your withdrawals from Contract Value exceed the Annual Withdrawal Amount under the rider, your rider benefits may be significantly reduced or eliminated. We may stop offering an optional benefit rider at any time. For additional information about the optional benefits, see “PROTECTED LIFETIME INCOME BENEFITS” in the Prospectus.

Purchase Payment Risk [Member]
Prospectus:
Principal Risk [Text Block]
Purchase Payment Risk. We reserve the right to refuse any Purchase Payment and to further limit your ability to make subsequent Purchase Payments. If we exercise our right to suspend, reject, and/or place limitations on the acceptance of subsequent Purchase Payments, you may be unable to, or limited in your ability to, increase your Contract Value through subsequent Purchase Payments and therefore likewise limited in your ability to increase your death benefits and the values of a Protected Lifetime Income Benefit rider. This could also prevent you from making future contributions to a Qualified Contract, including periodic contributions to an employer-sponsored retirement plan or an IRA. The Company restricts Purchase Payments in connection with the Protected Lifetime Income Benefit riders. We will also not accept Purchase Payments (i) on or after the earlier of the oldest Owner’s and Annuitant’s 86th birthday or (ii) within 3 years of the Annuity Date. For additional information about Purchase Payments, see “PURCHASE PAYMENTS” in the Prospectus.

Tax Consequences [Member]
Prospectus:
Principal Risk [Text Block]
Tax Consequences. Generally all earnings are tax-deferred until withdrawn or until annuity income payments begin. If you purchase the Contract through a tax-qualified plan or IRA, you do not get any additional tax deferred benefit. Distributions (which include surrenders, withdrawals, or payment of death benefits) from non-Qualified Contracts will generally result in taxable income if Contract Value has increased. Distributions from Qualified Contracts will generally result in taxable income even if Contract Value has not increased. All amounts includable in income with respect to the Contract are taxed at ordinary income tax rates. In certain circumstances, a 10% additional tax may also apply if the Owner takes a withdrawal before age 59½. See “Federal Tax Matters.”

Risk of Loss [Member]
Prospectus:
Risk [Text Block]
Risk of Loss

You can lose money by investing in this Contract, including loss of principal.
For additional information about the risk of loss, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the Prospectus.

Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]
Not a Short-Term Investment

This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Although you are permitted to take withdrawals or surrender the Contract, surrender charges and federal and state income taxes may apply.
Surrender charges may apply for up to seven (7) years following your last Purchase Payment. Withdrawals will reduce your Contract Value and death benefit.
The benefits of tax deferral and living benefit protections also mean the Contract is less beneficial to investors with a short time horizon.
For additional information about the investment profile of the Contract, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT,” “CHARGES AND DEDUCTIONS,” ”FEDERAL TAX MATTERS,” and “TAXATION OF ANNUITIES IN GENERAL” in the Prospectus.

Principal Risk [Text Block]
Unsuitable as Short-Term Savings Vehicle. The Contract is intended for retirement savings or other long-term investment purposes. It is not suitable as a short-term savings vehicle. This means if you plan to withdraw money or surrender the Contract for short-term needs, it may not be the right investment for you. A charge may be assessed on withdrawals and surrenders, and it could be substantial. Withdrawals can reduce the value of the optional Maximum Annual Value Death Benefit or Maximum Quarterly Value Death Benefit by more than the amount withdrawn. In addition, if you purchase a Protected Lifetime Income Benefit rider and your withdrawals from Contract Value exceed the annual withdrawal amount under the rider, your rider benefits may be significantly reduced or eliminated. Please discuss your insurance needs and financial objectives with your financial professional.

Investment Options Risk [Member]
Prospectus:
Risk [Text Block]
Risks Associated with Investment Options

An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Contract.
Each Investment Option (including the Guaranteed Account) has its own unique risks.
You should review the prospectuses for the available Funds and consult with your financial professional before making an investment decision.
For additional information about the risks associated with Investment Options, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the Prospectus.

Principal Risk [Text Block]
Investment Risk. You bear the risk of any decline in the Contract Value of your Contract resulting from the performance of the Funds you have chosen. The Contract Value could decline very significantly, and there is a risk of loss of the entire amount invested. This risk varies with each Fund. This risk could have a significant negative impact on certain benefits and guarantees under the Contract as well as the Benefit Base if you select a Protected Lifetime Income Benefit rider under the RightTime option and your ability to increase the Benefit Base if you select a Protected Lifetime Income Benefit rider either at Contract Issue or later under the RightTime option. The investment risks are described in the prospectuses for the Funds.

Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]
Insurance Company Risks

An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Guaranteed Account), guarantees, or benefits under the Contract are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request at no charge by calling us at 1-800-456-6330 or writing us at the address shown on the cover page.
For additional information about Company risks, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT,” and “THE COMPANY, VARIABLE ACCOUNT AND FUNDS” in the Prospectus.

AB Variable Products Series Fund, Inc. - Discovery Value Portfolio - Class B [Member]
Prospectus:
Portfolio Company Name [Text Block]	AB Variable Products Series Fund, Inc. - Discovery Value Portfolio - Class B
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	16.86%
Average Annual Total Returns, 5 Years [Percent]	10.51%
Average Annual Total Returns, 10 Years [Percent]	7.29%
AB Variable Products Series Fund, Inc. - Large Cap Growth Portfolio - Class B [Member]
Prospectus:
Portfolio Company Name [Text Block]	AB Variable Products Series Fund, Inc. - Large Cap Growth Portfolio - Class B	[8]
Current Expenses [Percent]	0.91%	[8]
Average Annual Total Returns, 1 Year [Percent]	34.78%	[8]
Average Annual Total Returns, 5 Years [Percent]	17.56%	[8]
Average Annual Total Returns, 10 Years [Percent]	14.60%	[8]
AB Variable Products Series Fund, Inc. - Relative Value Portfolio - Class B [Member]
Prospectus:
Portfolio Company Name [Text Block]	AB Variable Products Series Fund, Inc. - Relative Value Portfolio - Class B	[8]
Current Expenses [Percent]	0.86%	[8]
Average Annual Total Returns, 1 Year [Percent]	11.72%	[8]
Average Annual Total Returns, 5 Years [Percent]	11.57%	[8]
Average Annual Total Returns, 10 Years [Percent]	9.05%	[8]
AB Variable Products Series Fund, Inc. - Small Cap Growth Portfolio - Class B [Member]
Prospectus:
Portfolio Company Name [Text Block]	AB Variable Products Series Fund, Inc. - Small Cap Growth Portfolio - Class B	[8]
Current Expenses [Percent]	1.15%	[8]
Average Annual Total Returns, 1 Year [Percent]	17.72%	[8]
Average Annual Total Returns, 5 Years [Percent]	10.29%	[8]
Average Annual Total Returns, 10 Years [Percent]	8.26%	[8]
American Funds Insurance Series® Asset Allocation Fund - Class 4 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Asset Allocation Fund - Class 4
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	14.02%
Average Annual Total Returns, 5 Years [Percent]	8.92%
Average Annual Total Returns, 10 Years [Percent]	6.98%
American Funds Insurance Series® Capital Income Builder® - Class 4 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Capital Income Builder® - Class 4	[8]
Current Expenses [Percent]	0.78%	[8]
Average Annual Total Returns, 1 Year [Percent]	8.75%	[8]
Average Annual Total Returns, 5 Years [Percent]	7.18%	[8]
Average Annual Total Returns, 10 Years [Percent]		[8]
American Funds Insurance Series® Capital World Growth and Income Fund® - Class 4 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Capital World Growth and Income Fund® - Class 4	[8]
Current Expenses [Percent]	0.91%	[8]
Average Annual Total Returns, 1 Year [Percent]	20.65%	[8]
Average Annual Total Returns, 5 Years [Percent]	10.07%	[8]
Average Annual Total Returns, 10 Years [Percent]	7.36%	[8]
American Funds Insurance Series® Global Growth Fund - Class 4 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Global Growth Fund - Class 4	[8]
Current Expenses [Percent]	0.91%	[8]
Average Annual Total Returns, 1 Year [Percent]	22.29%	[8]
Average Annual Total Returns, 5 Years [Percent]	13.36%	[8]
Average Annual Total Returns, 10 Years [Percent]	9.30%	[8]
American Funds Insurance Series® Global Small Capitalization Fund - Class 4 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Global Small Capitalization Fund - Class 4	[8]
Current Expenses [Percent]	1.16%	[8]
Average Annual Total Returns, 1 Year [Percent]	15.79%	[8]
Average Annual Total Returns, 5 Years [Percent]	8.03%	[8]
Average Annual Total Returns, 10 Years [Percent]	5.51%	[8]
American Funds Insurance Series® Growth Fund - Class 4 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Growth Fund - Class 4
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	38.13%
Average Annual Total Returns, 5 Years [Percent]	18.38%
Average Annual Total Returns, 10 Years [Percent]	14.07%
American Funds Insurance Series® Growth-Income Fund - Class 4 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Growth-Income Fund - Class 4
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	25.82%
Average Annual Total Returns, 5 Years [Percent]	13.08%
Average Annual Total Returns, 10 Years [Percent]	10.63%
American Funds Insurance Series® International Fund - Class 4 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® International Fund - Class 4
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	15.56%
Average Annual Total Returns, 5 Years [Percent]	4.58%
Average Annual Total Returns, 10 Years [Percent]	3.15%
American Funds Insurance Series® New World Fund® - Class 4 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® New World Fund® - Class 4	[8]
Current Expenses [Percent]	1.07%	[8]
Average Annual Total Returns, 1 Year [Percent]	15.67%	[8]
Average Annual Total Returns, 5 Years [Percent]	8.37%	[8]
Average Annual Total Returns, 10 Years [Percent]	4.43%	[8]
American Funds Insurance Series® The Bond Fund of America® - Class 4 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® The Bond Fund of America® - Class 4	[8]
Current Expenses [Percent]	0.73%	[8]
Average Annual Total Returns, 1 Year [Percent]	4.72%	[8]
Average Annual Total Returns, 5 Years [Percent]	1.62%	[8]
Average Annual Total Returns, 10 Years [Percent]	1.83%	[8]
American Funds Insurance Series® U.S. Government Securities Fund® - Class 4 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® U.S. Government Securities Fund® - Class 4	[8]
Current Expenses [Percent]	0.76%	[8]
Average Annual Total Returns, 1 Year [Percent]	2.62%	[8]
Average Annual Total Returns, 5 Years [Percent]	0.79%	[8]
Average Annual Total Returns, 10 Years [Percent]	1.27%	[8]
American Funds Insurance Series® Washington Mutual Investors Fund℠ - Class 4 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Washington Mutual Investors Fund℠ - Class 4	[8]
Current Expenses [Percent]	0.77%	[8]
Average Annual Total Returns, 1 Year [Percent]	16.97%	[8]
Average Annual Total Returns, 5 Years [Percent]	12.33%	[8]
Average Annual Total Returns, 10 Years [Percent]	9.64%	[8]
BlackRock 60/40 Target Allocation ETF V.I. Fund - Class III [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock 60/40 Target Allocation ETF V.I. Fund - Class III	[8]
Current Expenses [Percent]	0.56%	[8]
Average Annual Total Returns, 1 Year [Percent]	15.32%	[8]
Average Annual Total Returns, 5 Years [Percent]	8.69%	[8]
Average Annual Total Returns, 10 Years [Percent]		[8]
BlackRock Global Allocation V.I. Fund - Class III [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Global Allocation V.I. Fund - Class III	[8]
Portfolio Company Adviser [Text Block]	BlackRock (Singapore) Limited	[8]
Portfolio Company Subadviser [Text Block]	BlackRock International Limited	[8]
Current Expenses [Percent]	1.02%	[8]
Average Annual Total Returns, 1 Year [Percent]	12.49%	[8]
Average Annual Total Returns, 5 Years [Percent]	7.39%	[8]
Average Annual Total Returns, 10 Years [Percent]	4.63%	[8]
ClearBridge Variable Dividend Strategy Portfolio - Class II [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Variable Dividend Strategy Portfolio - Class II
Portfolio Company Adviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	14.01%
Average Annual Total Returns, 5 Years [Percent]	13.35%
Average Annual Total Returns, 10 Years [Percent]	10.17%
ClearBridge Variable Large Cap Growth Portfolio - Class II [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Variable Large Cap Growth Portfolio - Class II
Portfolio Company Adviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	43.66%
Average Annual Total Returns, 5 Years [Percent]	15.22%
Average Annual Total Returns, 10 Years [Percent]
ClearBridge Variable Mid Cap Portfolio - Class II [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Variable Mid Cap Portfolio - Class II
Portfolio Company Adviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	12.62%
Average Annual Total Returns, 5 Years [Percent]	10.46%
Average Annual Total Returns, 10 Years [Percent]	6.83%
ClearBridge Variable Small Cap Growth Portfolio - Class II [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Variable Small Cap Growth Portfolio - Class II
Portfolio Company Adviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	8.12%
Average Annual Total Returns, 5 Years [Percent]	9.29%
Average Annual Total Returns, 10 Years [Percent]	7.62%
Columbia Variable Portfolio - Balanced Fund - Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Balanced Fund - Class 2	[8]
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	21.10%	[8]
Average Annual Total Returns, 5 Years [Percent]	10.71%	[8]
Average Annual Total Returns, 10 Years [Percent]	7.83%	[8]
Columbia Variable Portfolio - Intermediate Bond Fund - Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Intermediate Bond Fund - Class 2
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	5.96%
Average Annual Total Returns, 5 Years [Percent]	1.34%
Average Annual Total Returns, 10 Years [Percent]	1.99%
Columbia Variable Portfolio - Limited Duration Credit Fund - Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Limited Duration Credit Fund - Class 2	[8]
Current Expenses [Percent]	0.66%	[8]
Average Annual Total Returns, 1 Year [Percent]	6.66%	[8]
Average Annual Total Returns, 5 Years [Percent]	2.36%	[8]
Average Annual Total Returns, 10 Years [Percent]	1.65%	[8]
Columbia Variable Portfolio - Select Mid Cap Value Fund - Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Select Mid Cap Value Fund - Class 2	[8]
Current Expenses [Percent]	1.07%	[8]
Average Annual Total Returns, 1 Year [Percent]	10.05%	[8]
Average Annual Total Returns, 5 Years [Percent]	13.05%	[8]
Average Annual Total Returns, 10 Years [Percent]	8.16%	[8]
Columbia Variable Portfolio - Strategic Income Fund - Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Strategic Income Fund - Class 2	[8]
Current Expenses [Percent]	0.94%	[8]
Average Annual Total Returns, 1 Year [Percent]	9.20%	[8]
Average Annual Total Returns, 5 Years [Percent]	2.91%	[8]
Average Annual Total Returns, 10 Years [Percent]	2.99%	[8]
Fidelity® VIP Asset Manager Portfolio - Service Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Asset Manager Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	FMR Investment Management (U.K.) Limited;
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	12.65%
Average Annual Total Returns, 5 Years [Percent]	7.22%
Average Annual Total Returns, 10 Years [Percent]	5.14%
Fidelity® VIP Balanced Portfolio - Service Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Balanced Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	FMR Investment Management (U.K.) Limited;
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	21.29%
Average Annual Total Returns, 5 Years [Percent]	12.16%
Average Annual Total Returns, 10 Years [Percent]	8.81%
Fidelity® VIP Contrafund® Portfolio - Service Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Contrafund® Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	FMR Investment Management (U.K.) Limited;
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	33.12%
Average Annual Total Returns, 5 Years [Percent]	16.36%
Average Annual Total Returns, 10 Years [Percent]	11.33%
Fidelity® VIP Energy Portfolio - Service Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Energy Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	FMR Investment Management (U.K.) Limited;
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	0.70%
Average Annual Total Returns, 5 Years [Percent]	13.36%
Average Annual Total Returns, 10 Years [Percent]	2.37%
Fidelity® VIP FundsManager 20% Portfolio - Service Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager 20% Portfolio - Service Class 2	[8]
Current Expenses [Percent]	0.70%	[8]
Average Annual Total Returns, 1 Year [Percent]	7.91%	[8]
Average Annual Total Returns, 5 Years [Percent]	3.74%	[8]
Average Annual Total Returns, 10 Years [Percent]	3.03%	[8]
Fidelity® VIP FundsManager 85% Portfolio - Service Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager 85% Portfolio - Service Class 2	[8]
Current Expenses [Percent]	0.93%	[8]
Average Annual Total Returns, 1 Year [Percent]	17.48%	[8]
Average Annual Total Returns, 5 Years [Percent]	11.10%	[8]
Average Annual Total Returns, 10 Years [Percent]	7.72%	[8]
Fidelity® VIP Health Care Portfolio - Service Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Health Care Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	FMR Investment Management (U.K.) Limited;
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	4.01%
Average Annual Total Returns, 5 Years [Percent]	9.50%
Average Annual Total Returns, 10 Years [Percent]	10.39%
Fidelity® VIP Index 500 Portfolio - Service Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Index 500 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	25.88%
Average Annual Total Returns, 5 Years [Percent]	15.27%
Average Annual Total Returns, 10 Years [Percent]	11.64%
Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	FMR Investment Management (U.K.) Limited;
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	6.00%
Average Annual Total Returns, 5 Years [Percent]	1.72%
Average Annual Total Returns, 10 Years [Percent]	2.08%
Fidelity® VIP Mid Cap Portfolio - Service Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	FMR Investment Management (U.K.) Limited;
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	14.80%
Average Annual Total Returns, 5 Years [Percent]	12.17%
Average Annual Total Returns, 10 Years [Percent]	7.85%
Fidelity® VIP Target Volatility Portfolio - Service Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Target Volatility Portfolio - Service Class 2	[8]
Current Expenses [Percent]	0.80%	[8]
Average Annual Total Returns, 1 Year [Percent]	13.93%	[8]
Average Annual Total Returns, 5 Years [Percent]	6.84%	[8]
Average Annual Total Returns, 10 Years [Percent]	5.25%	[8]
Franklin DynaTech VIP Fund - Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin DynaTech VIP Fund - Class 2	[8]
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.	[8]
Current Expenses [Percent]	0.90%	[8]
Average Annual Total Returns, 1 Year [Percent]	43.77%	[8]
Average Annual Total Returns, 5 Years [Percent]	13.76%	[8]
Average Annual Total Returns, 10 Years [Percent]	10.37%	[8]
Franklin Income VIP Fund - Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Income VIP Fund - Class 2	[8]
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.	[8]
Current Expenses [Percent]	0.71%	[8]
Average Annual Total Returns, 1 Year [Percent]	8.62%	[8]
Average Annual Total Returns, 5 Years [Percent]	6.98%	[8]
Average Annual Total Returns, 10 Years [Percent]	5.01%	[8]
Franklin Mutual Global Discovery VIP Fund - Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Mutual Global Discovery VIP Fund - Class 2	[9]
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC	[9]
Current Expenses [Percent]	1.15%	[9]
Average Annual Total Returns, 1 Year [Percent]	20.31%	[9]
Average Annual Total Returns, 5 Years [Percent]	10.16%	[9]
Average Annual Total Returns, 10 Years [Percent]	5.98%	[9]
Franklin Mutual Shares VIP Fund - Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Mutual Shares VIP Fund - Class 2	[9]
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC	[9]
Current Expenses [Percent]	0.93%	[9]
Average Annual Total Returns, 1 Year [Percent]	13.46%	[9]
Average Annual Total Returns, 5 Years [Percent]	7.82%	[9]
Average Annual Total Returns, 10 Years [Percent]	5.43%	[9]
Franklin Rising Dividends VIP Fund - Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Rising Dividends VIP Fund - Class 2	[8]
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.	[8]
Current Expenses [Percent]	0.90%	[8]
Average Annual Total Returns, 1 Year [Percent]	12.08%	[8]
Average Annual Total Returns, 5 Years [Percent]	13.75%	[8]
Average Annual Total Returns, 10 Years [Percent]	10.23%	[8]
Franklin Small Cap Value VIP Fund - Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Small Cap Value VIP Fund - Class 2	[8]
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC	[8]
Current Expenses [Percent]	0.91%	[8]
Average Annual Total Returns, 1 Year [Percent]	12.75%	[8]
Average Annual Total Returns, 5 Years [Percent]	11.06%	[8]
Average Annual Total Returns, 10 Years [Percent]	7.04%	[8]
Franklin Small-Mid Cap Growth VIP Fund - Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Small-Mid Cap Growth VIP Fund - Class 2	[8]
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.	[8]
Current Expenses [Percent]	1.08%	[8]
Average Annual Total Returns, 1 Year [Percent]	26.74%	[8]
Average Annual Total Returns, 5 Years [Percent]	13.51%	[8]
Average Annual Total Returns, 10 Years [Percent]	8.96%	[8]
Franklin Strategic Income VIP Fund - Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Strategic Income VIP Fund - Class 2	[8]
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.	[8]
Current Expenses [Percent]	1.09%	[8]
Average Annual Total Returns, 1 Year [Percent]	8.18%	[8]
Average Annual Total Returns, 5 Years [Percent]	1.96%	[8]
Average Annual Total Returns, 10 Years [Percent]	1.77%	[8]
Franklin U.S. Government Securities VIP Fund - Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin U.S. Government Securities VIP Fund - Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	4.47%
Average Annual Total Returns, 5 Years [Percent]	0.22%
Average Annual Total Returns, 10 Years [Percent]	0.73%
Goldman Sachs VIT Core Fixed Income Fund - Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs VIT Core Fixed Income Fund - Service Class	[8]
Current Expenses [Percent]	0.67%	[8]
Average Annual Total Returns, 1 Year [Percent]	5.83%	[8]
Average Annual Total Returns, 5 Years [Percent]	1.13%	[8]
Average Annual Total Returns, 10 Years [Percent]	1.64%	[8]
Goldman Sachs VIT International Equity Insights Fund - Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs VIT International Equity Insights Fund - Service Class	[8]
Current Expenses [Percent]	1.07%	[8]
Average Annual Total Returns, 1 Year [Percent]	18.43%	[8]
Average Annual Total Returns, 5 Years [Percent]	7.55%	[8]
Average Annual Total Returns, 10 Years [Percent]	3.19%	[8]
Goldman Sachs VIT Mid Cap Growth Fund - Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs VIT Mid Cap Growth Fund - Service Class	[8]
Current Expenses [Percent]	0.99%	[8]
Average Annual Total Returns, 1 Year [Percent]	18.45%	[8]
Average Annual Total Returns, 5 Years [Percent]	13.48%	[8]
Average Annual Total Returns, 10 Years [Percent]	9.33%	[8]
Goldman Sachs VIT Mid Cap Value Fund - Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs VIT Mid Cap Value Fund - Service Class	[8],[9]
Current Expenses [Percent]	1.09%	[8],[9]
Average Annual Total Returns, 1 Year [Percent]	11.11%	[8],[9]
Average Annual Total Returns, 5 Years [Percent]	13.06%	[8],[9]
Average Annual Total Returns, 10 Years [Percent]	7.82%	[8],[9]
Goldman Sachs VIT Small Cap Equity Insights Fund - Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs VIT Small Cap Equity Insights Fund - Service Class	[8]
Current Expenses [Percent]	1.06%	[8]
Average Annual Total Returns, 1 Year [Percent]	18.95%	[8]
Average Annual Total Returns, 5 Years [Percent]	9.76%	[8]
Average Annual Total Returns, 10 Years [Percent]	7.53%	[8]
Goldman Sachs VIT Strategic Growth Fund - Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs VIT Strategic Growth Fund - Service Class	[8]
Current Expenses [Percent]	1.00%	[8]
Average Annual Total Returns, 1 Year [Percent]	41.65%	[8]
Average Annual Total Returns, 5 Years [Percent]	17.05%	[8]
Average Annual Total Returns, 10 Years [Percent]	12.88%	[8]
Goldman Sachs VIT Trend Driven Allocation Fund - Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs VIT Trend Driven Allocation Fund - Service Class	[8]
Current Expenses [Percent]	0.97%	[8]
Average Annual Total Returns, 1 Year [Percent]	15.57%	[8]
Average Annual Total Returns, 5 Years [Percent]	4.81%	[8]
Average Annual Total Returns, 10 Years [Percent]	3.41%	[8]
Invesco® V.I. American Value Fund - Series II [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco® V.I. American Value Fund - Series II
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	15.29%
Average Annual Total Returns, 5 Years [Percent]	12.45%
Average Annual Total Returns, 10 Years [Percent]	6.98%
Invesco® V.I. Balanced-Risk Allocation Fund - Series II [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco® V.I. Balanced-Risk Allocation Fund - Series II	[8]
Current Expenses [Percent]	1.13%	[8]
Average Annual Total Returns, 1 Year [Percent]	6.40%	[8]
Average Annual Total Returns, 5 Years [Percent]	4.66%	[8]
Average Annual Total Returns, 10 Years [Percent]	3.79%	[8]
Invesco® V.I. Capital Appreciation Fund - Series II [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco® V.I. Capital Appreciation Fund - Series II	[8]
Current Expenses [Percent]	1.05%	[8]
Average Annual Total Returns, 1 Year [Percent]	35.03%	[8]
Average Annual Total Returns, 5 Years [Percent]	16.10%	[8]
Average Annual Total Returns, 10 Years [Percent]	11.28%	[8]
Invesco® V.I. Comstock Fund - Series II [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco® V.I. Comstock Fund - Series II
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	12.10%
Average Annual Total Returns, 5 Years [Percent]	13.20%
Average Annual Total Returns, 10 Years [Percent]	8.65%
Invesco® V.I. Discovery Mid Cap Growth Fund - Series II [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco® V.I. Discovery Mid Cap Growth Fund - Series II
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	12.85%
Average Annual Total Returns, 5 Years [Percent]	12.47%
Average Annual Total Returns, 10 Years [Percent]	9.52%
Invesco® V.I. EQV International Equity Fund - Series II [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco® V.I. EQV International Equity Fund - Series II
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	17.86%
Average Annual Total Returns, 5 Years [Percent]	8.15%
Average Annual Total Returns, 10 Years [Percent]	4.07%
Invesco® V.I. Equity and Income Fund - Series II [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco® V.I. Equity and Income Fund - Series II
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	10.24%
Average Annual Total Returns, 5 Years [Percent]	9.64%
Average Annual Total Returns, 10 Years [Percent]	6.78%
Invesco® V.I. Global Fund - Series II [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco® V.I. Global Fund - Series II
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	34.45%
Average Annual Total Returns, 5 Years [Percent]	12.02%
Average Annual Total Returns, 10 Years [Percent]	8.21%
Invesco® V.I. Global Real Estate Fund - Series II [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco® V.I. Global Real Estate Fund - Series II
Portfolio Company Adviser [Text Block]	Invesco Asset Management Limited
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	8.82%
Average Annual Total Returns, 5 Years [Percent]	1.85%
Average Annual Total Returns, 10 Years [Percent]	2.84%
Invesco® V.I. Global Strategic Income Fund - Series II [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco® V.I. Global Strategic Income Fund - Series II	[8],[9]
Current Expenses [Percent]	1.17%	[8],[9]
Average Annual Total Returns, 1 Year [Percent]	8.60%	[8],[9]
Average Annual Total Returns, 5 Years [Percent]	1.04%	[8],[9]
Average Annual Total Returns, 10 Years [Percent]	1.25%	[8],[9]
Invesco® V.I. Government Securities Fund - Series II [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco® V.I. Government Securities Fund - Series II
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	4.46%
Average Annual Total Returns, 5 Years [Percent]	0.42%
Average Annual Total Returns, 10 Years [Percent]	0.90%
Invesco® V.I. Growth and Income Fund - Series II [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco® V.I. Growth and Income Fund - Series II
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	12.41%
Average Annual Total Returns, 5 Years [Percent]	11.49%
Average Annual Total Returns, 10 Years [Percent]	7.98%
Invesco® V.I. Main Street Fund® - Series II [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco® V.I. Main Street Fund® - Series II	[8]
Current Expenses [Percent]	1.05%	[8]
Average Annual Total Returns, 1 Year [Percent]	22.83%	[8]
Average Annual Total Returns, 5 Years [Percent]	13.28%	[8]
Average Annual Total Returns, 10 Years [Percent]	9.74%	[8]
Invesco® V.I. Main Street Small Cap Fund® - Series II [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco® V.I. Main Street Small Cap Fund® - Series II
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	17.82%
Average Annual Total Returns, 5 Years [Percent]	12.79%
Average Annual Total Returns, 10 Years [Percent]	8.66%
Invesco® V.I. Small Cap Equity Fund - Series II [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco® V.I. Small Cap Equity Fund - Series II
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	16.26%
Average Annual Total Returns, 5 Years [Percent]	12.14%
Average Annual Total Returns, 10 Years [Percent]	6.28%
Invesco® V.I. U.S. Government Money Portfolio - Series I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco® V.I. U.S. Government Money Portfolio - Series I
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	4.53%
Average Annual Total Returns, 5 Years [Percent]	1.53%
Average Annual Total Returns, 10 Years [Percent]	0.94%
Lord Abbett Series Fund - Bond Debenture Portfolio - Class VC [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Series Fund - Bond Debenture Portfolio - Class VC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	6.34%
Average Annual Total Returns, 5 Years [Percent]	3.20%
Average Annual Total Returns, 10 Years [Percent]	3.51%
Lord Abbett Series Fund - Dividend Growth Portfolio - Class VC [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Series Fund - Dividend Growth Portfolio - Class VC	[8]
Current Expenses [Percent]	0.99%	[8]
Average Annual Total Returns, 1 Year [Percent]	15.94%	[8]
Average Annual Total Returns, 5 Years [Percent]	13.20%	[8]
Average Annual Total Returns, 10 Years [Percent]	10.20%	[8]
Lord Abbett Series Fund - Fundamental Equity Portfolio - Class VC [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Series Fund - Fundamental Equity Portfolio - Class VC	[8]
Current Expenses [Percent]	1.08%	[8]
Average Annual Total Returns, 1 Year [Percent]	14.33%	[8]
Average Annual Total Returns, 5 Years [Percent]	9.90%	[8]
Average Annual Total Returns, 10 Years [Percent]	7.06%	[8]
Lord Abbett Series Fund - Growth Opportunities Portfolio - Class VC [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Series Fund - Growth Opportunities Portfolio - Class VC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	10.40%
Average Annual Total Returns, 5 Years [Percent]	8.85%
Average Annual Total Returns, 10 Years [Percent]	7.20%
Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC	[9]
Current Expenses [Percent]	1.15%	[9]
Average Annual Total Returns, 1 Year [Percent]	14.97%	[9]
Average Annual Total Returns, 5 Years [Percent]	10.87%	[9]
Average Annual Total Returns, 10 Years [Percent]	6.57%	[9]
Lord Abbett Series Fund - Short Duration Income Portfolio - Class VC [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Series Fund - Short Duration Income Portfolio - Class VC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	4.97%
Average Annual Total Returns, 5 Years [Percent]	1.70%
Average Annual Total Returns, 10 Years [Percent]
PIMCO VIT All Asset Portfolio - Advisor Class - Research Affiliates LLC [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT All Asset Portfolio - Advisor Class	[8]
Portfolio Company Adviser [Text Block]	Research Affiliates LLC	[8]
Current Expenses [Percent]	2.29%	[8]
Average Annual Total Returns, 1 Year [Percent]	8.02%	[8]
Average Annual Total Returns, 5 Years [Percent]	5.90%	[8]
Average Annual Total Returns, 10 Years [Percent]	3.93%	[8]
PIMCO VIT Global Diversified Allocation Portfolio - Advisor Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT Global Diversified Allocation Portfolio - Advisor Class	[8]
Current Expenses [Percent]	1.31%	[8]
Average Annual Total Returns, 1 Year [Percent]	13.64%	[8]
Average Annual Total Returns, 5 Years [Percent]	5.40%	[8]
Average Annual Total Returns, 10 Years [Percent]	4.03%	[8]
PIMCO VIT High Yield Portfolio - Advisor Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT High Yield Portfolio - Advisor Class
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	12.11%
Average Annual Total Returns, 5 Years [Percent]	4.72%
Average Annual Total Returns, 10 Years [Percent]	4.04%
PIMCO VIT Income Portfolio - Advisor Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT Income Portfolio - Advisor Class
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	8.14%
Average Annual Total Returns, 5 Years [Percent]	3.22%
Average Annual Total Returns, 10 Years [Percent]
PIMCO VIT Long-Term U.S. Government Portfolio - Advisor Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT Long-Term U.S. Government Portfolio - Advisor Class
Current Expenses [Percent]	2.11%
Average Annual Total Returns, 1 Year [Percent]	3.88%
Average Annual Total Returns, 5 Years [Percent]	(1.40%)
Average Annual Total Returns, 10 Years [Percent]	1.96%
PIMCO VIT Low Duration Portfolio - Advisor Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT Low Duration Portfolio - Advisor Class
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	4.87%
Average Annual Total Returns, 5 Years [Percent]	0.88%
Average Annual Total Returns, 10 Years [Percent]	0.82%
PIMCO VIT Real Return Portfolio - Advisor Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT Real Return Portfolio - Advisor Class
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	3.57%
Average Annual Total Returns, 5 Years [Percent]	3.05%
Average Annual Total Returns, 10 Years [Percent]	2.15%
PIMCO VIT Short-Term Portfolio - Advisor Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT Short-Term Portfolio - Advisor Class
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	5.80%
Average Annual Total Returns, 5 Years [Percent]	2.02%
Average Annual Total Returns, 10 Years [Percent]	1.76%
PIMCO VIT Total Return Portfolio - Advisor Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT Total Return Portfolio - Advisor Class
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	5.83%
Average Annual Total Returns, 5 Years [Percent]	0.98%
Average Annual Total Returns, 10 Years [Percent]	1.60%
Protective Life Dynamic Allocation Series - Conservative Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Protective Life Dynamic Allocation Series - Conservative Portfolio	[8]
Current Expenses [Percent]	0.90%	[8]
Average Annual Total Returns, 1 Year [Percent]	11.44%	[8]
Average Annual Total Returns, 5 Years [Percent]	2.81%	[8]
Average Annual Total Returns, 10 Years [Percent]		[8]
Protective Life Dynamic Allocation Series - Growth Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Protective Life Dynamic Allocation Series - Growth Portfolio	[8]
Current Expenses [Percent]	0.90%	[8]
Average Annual Total Returns, 1 Year [Percent]	18.34%	[8]
Average Annual Total Returns, 5 Years [Percent]	4.73%	[8]
Average Annual Total Returns, 10 Years [Percent]		[8]
Protective Life Dynamic Allocation Series - Moderate Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Protective Life Dynamic Allocation Series - Moderate Portfolio	[8]
Current Expenses [Percent]	0.90%	[8]
Average Annual Total Returns, 1 Year [Percent]	13.52%	[8]
Average Annual Total Returns, 5 Years [Percent]	3.46%	[8]
Average Annual Total Returns, 10 Years [Percent]		[8]
Royce Capital Small-Cap Portfolio - Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Royce Capital Small-Cap Portfolio - Service Class	[9]
Current Expenses [Percent]	1.39%	[9]
Average Annual Total Returns, 1 Year [Percent]	25.53%	[9]
Average Annual Total Returns, 5 Years [Percent]	9.90%	[9]
Average Annual Total Returns, 10 Years [Percent]	5.35%	[9]
T. Rowe Price® Blue Chip Growth Portfolio-II Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price® Blue Chip Growth Portfolio-II Class	[8]
Current Expenses [Percent]	1.00%	[8]
Average Annual Total Returns, 1 Year [Percent]	48.96%	[8]
Average Annual Total Returns, 5 Years [Percent]	13.22%	[8]
Average Annual Total Returns, 10 Years [Percent]	12.03%	[8]
T. Rowe Price® Health Sciences Portfolio-II Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price® Health Sciences Portfolio-II Class	[8]
Current Expenses [Percent]	1.11%	[8]
Average Annual Total Returns, 1 Year [Percent]	2.68%	[8]
Average Annual Total Returns, 5 Years [Percent]	10.96%	[8]
Average Annual Total Returns, 10 Years [Percent]	11.03%	[8]
Templeton Developing Markets VIP Fund - Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Templeton Developing Markets VIP Fund - Class 2	[8]
Portfolio Company Adviser [Text Block]	Franklin Templeton Investment Management, Ltd	[8]
Current Expenses [Percent]	1.35%	[8]
Average Annual Total Returns, 1 Year [Percent]	12.62%	[8]
Average Annual Total Returns, 5 Years [Percent]	4.22%	[8]
Average Annual Total Returns, 10 Years [Percent]	2.32%	[8]
Templeton Foreign VIP Fund - Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Templeton Foreign VIP Fund - Class 2	[8],[9]
Portfolio Company Adviser [Text Block]	Templeton Investment Counsel, LLC	[8],[9]
Current Expenses [Percent]	1.07%	[8],[9]
Average Annual Total Returns, 1 Year [Percent]	20.76%	[8],[9]
Average Annual Total Returns, 5 Years [Percent]	5.27%	[8],[9]
Average Annual Total Returns, 10 Years [Percent]	1.28%	[8],[9]
Templeton Global Bond VIP Fund - Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Templeton Global Bond VIP Fund - Class 2	[8]
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.	[8]
Current Expenses [Percent]	0.75%	[8]
Average Annual Total Returns, 1 Year [Percent]	2.88%	[8]
Average Annual Total Returns, 5 Years [Percent]	(2.13%)	[8]
Average Annual Total Returns, 10 Years [Percent]	(0.66%)	[8]
Templeton Growth VIP Fund - Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Templeton Growth VIP Fund - Class 2	[8],[9]
Portfolio Company Adviser [Text Block]	Templeton Global Advisors Limited; Templeton Asset Management Ltd.	[8],[9]
Current Expenses [Percent]	1.12%	[8],[9]
Average Annual Total Returns, 1 Year [Percent]	21.01%	[8],[9]
Average Annual Total Returns, 5 Years [Percent]	6.47%	[8],[9]
Average Annual Total Returns, 10 Years [Percent]	3.24%	[8],[9]
Western Asset Core Plus VIT Portfolio - Class II [Member]
Prospectus:
Portfolio Company Name [Text Block]	Western Asset Core Plus VIT Portfolio - Class II
Portfolio Company Adviser [Text Block]	Western Asset Management Company Pte Ltd. – Singapore
Portfolio Company Subadviser [Text Block]	Western Asset Management Company, LLC; Western Asset Management Company Ltd. – Japan; Western Asset Management Company Limited – UK
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	6.44%
Average Annual Total Returns, 5 Years [Percent]	0.98%
Average Annual Total Returns, 10 Years [Percent]
Administration Charge [Member]
Prospectus:
Other Annual Expense (of Average Account Value), Current [Percent]	0.10%
Annual Fund Expenses After Any Waivers [Member]
Prospectus:
Portfolio Company Expenses Minimum [Percent]	0.35%	[10]
Portfolio Company Expenses Maximum [Percent]	2.29%	[10]
Annual Fund Expenses Before Any Waivers [Member]
Prospectus:
Portfolio Company Expenses Minimum [Percent]	0.35%
Automatic Withdrawal Plan [Member]
Prospectus:
Name of Benefit [Text Block]	Automatic Withdrawal Plan (“AWP”)
Purpose of Benefit [Text Block]	Automatically withdraws a level dollar amount from the Contract on a monthly or quarterly basis before the Annuity Date.
Standard Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]
•
If, during a Contract Year, the amount of withdrawals exceed the annual free withdrawal amount, we will deduct a surrender charge. Income taxes, including a 10% additional tax if you are younger than age 59 ½, may apply.

•
If you select the SecurePay 5 rider, AWP will reduce Benefit Base and available SecurePay withdrawals.

•
Not available if you select the Protective Income Manager rider.

Name of Benefit [Text Block]	Automatic Withdrawal Plan (“AWP”)
Dollar Cost Averaging [Member]
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging
Purpose of Benefit [Text Block]	Automatically transfers a specific amount of money from the DCA Account or the Fixed Account to the Sub-Accounts you select, on a monthly basis over a specific period of time.
Standard Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	• If you select the SecurePay 5 or the Protective Income Manager rider, your allocations must comply with our Allocation Guidelines and Restrictions.
Name of Benefit [Text Block]	Dollar Cost Averaging
Maximum Anniversary Value Death Benefit [Member]
Prospectus:
Optional Benefits Minimum [Percent]	0.20%	[11]
Optional Benefits Maximum [Percent]	0.20%	[11]
Optional Benefits Footnotes [Text Block]	As an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.20%	[12]
Optional Benefit Expense, Footnotes [Text Block]
The Maximum Anniversary Value Death Benefit is equal to the greatest of  (i) your Contract Value, (ii) your Purchase Payments less an adjustment for withdrawals, or (iii) the highest anniversary value of the Contract before the Owner’s 80th birthday. For more information on these death benefit values and fees, and how they are calculated, please see the “DEATH BENEFIT” and “CHARGES AND DEDUCTIONS, Death Benefit Fee” sections in the Prospectus.

Name of Benefit [Text Block]	Maximum Anniversary Value Death Benefit
Purpose of Benefit [Text Block]
Equal to the greatest of:
1.
the Contract Value,

2.
the aggregate Purchase Payments less an adjustment for each withdrawal (adjustment reduces the Maximum Anniversary Value Death Benefit at the time of the withdrawal in the same proportion that the amount withdrawn, including any surrender charges, reduces the Contract Value), or

3.
the greatest anniversary value attained prior to the older Owner’s 80th birthday.

Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.20%	[12]
Optional Benefit Expense, Footnotes [Text Block]
The Maximum Anniversary Value Death Benefit is equal to the greatest of  (i) your Contract Value, (ii) your Purchase Payments less an adjustment for withdrawals, or (iii) the highest anniversary value of the Contract before the Owner’s 80th birthday. For more information on these death benefit values and fees, and how they are calculated, please see the “DEATH BENEFIT” and “CHARGES AND DEDUCTIONS, Death Benefit Fee” sections in the Prospectus.

Brief Restrictions / Limitations [Text Block]
•
Available only at purchase.

•
Death Benefit will never be more than the Contract Value plus $1,000,000.

•
It is possible that this Death Benefit will be no greater than the Return of Purchase Payments Death Benefit, for which we do not assess a fee.

•
Not available if you purchase the Protective Income Manager rider.

•
Withdrawals can reduce the value of the Death Benefit by more than the amount withdrawn.

Name of Benefit [Text Block]	Maximum Anniversary Value Death Benefit
Benefit Standard or Optional [Text Block]	Optional
Operation of Benefit [Text Block]
Optional Maximum Anniversary Value Death Benefit
If you select the Maximum Anniversary Value Death Benefit, you cannot purchase the Protective Income Manager rider.
At the time of application, you may select the Maximum Anniversary Value Death Benefit if the Issue Date of the Contract is before the oldest Owner’s 76th birthday.
We will determine an anniversary value for each Contract Anniversary occurring before the earlier of the older Owner’s 80th birthday or the deceased Owner’s date of death. Each anniversary value is equal to the sum of:
•
the Contract Value on that Contract Anniversary; plus

•
all Purchase Payments since that Contract Anniversary; minus

•
an adjustment for each withdrawal (including any withdrawal made under the SecurePay 5 rider) since that Contract Anniversary.

The adjustment for each withdrawal since the relevant Contract Anniversary is the amount that reduces the Maximum Anniversary Value Death Benefit at the time of the withdrawal in the same proportion that the amount withdrawn, including any associated surrender charges, reduces the Contract Value. If the value of the Maximum Anniversary Value Death Benefit is greater than the Contract Value at the time of the withdrawal, the downward adjustment to the death benefit will be larger than the amount withdrawn.
The Maximum Anniversary Value Death Benefit will equal the greatest of  (1) the Contract Value, (2) the aggregate Purchase Payments less an adjustment for each withdrawal; or (3) the greatest anniversary value attained prior to the older Owner’s 80th birthday; provided, however, that the Maximum Anniversary Value Death Benefit will never be more than the Contract Value plus $1,000,000. The adjustment for each withdrawal in item (2) is the amount that reduces the Maximum Anniversary Value Death Benefit at the time of surrender in the same proportion that the amount withdrawn, including any associated surrender charges, reduces the Contract Value. If the Contract Value is lower than the Maximum Anniversary Value Death Benefit at the time of the withdrawal, the adjustment will be larger than the amount withdrawn. See Appendix A for an example of the calculation of the Maximum Anniversary Value Death Benefit.
If, as a result of poor market performance, your Contract Value does not increase, it is possible that, at the time of an Owner’s death, the Maximum Anniversary Value Death Benefit will be no greater than the Return of Purchase Payments Death Benefit. You should consult a qualified financial advisor to carefully consider this possibility and the cost of the Maximum Anniversary Value Death Benefit before you decide whether the Maximum Anniversary Value Death Benefit is right for you.
Suspension of Maximum Anniversary Value Death Benefit.   For a period of one year after any change of ownership involving a natural person, the death benefit will equal the Contract Value. We will, however, continue to assess the death benefit fee during this period. During the one-year suspension period, we will continue to calculate the Maximum Anniversary Value Death Benefit; however, if any Owner dies during this period we will only pay the Contract Value as of the end of the Valuation Period during which we receive Due Proof of Death at our Administrative Office. If death occurs after the one-year period has ended, we will include the Contract Value on the Contract Anniversary occurring during the one-year suspension as well as Purchase Payments received and withdrawals made during the one-year suspension when calculating the Maximum Anniversary Value Death Benefit.
Maximum Anniversary Value Death Benefit Fee
We assess a fee for the Maximum Anniversary Value Death Benefit. If you select this death benefit, you must pay a fee based on the value of the death benefit on the day the fee is assessed. This fee is assessed on a monthly basis. (See “Charges and Deductions, Death Benefit Fee.”) It is possible that this fee (or some portion thereof) could be treated for federal tax purposes as a withdrawal from the Contract. (See “TAXATION OF ANNUITIES IN GENERAL, Taxation of Withdrawals and Surrenders.”)

Maximum Quarterly Value Death Benefit [Member]
Prospectus:
Optional Benefits Minimum [Percent]	0.25%	[11]
Optional Benefits Maximum [Percent]	0.25%	[11]
Optional Benefits Footnotes [Text Block]	As an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%	[13]
Optional Benefit Expense, Footnotes [Text Block]
The Maximum Quarterly Value Death Benefit is equal to the greatest of  (i) your Contract Value, (ii) your Purchase Payments less an adjustment for withdrawals, or (iii) the highest quarterly value of the Contract before the Owner’s 80th birthday. For more information on these death benefit values and fees, and how they are calculated, please see the “DEATH BENEFIT” and “CHARGES AND DEDUCTIONS, Death Benefit Fee” sections in the Prospectus.

Name of Benefit [Text Block]	Maximum Quarterly Value Death Benefit
Purpose of Benefit [Text Block]
Equal to the greatest of:
1.
the Contract Value,

2.
the aggregate Purchase Payments less an adjustment for each withdrawal (adjustment reduces the Maximum Quarterly Value Death Benefit at the time of the withdrawal in the same proportion that the amount withdrawn, including any surrender charges, reduces the Contract Value), or

3.
the greatest Quarterly Anniversary value attained prior to the older Owner’s 80th birthday.

Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%	[13]
Optional Benefit Expense, Footnotes [Text Block]
The Maximum Quarterly Value Death Benefit is equal to the greatest of  (i) your Contract Value, (ii) your Purchase Payments less an adjustment for withdrawals, or (iii) the highest quarterly value of the Contract before the Owner’s 80th birthday. For more information on these death benefit values and fees, and how they are calculated, please see the “DEATH BENEFIT” and “CHARGES AND DEDUCTIONS, Death Benefit Fee” sections in the Prospectus.

Brief Restrictions / Limitations [Text Block]
•
Available only at purchase.

•
Death Benefit will never be more than the Contract Value plus $1,000,000.

•
It is possible that this Death Benefit will be no greater than the Return of Purchase Payments Death Benefit, for which we do not assess a fee.

•
Not available if you purchase the Protective Income Manager rider.

•
Withdrawals can reduce the value of the Death Benefit by more than the amount withdrawn.

Name of Benefit [Text Block]	Maximum Quarterly Value Death Benefit
Benefit Standard or Optional [Text Block]	Optional
Operation of Benefit [Text Block]
Optional Maximum Quarterly Value Death Benefit
If you select the Maximum Quarterly Value Death Benefit, you cannot purchase the Protective Income Manager rider.
At the time of application, you may select the Maximum Quarterly Value Death Benefit if the Issue Date of the Contract is before the oldest Owner’s 76th birthday.
We will determine a quarterly value for each Quarterly Anniversary occurring before the earlier of the older Owner’s 80th birthday or the deceased Owner’s date of death. Each quarterly value is equal to the sum of:
•
the Contract Value on that Quarterly Anniversary; plus

•
all Purchase Payments since that Quarterly Anniversary; minus

•
an adjustment for each withdrawal (including any withdrawal made under the SecurePay 5 rider) since that Quarterly Anniversary.

The adjustment for each withdrawal since the relevant Quarterly Anniversary is the amount that reduces the Maximum Quarterly Value Death Benefit at the time of the withdrawal in the same proportion that the amount withdrawn, including any associated surrender charges, reduces the Contract Value. If the value of the Maximum Quarterly Value Death Benefit is greater than the Contract Value at the time of the withdrawal, the downward adjustment to the death benefit will be larger than the amount withdrawn.
The Maximum Quarterly Value Death Benefit will equal the greatest of  (1) the Contract Value, (2) the aggregate Purchase Payments less an adjustment for each withdrawal; or (3) the greatest Quarterly Anniversary value attained prior to the older Owner’s 80th birthday; provided, however, that the Maximum Quarterly Value Death Benefit will never be more than the Contract Value plus $1,000,000. The adjustment for each withdrawal in item (2) is the amount that reduces the Maximum Quarterly Value Death Benefit at the time of surrender in the same proportion that the amount withdrawn, including any associated surrender charges, reduces the Contract Value. If the Contract Value is lower than the Maximum Quarterly Value Death Benefit at the time of the withdrawal, the adjustment will be larger than the amount withdrawn. See Appendix A for an example of the calculation of the Maximum Quarterly Value Death Benefit.
If, as a result of poor market performance, your Contract Value does not increase, it is possible that, at the time of an Owner’s death, the Maximum Quarterly Value Death Benefit will be no greater than the Return of Purchase Payments Death Benefit. You should consult a qualified financial advisor to carefully consider this possibility and the cost of the Maximum Quarterly Value Death Benefit before you decide whether the Maximum Quarterly Value Death Benefit is right for you.
Suspension of Maximum Quarterly Value Death Benefit.   For a period of one year after any change of ownership involving a natural person, the death benefit will equal the Contract Value. We will, however, continue to assess the death benefit fee during this period. During the one-year suspension period, we will continue to calculate the Maximum Quarterly Value Death Benefit; however, if any Owner dies during this period we will only pay the Contract Value as of the end of the Valuation Period during which we receive Due Proof of Death at our Administrative Office. If death occurs after the one-year period has ended, we will include the Contract Value on the Quarterly Anniversary occurring during the one-year suspension as well as Purchase Payments received and withdrawals made during the one-year suspension when calculating the Maximum Quarterly Value Death Benefit.
Maximum Quarterly Value Death Benefit Fee
We assess a fee for the Maximum Quarterly Value Death Benefit. If you select this death benefit, you must pay a fee based on the value of the death benefit on the day the fee is assessed. This fee is assessed on a monthly basis. (See
“CHARGES AND DEDUCTIONS, Death Benefit Fee.”) It is possible that this fee (or some portion thereof) could be treated for federal tax purposes as a withdrawal from the Contract. (See “TAXATION OF ANNUITIES IN GENERAL, Taxation of Withdrawals and Surrenders.”)

Mortality and Expense Risk Charge [Member]
Prospectus:
Other Annual Expense (of Average Account Value), Current [Percent]	1.20%
Portfolio Rebalancing [Member]
Prospectus:
Name of Benefit [Text Block]	Portfolio Rebalancing
Purpose of Benefit [Text Block]	Automatically rebalances the Sub-Accounts you select (either quarterly, semi-annually or annually) to maintain your chosen percentage allocation of Variable Account value among the Sub-Accounts.
Standard Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	• If you select the SecurePay 5 or the Protective Income Manager rider, your allocations must comply with our Allocation Guidelines and Restrictions.
Name of Benefit [Text Block]	Portfolio Rebalancing
Protective Income Manager Rider at Contract Purchase [Member]
Prospectus:
Optional Benefits Minimum [Percent]	1.20%	[14]
Optional Benefits Maximum [Percent]	2.00%	[14]
Optional Benefits Footnotes [Text Block]	As an annualized percentage of Contract Value, beginning on the 1st Monthly Anniversary Date following election of the rider.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%	[15],[16],[17]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.20%	[15],[16],[17]
Name of Benefit [Text Block]	Protective Income Manager rider
Purpose of Benefit [Text Block]	Provides an Annual Withdrawal Amount that is designed to deplete Contract Value by age 95 and then provide lifetime payments.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%	[18]
Standard Benefit Expense (of Benefit Base), Current [Percent]	1.20%	[18]
Standard Benefit Expense, Footnotes [Text Block]
Fee is calculated as an annualized percentage of the greatest of: (1) Contract Value on each Monthly Anniversary Date; (2) Contract Value on the later of the Rider Issue Date or most recent Reset Date (Contract Anniversary following an Excess Withdrawal); and (3) sum of all Purchase Payments received less any Excess Withdrawals made during the 120 day period following the Rider Issue Date.

Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%	[15],[16],[17]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.20%	[15],[16],[17]
Name of Benefit [Text Block]	Protective Income Manager rider
Operation of Benefit [Text Block]
PROTECTIVE INCOME MANAGER
Beginning May 1, 2021, the Protective Income Manager rider is no longer available for purchase.
In general, the Protective Income Manager rider guarantees the right to make withdrawals (“Protective Income Manager Withdrawals”) each year even if your Contract Value is reduced to zero due to those Protective Income Manager Withdrawals, poor market performance, or both. Withdrawals from your Contract reduce the Contract Value dollar for dollar. Excess withdrawals (withdrawals that exceed the Optimal Withdrawal Amount) result in a recalculation of the Optimal Withdrawal Amount and the Protected Lifetime Payment. (See “Excess Withdrawals.”) The Rider also provides fixed lifetime income payments for the life of any Covered Person (“Protected Lifetime Payments”) beginning on the Maximum Annuity Date. Protective Income Manager is specifically designed for you to withdraw all your Contract Value by the (younger) Covered Person’s 95th birthday in annual amounts that may vary from year to year (the “Optimal Withdrawal Amount”).
Note: The rider may not operate as designed if joint life coverage is selected and there is a significant age difference between the two Covered Persons. In that event, it is likely that on the Maximum Annuity Date (the older Covered Person’s 95th birthday), a substantial amount of Contract Value will still be remaining. As a result, it may be in your best interest to apply this amount to an Annuity Option instead of the rider’s Protected Lifetime Payment Annuity Option. If so, you will have paid for the rider without receiving its full benefit. If there is a significant age disparity between you and your spouse, then joint life coverage under the rider may not be appropriate for you. You should discuss this with your financial advisor to ascertain if joint life coverage will address your financial needs and be suitable for you. See “Selecting Your Coverage Option” below for factors to consider when discussing this with your advisor. Also see Appendix G for examples of joint life coverage when there is a significant age difference.
Under the Protective Income Manager rider, the Owner or Owner(s) may designate certain persons as “Covered Persons” under the Contract. See “Selecting Your Coverage Option.” These Covered Persons will be eligible to make Protective Income Manager Withdrawals each Contract Year up to a specified amount during the life of the Covered Person(s). This amount is called the “Optimal Withdrawal Amount,” and is calculated as a percentage of your Contract Value. Annual aggregate withdrawals that exceed the Optimal Withdrawal Amount may result in a reduction of rider benefits (and may even significantly reduce or eliminate such benefits) because we will recalculate the minimum guarantees associated with your Optimal Withdrawal Amount on the next Contract Anniversary. Protective Income Manager Withdrawals are guaranteed to be no lower than your minimum Optimal Withdrawal Amount, even if your Contract Value falls to zero, if you do not take any withdrawals in excess of your Optimal Withdrawal Amount (“Excess Withdrawals”).
You may purchase the Protective Income Manager rider when you purchase your Contract, provided the Covered Person (or both Covered Persons) are between ages 60 and 80 and your initial Purchase Payment is at least $25,000. You may also purchase the Protective Income Manager rider later, under RightTime, provided the Covered Person (or both Covered Persons) are between ages 60 and 80 and your Contract Value is at least $25,000.
The Protective Income Manager rider does not guarantee Contract Value or the performance of any Investment Option.
Important Considerations
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If you purchase the Protective Income Manager rider, your options for allocating Purchase Payments and Contract Value are restricted. See “ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS.”

If you wish to purchase the Protective Income Manager rider when you purchase the Contract or plan to do so later under the RightTime option, you must choose the Return of Purchase Payments Death Benefit. We will not issue the
Protective Income Manager rider if you select either the Maximum Anniversary Value Death Benefit or the Maximum Quarterly Value Death Benefit, and you cannot change your death benefit after the Contract is issued.
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Any change in a Covered Person other than a spousal continuation under a Joint Life Coverage option, will cause the rider to terminate without any refund of fees.

Excess Withdrawals will cause a “reset” your minimum Optimal Withdrawal Amount (which is the lowest amount we guarantee your Optimal Withdrawal Amount will be each year) on the next Contract Anniversary. This may result in a substantially lower Optimal Withdrawal Amount in the future, which could significantly reduce or even eliminate the value of the Protective Income Manager rider. See “Determining Your Optimal Withdrawal Amount.”
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You will begin paying the Protective Income Manager fee as of the Rider Issue Date, even if you do not begin taking Protective Income Manager Withdrawals for many years.

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You may not cancel the Protective Income Manager rider during the ten years following the Rider Issue Date.

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We do not refund any Protective Income Manager fees if the rider terminates for any reason or if you choose not to take Protective Income Manager Withdrawals.

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The automatic purchase payment plan and automatic withdrawal plan are not available if you purchase the Protective Income Manager rider.

The ways to purchase the Protective Income Manager rider, conditions for continuation of the benefit, process for beginning Protective Income Manager Withdrawals, and the manner in which your Optimal Withdrawal Amount is calculated are discussed below.
You should not purchase the Protective Income Manager rider if:
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you expect to take Excess Withdrawals because such Excess Withdrawals may significantly reduce or eliminate the value of the benefit (see “Excess Withdrawals”);

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you are primarily interested in maximizing the Contract’s potential for long-term accumulation rather than systematically withdrawing all of your Contract Value over time;

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it is important for you to leave a death benefit for your heirs;

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there is a significant age disparity between the two Covered Persons; or

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you do not expect to take Protective Income Manager Withdrawals (especially before the age of 95).

Appendix E demonstrates the operation of the Protective Income Manager rider using hypothetical examples. You should review Appendix E and consult your sales representative to discuss whether the Protective Income Manager rider suits your needs.
Purchasing Protective Income Manager
You may purchase the Contract and the Protective Income Manager rider if your initial Purchase Payment is at least $25,000. If your initial Purchase Payment is funded, in whole or in part, by the exchange of another annuity contract or contracts, the aggregate value of your Purchase Payments within the first 120 days following the Contract Issue Date must be equal to or greater than $25,000. If the total of your Purchase Payments is less than $25,000 at the end of the Valuation Period on the 120th day following the Contract Issue Date, we will terminate Protective Income Manager and credit to your account all Protective Income Manager fees previously deducted from your Contract Value. In addition, if we terminate your Protective Income Manager, any withdrawals that you took under Protective Income Manager during the initial 120 day period will be treated as Contract withdrawals.
You may purchase the Protective Income Manager rider after the Contract is issued if the Contract Value is at least $25,000 and the Covered Person(s) satisfy the rider’s age requirements on the Rider Issue Date. Regardless of when you purchase the rider, we do not accept Purchase Payments received more than 120 days after the Rider Issue Date.
Important Considerations
The timing of the Protective Income Manager rider purchase may have a significant impact on the minimum Optimal Withdrawal Amount guarantee under the rider:
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For example, there are certain advantages to purchasing the Protective Income Manager rider early. Foremost, the rider is designed for you to receive income over the long term through periodic withdrawals. In addition, the amount you can withdraw each Contract Year under the rider will never drop below your minimum Optimal Withdrawal Amount, which is calculated as a percentage of your Contract Value on the Rider Issue Date (so long as you do not take an Excess Withdrawal, which would result in a recalculation of your minimum Optimal Withdrawal Amount based on your current Contract Value). This means if you purchase the Protective Income Manager rider at issue, or early on under the RightTime option, then you will “lock in” a minimum Optimal Withdrawal Amount that will not decrease even if there is a future downturn in Sub-Account performance.

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On the other hand, if you wait to purchase the Protective Income Manager rider, you may be able to lock in a higher minimum Optimal Withdrawal Amount if Sub-Account performance has been favorable and your Contract Value has increased. In addition, the minimum Optimal Withdrawal Amount may be higher the closer you are to a Covered Person’s 95th birthday when you elect the rider (assuming Sub-Account performance has not significantly decreased since the Contract Issue Date) as the rider is designed for you to withdraw a greater proportion of Contract Value over time.

You also should consider:
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If you purchase the Protective Income Manager rider when you purchase the Contract, the annual Protective Income Manager fee is currently 0.10% lower than if you exercise the RightTime option to purchase the Protective Income Manager rider after that date. The Protective Income Manager fee for new purchasers and the difference between the fee for the rider purchased at Contract issue and under the RightTime option may change.

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Specifically, you must: (1) allocate all of your Purchase Payments and Contract Value in accordance with the Allocation by Investment Category guidelines (described below), (2) allocate all of your Purchase Payments and Contract Value in accordance with one of the three eligible Benefit Allocation Model Portfolios (described below) or (3) allocate all of your Purchase Payments and Contract Value to one of the permissible single investment options. All of the investment options available under the Allocation Guidelines and Restrictions are described below. You may also allocate your Purchase Payments to the dollar cost averaging (“DCA”) Account(s), provided that transfers from the DCA Account are allocated to the Sub-Accounts in accordance with the Allocation Guidelines and Restrictions described above.

But, if you purchase the Protective Income Manager rider too early, you may pay the Protective Income Manager fee for a longer period than is necessary. Additionally, beginning on the Rider Issue Date, your death benefit will be the Return of Purchase Payments Death Benefit (the Maximum Anniversary Value Death Benefit and the Maximum Quarterly Value Death Benefit will not be available) and you must comply with our Allocation Guidelines and Restrictions.
Please consult your sales representative to discuss the appropriate time for you to purchase the Protective Income Manager rider.
Designating the Covered Person(s)
The Covered Person is the person upon whose life the Protective Income Manager rider benefit is based. You may designate one Covered Person (Single Life Coverage) or two Covered Persons (Joint Life Coverage).
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If Single Life Coverage is elected, then the Owner will be the Covered Person (if there are two Owners, then the older Owner will be the Covered Person).

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Joint Life Coverage may be elected if there are two Owners under the Contract who are spouses or if there is one Owner and his or her spouse is the sole Primary Beneficiary under the Contract. If Joint Life Coverage is elected, then the Owner and the Owner’s spouse will be the Covered Persons.

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Where the Owner is a corporation, partnership, company, trust, or other “non-natural person,” the Annuitant (under Single Life Coverage) or Annuitant and Annuitant’s spouse who is the sole primary beneficiary (under Joint Life Coverage) will be the Covered Person(s).

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The Covered Person (or, if Joint Life Coverage is selected, one of the two Covered Persons) must be designated as the Annuitant under the Contract.

Note: A change of Covered Persons will cause the Protective Income Manager rider to terminate and any scheduled Protective Income Manager Withdrawals to cease. If you remove a Covered Person (which may occur, for example, if you remove a spouse Beneficiary or add additional Primary Beneficiaries or change the Owner or Annuitant), or if you add a Covered Person (which may occur, for example, if you add a spouse as a sole Primary Beneficiary), then this would constitute a change of Covered Persons. In addition, whether a spouse continues the Contract could affect the rights and benefits under the Protective Income Manager rider and could have tax consequences. (See “Tax Consequences — Treatment of Civil Unions and Domestic Partners.”)
Selecting Your Coverage Option.   If both Owners of the Contract are spouses, or if there is one Owner and a spouse who is the sole Primary Beneficiary, you must indicate at the time you purchase the rider whether there will be one or two Covered Persons. Please pay careful attention to this designation, as it will impact the Protective Income Manager Payment Factor and whether the Optimal Withdrawal Amount will continue to be available for the life of the surviving spouse.
The various coverage options are illustrated in the following table:
	Single Life Coverage	Joint Life Coverage
Single Owner/Non-spouse Beneficiary	Covered Person is the Owner. Protective Income Manager rider expires upon death of Covered Person.	Not applicable.
Single Owner/Spouse Beneficiary	Covered Person is the Owner. Protective Income Manager rider expires upon death of Covered Person.	Both are Covered Persons. Protective Income Manager rider expires upon death of last surviving Covered Person.
Joint Owner/Non-spouse 2nd Owner	Covered Person is older Owner. Protective Income Manager rider expires upon the death of the Covered Person.	Not applicable.
Joint Owner/Spouse 2nd Owner	Covered Person is older Owner. Protective Income Manager rider expires upon death of Covered Person.	Both are Covered Persons. Protective Income Manager rider expires upon death of last surviving Covered Person.
Important Note on Joint Life Coverage: The rider is designed to distribute all of your Contract Value by the younger Covered Person’s 95th birthday. The rider may not operate as designed if joint life coverage is selected and there is a significant age difference between the two Covered Persons. In that event, it is likely that on the Maximum Annuity Date (the older Covered Person’s 95th birthday), a substantial amount of Contract Value will still be remaining. As a result, it may be in your best interest to apply this amount to an Annuity Option instead of the rider’s Protected Lifetime Payment Annuity Option. If so, you will have paid for the rider without receiving its full benefit. See “Determining Your Optimal “Protected Lifetime Payments Available on Maximum Annuity Date (Oldest Owner’s or Annuitant’s 95th Birthday).”
Factors for you, your spouse, and your financial advisor to consider before purchasing joint life coverage under the rider include:
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Your expectations as to Variable Account performance between now and the Maximum Annuity Date. Please see Appendix G for examples demonstrating how negative, flat, and positive market performance may influence the payment of lifetime income under the rider when there is a significant age difference between Covered Persons.

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The age difference between you and your spouse. As the age difference increases (particularly when there is more than ten years between you), the more likely it is that the rider will not distribute all of your Contract Value and then make Protected Lifetime Payments.

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The age and health of the older Covered Person. If the older Covered Person does not live to age 95, then the Contract Value will be distributed by the surviving Covered Person’s 95th birthday, at which time Protected Lifetime Payments under the rider will begin. You may also want to consider the sex of the older Covered Person, as females are more likely to live to age 95 than are males.

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Whether the Contract was purchased for use in connection with a Qualified Contract owned by the younger spouse. If the younger spouse is the sole Owner under the Contract, then there may be a desire for the older spouse to receive Protected Lifetime Payments under the rider in the event of the younger spouse’s death. You should discuss these payments as well as the payments you might receive under other Annuity Options under your Contract.

If there is a significant age disparity between you and your spouse, then joint life coverage under the rider may not be appropriate for you. You should discuss this with your financial advisor to ascertain if joint coverage under the Protective Income Manager rider will address your financial needs and be suitable for you.
Allocation Guidelines and Restrictions
In order to maintain the Protective Income Manager rider, you must allocate your Purchase Payments and Contract Value in accordance with the Allocation Guidelines and Restrictions that we have established. The Allocation Guidelines and Restrictions are designed to limit our risk under the Protective Income Manager rider. Please see “ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS.”
Determining Your Optimal Withdrawal Amount
The Optimal Withdrawal Amount is the maximum amount that you may withdraw from your Contract Value each Contract Year without reducing or eliminating the benefits under the Protective Income Manager rider. We calculate your Optimal Withdrawal Amount each year by multiplying your Contract Value by the “Protective Income Manager Payment Factor.” This factor is based on:
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the age of the (younger) Covered Person on the Rider Issue Date; and

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the age of the (younger) Covered Person on the date we calculate the Optimal Withdrawal Amount.

Note: So long as you never take an Excess Withdrawal (described below), the amount you may withdraw from your Contract Value each year will never be less than your Protected Lifetime Payment. For riders issued on or after May 1, 2016, this amount is 90% of your initial Optimal Withdrawal Amount. For riders issued before May 1, 2016, the Protected Lifetime Payment is the initial Optimal Withdrawal Amount.
We determine your initial Optimal Withdrawal Amount as of the Rider Issue Date by multiplying the “Protective Income Manager Payment Factor” (described below) by your Contract Value on that date.
For example, assume there is one Covered Person under the Protective Income Manager rider, a 75-year old who has made an initial Purchase Payment of  $100,000. As provided in the Single Life Coverage table in Appendix F, the Protective Income Manager Payment Factor is 0.06100 (because she is 75). We determine the initial Optimal Withdrawal Amount by multiplying the Protective Income Manager Payment Factor by the Contract Value. Therefore, the initial Optimal Withdrawal Amount is $6,100 (0.06100 x $100,000). See Appendix F: Protective Income Manager Rider Payment Factors.
If you purchase the Protective Income Manager rider and we receive an additional Purchase Payment or Payments within the first 120 days, then we recalculate your initial Optimal Withdrawal Amount at 30-day intervals during the 120 days following the Rider Issue Date. We will recalculate your initial Optimal Withdrawal Amount to equal the Protective Income Manager Payment Factor as of the Rider Issue Date multiplied by the total aggregate Purchase Payments received (including your initial Purchase Payment) less any aggregate Excess Withdrawals made since the Rider Issue Date. We will consider this to be your initial Optimal Withdrawal Amount for purposes of calculating future Optimal Withdrawal Amounts. If any scheduled recalculation date is not a Valuation Date, then we make this calculation on the next Valuation Date.
We recalculate your Optimal Withdrawal Amount on each subsequent Contract Anniversary prior to the Annuity Date by multiplying the Protective Income Manager Payment Factor by your Contract Value on that anniversary. We will advise you of your current Optimal Withdrawal Amount by written notice following each Contract Anniversary.
Your Optimal Withdrawal Amount for any Contract Year can not be more than 110% of your Optimal Withdrawal Amount for the prior Contract Year. In addition, unless you have taken an Excess Withdrawal (which would result in a Reset of the Optimal Withdrawal Amount, as described below), we guarantee that your Optimal Withdrawal Amount will always be at least the greater of:
a.
90% of your Optimal Withdrawal Amount for the prior Contract Year; or

b.
Your initial Optimal Withdrawal Amount if your rider was issued before May 1, 2016 (or 90% of your Optimal Withdrawal Amount if your rider was issued on or after May 1, 2016)

For example, assume that the Covered Person described above did not take an Excess Withdrawal during her first Contract Year, and that her Contract Value on the first Contract Anniversary is $95,684. We determine the Optimal Withdrawal Amount on each Contract Anniversary by multiplying the Protective Income Manager Payment Factor by the Contract Value on that anniversary, subject to the minimum and maximum limits described above.
For riders issued before May 1, 2016, we calculate the Optimal Withdrawal Amount as the Protective Income Manager Payment Factor at attained age 76 (while also taking into account her age 75 on the Rider Issue Date, since she did not take an Excess Withdrawal) times the Contract Value, or $6,082 (0.06357 x $95,684). Because this amount is less than her initial Optimal Withdrawal Amount but not more than 110% of that amount, her Optimal Withdrawal Amount will remain at $6,100 for the second Contract Year.
For riders issued on or after May 1, 2016, the Optimal Withdrawal Amount is the Protective Income Manager Payment Factor times the Contract Value, or $6,082 (0.06357 x $95,684). This amount is less than the prior year’s Optimal Withdrawal Amount but greater than 90% of that amount ($6,100 x 0.9 = $5,490), so her Optimal Withdrawal Amount is $6,082 for the second Contract Year.
Note: The Optimal Withdrawal Amount is not cumulative. If you choose to withdraw only a part of, or none of, your Optimal Withdrawal Amount in any given Contract Year, you should understand that you cannot carry over any unused Optimal Withdrawal Amount to any future Contract Years.
Increase in Protective Income Manager Fee.   If you elect not to pay an increase in your Protective Income Manager Fee, then we will “lock in” your current Protective Income Manager Payment Factor and will use this factor when we calculate your Optimal Withdrawal Amount on all future Contract Anniversaries. Your Protective Income Manager Payment Factor will never change, even if there is a Reset following the date you elect not to pay the fee increase due to an Excess Withdrawal. This could ultimately mean a significant reduction in your future Optimal Withdrawal Amount because the Protective Income Manager Payment Factors are designed to increase each year. You should carefully consider whether or not it is in your best interest to decline an increase in the Protective Income Manager fee. See “Protective Income Manager Fee.”
The Protective Income Manager Payment Factor.   We determine the Protective Income Manager Payment Factor based upon the age of the (younger) Covered Person on the Rider Issue Date, as well as that person’s attained age on the date we calculate the Optimal Withdrawal Amount. On each Contract Anniversary when we recalculate your Optimal Withdrawal Amount, we will use a new Protective Income Manager Payment Factor based upon the current attained age of the (younger) Covered Person at that time, but the Protective Income Manager Payment Factor will still continue to be based on the age of the (younger) Covered Person on the Rider Issue Date unless there has been a Reset (discussed below). If you take no Excess Withdrawals, the Protective Income Manager Payment Factor increases each year as the (younger) Covered Person’s age increases. Because the Protective Income Manager is designed for you to withdraw a greater proportion of Contract Value over time, the Optimal Withdrawal Amount tends to increase over time (assuming Sub-Account performance has not significantly decreased since the Contract Issue Date). The Protective Income Manager Payment Factors are set forth in Appendix F for Single Life Coverage and Joint Life Coverage.
Reset of the Minimum Optimal Withdrawal Amount.   If you take an Excess Withdrawal, the next Contract Anniversary will be a Reset Date. On that date we will Reset the “floor” for all future Optimal Withdrawal Amounts following the Reset Date. This floor is the lowest amount we guarantee your Optimal Withdrawal Amount will be each year, as follows:
If you purchased your Protective Income Manager rider on or after May 1, 2016, the minimum Optimal Withdrawal Amount on each Contract Anniversary will be the lesser of:
a.
90% of your initial Optimal Withdrawal Amount; or

b.
90% of your Optimal Withdrawal Amount on the most recent Reset Date.

If you purchased your Protective Income Manager ride prior to May 1, 2016, the minimum Optimal Withdrawal Amount on each Contract Anniversary will be the lesser of:
a.
your initial Optimal Withdrawal Amount; or,

b.
the Optimal Withdrawal Amount on the most recent Reset Date.

In addition, on a Reset Date, we will use a new Protective Income Manager Payment Factor to calculate your Optimal Withdrawal Amount on that date. This will be based solely on the attained age of the (younger) Covered Person on the Reset Date (provided you have not declined an increase in the Protective Income Manager fee, as discussed above). This will result in a lower Protective Income Manager Payment Factor. For future Optimal Withdrawal Amount calculations, we will continue to base the Protective Income Manager Payment Factor on the age of the (younger) Covered Person on the Reset Date (until the next Reset Date, if any), as well as on that person’s attained age on the date we calculate the Optimal Withdrawal Amount.
For example, assume that on the Rider Issue Date, the Contract Value is $133,000, there is one Covered Person under the Protective Income Manager rider, and that person is 60 years old. The initial Optimal Withdrawal Amount is $6,251 ($6,251 = 0.04700 x $133,000). Further assume that he takes an Excess Withdrawal five years later. On the next Contract Anniversary, he is 65, and his Contract Value is $100,000. On that anniversary, we will calculate his Optimal Withdrawal Amount by multiplying the Protective Income Manager Payment Factor at age 65 by the Contract Value, or $5,000 (0.05000 x $100,000). We will reset his minimum Optimal Withdrawal Amount for all future years. The new Optimal Withdrawal amount on the reset date will be $5,000. For riders issued on or after May 1, 2016, his new minimum Optimal Withdrawal Amount will be $4,500 ($5,000 x 0.90). For riders issued before May 1, 2016, his new minimum Optimal Withdrawal Amount is $5,000.
For cases where the Contract Value has increased, consider the following example. Assume that on the Rider Issue Date, the Contract Value is $133,000, there is one Covered Person under the Protective Income Manager rider, and that person is 60 years old. The initial Optimal Withdrawal Amount is $6,251 ($6,251 = 0.04700 x $133,000). On the fourth anniversary, when he is 64 years old, assume his Contract Value is $140,000 and his Optimal Withdrawal Amount is therefore $7,042 ($7,042 = 0.0503 x $140,000). He takes an Excess Withdrawal the next year. On the next Contract Anniversary, he is 65, and his Contract Value is $150,000. On that anniversary, we will calculate his Optimal Withdrawal Amount by multiplying the Protective Income Manager Payment Factor at age 65 by the Contract Value, or $7,500 (0.05000 x $150,000). The Protective Income Manager Payment Factor is lower because that anniversary was a reset date, but the Optimal Withdrawal Amount increases due to the higher Contract Value on that anniversary. However, there is no change in the minimum Optimal Withdrawal Amount in future years (unless additional excess withdrawals occur). For riders issued on or after May 1, 2016, his minimum Optimal Withdrawal Amount will remain $5,625.90 ($6,251 x 0.90). For riders issued before May 1, 2016, his minimum Optimal Withdrawal Amount remains $6,251.
Note: If you take an Excess Withdrawal, your Optimal Withdrawal Amount as of the Reset Date may be substantially lower than your initial Optimal Withdrawal Amount, which would mean a significant reduction in the Optimal Withdrawal Amount available to you on and after a Reset Date. You should carefully consider whether or not it is in your best interest to take an Excess Withdrawal.
Beginning Your Protective Income Manager Withdrawals
All Contract withdrawals taken are considered either Protective Income Manager Withdrawals or Excess Withdrawals.
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Protective Income Manager Withdrawals are aggregate withdrawals you make from your Contract Value each Contract Year that do not exceed your Optimal Withdrawal Amount.

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An Excess Withdrawal is any portion of a withdrawal that, when aggregated with all prior withdrawals during that Contract Year, exceeds the Optimal Withdrawal Amount.

At any time prior to the Annuity Date, you may request Protective Income Manager Withdrawals individually or instruct us to send you specific Protective Income Manager Withdrawal amounts periodically by submitting to us a request that includes all of the information necessary for us to complete your request.
Note: The Protective Income Manager rider is designed for you to take Protective Income Manager Withdrawals each Contract Year. If all your withdrawals on and after the Rider Issue Date are Protective Income Manager Withdrawals, your Optimal Withdrawal Amount will never decrease below your minimum Optimal Withdrawal Amount and you may continue to withdraw that amount for the lifetime of the Covered Person (or the last surviving Covered Person, if you selected Joint Life Coverage).
The Protective Income Manager rider is designed for you to receive income. If you delay taking Protective Income Manager Withdrawals, you may shorten the period during which you may take such withdrawals due to life expectancy, so you may be paying for a benefit you are not using. Please consult your sales representative regarding the appropriate time for you to begin taking Protective Income Manager Withdrawals.
Important Considerations
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All withdrawals, including Protective Income Manager Withdrawals, reduce your Contract Value and death benefit. Surrender charges and federal and state income taxes may apply, as well as a 10% federal additional tax if a withdrawal occurs before the Owner reaches age 59½. See “CHARGES AND DEDUCTIONS, Surrender Charge” and “TAXATION OF ANNUITIES IN GENERAL, Taxation of Withdrawals and Surrenders.”

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All withdrawals, including Protective Income Manager Withdrawals, count towards the free withdrawal amount under the Contract. However, we do not assess a surrender charge on Protective Income Manager Withdrawals, even when surrender charges would otherwise apply. See “CHARGES AND DEDUCTIONS, Surrender Charge.” Protective Income Manager Withdrawals are not subject to the minimum Contract Value limitation. See “Surrender and Withdrawals.”
Excess Withdrawals
An Excess Withdrawal is any portion of a withdrawal that, when aggregated with all prior withdrawals during that Contract Year, exceeds the Optimal Withdrawal Amount. We will not recalculate your Optimal Withdrawal Amount until the next Contract Anniversary, so any subsequent withdrawal you request that Contract Year is also an Excess Withdrawal. A withdrawal that causes the aggregate withdrawals for that Contract Year to exceed the Optimal Withdrawal Amount may include amounts that qualify as a Protective Income Manager Withdrawal as well as amounts that are deemed an Excess Withdrawal.
If you have instructed us to send you all or a portion of the Optimal Withdrawal Amount periodically, an Excess Withdrawal automatically terminates these periodic withdrawals. You may resume periodic Protective Income Manager Withdrawals beginning on the next Contract Anniversary based on the recalculated Optimal Withdrawal Amount by sending us Written Notice.
Excess withdrawals reduce your Contract Value and death benefit. Excess Withdrawals are subject to surrender charges and count towards the free withdrawal amount under the Contract, and federal and state income taxes may apply. Excess Withdrawals are subject to the minimum Contract Value limitation. See “CHARGES AND DEDUCTIONS, Surrender Charge,” “Surrender and Withdrawals,” and “TAXATION OF ANNUITIES IN GENERAL, Taxation of Withdrawals and Surrenders.”
Note: An Excess Withdrawal will cause a Reset on the next Contract Anniversary. This may result in a substantially lower Optimal Withdrawal Amount in the future, which could significantly reduce or even eliminate the value of the Protective Income Manager rider. See “Determining Your Optimal Withdrawal Amount.” You should not purchase the Protective Income Manager rider if you intend to take Excess Withdrawals.
If your Contract Value reduces to zero due to an Excess Withdrawal, we will terminate your Contract and the Protective Income Manager rider. You will not be entitled to receive any further benefits under the Protective Income Manager rider.
If you would like to make an Excess Withdrawal and are uncertain how an Excess Withdrawal will reduce your future guaranteed withdrawal amounts, then you may contact us prior to requesting the withdrawal to obtain a personalized, transaction-specific calculation showing the effect of the Excess Withdrawal.
Required Minimum Distributions
If the Protective Income Manager rider is purchased for use with a Qualified Contract, the Qualified Contract must comply with the required minimum distribution (RMD) rules under the Code Section 401(a)(9). The Protective Income Manager rider, and certain other benefits that the IRS may characterize as “other benefits” for purposes of the regulations under Code Section 401(a)(9), may increase the amount of the RMD that must be taken from your Qualified Contract. See “QUALIFIED RETIREMENT PLANS.”
We permit withdrawals from a Qualified Contract that exceed the Optimal Withdrawal Amount in order to satisfy the RMD for the Qualified Contract without compromising the Protective Income Manager guarantee. In particular, if you provide us with Written Notice of an RMD at the time you request a Protective Income Manager Withdrawal from your Qualified Contract, we will compute an amount that is treated under the Protective Income Manager rider as the RMD for the calendar year with respect to your Qualified Contract. Note that although the tax law may permit you in certain circumstances to take distributions from your Qualified Contract to satisfy the RMDs with respect to other retirement plans established for your benefit, only the amount computed by us as the RMD with respect to your Qualified Contract is treated as an RMD for purposes of the Protective Income Manager rider. Also, if you do not provide us with Written Notice of an RMD at the time you request a Protective Income Manager Withdrawal, the entire amount by which the withdrawal exceeds any remaining Optimal Withdrawal Amount for the Contract Year will reduce the amount of your future Optimal Withdrawal Amount and could reduce or eliminate the benefit under the Protective Income Manager rider.
In the future, we may institute certain procedures, including requiring that the RMD be established as automatic, periodic distributions, in order to ensure that RMDs for a calendar year do not exceed the Optimal Withdrawal Amount for the corresponding Contract Year.
In general, under the Protective Income Manager rider, you may withdraw the greater of  (i) your Optimal Withdrawal Amount for a Contract Year or (ii) the RMD attributable to your Contract that is determined as of December 31st immediately preceding the beginning of your Contract Year.
Note: If you begin taking Protective Income Manager Withdrawals before the first RMD under Code Section 401(a)(9) is due, we may adjust the amount of your maximum Protective Income Manager Withdrawal for the Contract Year that includes the due date for the first RMD so that the maximum amount of your withdrawal under the Protective Income Manager rider will be the greater of your first RMD or Optimal Withdrawal Amount plus the greater of your second RMD or Optimal Withdrawal Amount minus your actual withdrawals in the previous Contract Year. Thereafter, the maximum allowed is the greater of the Optimal Withdrawal Amount or the RMD determined as of the preceding December 31st.
Reduction of Contract Value to Zero
If your Contract Value is reduced to zero due to poor Sub-Account performance, the deduction of fees, and/or a Protective Income Manager Withdrawal, we will terminate your rider and settle the benefit under your Protective Income Manager rider as follows:
•
We will pay any remaining Optimal Withdrawal Amount in accordance with your instructions until the Contract Anniversary following the date of the transaction that reduced the Contract Value to zero;

•
We will establish an Annuity Date that is the Contract Anniversary following the date of the transaction that reduced the Contract Value to zero;

•
We will continue to recalculate your Optimal Withdrawal Amount on each Contract Anniversary until the earlier of the death of the Covered Person (or last surviving Covered Person if Joint Life Coverage was selected) or the Maximum Annuity Date. As described above under “Determining your Optimal Withdrawal Amount,” your Optimal Withdrawal Amount on each Contract Anniversary is equal to your Contract Value multiplied by the Protective Income Manager Payment Factor. However, your Optimal Withdrawal Amount for any Contract Year will not be less than 90% of the Optimal Withdrawal Amount for the prior Contract Year. Because the Contract Value is $0, your Optimal Withdrawal Amount will decrease by 10% in each successive Contract Year until it reaches the minimum Optimal Withdrawal Amount.

•
If a Covered Person (or last surviving Covered Person if Joint Life Coverage was selected) is alive on the Maximum Annuity Date, then you will begin receiving Protected Lifetime Payments as described below under “Benefit Available on Maximum Annuity Date (Oldest Owner’s or Annuitant’s 95th Birthday).”

•
If Single Life Coverage was selected and the Covered Person dies, no further payments (i.e., the Optimal Withdrawal Amount or the Protected Lifetime Payment Amount, as applicable) are payable. If Joint Life Coverage was selected and one Covered Person dies, the remaining payments (i.e., the Optimal Withdrawal Amount or the Protected Lifetime Payment Amount, as applicable) will be made at least as rapidly as they were made prior to the death of the first Covered Person.

If you request a surrender and your Contract Value at the time of the request is less than your remaining Optimal Withdrawal Amount for that Contract Year, we will pay you a lump sum equal to such remaining Optimal Withdrawal Amount. As with any distribution from the Contract, there may be tax consequences. In this regard, we intend to treat any amounts that you receive after the Contract Value is reduced to zero due to poor Sub-Account performance, the deduction of fees, and/or a Protective Income Manager Withdrawal as annuity payments for tax purposes. See “TAXATION OF ANNUITIES IN GENERAL.”
If your Contract Value reduces to zero due to an Excess Withdrawal, we will terminate your Contract and the Protective Income Manager rider. You will not be entitled to receive any further benefits under the Protective Income Manager rider.
Benefit Available on Maximum Annuity Date (Oldest Owner’s or Annuitant’s 95th Birthday)
The Protective Income Manager rider will terminate on the Annuity Date, whether or not you have begun your Protective Income Manager Withdrawals. You must annuitize the Contract no later than the Maximum Annuity Date.
If your Protective Income Manager rider is in effect on the Maximum Annuity Date, in addition to other Annuity Options available to you under your Contract (see “ANNUITY PAYMENTS, Annuity Options”), one of your Annuity Options will be the Protective Income Manager rider’s Protected Lifetime Payment Annuity Option. This option provides fixed monthly annuity payments for the life of the Covered Person (or last surviving Covered Person if Joint Life Coverage was selected), as follows:
1.
If no Reset Date has occurred under the Protective Income Manager rider, then each Protected Lifetime Payment will be equal to your minimum Optimal Withdrawal Amount divided by 12.

2.
If any Reset Date has occurred under the Protective Income Manager rider because you have taken one or more Excess Withdrawals, then each Protected Lifetime Payment will be equal to the lesser of: (a) your minimum

Optimal Withdrawal Amount, divided by 12; or (b) the minimum Optimal Withdrawal Amount calculated on the most recent Reset Date, divided by 12.
If you do not select an Annuity Option, your monthly annuity payments will be the greater of  (i) the Protected Lifetime Payments described above; or (ii) payments based upon the Contract Value for the life of the Annuitant with a 10-year Certain Period. We must receive Written Notice of your election of such annuity payments at least three days but no earlier than 90 days before the Maximum Annuity Date. For more information regarding Annuity Options, including Certain Period options, see “ANNUITY PAYMENTS, Annuity Options.”
Important Considerations. Please consult your financial adviser to discuss whether to elect the rider’s Protected Lifetime Payment Annuity Option or one of the other Annuity Options available on the Maximum Annuity Date. Among other things, you should consider the amount of the payments you would receive under each available option, your tax situation, whether you want variable or fixed payments, your need for income over the life of one or two individuals, and whether you desire to leave any benefit to your Beneficiary(ies).
Death of a Covered Person Before the Annuity Date
If there is one Covered Person and he or she dies before the Annuity Date, the Protective Income Manager rider terminates upon the Covered Person’s death. If there are two Covered Persons and one dies before the Annuity Date, we will continue the Contract and the Protective Income Manager rider and continue to calculate the Optimal Withdrawal Amount as if no death had occurred so long as the Contract is not terminated by the surviving spouse. See “Death Benefit.”
Protective Income Manager Fee
We deduct a monthly fee for the Protective Income Manager rider that compensates us for the costs and risks we assume in providing this benefit. The fee is a percentage of the greatest of:
a.
the Contract Value on each Monthly Anniversary Date;

b.
the Contract Value on the later of the Rider Issue Date or the most recent Reset Date; or

c.
the sum of all Purchase Payments received (including your initial Purchase Payment), less any Excess Withdrawals made, during the 120-day period following the Rider Issue Date.

The percentage is currently 1.20% (1.30% under RightTime) on an annual basis.
We calculate the monthly Protective Income Manager fee on each Monthly Anniversary Date following the Rider Issue Date, and continue to calculate the fee monthly through the Annuity Date. We deduct the fee on the following Valuation Date from the Sub-Accounts of the Variable Account only. The fee is not deducted from the assets in the DCA Account. The monthly fee is deducted from the Sub-Accounts in the same proportion that the value of each Sub-Account bears to the total Contract Value in the Variable Account on that date. Accordingly, you must have transferred some assets from your DCA Account to one or more Sub-Accounts in accordance with our Allocation Guidelines and Restrictions before the fee is charged. We treat the deduction of the monthly fee as a withdrawal, but we will not reduce any free surrender amount available under the Contract, and we will not treat the deduction as an Excess Withdrawal under the rider.
We reserve the right to increase the Protective Income Manager fee if, in our sole discretion, the increase is necessary or appropriate to cover the costs Protective Life incurs to mitigate the risks associated with offering the rider. The fee will never exceed 2.00% (2.20% under RightTime) on an annual basis, however. If we increase the Protective Income Manager fee, we will give you at least 30 days’ written notice prior to the increase which notice will identify the date the increase in the Protective Income Manager Fee will take place and provide instructions on how to accept or decline the increase. You may elect not to pay the increase in your Protective Income Manager fee. We must receive your Written Notice declining the increase before the end of the Valuation Period during which the new Protective Income Manager fee becomes effective. If you elect not to pay an increase in your Protective Income Manager Fee, then we will “lock in” your most recent Protective Income Manager Payment Factor and will use this factor when we calculate your Optimal Withdrawal Amount on all future Contract Anniversaries. Your Protective Income Manager Payment Factor will never change, even if there is a Reset following the date you elect not to pay the fee increase. This could ultimately mean a significant reduction in your future Optimal Withdrawal Amount because the Protective Income Manager Payment Factors are designed to increase each year.
You should carefully consider whether or not it is in your best interest to decline an increase in the Protective Income Manager fee.
Terminating the Protective Income Manager Rider
We will terminate the Protective Income Manager rider upon the earliest of:
the Valuation Date you terminate the Protective Income Manager rider (permitted after the Protective Income Manager rider has been in effect for at least ten years);

•
the Valuation Date the Contract is surrendered or terminated;

•
the Valuation Date your Contract Value reduces to zero due to an Excess Withdrawal;

•
the Valuation Date your Contract Value reduces to zero due to poor Sub-Account performance, the deduction of fees, and/or a Protective Income Manager Withdrawal (subject to our obligation to make monthly payments to you, as set forth above under “Reduction of Contract Value to Zero”);

•
the Valuation Date we receive instructions from you that results in a change in Covered Person(s);

•
for a Protective Income Manager rider with one Covered Person, the date of the Covered Person’s death before the Annuity Date (even if the surviving spouse of the deceased Covered Person elects to continue the Contract);

•
for a Protective Income Manager rider with two Covered Persons, the date of death of the last surviving Covered Person before the Annuity Date;

•
the Annuity Date (subject to any obligation we may have to make Protected Lifetime Payments to you, as set forth above under “Protected Lifetime Payments Available on Maximum Annuity Date (Oldest Owner’s or Annuitant’s 95th Birthday)”); or

•
the Valuation Date we receive instructions that are not in compliance with our Allocation Guidelines and Restrictions for Protected Lifetime Income Benefits.

Deduction of the monthly fee for the Protective Income Manager rider ceases upon termination. We will not refund the Protective Income Manager fees you have paid if the Protective Income Manager rider terminates for any reason. If the Protective Income Manager rider terminates, you may not reinstate it or purchase a new rider except as described below under “Reinstating the Protective Income Manager rider within 30 Days of Termination.”
Reinstating the Protective Income Manager rider within 30 Days of Termination
If your Protective Income Manager rider terminated due to a Prohibited Allocation instruction (see “Allocation Guidelines and Restrictions for Protected Lifetime Income Benefits”), you may request that we reinstate the rider.
Your written reinstatement request must correct the previous Prohibited Allocation instruction by either directing us to allocate your Contract Value and/or resume portfolio rebalancing in accordance with our Allocation Guidelines and Restrictions for Protected Lifetime Income Benefits. We must receive your written reinstatement request within 30 days of the date the rider terminated. The reinstated rider will have the same terms and conditions, including the same Rider Issue Date, Optimal Withdrawal Amount, and Protective Income Manager fee as it had prior to termination. We will deduct any fees and make any other adjustments that were scheduled during the period of termination so that after the reinstatement, the Protective Income Manager rider will be as though the termination never occurred.
Tax Consequences
Treatment of Civil Unions and Domestic Partners.   If state law affords legal recognition to domestic partnerships or civil unions, the Rider will treat individuals who are in a bona fide civil union or domestic partnership as married and spouses for purposes of the Rider. However, as described above in “Death Benefit — Continuation of the Contract by a Surviving Spouse,” for federal tax law purposes such individuals are not treated as “spouses.” In addition, if the Owner and the Beneficiary are no longer married as of the date of death, such individuals are no longer treated as “spouses” for federal tax law purposes. As a result, if a beneficiary of a deceased owner and the owner were parties to a civil union or domestic partnership, or if the Beneficiary and the deceased Owner were no longer married as of the date of death, the beneficiary will be required by federal tax law to take distributions from the Contract in the manner applicable to non-spouse beneficiaries and will not be able to continue the Contract. In some circumstances, these required distributions could substantially reduce or eliminate the Protective Income Manager rider benefit while the surviving Beneficiary is still alive.
An individual who is a party to a civil union or a domestic partnership should not purchase the Protective Income Manager rider before consulting legal and financial advisors and carefully evaluating whether the Protective Income Manager rider is suitable for his or her needs.
	Other Tax Matters. For a general discussion of tax consequences specific to the Protective Income Manager rider, see “TAXATION OF ANNUITIES IN GENERAL, Tax Consequences of Protected Lifetime Income Benefits” and “QUALIFIED RETIREMENT PLANS, Protected Lifetime Income Benefits.
Benefits Limitation [Table Text Block]
•
No longer available for purchase

•
Benefit limits available Investment Options

•
No Purchase Payments 120 days after Rider Issue Date

•
Only the Return of Purchase Payments Death Benefit is available.

•
Excess Withdrawals may significantly reduce or eliminate value of benefit

•
Available to Contract Owners age 60 to 80.

Limitations, Restrictions, and Risks of Benefit [Text Block]
ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS
In order to maintain the SecurePay 5 rider or the Protective Income Manager rider, you must allocate your Purchase Payments and Contract Value in accordance with the Allocation Guidelines and Restrictions that we have established. The Allocation Guidelines and Restrictions are designed to limit our risk under these riders.
Specifically, you must: (1) allocate all of your Purchase Payments and Contract Value in accordance with the Allocation by Investment Category guidelines (described below), (2) allocate all of your Purchase Payments and Contract Value in accordance with one of the three eligible Benefit Allocation Model Portfolios (described below) or (3) allocate all of your Purchase Payments and Contract Value to one of the permissible single investment options. All of the investment options available under the Allocation Guidelines and Restrictions are described below. You may also allocate your Purchase Payments to the dollar cost averaging (“DCA”) Account(s), provided that transfers from the DCA Account are allocated to the Sub-Accounts in accordance with the Allocation Guidelines and Restrictions described above.
Note: The Allocation Guidelines and Restrictions, as well as the inclusion of Funds that employ volatility management strategies in the Investment Options available under your Contract, are intended in part to reduce risks of investment losses that would require us to use our own assets to make payments in connection with the guarantees provided by the SecurePay 5 rider and the Protective Income Manager rider. The Allocation Guidelines and Restrictions, and the inclusion of Funds that employ volatility management strategies are designed to reduce the overall volatility of your Contract Value. During rising markets, the Allocation Guidelines and Restrictions and the Funds that employ volatility management strategies could cause Contract Value to rise less than would have been the case had you been invested in Funds with more aggressive investment strategies. Conversely, investing according to the Allocation Guidelines and Restrictions, and in Funds that employ volatility management strategies, may be helpful in a declining market when high market volatility triggers a reduction in the Funds’ equity exposure, because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your Contract Value may decline less than would have been the case had you not been invested in a Fund or Funds that feature volatility management strategies.
There is no guarantee that the Allocation Guidelines and Restrictions, or Funds with volatility management strategies, can limit volatility in your investment portfolio, and you may lose principal.
To the extent that the Allocation Guidelines and Restrictions and the Funds with managed volatility strategies are successful in reducing overall volatility, we will benefit from a reduction of the risk arising from our guarantee obligations under the riders and we will have less risk to hedge under the riders than would be the case if Owners did not invest in accordance with the Allocation Guidelines and Restrictions and in the Funds with managed volatility strategies. The Allocation Guidelines and Restrictions and investment in Funds with managed volatility strategies may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if they are consistent with your investment objectives.
NOTE: You may not allocate any of your Purchase Payments or Contract Value to the Fixed Account.
Allocation by Investment Category.   The following Allocation by Investment Category guidelines specify the minimum and maximum percentages of your Contract Value that must be allocated to each of the four categories of Sub-Accounts listed below in order for you to remain eligible for benefits under the SecurePay5 rider or the Protective Income Manager rider (unless you are fully invested in a Benefit Allocation Model or a permissible single investment option, as described above). You can select the percentage of Contract Value to allocate to individual Sub-Accounts within each group, but the total investment for all Sub-Accounts in a group must comply with the specified minimum and maximum percentages for that group.
These Allocation by Investment Category guidelines may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if they are consistent with your investment objectives.
Allocation by Investment Category
Category 1
Minimum Allocation: 40%
Maximum Allocation: 100%
American Funds® IS The Bond Fund of America®
American Funds® IS U.S. Government Securities
Columbia Variable Portfolio — Intermediate Bond
Columbia Variable Portfolio — Limited Duration Credit
Fidelity® VIP FundsManager 20%
Fidelity® VIP Investment Grade Bond
Franklin U.S. Government Securities VIP
Goldman Sachs VIT Core Fixed Income
Invesco® V.I. Government Securities
Invesco® V.I. U.S. Government Money
Lord Abbett Series Fund - Short Duration Income
PIMCO VIT Low Duration
PIMCO VIT Short-Term
PIMCO VIT Total Return
Protective Life Dynamic Allocation Series — Conservative
Western Asset Core Plus VIT

Category 2
Minimum Allocation: 0%
Maximum Allocation: 60%
American Funds® IS Asset Allocation
American Funds® IS Capital Income Builder®
BlackRock 60/40 Target Allocation ETF V.I.
BlackRock Global Allocation V.I.
Columbia Variable Portfolio — Balanced
Columbia Variable Portfolio — Strategic Income
Fidelity® VIP Asset Manager
Fidelity® VIP Balanced
Fidelity® VIP Target Volatility
Franklin Income VIP
Franklin Strategic Income VIP
Goldman Sachs VIT Trend Driven Allocation Fund(1)
Invesc® V.I. Conservative Balanced
Invesco® V.I. Equity and Income
Invesco® V.I. Balanced-Risk Allocation(1)
Lord Abbett Series Fund - Bond Debenture
Invesco® V.I. Global Strategic Income
PIMCO VIT All Asset
PIMCO Global Diversified Allocation(1)
PIMCO VIT High Yield
PIMCO VIT Income
PIMCO VIT Long-Term U.S. Government
PIMCO VIT Real Return
Protective Life Dynamic Allocation Series — Moderate
Templeton Global Bond VIP

(1)
The Fund includes a volatility management strategy as part of the Fund’s investment objective and/or principal investment strategy. (See “Allocation Guidelines and Restrictions for Protected Lifetime Income Benefits.”)

Category 3
Minimum Allocation: 0%
Maximum Allocation: 25%
AB VPS Large Cap Growth
AB VPS Relative Value
American Funds® IS Washington Mutual Investors FundSM
American Funds® IS Global Growth
American Funds® IS Growth
American Funds® IS Capital World Growth and Income Fund®
American Funds® IS Growth-Income
ClearBridge Variable Dividend Strategy
ClearBridge Variable Large Cap Growth
Fidelity® VIP Contrafund®
Fidelity® VIP FundsManager 85%
Fidelity® VIP Health Care
Fidelity® VIP Index 500
Fidelity® VIP Mid Cap
Franklin Mutual Global Discovery VIP
Franklin Mutual Shares VIP
Franklin Rising Dividends VIP
Goldman Sachs VIT Strategic Growth
Invesco® V.I. American Value
Invesco® V.I. Comstock
Invesco® V.I. Growth and Income
Invesco® V.I. EQV International Equity
Lord Abbett Series Fund - Dividend Growth
Lord Abbett Series Fund - Fundamental Equity
Invesc® V.I. Capital Appreciation
Invesco® V.I. Main Street Fund®
Protective Life Dynamic Allocation Series — Growth
T. Rowe Price® Blue Chip Growth
T. Rowe Price® Health Sciences

Category 4
No Allocation Permitted if SecurePay 5
or Protective Income Manager is Selected
AB VPS Small Cap Growth
AB VPS Discovery Value
American Funds® IS Global Small Capitalization
American Funds® IS International
American Funds® IS New World Fund®
ClearBridge Variable Mid Cap
ClearBridge Variable Small Cap Growth
Columbia Variable Portfolio — Select Mid Cap Value
Fidelity® VIP Energy
Franklin DynaTech VIP
Franklin Small Cap Value VIP
Franklin Small-Mid Cap Growth VIP
Goldman Sachs VIT Mid Cap Growth
Goldman Sachs VIT Mid Cap Value
Goldman Sachs International Equity Insights
Goldman Sachs VIT Small Cap Equity Insights
Invesco® V.I. Global Real Estate
Invesco® V.I. Main Street Small Cap Fund®
Invesco® V.I. Discovery Mid Cap Growth
Invesco® V.I. Small Cap Equity
Lord Abbett Series Fund - Growth Opportunities
Lord Abbett Series Fund - Mid Cap Stock
Invesco® V.I. Global
Royce Capital Small-Cap
Templeton Developing Markets VIP
Templeton Foreign VIP
Templeton Growth VIP

The Benefit Allocation Model Portfolios.   Each of the Model Portfolios except the Growth Focus model will satisfy our Allocation Guidelines and Restrictions (the “Benefit Allocation Model Portfolios”). See “Asset Allocation Model Portfolios.”
In general, the investment strategies employed by the Benefit Allocation Model Portfolios all include allocations that focus on conservative, high quality bond funds, that combine bond funds and blended stock funds, or that emphasize blended stock funds while including a significant weighting of bond funds. Each of these allocation models seeks to provide income and/or capital appreciation while avoiding excessive risk. If you are seeking a more aggressive growth strategy, the Benefit Allocation Model Portfolios are probably not appropriate for you.
The Benefit Allocation Model Portfolios may include Funds that employ volatility management strategies. For more information on how Funds with volatility management strategies may affect your Contract Value, and how such Funds may benefit us, see “ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS” above.
If you allocate your Purchase Payments and Contract Value in accordance with one of the eligible Benefit Allocation Model Portfolios, we will allocate your Purchase Payments and transfers out of the DCA Accounts, as the case may be, in accordance with the Benefit Allocation Model Portfolio you selected. Although you may allocate all or part of your Purchase Payments and Contract Value to a Benefit Allocation Model Portfolio, you may only select one Benefit Allocation Model Portfolio at a time. You may, however, change your Benefit Allocation Model Portfolio selection provided the new portfolio is one specifically permitted for use with the SecurePay 5 rider or the Protective Income Manager rider.
Other asset allocation model portfolios composed of underlying Sub-Accounts made available from time to time as Investment Options under your Contract may also satisfy our Allocation Guidelines and Restrictions. For more information on the Allocation Guidelines and Restrictions applicable to available Portfolio Company Models, contact your financial adviser
Permissible Single Investment Options.   You may also satisfy the Allocation Guidelines and Restrictions by allocating 100% of your Purchase Payments and Contract Value to one of the following permissible single investment options:
•
Protective Life Dynamic Allocation Series — Conservative Portfolio

•
Protective Life Dynamic Allocation Series — Moderate Portfolio

If more than one single investment option is available, you must allocate your Purchase Payments and Contract Value to only one of these options.
Changes to the Allocation Guidelines and Restrictions.   For purposes of the Allocation by Investment Category guidelines, we determine in our sole discretion whether a Sub-Account is classified as Category 1, Category 2, Category 3, or Category 4. We will provide you with at least five business days prior Written Notice of any changes in classification of Investment Options. We may change the list of Sub-Accounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group, or change the investment options that are or are not available to you, at any time, in our sole discretion. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under the SecurePay 5 rider or the Protective Income Manager rider.
With respect to the Benefit Allocation Model Portfolios, we determine in our sole discretion whether a Benefit Allocation Model Portfolio will continue to be available with the SecurePay rider or the Protective Income Manager rider. We may offer additional Benefit Allocation Model Portfolios or discontinue existing Benefit Allocation Model Portfolios at any time in our sole discretion. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under the SecurePay rider or the Protective Income Manager rider. We will provide you with written notice at least five business days before any changes to the Benefit Allocation Model Portfolios take effect.
We may add to, or remove from, the list of single investment options available to satisfy the Allocation Guidelines and Restrictions in our sole discretion at any time.
If you receive notice of a change to the Allocation Guidelines and Restrictions (including changes to your Benefit Allocation Model Portfolio), you are not required to take any action. We will continue to apply Purchase Payments you submit without allocation instructions, and process automatic DCA and portfolio rebalancing transfers, according to your Contract allocation established before the Allocation Guidelines and Restrictions changed. We will only apply the new Allocation Guidelines and Restrictions to additional Purchase Payments submitted with new allocation instructions or to future transfers of Contract Value (not including DCA transfers or transfers made to reallocate your Contract Value under the portfolio rebalancing program) because allocation instructions that accompany a Purchase Payment and instructions to transfer Contract Value change your current Contract allocation. This means you will not be able to make additional Purchase Payments submitted with new allocation instructions or transfers of Contract Value until your current allocation instructions meet the Allocation Guidelines and Restrictions in effect at that time (although you will still be required to participate in the portfolio rebalancing program).
Portfolio Rebalancing.   You must elect portfolio rebalancing if you select the SecurePay 5 rider or the Protective Income Manager rider. Under this program, we will “re-balance” your Variable Account value based on your allocation instructions in effect at the time of the rebalancing. You may specify rebalancing on a quarterly, semi-annual, or annual basis. If you do not specify the period, we will rebalance your Variable Account value semi-annually based on the Rider Issue Date. We will also rebalance your Variable Account value each time your Contract allocation is changed, for example, when we receive a request to transfer Contract Value (not including DCA or portfolio rebalancing transfers) or when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions. (See “Portfolio Rebalancing.”)
Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each reallocation. We reserve the right to change the rebalancing frequency, at any time if, in our sole discretion, such change is necessary or appropriate to mitigate the risks and costs Protective Life assumes in offering the riders. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.
If you terminate the rebalancing of your Variable Account value, we will consider this to be a Prohibited Allocation Instruction and we will terminate your SecurePay 5 rider or the Protective Income Manager rider (see below).
Note: Changes to the Allocation Guidelines and Restrictions, to the frequency of portfolio rebalancing or to the composition of the Model Portfolios, when and if applied to your Contract Value allocations, may negatively affect the overall performance of the Investment Options in the affected Sub-Accounts.
Prohibited Allocation Instructions.   If you instruct us to allocate Purchase Payments or Contract Value, or to take withdrawals, in a manner that is not consistent with our Allocation Guidelines and Restrictions (a “Prohibited Allocation instruction”), we will terminate your SecurePay rider or Protective Income Manager rider. For example, if you are following the Allocation by Investment Category guidelines and you provide new instructions allocating 30% of your Contract Value to the Fidelity VIP Contrafund Sub-Account, we will consider this to be a Prohibited Allocation Instruction because the maximum allocation you may make to the Sub-Accounts in Category 3 is 25% of your Contract Value.
For purposes of allocating your Purchase Payments and Contract Value a Prohibited Allocation instruction includes:
a.
allocating a Purchase Payment so that the allocation of your Contract Value following the Purchase Payment is inconsistent with the Allocation Guidelines and Restrictions;

b.
directing a dollar cost averaging transfer so that the allocation of your Contract Value following the transfer is inconsistent with the Allocation Guidelines and Restrictions;

c.
transferring any Contract Value so that the allocation of your Contract Value following the transfer is inconsistent with the Allocation Guidelines and Restrictions;

d.
deducting the proceeds of a withdrawal from an Investment Option so that the allocation of your Contract Value following the withdrawal is inconsistent with the Allocation Guidelines and Restrictions; or

e.
terminating the rebalancing of your Contract Value.

If we terminate your SecurePay 5 rider or Protective Income Manager rider due to a Prohibited Allocation instruction, you may reinstate the rider subject to certain conditions. See “Reinstating Your SecurePay 5 Rider Within 30 Days of Termination” or “Reinstating the Protective Income Manager Rider Within 30 Days of Termination,” as applicable.

Protective Income Manager Rider Later Under RightTime Option [Member]
Prospectus:
Optional Benefits Minimum [Percent]	1.30%	[14]
Optional Benefits Maximum [Percent]	2.20%	[14]
Optional Benefits Footnotes [Text Block]	As an annualized percentage of Contract Value, beginning on the 1st Monthly Anniversary Date following election of the rider.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%	[15],[16],[17]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%	[15],[16],[17]
Name of Benefit [Text Block]	Protective Income Manager rider
Purpose of Benefit [Text Block]	Provides an Annual Withdrawal Amount that is designed to deplete Contract Value by age 95 and then provide lifetime payments.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%	[18]
Standard Benefit Expense (of Benefit Base), Current [Percent]	1.30%	[18]
Standard Benefit Expense, Footnotes [Text Block]
Fee is calculated as an annualized percentage of the greatest of: (1) Contract Value on each Monthly Anniversary Date; (2) Contract Value on the later of the Rider Issue Date or most recent Reset Date (Contract Anniversary following an Excess Withdrawal); and (3) sum of all Purchase Payments received less any Excess Withdrawals made during the 120 day period following the Rider Issue Date.

Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%	[15],[16],[17]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%	[15],[16],[17]
Name of Benefit [Text Block]	Protective Income Manager rider
Operation of Benefit [Text Block]
PROTECTIVE INCOME MANAGER
Beginning May 1, 2021, the Protective Income Manager rider is no longer available for purchase.
In general, the Protective Income Manager rider guarantees the right to make withdrawals (“Protective Income Manager Withdrawals”) each year even if your Contract Value is reduced to zero due to those Protective Income Manager Withdrawals, poor market performance, or both. Withdrawals from your Contract reduce the Contract Value dollar for dollar. Excess withdrawals (withdrawals that exceed the Optimal Withdrawal Amount) result in a recalculation of the Optimal Withdrawal Amount and the Protected Lifetime Payment. (See “Excess Withdrawals.”) The Rider also provides fixed lifetime income payments for the life of any Covered Person (“Protected Lifetime Payments”) beginning on the Maximum Annuity Date. Protective Income Manager is specifically designed for you to withdraw all your Contract Value by the (younger) Covered Person’s 95th birthday in annual amounts that may vary from year to year (the “Optimal Withdrawal Amount”).
Note: The rider may not operate as designed if joint life coverage is selected and there is a significant age difference between the two Covered Persons. In that event, it is likely that on the Maximum Annuity Date (the older Covered Person’s 95th birthday), a substantial amount of Contract Value will still be remaining. As a result, it may be in your best interest to apply this amount to an Annuity Option instead of the rider’s Protected Lifetime Payment Annuity Option. If so, you will have paid for the rider without receiving its full benefit. If there is a significant age disparity between you and your spouse, then joint life coverage under the rider may not be appropriate for you. You should discuss this with your financial advisor to ascertain if joint life coverage will address your financial needs and be suitable for you. See “Selecting Your Coverage Option” below for factors to consider when discussing this with your advisor. Also see Appendix G for examples of joint life coverage when there is a significant age difference.
Under the Protective Income Manager rider, the Owner or Owner(s) may designate certain persons as “Covered Persons” under the Contract. See “Selecting Your Coverage Option.” These Covered Persons will be eligible to make Protective Income Manager Withdrawals each Contract Year up to a specified amount during the life of the Covered Person(s). This amount is called the “Optimal Withdrawal Amount,” and is calculated as a percentage of your Contract Value. Annual aggregate withdrawals that exceed the Optimal Withdrawal Amount may result in a reduction of rider benefits (and may even significantly reduce or eliminate such benefits) because we will recalculate the minimum guarantees associated with your Optimal Withdrawal Amount on the next Contract Anniversary. Protective Income Manager Withdrawals are guaranteed to be no lower than your minimum Optimal Withdrawal Amount, even if your Contract Value falls to zero, if you do not take any withdrawals in excess of your Optimal Withdrawal Amount (“Excess Withdrawals”).
You may purchase the Protective Income Manager rider when you purchase your Contract, provided the Covered Person (or both Covered Persons) are between ages 60 and 80 and your initial Purchase Payment is at least $25,000. You may also purchase the Protective Income Manager rider later, under RightTime, provided the Covered Person (or both Covered Persons) are between ages 60 and 80 and your Contract Value is at least $25,000.
The Protective Income Manager rider does not guarantee Contract Value or the performance of any Investment Option.
Important Considerations
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If you purchase the Protective Income Manager rider, your options for allocating Purchase Payments and Contract Value are restricted. See “ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS.”

If you wish to purchase the Protective Income Manager rider when you purchase the Contract or plan to do so later under the RightTime option, you must choose the Return of Purchase Payments Death Benefit. We will not issue the
Protective Income Manager rider if you select either the Maximum Anniversary Value Death Benefit or the Maximum Quarterly Value Death Benefit, and you cannot change your death benefit after the Contract is issued.
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Any change in a Covered Person other than a spousal continuation under a Joint Life Coverage option, will cause the rider to terminate without any refund of fees.

Excess Withdrawals will cause a “reset” your minimum Optimal Withdrawal Amount (which is the lowest amount we guarantee your Optimal Withdrawal Amount will be each year) on the next Contract Anniversary. This may result in a substantially lower Optimal Withdrawal Amount in the future, which could significantly reduce or even eliminate the value of the Protective Income Manager rider. See “Determining Your Optimal Withdrawal Amount.”
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You will begin paying the Protective Income Manager fee as of the Rider Issue Date, even if you do not begin taking Protective Income Manager Withdrawals for many years.

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You may not cancel the Protective Income Manager rider during the ten years following the Rider Issue Date.

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We do not refund any Protective Income Manager fees if the rider terminates for any reason or if you choose not to take Protective Income Manager Withdrawals.

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The automatic purchase payment plan and automatic withdrawal plan are not available if you purchase the Protective Income Manager rider.

The ways to purchase the Protective Income Manager rider, conditions for continuation of the benefit, process for beginning Protective Income Manager Withdrawals, and the manner in which your Optimal Withdrawal Amount is calculated are discussed below.
You should not purchase the Protective Income Manager rider if:
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you expect to take Excess Withdrawals because such Excess Withdrawals may significantly reduce or eliminate the value of the benefit (see “Excess Withdrawals”);

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you are primarily interested in maximizing the Contract’s potential for long-term accumulation rather than systematically withdrawing all of your Contract Value over time;

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it is important for you to leave a death benefit for your heirs;

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there is a significant age disparity between the two Covered Persons; or

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you do not expect to take Protective Income Manager Withdrawals (especially before the age of 95).

Appendix E demonstrates the operation of the Protective Income Manager rider using hypothetical examples. You should review Appendix E and consult your sales representative to discuss whether the Protective Income Manager rider suits your needs.
Purchasing Protective Income Manager
You may purchase the Contract and the Protective Income Manager rider if your initial Purchase Payment is at least $25,000. If your initial Purchase Payment is funded, in whole or in part, by the exchange of another annuity contract or contracts, the aggregate value of your Purchase Payments within the first 120 days following the Contract Issue Date must be equal to or greater than $25,000. If the total of your Purchase Payments is less than $25,000 at the end of the Valuation Period on the 120th day following the Contract Issue Date, we will terminate Protective Income Manager and credit to your account all Protective Income Manager fees previously deducted from your Contract Value. In addition, if we terminate your Protective Income Manager, any withdrawals that you took under Protective Income Manager during the initial 120 day period will be treated as Contract withdrawals.
You may purchase the Protective Income Manager rider after the Contract is issued if the Contract Value is at least $25,000 and the Covered Person(s) satisfy the rider’s age requirements on the Rider Issue Date. Regardless of when you purchase the rider, we do not accept Purchase Payments received more than 120 days after the Rider Issue Date.
Important Considerations
The timing of the Protective Income Manager rider purchase may have a significant impact on the minimum Optimal Withdrawal Amount guarantee under the rider:
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For example, there are certain advantages to purchasing the Protective Income Manager rider early. Foremost, the rider is designed for you to receive income over the long term through periodic withdrawals. In addition, the amount you can withdraw each Contract Year under the rider will never drop below your minimum Optimal Withdrawal Amount, which is calculated as a percentage of your Contract Value on the Rider Issue Date (so long as you do not take an Excess Withdrawal, which would result in a recalculation of your minimum Optimal Withdrawal Amount based on your current Contract Value). This means if you purchase the Protective Income Manager rider at issue, or early on under the RightTime option, then you will “lock in” a minimum Optimal Withdrawal Amount that will not decrease even if there is a future downturn in Sub-Account performance.

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On the other hand, if you wait to purchase the Protective Income Manager rider, you may be able to lock in a higher minimum Optimal Withdrawal Amount if Sub-Account performance has been favorable and your Contract Value has increased. In addition, the minimum Optimal Withdrawal Amount may be higher the closer you are to a Covered Person’s 95th birthday when you elect the rider (assuming Sub-Account performance has not significantly decreased since the Contract Issue Date) as the rider is designed for you to withdraw a greater proportion of Contract Value over time.

You also should consider:
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If you purchase the Protective Income Manager rider when you purchase the Contract, the annual Protective Income Manager fee is currently 0.10% lower than if you exercise the RightTime option to purchase the Protective Income Manager rider after that date. The Protective Income Manager fee for new purchasers and the difference between the fee for the rider purchased at Contract issue and under the RightTime option may change.

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Specifically, you must: (1) allocate all of your Purchase Payments and Contract Value in accordance with the Allocation by Investment Category guidelines (described below), (2) allocate all of your Purchase Payments and Contract Value in accordance with one of the three eligible Benefit Allocation Model Portfolios (described below) or (3) allocate all of your Purchase Payments and Contract Value to one of the permissible single investment options. All of the investment options available under the Allocation Guidelines and Restrictions are described below. You may also allocate your Purchase Payments to the dollar cost averaging (“DCA”) Account(s), provided that transfers from the DCA Account are allocated to the Sub-Accounts in accordance with the Allocation Guidelines and Restrictions described above.

But, if you purchase the Protective Income Manager rider too early, you may pay the Protective Income Manager fee for a longer period than is necessary. Additionally, beginning on the Rider Issue Date, your death benefit will be the Return of Purchase Payments Death Benefit (the Maximum Anniversary Value Death Benefit and the Maximum Quarterly Value Death Benefit will not be available) and you must comply with our Allocation Guidelines and Restrictions.
Please consult your sales representative to discuss the appropriate time for you to purchase the Protective Income Manager rider.
Designating the Covered Person(s)
The Covered Person is the person upon whose life the Protective Income Manager rider benefit is based. You may designate one Covered Person (Single Life Coverage) or two Covered Persons (Joint Life Coverage).
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If Single Life Coverage is elected, then the Owner will be the Covered Person (if there are two Owners, then the older Owner will be the Covered Person).

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Joint Life Coverage may be elected if there are two Owners under the Contract who are spouses or if there is one Owner and his or her spouse is the sole Primary Beneficiary under the Contract. If Joint Life Coverage is elected, then the Owner and the Owner’s spouse will be the Covered Persons.

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Where the Owner is a corporation, partnership, company, trust, or other “non-natural person,” the Annuitant (under Single Life Coverage) or Annuitant and Annuitant’s spouse who is the sole primary beneficiary (under Joint Life Coverage) will be the Covered Person(s).

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The Covered Person (or, if Joint Life Coverage is selected, one of the two Covered Persons) must be designated as the Annuitant under the Contract.

Note: A change of Covered Persons will cause the Protective Income Manager rider to terminate and any scheduled Protective Income Manager Withdrawals to cease. If you remove a Covered Person (which may occur, for example, if you remove a spouse Beneficiary or add additional Primary Beneficiaries or change the Owner or Annuitant), or if you add a Covered Person (which may occur, for example, if you add a spouse as a sole Primary Beneficiary), then this would constitute a change of Covered Persons. In addition, whether a spouse continues the Contract could affect the rights and benefits under the Protective Income Manager rider and could have tax consequences. (See “Tax Consequences — Treatment of Civil Unions and Domestic Partners.”)
Selecting Your Coverage Option.   If both Owners of the Contract are spouses, or if there is one Owner and a spouse who is the sole Primary Beneficiary, you must indicate at the time you purchase the rider whether there will be one or two Covered Persons. Please pay careful attention to this designation, as it will impact the Protective Income Manager Payment Factor and whether the Optimal Withdrawal Amount will continue to be available for the life of the surviving spouse.
The various coverage options are illustrated in the following table:
	Single Life Coverage	Joint Life Coverage
Single Owner/Non-spouse Beneficiary	Covered Person is the Owner. Protective Income Manager rider expires upon death of Covered Person.	Not applicable.
Single Owner/Spouse Beneficiary	Covered Person is the Owner. Protective Income Manager rider expires upon death of Covered Person.	Both are Covered Persons. Protective Income Manager rider expires upon death of last surviving Covered Person.
Joint Owner/Non-spouse 2nd Owner	Covered Person is older Owner. Protective Income Manager rider expires upon the death of the Covered Person.	Not applicable.
Joint Owner/Spouse 2nd Owner	Covered Person is older Owner. Protective Income Manager rider expires upon death of Covered Person.	Both are Covered Persons. Protective Income Manager rider expires upon death of last surviving Covered Person.
Important Note on Joint Life Coverage: The rider is designed to distribute all of your Contract Value by the younger Covered Person’s 95th birthday. The rider may not operate as designed if joint life coverage is selected and there is a significant age difference between the two Covered Persons. In that event, it is likely that on the Maximum Annuity Date (the older Covered Person’s 95th birthday), a substantial amount of Contract Value will still be remaining. As a result, it may be in your best interest to apply this amount to an Annuity Option instead of the rider’s Protected Lifetime Payment Annuity Option. If so, you will have paid for the rider without receiving its full benefit. See “Determining Your Optimal “Protected Lifetime Payments Available on Maximum Annuity Date (Oldest Owner’s or Annuitant’s 95th Birthday).”
Factors for you, your spouse, and your financial advisor to consider before purchasing joint life coverage under the rider include:
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Your expectations as to Variable Account performance between now and the Maximum Annuity Date. Please see Appendix G for examples demonstrating how negative, flat, and positive market performance may influence the payment of lifetime income under the rider when there is a significant age difference between Covered Persons.

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The age difference between you and your spouse. As the age difference increases (particularly when there is more than ten years between you), the more likely it is that the rider will not distribute all of your Contract Value and then make Protected Lifetime Payments.

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The age and health of the older Covered Person. If the older Covered Person does not live to age 95, then the Contract Value will be distributed by the surviving Covered Person’s 95th birthday, at which time Protected Lifetime Payments under the rider will begin. You may also want to consider the sex of the older Covered Person, as females are more likely to live to age 95 than are males.

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Whether the Contract was purchased for use in connection with a Qualified Contract owned by the younger spouse. If the younger spouse is the sole Owner under the Contract, then there may be a desire for the older spouse to receive Protected Lifetime Payments under the rider in the event of the younger spouse’s death. You should discuss these payments as well as the payments you might receive under other Annuity Options under your Contract.

If there is a significant age disparity between you and your spouse, then joint life coverage under the rider may not be appropriate for you. You should discuss this with your financial advisor to ascertain if joint coverage under the Protective Income Manager rider will address your financial needs and be suitable for you.
Allocation Guidelines and Restrictions
In order to maintain the Protective Income Manager rider, you must allocate your Purchase Payments and Contract Value in accordance with the Allocation Guidelines and Restrictions that we have established. The Allocation Guidelines and Restrictions are designed to limit our risk under the Protective Income Manager rider. Please see “ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS.”
Determining Your Optimal Withdrawal Amount
The Optimal Withdrawal Amount is the maximum amount that you may withdraw from your Contract Value each Contract Year without reducing or eliminating the benefits under the Protective Income Manager rider. We calculate your Optimal Withdrawal Amount each year by multiplying your Contract Value by the “Protective Income Manager Payment Factor.” This factor is based on:
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the age of the (younger) Covered Person on the Rider Issue Date; and

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the age of the (younger) Covered Person on the date we calculate the Optimal Withdrawal Amount.

Note: So long as you never take an Excess Withdrawal (described below), the amount you may withdraw from your Contract Value each year will never be less than your Protected Lifetime Payment. For riders issued on or after May 1, 2016, this amount is 90% of your initial Optimal Withdrawal Amount. For riders issued before May 1, 2016, the Protected Lifetime Payment is the initial Optimal Withdrawal Amount.
We determine your initial Optimal Withdrawal Amount as of the Rider Issue Date by multiplying the “Protective Income Manager Payment Factor” (described below) by your Contract Value on that date.
For example, assume there is one Covered Person under the Protective Income Manager rider, a 75-year old who has made an initial Purchase Payment of  $100,000. As provided in the Single Life Coverage table in Appendix F, the Protective Income Manager Payment Factor is 0.06100 (because she is 75). We determine the initial Optimal Withdrawal Amount by multiplying the Protective Income Manager Payment Factor by the Contract Value. Therefore, the initial Optimal Withdrawal Amount is $6,100 (0.06100 x $100,000). See Appendix F: Protective Income Manager Rider Payment Factors.
If you purchase the Protective Income Manager rider and we receive an additional Purchase Payment or Payments within the first 120 days, then we recalculate your initial Optimal Withdrawal Amount at 30-day intervals during the 120 days following the Rider Issue Date. We will recalculate your initial Optimal Withdrawal Amount to equal the Protective Income Manager Payment Factor as of the Rider Issue Date multiplied by the total aggregate Purchase Payments received (including your initial Purchase Payment) less any aggregate Excess Withdrawals made since the Rider Issue Date. We will consider this to be your initial Optimal Withdrawal Amount for purposes of calculating future Optimal Withdrawal Amounts. If any scheduled recalculation date is not a Valuation Date, then we make this calculation on the next Valuation Date.
We recalculate your Optimal Withdrawal Amount on each subsequent Contract Anniversary prior to the Annuity Date by multiplying the Protective Income Manager Payment Factor by your Contract Value on that anniversary. We will advise you of your current Optimal Withdrawal Amount by written notice following each Contract Anniversary.
Your Optimal Withdrawal Amount for any Contract Year can not be more than 110% of your Optimal Withdrawal Amount for the prior Contract Year. In addition, unless you have taken an Excess Withdrawal (which would result in a Reset of the Optimal Withdrawal Amount, as described below), we guarantee that your Optimal Withdrawal Amount will always be at least the greater of:
a.
90% of your Optimal Withdrawal Amount for the prior Contract Year; or

b.
Your initial Optimal Withdrawal Amount if your rider was issued before May 1, 2016 (or 90% of your Optimal Withdrawal Amount if your rider was issued on or after May 1, 2016)

For example, assume that the Covered Person described above did not take an Excess Withdrawal during her first Contract Year, and that her Contract Value on the first Contract Anniversary is $95,684. We determine the Optimal Withdrawal Amount on each Contract Anniversary by multiplying the Protective Income Manager Payment Factor by the Contract Value on that anniversary, subject to the minimum and maximum limits described above.
For riders issued before May 1, 2016, we calculate the Optimal Withdrawal Amount as the Protective Income Manager Payment Factor at attained age 76 (while also taking into account her age 75 on the Rider Issue Date, since she did not take an Excess Withdrawal) times the Contract Value, or $6,082 (0.06357 x $95,684). Because this amount is less than her initial Optimal Withdrawal Amount but not more than 110% of that amount, her Optimal Withdrawal Amount will remain at $6,100 for the second Contract Year.
For riders issued on or after May 1, 2016, the Optimal Withdrawal Amount is the Protective Income Manager Payment Factor times the Contract Value, or $6,082 (0.06357 x $95,684). This amount is less than the prior year’s Optimal Withdrawal Amount but greater than 90% of that amount ($6,100 x 0.9 = $5,490), so her Optimal Withdrawal Amount is $6,082 for the second Contract Year.
Note: The Optimal Withdrawal Amount is not cumulative. If you choose to withdraw only a part of, or none of, your Optimal Withdrawal Amount in any given Contract Year, you should understand that you cannot carry over any unused Optimal Withdrawal Amount to any future Contract Years.
Increase in Protective Income Manager Fee.   If you elect not to pay an increase in your Protective Income Manager Fee, then we will “lock in” your current Protective Income Manager Payment Factor and will use this factor when we calculate your Optimal Withdrawal Amount on all future Contract Anniversaries. Your Protective Income Manager Payment Factor will never change, even if there is a Reset following the date you elect not to pay the fee increase due to an Excess Withdrawal. This could ultimately mean a significant reduction in your future Optimal Withdrawal Amount because the Protective Income Manager Payment Factors are designed to increase each year. You should carefully consider whether or not it is in your best interest to decline an increase in the Protective Income Manager fee. See “Protective Income Manager Fee.”
The Protective Income Manager Payment Factor.   We determine the Protective Income Manager Payment Factor based upon the age of the (younger) Covered Person on the Rider Issue Date, as well as that person’s attained age on the date we calculate the Optimal Withdrawal Amount. On each Contract Anniversary when we recalculate your Optimal Withdrawal Amount, we will use a new Protective Income Manager Payment Factor based upon the current attained age of the (younger) Covered Person at that time, but the Protective Income Manager Payment Factor will still continue to be based on the age of the (younger) Covered Person on the Rider Issue Date unless there has been a Reset (discussed below). If you take no Excess Withdrawals, the Protective Income Manager Payment Factor increases each year as the (younger) Covered Person’s age increases. Because the Protective Income Manager is designed for you to withdraw a greater proportion of Contract Value over time, the Optimal Withdrawal Amount tends to increase over time (assuming Sub-Account performance has not significantly decreased since the Contract Issue Date). The Protective Income Manager Payment Factors are set forth in Appendix F for Single Life Coverage and Joint Life Coverage.
Reset of the Minimum Optimal Withdrawal Amount.   If you take an Excess Withdrawal, the next Contract Anniversary will be a Reset Date. On that date we will Reset the “floor” for all future Optimal Withdrawal Amounts following the Reset Date. This floor is the lowest amount we guarantee your Optimal Withdrawal Amount will be each year, as follows:
If you purchased your Protective Income Manager rider on or after May 1, 2016, the minimum Optimal Withdrawal Amount on each Contract Anniversary will be the lesser of:
a.
90% of your initial Optimal Withdrawal Amount; or

b.
90% of your Optimal Withdrawal Amount on the most recent Reset Date.

If you purchased your Protective Income Manager ride prior to May 1, 2016, the minimum Optimal Withdrawal Amount on each Contract Anniversary will be the lesser of:
a.
your initial Optimal Withdrawal Amount; or,

b.
the Optimal Withdrawal Amount on the most recent Reset Date.

In addition, on a Reset Date, we will use a new Protective Income Manager Payment Factor to calculate your Optimal Withdrawal Amount on that date. This will be based solely on the attained age of the (younger) Covered Person on the Reset Date (provided you have not declined an increase in the Protective Income Manager fee, as discussed above). This will result in a lower Protective Income Manager Payment Factor. For future Optimal Withdrawal Amount calculations, we will continue to base the Protective Income Manager Payment Factor on the age of the (younger) Covered Person on the Reset Date (until the next Reset Date, if any), as well as on that person’s attained age on the date we calculate the Optimal Withdrawal Amount.
For example, assume that on the Rider Issue Date, the Contract Value is $133,000, there is one Covered Person under the Protective Income Manager rider, and that person is 60 years old. The initial Optimal Withdrawal Amount is $6,251 ($6,251 = 0.04700 x $133,000). Further assume that he takes an Excess Withdrawal five years later. On the next Contract Anniversary, he is 65, and his Contract Value is $100,000. On that anniversary, we will calculate his Optimal Withdrawal Amount by multiplying the Protective Income Manager Payment Factor at age 65 by the Contract Value, or $5,000 (0.05000 x $100,000). We will reset his minimum Optimal Withdrawal Amount for all future years. The new Optimal Withdrawal amount on the reset date will be $5,000. For riders issued on or after May 1, 2016, his new minimum Optimal Withdrawal Amount will be $4,500 ($5,000 x 0.90). For riders issued before May 1, 2016, his new minimum Optimal Withdrawal Amount is $5,000.
For cases where the Contract Value has increased, consider the following example. Assume that on the Rider Issue Date, the Contract Value is $133,000, there is one Covered Person under the Protective Income Manager rider, and that person is 60 years old. The initial Optimal Withdrawal Amount is $6,251 ($6,251 = 0.04700 x $133,000). On the fourth anniversary, when he is 64 years old, assume his Contract Value is $140,000 and his Optimal Withdrawal Amount is therefore $7,042 ($7,042 = 0.0503 x $140,000). He takes an Excess Withdrawal the next year. On the next Contract Anniversary, he is 65, and his Contract Value is $150,000. On that anniversary, we will calculate his Optimal Withdrawal Amount by multiplying the Protective Income Manager Payment Factor at age 65 by the Contract Value, or $7,500 (0.05000 x $150,000). The Protective Income Manager Payment Factor is lower because that anniversary was a reset date, but the Optimal Withdrawal Amount increases due to the higher Contract Value on that anniversary. However, there is no change in the minimum Optimal Withdrawal Amount in future years (unless additional excess withdrawals occur). For riders issued on or after May 1, 2016, his minimum Optimal Withdrawal Amount will remain $5,625.90 ($6,251 x 0.90). For riders issued before May 1, 2016, his minimum Optimal Withdrawal Amount remains $6,251.
Note: If you take an Excess Withdrawal, your Optimal Withdrawal Amount as of the Reset Date may be substantially lower than your initial Optimal Withdrawal Amount, which would mean a significant reduction in the Optimal Withdrawal Amount available to you on and after a Reset Date. You should carefully consider whether or not it is in your best interest to take an Excess Withdrawal.
Beginning Your Protective Income Manager Withdrawals
All Contract withdrawals taken are considered either Protective Income Manager Withdrawals or Excess Withdrawals.
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Protective Income Manager Withdrawals are aggregate withdrawals you make from your Contract Value each Contract Year that do not exceed your Optimal Withdrawal Amount.

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An Excess Withdrawal is any portion of a withdrawal that, when aggregated with all prior withdrawals during that Contract Year, exceeds the Optimal Withdrawal Amount.

At any time prior to the Annuity Date, you may request Protective Income Manager Withdrawals individually or instruct us to send you specific Protective Income Manager Withdrawal amounts periodically by submitting to us a request that includes all of the information necessary for us to complete your request.
Note: The Protective Income Manager rider is designed for you to take Protective Income Manager Withdrawals each Contract Year. If all your withdrawals on and after the Rider Issue Date are Protective Income Manager Withdrawals, your Optimal Withdrawal Amount will never decrease below your minimum Optimal Withdrawal Amount and you may continue to withdraw that amount for the lifetime of the Covered Person (or the last surviving Covered Person, if you selected Joint Life Coverage).
The Protective Income Manager rider is designed for you to receive income. If you delay taking Protective Income Manager Withdrawals, you may shorten the period during which you may take such withdrawals due to life expectancy, so you may be paying for a benefit you are not using. Please consult your sales representative regarding the appropriate time for you to begin taking Protective Income Manager Withdrawals.
Important Considerations
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All withdrawals, including Protective Income Manager Withdrawals, reduce your Contract Value and death benefit. Surrender charges and federal and state income taxes may apply, as well as a 10% federal additional tax if a withdrawal occurs before the Owner reaches age 59½. See “CHARGES AND DEDUCTIONS, Surrender Charge” and “TAXATION OF ANNUITIES IN GENERAL, Taxation of Withdrawals and Surrenders.”

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All withdrawals, including Protective Income Manager Withdrawals, count towards the free withdrawal amount under the Contract. However, we do not assess a surrender charge on Protective Income Manager Withdrawals, even when surrender charges would otherwise apply. See “CHARGES AND DEDUCTIONS, Surrender Charge.” Protective Income Manager Withdrawals are not subject to the minimum Contract Value limitation. See “Surrender and Withdrawals.”
Excess Withdrawals
An Excess Withdrawal is any portion of a withdrawal that, when aggregated with all prior withdrawals during that Contract Year, exceeds the Optimal Withdrawal Amount. We will not recalculate your Optimal Withdrawal Amount until the next Contract Anniversary, so any subsequent withdrawal you request that Contract Year is also an Excess Withdrawal. A withdrawal that causes the aggregate withdrawals for that Contract Year to exceed the Optimal Withdrawal Amount may include amounts that qualify as a Protective Income Manager Withdrawal as well as amounts that are deemed an Excess Withdrawal.
If you have instructed us to send you all or a portion of the Optimal Withdrawal Amount periodically, an Excess Withdrawal automatically terminates these periodic withdrawals. You may resume periodic Protective Income Manager Withdrawals beginning on the next Contract Anniversary based on the recalculated Optimal Withdrawal Amount by sending us Written Notice.
Excess withdrawals reduce your Contract Value and death benefit. Excess Withdrawals are subject to surrender charges and count towards the free withdrawal amount under the Contract, and federal and state income taxes may apply. Excess Withdrawals are subject to the minimum Contract Value limitation. See “CHARGES AND DEDUCTIONS, Surrender Charge,” “Surrender and Withdrawals,” and “TAXATION OF ANNUITIES IN GENERAL, Taxation of Withdrawals and Surrenders.”
Note: An Excess Withdrawal will cause a Reset on the next Contract Anniversary. This may result in a substantially lower Optimal Withdrawal Amount in the future, which could significantly reduce or even eliminate the value of the Protective Income Manager rider. See “Determining Your Optimal Withdrawal Amount.” You should not purchase the Protective Income Manager rider if you intend to take Excess Withdrawals.
If your Contract Value reduces to zero due to an Excess Withdrawal, we will terminate your Contract and the Protective Income Manager rider. You will not be entitled to receive any further benefits under the Protective Income Manager rider.
If you would like to make an Excess Withdrawal and are uncertain how an Excess Withdrawal will reduce your future guaranteed withdrawal amounts, then you may contact us prior to requesting the withdrawal to obtain a personalized, transaction-specific calculation showing the effect of the Excess Withdrawal.
Required Minimum Distributions
If the Protective Income Manager rider is purchased for use with a Qualified Contract, the Qualified Contract must comply with the required minimum distribution (RMD) rules under the Code Section 401(a)(9). The Protective Income Manager rider, and certain other benefits that the IRS may characterize as “other benefits” for purposes of the regulations under Code Section 401(a)(9), may increase the amount of the RMD that must be taken from your Qualified Contract. See “QUALIFIED RETIREMENT PLANS.”
We permit withdrawals from a Qualified Contract that exceed the Optimal Withdrawal Amount in order to satisfy the RMD for the Qualified Contract without compromising the Protective Income Manager guarantee. In particular, if you provide us with Written Notice of an RMD at the time you request a Protective Income Manager Withdrawal from your Qualified Contract, we will compute an amount that is treated under the Protective Income Manager rider as the RMD for the calendar year with respect to your Qualified Contract. Note that although the tax law may permit you in certain circumstances to take distributions from your Qualified Contract to satisfy the RMDs with respect to other retirement plans established for your benefit, only the amount computed by us as the RMD with respect to your Qualified Contract is treated as an RMD for purposes of the Protective Income Manager rider. Also, if you do not provide us with Written Notice of an RMD at the time you request a Protective Income Manager Withdrawal, the entire amount by which the withdrawal exceeds any remaining Optimal Withdrawal Amount for the Contract Year will reduce the amount of your future Optimal Withdrawal Amount and could reduce or eliminate the benefit under the Protective Income Manager rider.
In the future, we may institute certain procedures, including requiring that the RMD be established as automatic, periodic distributions, in order to ensure that RMDs for a calendar year do not exceed the Optimal Withdrawal Amount for the corresponding Contract Year.
In general, under the Protective Income Manager rider, you may withdraw the greater of  (i) your Optimal Withdrawal Amount for a Contract Year or (ii) the RMD attributable to your Contract that is determined as of December 31st immediately preceding the beginning of your Contract Year.
Note: If you begin taking Protective Income Manager Withdrawals before the first RMD under Code Section 401(a)(9) is due, we may adjust the amount of your maximum Protective Income Manager Withdrawal for the Contract Year that includes the due date for the first RMD so that the maximum amount of your withdrawal under the Protective Income Manager rider will be the greater of your first RMD or Optimal Withdrawal Amount plus the greater of your second RMD or Optimal Withdrawal Amount minus your actual withdrawals in the previous Contract Year. Thereafter, the maximum allowed is the greater of the Optimal Withdrawal Amount or the RMD determined as of the preceding December 31st.
Reduction of Contract Value to Zero
If your Contract Value is reduced to zero due to poor Sub-Account performance, the deduction of fees, and/or a Protective Income Manager Withdrawal, we will terminate your rider and settle the benefit under your Protective Income Manager rider as follows:
•
We will pay any remaining Optimal Withdrawal Amount in accordance with your instructions until the Contract Anniversary following the date of the transaction that reduced the Contract Value to zero;

•
We will establish an Annuity Date that is the Contract Anniversary following the date of the transaction that reduced the Contract Value to zero;

•
We will continue to recalculate your Optimal Withdrawal Amount on each Contract Anniversary until the earlier of the death of the Covered Person (or last surviving Covered Person if Joint Life Coverage was selected) or the Maximum Annuity Date. As described above under “Determining your Optimal Withdrawal Amount,” your Optimal Withdrawal Amount on each Contract Anniversary is equal to your Contract Value multiplied by the Protective Income Manager Payment Factor. However, your Optimal Withdrawal Amount for any Contract Year will not be less than 90% of the Optimal Withdrawal Amount for the prior Contract Year. Because the Contract Value is $0, your Optimal Withdrawal Amount will decrease by 10% in each successive Contract Year until it reaches the minimum Optimal Withdrawal Amount.

•
If a Covered Person (or last surviving Covered Person if Joint Life Coverage was selected) is alive on the Maximum Annuity Date, then you will begin receiving Protected Lifetime Payments as described below under “Benefit Available on Maximum Annuity Date (Oldest Owner’s or Annuitant’s 95th Birthday).”

•
If Single Life Coverage was selected and the Covered Person dies, no further payments (i.e., the Optimal Withdrawal Amount or the Protected Lifetime Payment Amount, as applicable) are payable. If Joint Life Coverage was selected and one Covered Person dies, the remaining payments (i.e., the Optimal Withdrawal Amount or the Protected Lifetime Payment Amount, as applicable) will be made at least as rapidly as they were made prior to the death of the first Covered Person.

If you request a surrender and your Contract Value at the time of the request is less than your remaining Optimal Withdrawal Amount for that Contract Year, we will pay you a lump sum equal to such remaining Optimal Withdrawal Amount. As with any distribution from the Contract, there may be tax consequences. In this regard, we intend to treat any amounts that you receive after the Contract Value is reduced to zero due to poor Sub-Account performance, the deduction of fees, and/or a Protective Income Manager Withdrawal as annuity payments for tax purposes. See “TAXATION OF ANNUITIES IN GENERAL.”
If your Contract Value reduces to zero due to an Excess Withdrawal, we will terminate your Contract and the Protective Income Manager rider. You will not be entitled to receive any further benefits under the Protective Income Manager rider.
Benefit Available on Maximum Annuity Date (Oldest Owner’s or Annuitant’s 95th Birthday)
The Protective Income Manager rider will terminate on the Annuity Date, whether or not you have begun your Protective Income Manager Withdrawals. You must annuitize the Contract no later than the Maximum Annuity Date.
If your Protective Income Manager rider is in effect on the Maximum Annuity Date, in addition to other Annuity Options available to you under your Contract (see “ANNUITY PAYMENTS, Annuity Options”), one of your Annuity Options will be the Protective Income Manager rider’s Protected Lifetime Payment Annuity Option. This option provides fixed monthly annuity payments for the life of the Covered Person (or last surviving Covered Person if Joint Life Coverage was selected), as follows:
1.
If no Reset Date has occurred under the Protective Income Manager rider, then each Protected Lifetime Payment will be equal to your minimum Optimal Withdrawal Amount divided by 12.

2.
If any Reset Date has occurred under the Protective Income Manager rider because you have taken one or more Excess Withdrawals, then each Protected Lifetime Payment will be equal to the lesser of: (a) your minimum

Optimal Withdrawal Amount, divided by 12; or (b) the minimum Optimal Withdrawal Amount calculated on the most recent Reset Date, divided by 12.
If you do not select an Annuity Option, your monthly annuity payments will be the greater of  (i) the Protected Lifetime Payments described above; or (ii) payments based upon the Contract Value for the life of the Annuitant with a 10-year Certain Period. We must receive Written Notice of your election of such annuity payments at least three days but no earlier than 90 days before the Maximum Annuity Date. For more information regarding Annuity Options, including Certain Period options, see “ANNUITY PAYMENTS, Annuity Options.”
Important Considerations. Please consult your financial adviser to discuss whether to elect the rider’s Protected Lifetime Payment Annuity Option or one of the other Annuity Options available on the Maximum Annuity Date. Among other things, you should consider the amount of the payments you would receive under each available option, your tax situation, whether you want variable or fixed payments, your need for income over the life of one or two individuals, and whether you desire to leave any benefit to your Beneficiary(ies).
Death of a Covered Person Before the Annuity Date
If there is one Covered Person and he or she dies before the Annuity Date, the Protective Income Manager rider terminates upon the Covered Person’s death. If there are two Covered Persons and one dies before the Annuity Date, we will continue the Contract and the Protective Income Manager rider and continue to calculate the Optimal Withdrawal Amount as if no death had occurred so long as the Contract is not terminated by the surviving spouse. See “Death Benefit.”
Protective Income Manager Fee
We deduct a monthly fee for the Protective Income Manager rider that compensates us for the costs and risks we assume in providing this benefit. The fee is a percentage of the greatest of:
a.
the Contract Value on each Monthly Anniversary Date;

b.
the Contract Value on the later of the Rider Issue Date or the most recent Reset Date; or

c.
the sum of all Purchase Payments received (including your initial Purchase Payment), less any Excess Withdrawals made, during the 120-day period following the Rider Issue Date.

The percentage is currently 1.20% (1.30% under RightTime) on an annual basis.
We calculate the monthly Protective Income Manager fee on each Monthly Anniversary Date following the Rider Issue Date, and continue to calculate the fee monthly through the Annuity Date. We deduct the fee on the following Valuation Date from the Sub-Accounts of the Variable Account only. The fee is not deducted from the assets in the DCA Account. The monthly fee is deducted from the Sub-Accounts in the same proportion that the value of each Sub-Account bears to the total Contract Value in the Variable Account on that date. Accordingly, you must have transferred some assets from your DCA Account to one or more Sub-Accounts in accordance with our Allocation Guidelines and Restrictions before the fee is charged. We treat the deduction of the monthly fee as a withdrawal, but we will not reduce any free surrender amount available under the Contract, and we will not treat the deduction as an Excess Withdrawal under the rider.
We reserve the right to increase the Protective Income Manager fee if, in our sole discretion, the increase is necessary or appropriate to cover the costs Protective Life incurs to mitigate the risks associated with offering the rider. The fee will never exceed 2.00% (2.20% under RightTime) on an annual basis, however. If we increase the Protective Income Manager fee, we will give you at least 30 days’ written notice prior to the increase which notice will identify the date the increase in the Protective Income Manager Fee will take place and provide instructions on how to accept or decline the increase. You may elect not to pay the increase in your Protective Income Manager fee. We must receive your Written Notice declining the increase before the end of the Valuation Period during which the new Protective Income Manager fee becomes effective. If you elect not to pay an increase in your Protective Income Manager Fee, then we will “lock in” your most recent Protective Income Manager Payment Factor and will use this factor when we calculate your Optimal Withdrawal Amount on all future Contract Anniversaries. Your Protective Income Manager Payment Factor will never change, even if there is a Reset following the date you elect not to pay the fee increase. This could ultimately mean a significant reduction in your future Optimal Withdrawal Amount because the Protective Income Manager Payment Factors are designed to increase each year.
You should carefully consider whether or not it is in your best interest to decline an increase in the Protective Income Manager fee.
Terminating the Protective Income Manager Rider
We will terminate the Protective Income Manager rider upon the earliest of:
the Valuation Date you terminate the Protective Income Manager rider (permitted after the Protective Income Manager rider has been in effect for at least ten years);

•
the Valuation Date the Contract is surrendered or terminated;

•
the Valuation Date your Contract Value reduces to zero due to an Excess Withdrawal;

•
the Valuation Date your Contract Value reduces to zero due to poor Sub-Account performance, the deduction of fees, and/or a Protective Income Manager Withdrawal (subject to our obligation to make monthly payments to you, as set forth above under “Reduction of Contract Value to Zero”);

•
the Valuation Date we receive instructions from you that results in a change in Covered Person(s);

•
for a Protective Income Manager rider with one Covered Person, the date of the Covered Person’s death before the Annuity Date (even if the surviving spouse of the deceased Covered Person elects to continue the Contract);

•
for a Protective Income Manager rider with two Covered Persons, the date of death of the last surviving Covered Person before the Annuity Date;

•
the Annuity Date (subject to any obligation we may have to make Protected Lifetime Payments to you, as set forth above under “Protected Lifetime Payments Available on Maximum Annuity Date (Oldest Owner’s or Annuitant’s 95th Birthday)”); or

•
the Valuation Date we receive instructions that are not in compliance with our Allocation Guidelines and Restrictions for Protected Lifetime Income Benefits.

Deduction of the monthly fee for the Protective Income Manager rider ceases upon termination. We will not refund the Protective Income Manager fees you have paid if the Protective Income Manager rider terminates for any reason. If the Protective Income Manager rider terminates, you may not reinstate it or purchase a new rider except as described below under “Reinstating the Protective Income Manager rider within 30 Days of Termination.”
Reinstating the Protective Income Manager rider within 30 Days of Termination
If your Protective Income Manager rider terminated due to a Prohibited Allocation instruction (see “Allocation Guidelines and Restrictions for Protected Lifetime Income Benefits”), you may request that we reinstate the rider.
Your written reinstatement request must correct the previous Prohibited Allocation instruction by either directing us to allocate your Contract Value and/or resume portfolio rebalancing in accordance with our Allocation Guidelines and Restrictions for Protected Lifetime Income Benefits. We must receive your written reinstatement request within 30 days of the date the rider terminated. The reinstated rider will have the same terms and conditions, including the same Rider Issue Date, Optimal Withdrawal Amount, and Protective Income Manager fee as it had prior to termination. We will deduct any fees and make any other adjustments that were scheduled during the period of termination so that after the reinstatement, the Protective Income Manager rider will be as though the termination never occurred.
Tax Consequences
Treatment of Civil Unions and Domestic Partners.   If state law affords legal recognition to domestic partnerships or civil unions, the Rider will treat individuals who are in a bona fide civil union or domestic partnership as married and spouses for purposes of the Rider. However, as described above in “Death Benefit — Continuation of the Contract by a Surviving Spouse,” for federal tax law purposes such individuals are not treated as “spouses.” In addition, if the Owner and the Beneficiary are no longer married as of the date of death, such individuals are no longer treated as “spouses” for federal tax law purposes. As a result, if a beneficiary of a deceased owner and the owner were parties to a civil union or domestic partnership, or if the Beneficiary and the deceased Owner were no longer married as of the date of death, the beneficiary will be required by federal tax law to take distributions from the Contract in the manner applicable to non-spouse beneficiaries and will not be able to continue the Contract. In some circumstances, these required distributions could substantially reduce or eliminate the Protective Income Manager rider benefit while the surviving Beneficiary is still alive.
An individual who is a party to a civil union or a domestic partnership should not purchase the Protective Income Manager rider before consulting legal and financial advisors and carefully evaluating whether the Protective Income Manager rider is suitable for his or her needs.
	Other Tax Matters. For a general discussion of tax consequences specific to the Protective Income Manager rider, see “TAXATION OF ANNUITIES IN GENERAL, Tax Consequences of Protected Lifetime Income Benefits” and “QUALIFIED RETIREMENT PLANS, Protected Lifetime Income Benefits.
Benefits Limitation [Table Text Block]
•
No longer available for purchase

•
Benefit limits available Investment Options

•
No Purchase Payments 120 days after Rider Issue Date

•
Only the Return of Purchase Payments Death Benefit is available.

•
Excess Withdrawals may significantly reduce or eliminate value of benefit

•
Available to Contract Owners age 60 to 80.

Limitations, Restrictions, and Risks of Benefit [Text Block]
ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS
In order to maintain the SecurePay 5 rider or the Protective Income Manager rider, you must allocate your Purchase Payments and Contract Value in accordance with the Allocation Guidelines and Restrictions that we have established. The Allocation Guidelines and Restrictions are designed to limit our risk under these riders.
Specifically, you must: (1) allocate all of your Purchase Payments and Contract Value in accordance with the Allocation by Investment Category guidelines (described below), (2) allocate all of your Purchase Payments and Contract Value in accordance with one of the three eligible Benefit Allocation Model Portfolios (described below) or (3) allocate all of your Purchase Payments and Contract Value to one of the permissible single investment options. All of the investment options available under the Allocation Guidelines and Restrictions are described below. You may also allocate your Purchase Payments to the dollar cost averaging (“DCA”) Account(s), provided that transfers from the DCA Account are allocated to the Sub-Accounts in accordance with the Allocation Guidelines and Restrictions described above.
Note: The Allocation Guidelines and Restrictions, as well as the inclusion of Funds that employ volatility management strategies in the Investment Options available under your Contract, are intended in part to reduce risks of investment losses that would require us to use our own assets to make payments in connection with the guarantees provided by the SecurePay 5 rider and the Protective Income Manager rider. The Allocation Guidelines and Restrictions, and the inclusion of Funds that employ volatility management strategies are designed to reduce the overall volatility of your Contract Value. During rising markets, the Allocation Guidelines and Restrictions and the Funds that employ volatility management strategies could cause Contract Value to rise less than would have been the case had you been invested in Funds with more aggressive investment strategies. Conversely, investing according to the Allocation Guidelines and Restrictions, and in Funds that employ volatility management strategies, may be helpful in a declining market when high market volatility triggers a reduction in the Funds’ equity exposure, because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your Contract Value may decline less than would have been the case had you not been invested in a Fund or Funds that feature volatility management strategies.
There is no guarantee that the Allocation Guidelines and Restrictions, or Funds with volatility management strategies, can limit volatility in your investment portfolio, and you may lose principal.
To the extent that the Allocation Guidelines and Restrictions and the Funds with managed volatility strategies are successful in reducing overall volatility, we will benefit from a reduction of the risk arising from our guarantee obligations under the riders and we will have less risk to hedge under the riders than would be the case if Owners did not invest in accordance with the Allocation Guidelines and Restrictions and in the Funds with managed volatility strategies. The Allocation Guidelines and Restrictions and investment in Funds with managed volatility strategies may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if they are consistent with your investment objectives.
NOTE: You may not allocate any of your Purchase Payments or Contract Value to the Fixed Account.
Allocation by Investment Category.   The following Allocation by Investment Category guidelines specify the minimum and maximum percentages of your Contract Value that must be allocated to each of the four categories of Sub-Accounts listed below in order for you to remain eligible for benefits under the SecurePay5 rider or the Protective Income Manager rider (unless you are fully invested in a Benefit Allocation Model or a permissible single investment option, as described above). You can select the percentage of Contract Value to allocate to individual Sub-Accounts within each group, but the total investment for all Sub-Accounts in a group must comply with the specified minimum and maximum percentages for that group.
These Allocation by Investment Category guidelines may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if they are consistent with your investment objectives.
Allocation by Investment Category
Category 1
Minimum Allocation: 40%
Maximum Allocation: 100%
American Funds® IS The Bond Fund of America®
American Funds® IS U.S. Government Securities
Columbia Variable Portfolio — Intermediate Bond
Columbia Variable Portfolio — Limited Duration Credit
Fidelity® VIP FundsManager 20%
Fidelity® VIP Investment Grade Bond
Franklin U.S. Government Securities VIP
Goldman Sachs VIT Core Fixed Income
Invesco® V.I. Government Securities
Invesco® V.I. U.S. Government Money
Lord Abbett Series Fund - Short Duration Income
PIMCO VIT Low Duration
PIMCO VIT Short-Term
PIMCO VIT Total Return
Protective Life Dynamic Allocation Series — Conservative
Western Asset Core Plus VIT

Category 2
Minimum Allocation: 0%
Maximum Allocation: 60%
American Funds® IS Asset Allocation
American Funds® IS Capital Income Builder®
BlackRock 60/40 Target Allocation ETF V.I.
BlackRock Global Allocation V.I.
Columbia Variable Portfolio — Balanced
Columbia Variable Portfolio — Strategic Income
Fidelity® VIP Asset Manager
Fidelity® VIP Balanced
Fidelity® VIP Target Volatility
Franklin Income VIP
Franklin Strategic Income VIP
Goldman Sachs VIT Trend Driven Allocation Fund(1)
Invesc® V.I. Conservative Balanced
Invesco® V.I. Equity and Income
Invesco® V.I. Balanced-Risk Allocation(1)
Lord Abbett Series Fund - Bond Debenture
Invesco® V.I. Global Strategic Income
PIMCO VIT All Asset
PIMCO Global Diversified Allocation(1)
PIMCO VIT High Yield
PIMCO VIT Income
PIMCO VIT Long-Term U.S. Government
PIMCO VIT Real Return
Protective Life Dynamic Allocation Series — Moderate
Templeton Global Bond VIP

(1)
The Fund includes a volatility management strategy as part of the Fund’s investment objective and/or principal investment strategy. (See “Allocation Guidelines and Restrictions for Protected Lifetime Income Benefits.”)

Category 3
Minimum Allocation: 0%
Maximum Allocation: 25%
AB VPS Large Cap Growth
AB VPS Relative Value
American Funds® IS Washington Mutual Investors FundSM
American Funds® IS Global Growth
American Funds® IS Growth
American Funds® IS Capital World Growth and Income Fund®
American Funds® IS Growth-Income
ClearBridge Variable Dividend Strategy
ClearBridge Variable Large Cap Growth
Fidelity® VIP Contrafund®
Fidelity® VIP FundsManager 85%
Fidelity® VIP Health Care
Fidelity® VIP Index 500
Fidelity® VIP Mid Cap
Franklin Mutual Global Discovery VIP
Franklin Mutual Shares VIP
Franklin Rising Dividends VIP
Goldman Sachs VIT Strategic Growth
Invesco® V.I. American Value
Invesco® V.I. Comstock
Invesco® V.I. Growth and Income
Invesco® V.I. EQV International Equity
Lord Abbett Series Fund - Dividend Growth
Lord Abbett Series Fund - Fundamental Equity
Invesc® V.I. Capital Appreciation
Invesco® V.I. Main Street Fund®
Protective Life Dynamic Allocation Series — Growth
T. Rowe Price® Blue Chip Growth
T. Rowe Price® Health Sciences

Category 4
No Allocation Permitted if SecurePay 5
or Protective Income Manager is Selected
AB VPS Small Cap Growth
AB VPS Discovery Value
American Funds® IS Global Small Capitalization
American Funds® IS International
American Funds® IS New World Fund®
ClearBridge Variable Mid Cap
ClearBridge Variable Small Cap Growth
Columbia Variable Portfolio — Select Mid Cap Value
Fidelity® VIP Energy
Franklin DynaTech VIP
Franklin Small Cap Value VIP
Franklin Small-Mid Cap Growth VIP
Goldman Sachs VIT Mid Cap Growth
Goldman Sachs VIT Mid Cap Value
Goldman Sachs International Equity Insights
Goldman Sachs VIT Small Cap Equity Insights
Invesco® V.I. Global Real Estate
Invesco® V.I. Main Street Small Cap Fund®
Invesco® V.I. Discovery Mid Cap Growth
Invesco® V.I. Small Cap Equity
Lord Abbett Series Fund - Growth Opportunities
Lord Abbett Series Fund - Mid Cap Stock
Invesco® V.I. Global
Royce Capital Small-Cap
Templeton Developing Markets VIP
Templeton Foreign VIP
Templeton Growth VIP

The Benefit Allocation Model Portfolios.   Each of the Model Portfolios except the Growth Focus model will satisfy our Allocation Guidelines and Restrictions (the “Benefit Allocation Model Portfolios”). See “Asset Allocation Model Portfolios.”
In general, the investment strategies employed by the Benefit Allocation Model Portfolios all include allocations that focus on conservative, high quality bond funds, that combine bond funds and blended stock funds, or that emphasize blended stock funds while including a significant weighting of bond funds. Each of these allocation models seeks to provide income and/or capital appreciation while avoiding excessive risk. If you are seeking a more aggressive growth strategy, the Benefit Allocation Model Portfolios are probably not appropriate for you.
The Benefit Allocation Model Portfolios may include Funds that employ volatility management strategies. For more information on how Funds with volatility management strategies may affect your Contract Value, and how such Funds may benefit us, see “ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS” above.
If you allocate your Purchase Payments and Contract Value in accordance with one of the eligible Benefit Allocation Model Portfolios, we will allocate your Purchase Payments and transfers out of the DCA Accounts, as the case may be, in accordance with the Benefit Allocation Model Portfolio you selected. Although you may allocate all or part of your Purchase Payments and Contract Value to a Benefit Allocation Model Portfolio, you may only select one Benefit Allocation Model Portfolio at a time. You may, however, change your Benefit Allocation Model Portfolio selection provided the new portfolio is one specifically permitted for use with the SecurePay 5 rider or the Protective Income Manager rider.
Other asset allocation model portfolios composed of underlying Sub-Accounts made available from time to time as Investment Options under your Contract may also satisfy our Allocation Guidelines and Restrictions. For more information on the Allocation Guidelines and Restrictions applicable to available Portfolio Company Models, contact your financial adviser
Permissible Single Investment Options.   You may also satisfy the Allocation Guidelines and Restrictions by allocating 100% of your Purchase Payments and Contract Value to one of the following permissible single investment options:
•
Protective Life Dynamic Allocation Series — Conservative Portfolio

•
Protective Life Dynamic Allocation Series — Moderate Portfolio

If more than one single investment option is available, you must allocate your Purchase Payments and Contract Value to only one of these options.
Changes to the Allocation Guidelines and Restrictions.   For purposes of the Allocation by Investment Category guidelines, we determine in our sole discretion whether a Sub-Account is classified as Category 1, Category 2, Category 3, or Category 4. We will provide you with at least five business days prior Written Notice of any changes in classification of Investment Options. We may change the list of Sub-Accounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group, or change the investment options that are or are not available to you, at any time, in our sole discretion. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under the SecurePay 5 rider or the Protective Income Manager rider.
With respect to the Benefit Allocation Model Portfolios, we determine in our sole discretion whether a Benefit Allocation Model Portfolio will continue to be available with the SecurePay rider or the Protective Income Manager rider. We may offer additional Benefit Allocation Model Portfolios or discontinue existing Benefit Allocation Model Portfolios at any time in our sole discretion. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under the SecurePay rider or the Protective Income Manager rider. We will provide you with written notice at least five business days before any changes to the Benefit Allocation Model Portfolios take effect.
We may add to, or remove from, the list of single investment options available to satisfy the Allocation Guidelines and Restrictions in our sole discretion at any time.
If you receive notice of a change to the Allocation Guidelines and Restrictions (including changes to your Benefit Allocation Model Portfolio), you are not required to take any action. We will continue to apply Purchase Payments you submit without allocation instructions, and process automatic DCA and portfolio rebalancing transfers, according to your Contract allocation established before the Allocation Guidelines and Restrictions changed. We will only apply the new Allocation Guidelines and Restrictions to additional Purchase Payments submitted with new allocation instructions or to future transfers of Contract Value (not including DCA transfers or transfers made to reallocate your Contract Value under the portfolio rebalancing program) because allocation instructions that accompany a Purchase Payment and instructions to transfer Contract Value change your current Contract allocation. This means you will not be able to make additional Purchase Payments submitted with new allocation instructions or transfers of Contract Value until your current allocation instructions meet the Allocation Guidelines and Restrictions in effect at that time (although you will still be required to participate in the portfolio rebalancing program).
Portfolio Rebalancing.   You must elect portfolio rebalancing if you select the SecurePay 5 rider or the Protective Income Manager rider. Under this program, we will “re-balance” your Variable Account value based on your allocation instructions in effect at the time of the rebalancing. You may specify rebalancing on a quarterly, semi-annual, or annual basis. If you do not specify the period, we will rebalance your Variable Account value semi-annually based on the Rider Issue Date. We will also rebalance your Variable Account value each time your Contract allocation is changed, for example, when we receive a request to transfer Contract Value (not including DCA or portfolio rebalancing transfers) or when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions. (See “Portfolio Rebalancing.”)
Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each reallocation. We reserve the right to change the rebalancing frequency, at any time if, in our sole discretion, such change is necessary or appropriate to mitigate the risks and costs Protective Life assumes in offering the riders. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.
If you terminate the rebalancing of your Variable Account value, we will consider this to be a Prohibited Allocation Instruction and we will terminate your SecurePay 5 rider or the Protective Income Manager rider (see below).
Note: Changes to the Allocation Guidelines and Restrictions, to the frequency of portfolio rebalancing or to the composition of the Model Portfolios, when and if applied to your Contract Value allocations, may negatively affect the overall performance of the Investment Options in the affected Sub-Accounts.
Prohibited Allocation Instructions.   If you instruct us to allocate Purchase Payments or Contract Value, or to take withdrawals, in a manner that is not consistent with our Allocation Guidelines and Restrictions (a “Prohibited Allocation instruction”), we will terminate your SecurePay rider or Protective Income Manager rider. For example, if you are following the Allocation by Investment Category guidelines and you provide new instructions allocating 30% of your Contract Value to the Fidelity VIP Contrafund Sub-Account, we will consider this to be a Prohibited Allocation Instruction because the maximum allocation you may make to the Sub-Accounts in Category 3 is 25% of your Contract Value.
For purposes of allocating your Purchase Payments and Contract Value a Prohibited Allocation instruction includes:
a.
allocating a Purchase Payment so that the allocation of your Contract Value following the Purchase Payment is inconsistent with the Allocation Guidelines and Restrictions;

b.
directing a dollar cost averaging transfer so that the allocation of your Contract Value following the transfer is inconsistent with the Allocation Guidelines and Restrictions;

c.
transferring any Contract Value so that the allocation of your Contract Value following the transfer is inconsistent with the Allocation Guidelines and Restrictions;

d.
deducting the proceeds of a withdrawal from an Investment Option so that the allocation of your Contract Value following the withdrawal is inconsistent with the Allocation Guidelines and Restrictions; or

e.
terminating the rebalancing of your Contract Value.

If we terminate your SecurePay 5 rider or Protective Income Manager rider due to a Prohibited Allocation instruction, you may reinstate the rider subject to certain conditions. See “Reinstating Your SecurePay 5 Rider Within 30 Days of Termination” or “Reinstating the Protective Income Manager Rider Within 30 Days of Termination,” as applicable.

Return of Purchase Payments Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Return of Purchase Payments Death Benefit
Purpose of Benefit [Text Block]
Equal to the greatest of:
1.
the Contract Value, or

2.
the aggregate Purchase Payments less an adjustment for each withdrawal (adjustment for each withdrawal is the amount that reduces the Return of Purchase Payments Death Benefit at the time of the withdrawal in the same proportion that the amount withdrawn, including any associated surrender charges, reduces the Contract Value.)

Standard Benefit Expense, Maximum [Dollars]	$ 0
Name of Benefit [Text Block]	Return of Purchase Payments Death Benefit
Benefit Standard or Optional [Text Block]	Standard
Operation of Benefit [Text Block]
Return of Purchase Payments Death Benefit
The Return of Purchase Payments Death Benefit will equal the greater of  (1) the Contract Value, or (2) the aggregate Purchase Payments less an adjustment for each withdrawal (including a withdrawal made under the SecurePay 5 rider or the Protective Income Manager rider); provided, however, that the Return of Purchase Payments Death Benefit will never be more than the Contract Value plus $1,000,000. The adjustment for each withdrawal in item (2) is the amount that reduces the Return of Purchase Payments Death Benefit at the time of the withdrawal in the same proportion that the amount withdrawn, including any associated surrender charges, reduces the Contract Value. If the value of the Return of Purchase Payments Death Benefit is greater than the Contract Value at the time of the withdrawal, the downward adjustment to the death benefit will be larger than the amount withdrawn. See Appendix A for an example of the calculation of the Return of Purchase Payments Death Benefit.
Suspension of Return of Purchase Payments Death Benefit.   For a period of one year after any change of ownership involving a natural person, the death benefit will equal the Contract Value. During the one-year suspension period, we will continue to calculate the Return of Purchase Payments Death Benefit; however, if any Owner dies during this period we will only pay the Contract Value as of the end of the Valuation Period during which we receive Due Proof of Death at our Administrative Office. If death occurs after the one-year period has ended, we will include Purchase Payments received and withdrawals made during the one-year suspension when calculating the Return of Purchase Payments Death Benefit.

Benefits Limitation [Table Text Block]	• Death Benefit will never be more than the Contract Value plus $1,000,000.
SecurePay 5 Rider at Contract Purchase [Member]
Prospectus:
Optional Benefits Minimum [Percent]	1.20%	[19]
Optional Benefits Maximum [Percent]	2.00%	[19]
Optional Benefits Footnotes [Text Block]	As an annualized percentage of the Benefit Base on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date following election of the rider.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%	[17],[20],[21]
Name of Benefit [Text Block]	SecurePay 5 rider
Purpose of Benefit [Text Block]	Provides an Annual Withdrawal Amount that is guaranteed for life, even if Contract Value is reduced to zero.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%	[22]
Standard Benefit Expense, Footnotes [Text Block]	Fee is calculated as an annualized percentage of the Benefit Base.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%	[17],[20],[21]
Name of Benefit [Text Block]	SecurePay 5 rider
Operation of Benefit [Text Block]
THE SECUREPAY 5 RIDER
In general, the SecurePay 5 rider guarantees the right to make withdrawals (“SecurePay Withdrawals”) based upon the value of a protected lifetime income benefit base (“Benefit Base”) that will remain fixed if your Contract Value has declined due to poor market performance, provided you comply with the terms and conditions of the rider. Withdrawals from your Contract before the Benefit Election Date, and Excess Withdrawals on or after the Benefit Election Date, reduce the Benefit Base. (For more information regarding the effect of withdrawals and Excess Withdrawals on the Benefit Base, see “Calculating the Benefit Base Before the Benefit Election Date” and “Calculating the Benefit Base On or After the Benefit Election Date.”) In order to maintain your SecurePay 5 rider, you must allocate Purchase Payments and Contract Value in accordance with specific Allocation Guidelines and Restrictions that are designed to limit our risk under the rider. The SecurePay 5 rider provides for increases in your Benefit Base on your Contract Anniversary if your Contract Value has increased. SecurePay 5 also provides for potential increases in your Benefit Base of up to 5.0% each Contract Anniversary during a specified period, even if your Contract Value has not increased.
Under the SecurePay 5 rider, the Owner or Owner(s) may designate certain persons as “Covered Persons” under the Contract. See “Selecting Your Coverage Option.” These Covered Persons will be eligible to make SecurePay Withdrawals each Contract Year up to a specified amount — the Annual Withdrawal Amount (“AWA”) — during the life of the Covered Person(s). Annual aggregate withdrawals that exceed the AWA will result in a reduction of rider benefits (and may even significantly reduce or eliminate such benefits) because we will reduce the Benefit Base and corresponding AWA. SecurePay Withdrawals are guaranteed, even if the Contract Value falls to zero after the Benefit Election Date (which is the earliest date you may begin taking SecurePay Withdrawals), if you satisfy the SecurePay rider requirements.
You may purchase the SecurePay 5 rider when you purchase your Contract, or later, under the RightTime option, provided you satisfy the rider’s age requirements. See “Purchasing the Optional SecurePay 5 Rider.”
The SecurePay 5 Rider does not guarantee Contract Value or the performance of any Investment Option.
Important Considerations
•
If you purchase the SecurePay 5 rider, your options for allocating Purchase Payments and Contract Value are restricted. See “Allocation Guidelines and Restrictions for Protected Lifetime Income Benefits”.

•
You may not make any additional Purchase Payments two years or more after the date the rider is issued (the “Rider Issue Date”), or on or after the Benefit Election Date, whichever comes first. Such restrictions on Purchase Payments after the Benefit Election Date or two years following the Rider Issue Date may limit the ability to increase the Benefit Base, and therefore the AWA, through higher Contract Values on Contract Anniversaries, as well as limit the ability for increase in Contract Value and death benefit values (particularly the Return of Purchase Payments Death Benefit). In most cases, if the Company receives a Purchase Payment two years or more after the Rider Issue Date or on or after the Benefit Election Date, the Company will return it to the address on file. If the amount of the Purchase Payment would be sufficient to purchase another variable annuity contract we offer, however, you will be given the option of purchasing a new contract.

•
Any change in a Covered Person following the Benefit Election Date (the “Benefit Period”), other than a spousal continuation under a Joint Life Coverage option, will cause the rider to terminate without any refund of SecurePay Fees. A change in a Covered Person includes changing and/or adding Owners, Beneficiaries, and Annuitants under your Contract.

•
On the Benefit Election Date, we will cancel any existing automatic withdrawal plan that you have established.

The ways to purchase the SecurePay 5 rider, conditions for continuation of the benefit, process for beginning SecurePay Withdrawals, and the manner in which your AWA is calculated are discussed below.
You should not purchase the SecurePay 5 rider if:
•
you expect to take annual withdrawals on or after the Benefit Election Date in excess of the AWA (“Excess Withdrawals”) because such Excess Withdrawals may significantly reduce or eliminate the value of the benefit. See “Calculating the Benefit Base On or After the Benefit Election Date, Excess Withdrawals”; or

•
you are primarily interested in maximizing the Contract’s potential for long-term accumulation rather than building a Benefit Base that will provide guaranteed withdrawals; or

•
you do not expect to take SecurePay Withdrawals (especially before the age of 95).

Appendix D demonstrates the operation of the SecurePay 5 rider using hypothetical examples. You should review Appendix D and consult your sales representative to discuss whether SecurePay 5 suits your needs.
Purchasing the Optional SecurePay 5 Rider
You may purchase the SecurePay 5 rider when you purchase your Contract, or later, under the RightTime option, provided you satisfy the rider’s age requirements. The Owner (or older Owner) or Annuitant must be age 85 or younger and the youngest Owner and Annuitant must be age 60 or older on the Rider Issue Date. Where the Owner is a corporation, partnership, company, trust, or other “non-natural person,” eligibility is determined by the age of the Annuitant.
Important Considerations:
•
You will begin paying the SecurePay Fee as of the Rider Issue Date, even if you do not begin taking SecurePay Withdrawals for many years.

•
You may not cancel the SecurePay rider during the ten years following the Rider Issue Date.

•
We do not refund any SecurePay Fees if a rider terminates for any reason or if you choose not to take SecurePay Withdrawals after the Benefit Election Date.

•
You must comply with our Allocation Guidelines and Restrictions after the Rider Issue Date (see “Allocation Guidelines and Restrictions for Protected Lifetime Income Benefits”).

•
Prior to the Benefit Election Date, you may take withdrawals according to the terms of your Contract but withdrawals will proportionally reduce the Benefit Base, and ultimately the value of the SecurePay Withdrawals available to you.

•
You (or your investment professional submitted online) must submit a SecurePay Benefit Election Form to establish the Benefit Election Date and begin taking SecurePay Withdrawals. Withdrawals taken before the Benefit Election Date are not SecurePay Withdrawals.

Allocation Guidelines and Restrictions
In order to maintain your SecurePay rider, you must allocate your Purchase Payments and Contract Value in accordance with the Allocation Guidelines and Restrictions that we have established. The Allocation Guidelines and Restrictions are designed to limit our risk under the SecurePay rider. Please see “Allocation Guidelines and Restrictions for Protected Lifetime Income Benefits.”
Designating the Covered Person(s)
The Covered Person is the person upon whose life the SecurePay rider benefit is based. You may designate one Covered Person (Single Life Coverage) or two Covered Persons (Joint Life Coverage).
•
If Single Life Coverage is elected, then the Owner will be the Covered Person (if there are two Owners, then the older Owner will be the Covered Person).

•
Joint Life Coverage may be elected if there are two Owners under the Contract who are spouses or if there is one Owner and his or her spouse is the sole Primary Beneficiary under the Contract. If Joint Life Coverage is elected, then the Owner and the Owner’s spouse will be the Covered Persons.

•
Where the Owner is a corporation, partnership, company, trust, or other “non-natural person,” the Annuitant (under Single Life Coverage) or Annuitant and Annuitant’s spouse who is the sole primary beneficiary (under Joint Life Coverage) will be the Covered Person(s).

•
The Covered Person (or, if Joint Life Coverage is selected, one of the two Covered Persons) must be designated as the Annuitant under the Contract as of the Benefit Election Date.

Note: A change of Covered Persons after the Benefit Election Date will cause your SecurePay rider to terminate and any scheduled SecurePay Withdrawals to cease. If you remove a Covered Person (which may occur, for example, if you remove a spouse Beneficiary or add additional Primary Beneficiaries or change the Owner or Annuitant), or if you add a Covered Person (which may occur, for example, if you add a spouse as a sole Primary Beneficiary), then this would constitute a change of Covered Persons. If we terminate your rider due to a change in Covered Person, you may reinstate the rider subject to certain conditions. See “Reinstating Your SecurePay Rider Within 30 Days of Termination.” In addition, whether a spouse continues the Contract could affect the rights and benefits under the SecurePay rider and could have tax consequences. (See “Spousal Continuation” and “Tax Consequences — Treatment of Civil Unions, Domestic Partners, and Divorce.”)
Selecting Your Coverage Option.   If both Owners of the Contract are spouses, or if there is one Owner and a spouse who is the sole Primary Beneficiary, you must indicate on the SecurePay Benefit Election Form whether there will be one or two Covered Persons. Please pay careful attention to this designation, as it will impact the Maximum Withdrawal Percentage and whether the SecurePay Withdrawals will continue for the life of the surviving spouse. The various coverage options are illustrated in the following table:
	Single Life Coverage	Joint Life Coverage
Single Owner/Non-spouse Beneficiary	Covered Person is the Owner. SecurePay rider expires upon death of Covered Person following the Benefit Election Date.	Not applicable.
Single Owner/Spouse Beneficiary	Covered Person is the Owner. SecurePay rider expires upon death of Covered Person following the Benefit Election Date. Upon death of Covered Person following the Benefit Election Date, the surviving spouse may purchase a new SecurePay 5 rider if he or she continues the Contract under the spousal continuation provisions and certain conditions are met. See, “Continuation of the Contract by a Surviving Spouse.”	Both are Covered Persons. SecurePay rider expires upon death of last surviving Covered Person following the Benefit Election Date.
Joint Owner/Non-spouse 2nd Owner	Covered Person is older Owner. SecurePay rider expires upon death of Covered Person following the Benefit Election Date.	Not applicable.
Joint Owner/ Spouse 2ndOwner	Covered Person is older Owner. SecurePay rider expires upon death of Covered Person following the Benefit Election Date. Upon death of older Owner, the surviving spouse may purchase a new SecurePay 5 rider if he or she continues the Contract under the spousal continuation provisions and certain conditions are met. See, “Continuation of the Contract by a Surviving Spouse.”	Both are Covered Persons. SecurePay rider expires upon death of last surviving Covered Person following the Benefit Election Date.
Changing Beneficiaries — Single Owner with Joint Life Coverage.   After selecting Joint Life Coverage, a single Owner may decide to remove a spouse Beneficiary or add additional Primary Beneficiaries. This would constitute a change of Covered Persons after the Benefit Election Date, and upon notification of the change, we will terminate the SecurePay rider. If we terminate your rider due to a change in Covered Person, you may reinstate the rider subject to certain conditions. See “Reinstating Your SecurePay Rider Within 30 Days of Termination.” In addition, whether a spouse continues the Contract could affect the rights and benefits under the SecurePay rider and could have tax consequences. (See “Spousal Continuation” and “Tax Consequences — Treatment of Civil Unions, Domestic Partners, and Divorce.”)
Beginning Your SecurePay Withdrawals

You (or your investment professional submitted online) must submit a completed SecurePay Benefit Election Form to our Administrative Office to establish the Benefit Election Date and begin taking SecurePay Withdrawals under the rider.
•
Even though your SecurePay 5 rider is in effect as of the Rider Issue Date and we begin the SecurePay Fee deductions on that date, any withdrawals made before we receive your SecurePay Benefit Election Form will not qualify as SecurePay Withdrawals.
You should carefully consider when to establish the Benefit Election Date and begin taking SecurePay Withdrawals.

•
All Contract withdrawals taken on or after the Benefit Election Date are considered either SecurePay Withdrawals or Excess Withdrawals and are subject to the Annual Withdrawal Amount.

•
You may not make additional Purchase Payments two years or more after the Rider Issue Date, or on or after the Benefit Election Date, whichever comes first. In most cases, if the Company receives a Purchase Payment on or after the Benefit Election Date, the Company will return it to the address on file. If the amount of the Purchase Payment would be sufficient to purchase another variable annuity contract we offer, however, you will be given the option of purchasing a new contract.

•
We do not calculate the “roll-up” feature of the SecurePay 5 rider — the SecurePay Rollup Value — on or after the Benefit Election Date. See “Calculating the Benefit Base Before the Benefit Election Date” and “Calculating the Benefit Base On or After the Benefit Election Date.”

•
You may limit the value of the benefit if you begin taking SecurePay Withdrawals too soon. For example, SecurePay Withdrawals reduce your Contract Value (but not the Benefit Base) and may limit the potential for increasing the Benefit Base through higher Contract Values on Contract Anniversaries. Also, if your Benefit Election Date is within the two years of the Rider Issue Date, you will shorten the period of time during which you could increase your Benefit Base because you may not make additional Purchase Payments on or after the Benefit Election Date.

•
Conversely, if you delay establishing the Benefit Election Date, you may shorten the Benefit Period due to life expectancy, thereby limiting the time during which you may take SecurePay Withdrawals, so you may be paying for a benefit you are not using.

Please consult your investment professional regarding the appropriate time for you to establish the Benefit Election Date and begin taking SecurePay Withdrawals.
Important Considerations
•
All withdrawals, including SecurePay Withdrawals, reduce your Contract Value and death benefit. Surrender charges and federal and state income taxes may apply, as well as a 10% federal additional tax if a withdrawal occurs before the Owner reaches age 59½. See “CHARGES AND DEDUCTIONS, Surrender Charge” and “TAXATION OF ANNUITIES IN GENERAL, Taxation of Withdrawals and Surrenders.”

•
All withdrawals, including SecurePay Withdrawals, count towards the free withdrawal amount under the Contract. However, we do not assess the surrender charge on SecurePay Withdrawals, even when surrender charges would apply if the withdrawal was not a SecurePay Withdrawal. We do impose a surrender charge on Excess Withdrawals and Excess Withdrawals are subject to the minimum Contract Value limitation. See “CHARGES AND DEDUCTIONS, Surrender Charge,” “Surrenders and Withdrawals, Withdrawals,” and “Taxation of Withdrawals and Surrenders.”

The SecurePay rider is designed for you to take SecurePay Withdrawals each Contract Year. SecurePay Withdrawals are aggregate withdrawals during any Contract Year on or after the Benefit Election Date that do not exceed the Annual Withdrawal Amount. Aggregate withdrawals during any Contract Year on or after the Benefit Election Date that exceed the Annual Withdrawal Amount are “Excess Withdrawals.” You should not purchase the SecurePay 5 rider if you intend to take Excess Withdrawals.
•
Excess Withdrawals could reduce your Benefit Base by substantially more than the actual amount of the withdrawal (described below).

•
Excess Withdrawals may result in a significantly lower AWA in the future.

•
Excess Withdrawals may significantly reduce or eliminate the value of the SecurePay benefit.

If you would like to make an Excess Withdrawal and are uncertain how an Excess Withdrawal will reduce your future guaranteed withdrawal amounts, then you may contact us prior to requesting the withdrawal to obtain a personalized, transaction-specific calculation showing the effect of the Excess Withdrawal.
Rate Sheet Prospectus Supplement Information
The Rate Sheet Prospectus Supplement contains the Maximum Withdrawal Percentage(s), the applicable roll-up percentage, and the current fee for the SecurePay 5 rider applicable to Contracts applied for while that Rate Sheet Prospectus Supplement remains in effect (the “Effective Period”). The Effective Period is described in each Rate Sheet Prospectus Supplement. See “Maximum Withdrawal Percentage”.
In order for us to use the percentages and fees in any particular Rate Sheet Prospectus Supplement, your necessary application information must be signed during it’s Effective Period. We must receive your necessary application information and payment of at least the minimum initial Purchase Payment ($5,000) within ten calendar days of the end of the Effective Period. If you plan to pay the initial Purchase Payment by exchanging another annuity contract that you own, we must receive your necessary application information within ten calendar days of the end of the Effective Period and the exchanged amount within 90 calendar days of the end of the Effective Period. If those conditions (the “Rate Sheet Eligibility Conditions”) are met, or if the then current Rate Sheet Prospectus Supplement percentages and fees are identical to those set forth in the Rate Sheet Prospectus Supplement attached to your prospectus, we will follow our established procedures for issuing the Contract. See “Issuance of a Contract.”
If any of these conditions are not met, we will consider your application not to be in Good Order. In that case, we will inform your financial adviser and request instructions as whether to apply the initial Purchase Payment and issue the Contract with the percentages and fees in effect under the current Rate Sheet Prospectus Supplement or cancel the application and return your Purchase Payment. If your financial adviser instructs us to issue the Contract, we will provide you with the Rate Sheet Prospectus Supplement that applies to your Contract and an amendment to your application upon delivery of the Contract. If we are unable to contact your financial adviser within five business days after we determine the application is not in Good Order, we will return your Purchase Payment. You, or your financial adviser may also instruct us to issue the Contract without the SecurePay 5 rider. Once we receive both the necessary application information and at least the minimum initial Purchase Payment, we will follow our established procedures for issuing the Contract.
If any of the Rate Sheet Eligibility Conditions are not met because of reasons reasonably beyond your control, Protective Life may, in its sole discretion, modify, terminate, suspend or waive the Rate Sheet Eligibility Conditions on such terms and conditions as it deems advisable (each a “Rate Sheet Eligibility Condition Change”). Any such Rate Sheet Eligibility Condition Change shall be effected by the Company on a basis that is not unfairly discriminatory.
Percentages and fees reflected in a Rate Sheet Prospectus Supplement with an Effective Period that does not include the date you signed your application will not apply to your Contract. You should not purchase the SecurePay 5 rider without first obtaining the applicable Rate Sheet Prospectus Supplement. Please contact us at 1-800-456-6330 to obtain the current Rate Sheet Prospectus Supplement. The current Rate Sheet Prospectus Supplement is also available online at https://protective.onlineprospectus.net/protective/ProtectiveVariableAnnuityNYIIBSeries/index.html and www.sec.gov under File Number 333-201920. No new Rate Sheet Prospectus Supplement that supersedes a prior Rate Sheet Prospectus Supplement will become effective unless written notice of effectiveness of the new Rate Sheet Prospectus Supplement is given at least 10 business days in advance. The relevant information from all superseded Rate Sheet Prospectus Supplements can be found in Appendix H to the Prospectus.
Determining the Amount of Your SecurePay Withdrawals
The AWA is the maximum amount of SecurePay Withdrawals permitted each Contract Year. We determine your initial AWA as of the end of the Valuation Period during which we receive your completed SecurePay Benefit Election Form at our Administrative Office in “good order” by multiplying your Benefit Base on that date by the “Maximum Withdrawal Percentage” applicable to your Contract and determined according to the Rate Sheet Prospectus Supplement effective when you purchase the SecurePay 5 rider. The Benefit Election form will be deemed in “good order” if it is fully and accurately completed and signed by the Owner(s) and received by us at our Administrative Office. Alternatively, your investment professional may complete the Benefit Election form online, submit electronically, and will be in good order if it is fully and accurately completed.
Maximum Withdrawal Percentage
The current Maximum Withdrawal Percentage is set forth in the Rate Sheet Prospectus Supplement attached to your prospectus. See “Rate Sheet Prospectus Supplement Information.”
Under certain circumstances, we may increase your AWA. See “SecurePay ME®: Increased AWA for Certain Medical Conditions” and “Required Minimum Distributions.” In no event will the AWA increase once the Contract Value is reduced to zero and an Annuity Date is established. (See “Reduction of Contract Value to Zero.”)
Calculating the Benefit Base Before the Benefit Election Date
The Benefit Base is used to calculate the AWA and determine the SecurePay Fee. As the Benefit Base increases, both the AWA and the amount of the SecurePay Fee increase. Your Benefit Base can never be more than $5 million.
Note: The Benefit Base is only used to calculate the AWA and the SecurePay Fee; it is not a cash value, surrender value, or death benefit, it is not available to Owners, it is not a minimum return for any Sub-Account, and it is not a guarantee of any Contract Value.
Under the SecurePay rider, your initial Benefit Base is equal to your initial Purchase Payment.
Thereafter, we increase the Benefit Base dollar-for-dollar for each Purchase Payment made within 2 years of the Rider Issue Date. We reduce the Benefit Base for each withdrawal from the Contract prior to the Benefit Period in the same proportion that each withdrawal reduces the Contract Value as of the date we process the withdrawal request.
Example: Assume your Benefit Base is $100,000, but because of poor Sub-Account performance your Contract Value has fallen to $90,000. If you make a $9,000 withdrawal, thereby reducing your Contract Value by 10% to $81,000, we would reduce your Benefit Base also by 10%, or $10,000, to $90,000.
On each Contract Anniversary following the Rider Issue Date, we also will increase the Benefit Base to equal the “SecurePay Anniversary Value” if that value is higher than the Benefit Base. On each Contract Anniversary, the “SecurePay Anniversary Value” is equal to your Contract Value on that Contract Anniversary. If we receive a withdrawal request on a Contract Anniversary, we will deduct the withdrawal from Contract Value before calculating the SecurePay Anniversary Value.
The SecurePay 5 “Roll-up”.
The SecurePay 5 rider is also designed to provide for potential increases in your Benefit Base (the “roll-up percentage”) each Contract Anniversary during a specified period (“Roll-up Period”), even if your Contract Value has not increased. The roll-up percentage applicable to your Contract is identified in the Rate Sheet Prospectus Supplement in effect when you purchase your Contract.
Your Contract Value must be at least 50% (i.e., half) of your Benefit Base to be eligible for an increase in Benefit Base equal to the “roll-up” amount (described below) on any Contract Anniversary during the Roll-up Period.
This means that when calculating the Benefit Base before the Benefit Election Date, we will recalculate your Benefit Base on each Contract Anniversary during the Roll-up Period to equal the greatest of:
1.
the Benefit Base on that Contract Anniversary;

2.
the SecurePay Anniversary Value on that Contract Anniversary; or

3.
the SecurePay Roll-up Value, which is equal to:

a.
the most recently calculated Benefit Base prior to that Contract Anniversary; plus

b.
the “roll-up” amount, which is equal to:

i.
if your Contract Value on that Contract Anniversary is at least 50% (i.e., half) of the most recently calculated Benefit Base prior to that Contract Anniversary, and the applicable roll-up percentage is 5.0%, then the roll-up amount is equal to 5.0% of the Benefit Base on the previous Contract Anniversary, reduced proportionately for withdrawals made since that anniversary. This means that we will reduce the “roll-up” amount for each withdrawal made since the previous Contract Anniversary in the same proportion that each withdrawal reduced the Contract Value as of the date we processed the withdrawal request.

We will also include Purchase Payments made within the first 120 days following the Contract Issue Date when calculating the roll-up amount on the first Contract Anniversary. For example, if your initial Purchase Payment on the Contract Issue Date is $50,000 and we receive an additional $100,000 Purchase Payment 90 days later, then assuming you do not take any withdrawals during the first Contract Year, the roll-up amount on the first Contract Anniversary will be $7,500 (($50,000 + $100,000) x 5.0%).
ii.
if your Contract Value on that Contract Anniversary is less than 50% (i.e., half) of the most recently calculated Benefit Base prior to that Contract Anniversary, then the roll-up amount is equal to $0.

We will only recalculate your Benefit Base on each Contract Anniversary during the Roll-up Period if your Contract Value is at least 50% (i.e., half) of your Benefit Base as of that Contract Anniversary. For example, if on a Contract Anniversary your Contract Value is $65,000 and the most recently calculated Benefit Base prior to that anniversary is $150,000, you will not be eligible for an increase on that anniversary equal to the “roll-up” amount because your Contract Value ($65,000) is less than 50% of your Benefit Base ($150,000 x 0.5 = $75,000).
Note: If the SecurePay Anniversary Value is consistently higher than the SecurePay Roll-up Value (because your Contract Value is generally increasing by more than the applicable roll-up percentage each Contract Year), the SecurePay Roll-up Value may never be used to increase your Benefit Base. See the Rate Sheet Prospectus Supplement in effect when you purchased your Contract for the roll-up percentage applicable to your contract.
When we calculate the SecurePay Roll-up Value on the first Contract Anniversary following the Rider Issue Date, we will apply the applicable roll-up percentage to the Benefit Base on the Rider Issue Date to determine the “roll-up” amount, and then reduce the “roll-up” amount proportionately for withdrawals made since the Rider Issue Date. We will then add the reduced “roll-up” amount to the most recently calculated Benefit Base prior to the first Contract Anniversary to determine the SecurePay Roll-up Value. The Benefit Base can never be greater than $5 million.
Example: Assume on the Rider Issue Date your Benefit Base is $100,000 and the applicable roll-up percentage is 5.0%. Three months later, assume your Contract Value is $103,000 and you take a withdrawal of  $10,300, reducing your current Contract Value to $92,700, which results in a decrease of 10% (($103,000 – $92,700)/$103,000). Because of the withdrawal, we will reduce your Benefit Base by 10% as well, to $90,000. Also assume that one month later your Contract Value increased from $92,700 to $94,000 due to favorable market performance and you do not make any additional Purchase Payments or withdrawals.
On the first Contract Anniversary, we will determine the SecurePay Roll-up Value by adding the most recently calculated Benefit Base ($90,000) to 5.0% of the Benefit Base on the previous Contract Anniversary (the Rider Issue Date), increased by any Purchase Payments made within 120 days of the Contract Issue Date and reduced proportionately for withdrawals made since that anniversary. The Benefit Base on the Rider Issue Date was $100,000, and 5.0% of  $100,000 = $5,000. However, because a withdrawal was made during the year, we will reduce this “roll-up” amount in the same proportion that the withdrawal reduced the Contract Value, which was 10%. Because 10% of the “roll-up” amount is $500, the reduced “roll-up” amount is $4,500 ($5,000 – $500). We then calculate the SecurePay Roll-up Value by adding the “roll-up” amount of  $4,500 to $90,000 (the most recently calculated Benefit Base), and determine that the SecurePay Roll-up Value is $94,500.
We will then recalculate your Benefit Base on the first Contract Anniversary to equal the greatest of:
1.
the Benefit Base on that Contract Anniversary ($90,000);

2.
the SecurePay Anniversary Value on that Contract Anniversary ($94,000); or

3.
the SecurePay Roll-up Value ($94,500)

We will set your Benefit Base equal to $94,500 because the SecurePay Roll-up Value is greater than the Benefit Base on that Contract Anniversary and the SecurePay Anniversary Value on that Contract Anniversary.
Note: Withdrawals could reduce your SecurePay Roll-up Value by substantially more than the actual amount of the withdrawal. For example, assume your Benefit Base at the beginning of the Contract Year is $100,000 and the applicable roll-up percentage is 5.0%. Assuming that you do not make any additional Purchase Payments or withdrawals and assuming your Contract Value remains at 50% or more of your Benefit Base, the SecurePay Roll-up Value on the next Contract Anniversary would be $105,000 ($100,000 + $5,000 (the 5.0% “roll-up” amount)).
Assume instead, however, that during the Contract Year you make a withdrawal of  $45,000 and your Contract Value at that time is $90,000 (i.e., the withdrawal is 50% of your Contract Value). Both the Benefit Base and the “roll-up” amount are also reduced by 50%, to $50,000 and $2,500, respectively. This would result in a SecurePay Roll-up Value of  $52,500 on the next Contract Anniversary ($50,000 + $2,500), rather than $105,000. Thus, the $45,000 withdrawal would reduce the SecurePay Roll-up Value by more than $45,000 — it would reduce it by $52,500 ($105,000 – $52,500).
The Roll-up Period begins on the Rider Issue Date and generally lasts for ten Contract Anniversaries. The Roll-up Period will end on the next Valuation Date following the 10th Contract Anniversary on which we increase your Benefit
Base to equal either the SecurePay Anniversary Value or the SecurePay Roll-up Value. This means that when determining the ten Contract Anniversaries that make up your Roll-up Period, we will not count Contract Anniversaries on which your Benefit Base does not increase.
However, your Roll-up Period will end sooner — on either the Benefit Election Date or the date the SecurePay 5 rider terminates (see “Terminating the SecurePay 5 Rider”) — if either of these dates occur while your Roll-up Period is in effect. If the Roll-up Period ends, the SecurePay 5 rider may not terminate. We will continue to assess the SecurePay Fee for the SecurePay 5 rider until the SecurePay 5 rider terminates. Also, we will only include the SecurePay Roll-up Value when calculating your Benefit Base while the Roll-up Period is in effect.
Note: This means that if the Roll-up Period ends because you have established the Benefit Election Date, we will still continue to assess the SecurePay Fee until termination of the SecurePay 5 rider. We also will assess the SecurePay Fee during times when the Roll-up Period has expired.
Note: Once you establish your Benefit Election Date, we no longer calculate the SecurePay Roll-up Value. See “Calculating the Benefit Base On or After the Benefit Election Date.” Therefore, once you reach your Benefit Election Date you will no longer receive any additional value from the “Roll-up” feature of the SecurePay 5 rider. On the other hand, delaying the Benefit Election Date may limit the time during which you may take SecurePay Withdrawals, due to life expectancy. See “Beginning Your SecurePay Withdrawals”. You should carefully weigh the advantages of the SecurePay Roll-up Value with the disadvantages of delaying taking SecurePay Withdrawals.
Calculating the Benefit Base On or After the Benefit Election Date
We continue calculating the Benefit Base after the Benefit Election Date in the same manner as we did prior to the Benefit Election Date, except withdrawals are treated differently. The effect of a withdrawal on the Benefit Base depends on whether the withdrawal is a SecurePay Withdrawal or an Excess Withdrawal. An Excess Withdrawal is any withdrawal after the Benefit Election Date which, when aggregated with all prior withdrawals during that Contract Year, exceeds the Contract Year’s Annual Withdrawal Amount.
We will not calculate the SecurePay Roll-up Value on or after the Benefit Election Date.
SecurePay Withdrawals
SecurePay Withdrawals do not reduce the Benefit Base. Therefore, if all your withdrawals during the Benefit Period are SecurePay Withdrawals, your Annual Withdrawal Amount will never decrease and you may continue to withdraw at least that amount for the lifetime of the Covered Person (or the last surviving Covered Person, if you selected Joint Life Coverage).
If your Benefit Base increases on a Contract Anniversary because the SecurePay Anniversary Value exceeds the Benefit Base on that date, your Annual Withdrawal Amount and therefore SecurePay Withdrawals available to you in subsequent Contract Years will also increase.
Important Consideration
•
SecurePay Withdrawals are not cumulative. If you choose to receive only a part of, or none of, your AWA in any given Contract Year, you should understand that you cannot carry over any unused SecurePay Withdrawals to any future Contract Years.

For example, assume your Maximum Withdrawal Percentage is 5.0% and your Benefit Base is $100,000, which means your AWA is $5,000 ($100,000 x .05). If you withdraw only $4,000 during the Contract Year, the AWA will not increase the next Contract Year by the $1,000 you did not withdraw.
We do not impose a surrender charge on any SecurePay Withdrawals.
Excess Withdrawals
During the Benefit Period any portion of a withdrawal that, when aggregated with all prior withdrawals during that Contract Year, exceeds the Annual Withdrawal Amount constitutes an Excess Withdrawal. Therefore, a withdrawal during the Benefit Period that causes the aggregate withdrawals for that Contract Year to exceed the Annual Withdrawal Amount may include amounts that qualify as a SecurePay Withdrawal as well as amounts that are Excess Withdrawals.
An Excess Withdrawal will reduce the Benefit Base. The effect of the Excess Withdrawal on the Benefit Base depends, in part, on the relationship of the Benefit Base to the Contract Value at that time.
a.
If, at the time of the Excess Withdrawal, your Contract Value minus the non-excess portion of the withdrawal (the portion of the withdrawal that qualifies as a SecurePay Withdrawal) is greater than the Benefit Base, we will reduce the Benefit Base by the amount of the Excess Withdrawal plus any applicable surrender charge.

b.
If, at the time of Excess Withdrawal, your Contract Value minus the non-excess portion of the withdrawal (the portion of the withdrawal that qualifies as a SecurePay Withdrawal) is less than or equal to the Benefit Base, we will reduce the Benefit Base in the same proportion that the Excess Withdrawal, plus any applicable surrender charge, bears to the Contract Value minus the SecurePay Withdrawal.

For example, suppose your Benefit Base is $100,000, your Maximum Withdrawal Percentage is 5.0% (i.e., your AWA is $5,000), your Contract Value is $110,000, and no surrender charges apply. If you have already taken $3,000 of SecurePay Withdrawals in the Contract Year and then request another $3,000 withdrawal you will exceed your AWA by $1,000, and we will consider $2,000 of that withdrawal to be a SecurePay Withdrawal and $1,000 to be an Excess Withdrawal. In this case, rule (a) above applies because the Contract Value less the SecurePay Withdrawal ($110,000 – $2,000 = $108,000) is greater than your Benefit Base ($100,000). We will therefore reduce your Benefit Base by the Excess Withdrawal and your new Benefit Base will be $99,000 ($100,000 – $1,000).
However, if in the example above your Contract Value is $70,000 then rule (b) applies. In this case, we determine the reduction in your Benefit Base first by determining the proportion that the Excess Withdrawal bears to the Contract Value less SecurePay Withdrawal. We calculate this by dividing the $1,000 Excess Withdrawal by the Contract Value less the $2,000 SecurePay Withdrawal ($1,000 ÷ ($70,000 – $2,000) = 1.4706%). We will then apply this same percentage to reduce your Benefit Base. Thus your new Benefit Base will be equal to $98,529 ($100,000 – ($100,000 * 0.014706)).
The examples above do not include the effect of any surrender charges that may be applicable.
We will recalculate the Annual Withdrawal Amount on the next Contract Anniversary by multiplying the Benefit Base on that date by the Maximum Withdrawal Percentage. We also will apply a surrender charge to the Excess Withdrawal, if a surrender charge would otherwise be applicable.
Reduction of Contract Value to Zero
If the Contract Value is reduced to zero due to the deduction of fees or a SecurePay Withdrawal, the Contract will terminate and we will settle the benefit under your SecurePay rider as follows:
•
We will pay the remaining AWA not yet withdrawn in the current Contract Year, if any, in a lump sum;

•
We will establish an Annuity Date that is the Contract Anniversary following the date of the transaction that reduced the Contract Value to zero; and

•
On the Annuity Date we will pay a monthly payment equal to the AWA divided by 12 until the death of the Owner, or if the rider covers two spouses, the death of the second spouse. Please note that we may accept different payment intervals.

If you request a surrender and your Contract Value at the time of the request is less than your remaining AWA for that Contract Year, we will pay you a lump sum equal to such remaining AWA.
If your Contract Value reduces to zero due to an Excess Withdrawal, we will terminate your Contract and the SecurePay rider. You will not be entitled to receive any further benefits under the SecurePay rider.
As with any distribution from the Contract, there may be tax consequences. In this regard, we intend to treat any amounts that you receive before the Annuity Date is established as described above and that are in the form of SecurePay Withdrawals as withdrawals. We intend to treat any amounts that you receive after the Annuity Date is established as described above and that are a settlement of the benefit under your SecurePay rider as annuity payments for tax purposes. See “TAXATION OF ANNUITIES IN GENERAL.”
Benefit Available on Maximum Annuity Date (oldest Owner’s or Annuitant’s 95th birthday)
You must annuitize the Contract no later than the oldest Owner’s or Annuitant’s 95th birthday (“Maximum Annuity Date”). The SecurePay 5 rider will terminate on the Annuity Date, whether or not you have begun your SecurePay Withdrawals.
If your SecurePay rider is in effect on the Maximum Annuity Date, in addition to the other Annuity Options available to you under your Contract, one of your Annuity Options will be to receive monthly annuity payments equal to the AWA divided by 12 for the life of the Covered Person (or the last surviving Covered Person if Joint Life Coverage was selected). If you do not select an Annuity Option, your monthly annuity payments will be the greater of  (i) the AWA divided by 12 or (ii) payments based upon the Contract Value for the life of the Annuitant with a 10-year Certain Period. We must receive written notification of your election of such annuity payments at least three days but no earlier than 90 days before the Maximum Annuity Date. For more information regarding Annuity Options, including Certain Period options, see “ANNUITY PAYMENTS, Annuity Options.”
SecurePay Fee
We deduct a fee for the SecurePay 5 rider that compensates us for the costs and risks we assume in providing this benefit. This SecurePay Fee is a percentage of the Benefit Base. We deduct this fee from your Contract Value on the Valuation Date that occurs after each Valuation Period containing a Monthly Anniversary Date. The SecurePay Fee is deducted from the Sub-Accounts of the Variable Account only; it is not deducted from the assets in the DCA Account. The monthly fee is deducted from the Sub-Accounts in the same proportion that the value of each Sub-Account bears to the total Contract Value in the Variable Account on that date. Accordingly, you must have transferred some assets from your DCA Account to Sub-Accounts in accordance with our Allocation Guidelines and Restrictions before the fee is charged. The monthly fee is deducted from a Sub-Account in the same proportion that the Sub-Account value bears to the total Contract Value in the Variable Account on that date.
See the Rate Sheet Prospectus Supplement attached to the Prospectus for the current SecurePay 5 Fee. We may increase the SecurePay Fee. However, we will not increase the SecurePay Fee above a maximum 2.00% (2.20% under RightTime) of the Benefit Base.
We reserve the right to increase the SecurePay fee up to the maximum stated above if, in our sole discretion, the increase is necessary or appropriate to cover the costs Protective Life incurs to mitigate the risks associated with offering the rider. If we increase the SecurePay Fee, we will give you at least 30 days’ written notice prior to the increase which notice will identify the date the increase in the SecurePay Fee will take place and provide instructions on how to accept or decline the increase. You may elect not to pay the increase in your SecurePay Fee. If you elect not to pay the increased SecurePay Fee, your SecurePay rider will not terminate, but your Benefit Base will be capped at its then current value and you will give up the opportunity for any future increases in the Benefit Base if your Contract Value exceeds your Benefit Base on subsequent Contract Anniversaries. You will continue to be assessed your current SecurePay Fee. We also will no longer calculate the SecurePay Roll-up Value when determining your Benefit Base if you elect not to pay the increase in your SecurePay Fee. You will continue to be assessed your current SecurePay Fee, even though you will no longer be entitled to additional SecurePay Roll-up Values. See “SecurePay 5 Rider.”
Terminating the SecurePay Rider
The SecurePay 5 rider will terminate upon the earliest of:
•
the Valuation Date you terminate your SecurePay rider (permitted after the rider has been in effect for at least ten years);

•
the Valuation Date the Contract is surrendered or terminated;

•
the Valuation Date your Contract Value reduces to zero due to an Excess Withdrawal;

•
the Valuation Date your Contract Value reduces to zero due to poor Sub-Account performance, the deduction of fees, and/or a SecurePay Withdrawal (subject to our obligation to make monthly payments to you, as set forth above under “Reduction of Contract Value to Zero”);

•
the Valuation Date on or after the Benefit Election Date we receive instructions from you that results in a change in Covered Person(s);

•
for a SecurePay 5 rider with one Covered Person, the date of the Covered Person’s death before the Annuity Date (even if the surviving spouse of the deceased Covered Person elects to continue the Contract);

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for a SecurePay 5 rider with two Covered Persons, the date of death of the last surviving Covered Person before the Annuity Date;

•
the Maximum Annuity Date (being the Owner’s choice of the options outlined under “Benefit Available on Maximum Annuity Date (Oldest Owner’s or Annuitant’s 95th Birthday)”); or

•
the Valuation Date we receive instructions that are not in compliance with our Allocation Guidelines and Restrictions for Protected Lifetime Income Benefits.

Deduction of the monthly fee for the SecurePay 5 rider ceases upon termination. We will not refund the SecurePay fees you have paid if your SecurePay rider terminates for any reason. If your SecurePay 5 rider terminates, you may not reinstate it or purchase a new rider except as described below under “Spousal Continuation” and “Reinstating Your SecurePay Rider Within 30 Days of Termination.”
Spousal Continuation
Upon the death of the Owner before the Benefit Election Date, if the surviving spouse elects to continue the Contract and become the new Owner, the surviving spouse may also continue the SecurePay rider, provided the surviving spouse meets the rider’s issue age requirements as of the Rider Issue Date or as of any date prior to the date we receive the written request to continue the Contract. On the next Contract Anniversary, the Benefit Base will be the greater of  (1) the Contract Value (which will reflect the Death Benefit), or (2) the current Benefit Base.
If the SecurePay Benefit Election Form indicates Single Life Coverage and the SecurePay rider terminates due to the death of the Covered Person following the Benefit Election Date and the surviving spouse elects to continue the Contract and become the new Sole Owner, then the surviving spouse may purchase a new SecurePay 5 rider before the Annuity Date if we are offering the rider at that time. If all the conditions to purchase a new SecurePay 5 rider have been met, we will issue the rider upon our receipt of the surviving spouse’s written request. The new rider will be subject to the terms and conditions of the SecurePay 5 rider in effect at the time it is issued. This means:
•
The initial Benefit Base will be equal to the Contract Value as of the new Rider Issue Date.

•
We will impose the current SecurePay Fee in effect on the new Rider Issue Date.

The surviving spouse may not purchase a new SecurePay 5 rider if he or she does not meet the rider’s issue age requirements as of the Rider Issue Date or the date we receive the written request to continue the Contract. Only the surviving spouse is eligible to be a Covered Person under the new rider, and the rider will terminate upon the death of that Covered Person. Please note that we may limit the availability of the SecurePay 5 rider at any time.
If the SecurePay Benefit Election Form indicates Joint Life Coverage and a Covered Person dies following the Benefit Election Date, and if the surviving spouse elects to continue the Contract and the SecurePay rider, the Annual Withdrawal Amount remains the same until the next Contract Anniversary. On the next Contract Anniversary, the Benefit Base will be the greater of the Contract Value (which will reflect the addition of the Death Benefit) or the current Benefit Base and we will recalculate the Annual Withdrawal Amount, if necessary, using the Maximum Withdrawal Percentage associated with Joint Life Coverage.
Reinstating Your SecurePay Rider Within 30 Days of Termination
If your SecurePay rider terminated due to a Prohibited Allocation instruction (see “ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS”) or due to a change in Covered Person after the Benefit Election Date (see “Designating the Covered Person(s)”), and you made no additional Purchase Payment after the termination, you may request that we reinstate the rider.
If termination occurred due to a Prohibited Allocation instruction, your written reinstatement request must correct the previous Prohibited Allocation instruction by either directing us to allocate your Contract Value in accordance with the rider’s Allocation Guidelines and Restrictions and/or resume portfolio rebalancing. If termination occurred due to a change in Covered Person after the Benefit Election Date, your written reinstatement request must correct the change in Covered Person by directing us to designate under the reinstated rider the original Covered Person(s) that had been selected on the Benefit Election Date.
We must receive your written reinstatement request within 30 days of the date the rider terminated. The reinstated rider will have the same terms and conditions, including the same SecurePay Rider Issue Date, Benefit Base, AWA, SecurePay Fee and Maximum Withdrawal Percentage as it had prior to termination.
Tax Consequences
Treatment of Civil Unions, Domestic Partners, and Divorce.   If state law affords legal recognition to domestic partnerships or civil unions, the Rider will treat individuals who are in a bona fide civil union or domestic partnership as married and spouses for purposes of the Rider. However, as described above in “Death Benefit — Continuation of the Contract by a Surviving Spouse,” for federal tax law purposes such individuals are not treated as “spouses.” Likewise, if the Covered Persons are no longer married as of the date of death, such individuals are no longer treated as spouses for federal tax law purposes. As a result, if a beneficiary of a deceased owner and the owner were parties to a civil union or domestic partnership, or if the beneficiary and the deceased owner were no longer married as of the date of death, the beneficiary will be required by federal tax law to take distributions from the Contract in the manner applicable to non-spouse beneficiaries and will not be able to continue the Contract. In some circumstances, these required distributions could substantially reduce or eliminate the SecurePay rider benefit while the surviving Beneficiary is still alive.
In addition, the rider allows the surviving spouse of a deceased owner who continues the Contract and becomes the new owner to either continue the SecurePay rider or purchase a new rider (depending on the date of death and whether the rider provides single or joint life coverage). This right is only available to an individual who was the spouse of the deceased owner within the meaning of federal tax law because only such a spouse is eligible to continue the Contract under federal tax law.
An individual who is a party to a civil union or a domestic partnership should not purchase the SecurePay rider before consulting legal and financial advisors and carefully evaluating whether the SecurePay rider is suitable for his or her needs.
Other Tax Matters.   For a discussion of other tax consequences specific to the SecurePay rider, please see “TAXATION OF ANNUITIES IN GENERAL, Tax Consequences of Protected Lifetime Income Benefits” and “QUALIFIED RETIREMENT PLANS, Protected Lifetime Income Benefits.”
SecurePay ME: Increased AWA for Certain Medical Conditions
If you have certain medical conditions, and you have held your Contract for two years or more, you may qualify for an increase in your AWA at the time you establish your Benefit Election Date. You may not apply for an increased AWA after the Benefit Election Date.
Note: The two-year waiting period for the SecurePay ME benefit begins on the Contract’s Issue Date (not necessarily when you select the SecurePay 5 rider). A new waiting period begins if ownership of the Contract changes.
At present, the maximum age at which you may apply for a medical evaluation of your benefit under the SecurePay 5 rider and request the SecurePay ME benefit is age 75. We reserve the right to change this maximum age so that in the future the maximum age for medical evaluation may increase or decrease, if, in our sole discretion, such change is necessary or appropriate to mitigate the risks and costs Protective Life assumes in offering the benefit. We determine the maximum age based on a variety of factors including current life expectancies, developments in medical treatment and technology, and the costs to us of providing the SecurePay ME benefit, as well as the costs of the various death benefits we make available under the Contract.
After receiving your application for the SecurePay ME benefit, we will determine, in our sole discretion, whether a medical condition will qualify for an increased benefit under the SecurePay ME benefit and, if so, the amount of the increase. In general, in order to qualify for an increased AWA, the medical condition must be one which significantly reduces life expectancy. Our evaluation of life expectancy will be based on a review of the medical records made available to us and our assessment of the specific characteristics and severity of an impairment or impairments, including, but not limited to, our judgment as to your individual medical condition and the likelihood of improved medical treatment for that condition. Based upon this evaluation, we will assign a life expectancy or “table” rating in accordance with the guidance provided in standard industry underwriting manuals and written company guidelines specific to assessing longevity in the context of annuity payments, rather than life insurance underwriting. The table rating will correspond to an estimated decrease in life expectancy compared to other persons of the same age and gender without significant medical impairments. Because of their complexity or severity, or both, certain impairments or combinations of impairments will require the expertise and knowledge of our Medical Director, who will assist us in determining the appropriate life expectancy table rating. As part of this process, the Medical Director will review the medical records in light of our underwriting manual/guidelines and pertinent medical literature.
After a table rating has been assigned, it will be used to determine whether, and the extent to which, we will increase the AWA. Table ratings currently range from 1 to 16. The higher the table rating, the greater the estimated decrease in longevity. In order to qualify for an increased AWA, the estimated decrease in longevity currently must be greater than or equal to 25%. The table rating required to hit this threshold will vary depending on your age and sex. We also will take into account our experience and expectations regarding the mortality of the entire pool of Covered Persons under all SecurePay riders, as well as the investment performance of the required allocations under our Allocation Guidelines and Restrictions and our expectations regarding the securities markets in general. The factors upon which we base our decision, the weight we give to each factor and the table rating requirements may change periodically.
If we determine that an increase in your AWA is warranted, the Maximum Withdrawal Percentage that you receive will be from 0.25% to 2.00% higher than you would otherwise receive. The amount of any increase in the Maximum Withdrawal Percentage that we may make available will apply consistently to all similarly rated applicants. After the Benefit Election Date, the amount of your increase will not change. An increase in your AWA will not affect the amount of the SecurePay Fee, although we may charge a processing fee to establish the SecurePay ME benefit, as described below.
Note: We reserve the right to discontinue this benefit at any time if, in our sole discretion, such change is necessary or appropriate to mitigate the risks and costs Protective Life assumes in offering the benefit.
How to Apply for an Increased AWA.   You may ask for a determination as to whether you (or in the case of Joint Life Coverage, you and your spouse) qualify for an increased AWA because of certain serious medical conditions if you have held your Contract for two or more years.
If you believe you may qualify for an increased AWA, you should provide Written Notice to us in order to begin the process. Among other things, you must complete a SecurePay ME questionnaire and authorize us to obtain copies of your medical records and a statement from your attending physician as well as certain other personal information.
If we determine that you do not qualify for the increased AWA, you may request a subsequent determination of qualification if one year or more has passed since the previous determination of qualification.
If you have questions about applying for an increased AWA under the SecurePay ME benefit, or to obtain a copy of the SecurePay ME questionnaire and other forms required to apply, you can call us at 1-800-456-6330 or write to us at Protective Life and Annuity Insurance Company, P.O. Box 1928, Birmingham, Alabama 35202-1928.
Note: You may not apply for an increased AWA after the Benefit Election Date.
In the case of a Contract with two Owners who are spouses, or if there is one Owner and a spouse who is the sole Primary Beneficiary, a request may be made for a determination regarding an increased AWA for Single Coverage for the older of the spouses or for Joint Coverage for both spouses. If you request Joint Coverage, we will require a medical evaluation of both spouses and we will advise you of our determination with respect to Single and Joint Coverage. The increased AWA will continue for the lives of both spouses.
Note: Although Single Coverage may provide a higher AWA than Joint Coverage, you should consider that Single Coverage terminates upon the death of the Covered Person following the Benefit Election Date.
We will assess a charge for evaluating your request for an increased AWA only if we determine that you qualify for an increased AWA and you elect to begin taking your SecurePay Withdrawals at the increased AWA. However, if you request an increase in AWA under the SecurePay ME feature more than twice, we will deduct the charge from your current Contract Value whether or not we determine that you qualify for an increased AWA and whether or not you begin taking your SecurePay Withdrawals at the increased AWA.
The current fee is $150 for each person designated as a “Covered Person” in the Benefit Election Form, in other words, $150 for Single Coverage and $300 for Joint Coverage if the AWA is increased. Although we may increase this charge, it will not be more than $300 per Covered Person. We will deduct the charge from your current Contract Value when you submit your Benefit Election Form.
Electing to Begin Your SecurePay Withdrawals after a Determination that You are Eligible for an Increased AWA.    We must receive your Benefit Election Form at our Administrative Office within 6 months after the date we notify you that you are eligible for the increased AWA. If we do not receive this form within this time period, we will not increase your AWA, but you may request a subsequent determination of qualification if one year or more has passed since the previous determination of qualification.
Required Minimum Distributions
If the SecurePay 5 rider is purchased for use with a Qualified Contract, the Qualified Contract must comply with the required minimum distribution (RMD) rules under the Code Section 401(a)(9). The SecurePay 5 rider, and certain other benefits that the IRS may characterize as “other benefits” for purposes of the regulations under Code Section 401(a)(9), may increase the amount of the RMD that must be taken from your Qualified Contract. See “QUALIFIED RETIREMENT PLANS.”
After the Benefit Election Date, we permit withdrawals from a Qualified Contract that exceed the AWA in order to satisfy the RMD for the Qualified Contract without compromising the SecurePay guarantees. In particular, if you provide us with Written Notice of an RMD at the time you request a SecurePay Withdrawal from your Qualified Contract, we will compute an amount that is treated under the SecurePay rider as the RMD for the calendar year with respect to your Qualified Contract. Note that although the tax law may permit you in certain circumstances to take distributions from your Qualified Contract to satisfy the RMDs with respect to other retirement plans established for your benefit, only the amount computed by us as the RMD with respect to your Qualified Contract is treated as an RMD for purposes of the SecurePay rider. Also, if you do not provide us with Written Notice of an RMD at the time you request a SecurePay Withdrawal, the entire amount by which the withdrawal exceeds any remaining AWA for the Contract Year will reduce the amount of your future AWA and could reduce your Benefit Base.
In the future, we may institute certain procedures, including requiring that RMD be established as automatic, periodic distributions, in order to ensure that RMDs for a calendar year do not exceed the AWA for the corresponding Contract Year.
In general, under the SecurePay 5 rider, you may withdraw the greater of  (i) your AWA for a contract year or (ii) the RMD attributable to your Contract that is determined as of December 31st immediately preceding the beginning of your contract year.
Note: If the Benefit Election Form is submitted before the first RMD under Code Section 401(a)(9) is due, we may adjust the amount of your maximum SecurePay Withdrawal for the contract year that includes the due date for the first RMD so that the maximum amount of your withdrawal under the SecurePay 5 rider will be the greater of your first RMD or AWA plus the greater of your second RMD or AWA minus your actual withdrawals in the previous contract year. Thereafter, the maximum allowed is the greater of the AWA or the RMD determined as of the preceding December 31st.

Benefits Limitation [Table Text Block]
•
Benefit limits available Investment Options

•
No Purchase Payments two years or more after Rider Issue Date or on or after Benefit Election Date, whichever comes first

•
Excess Withdrawals may significantly reduce or eliminate value of benefit

•
Available to Contract Owners age 60 to 85.

Limitations, Restrictions, and Risks of Benefit [Text Block]
ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS
In order to maintain the SecurePay 5 rider or the Protective Income Manager rider, you must allocate your Purchase Payments and Contract Value in accordance with the Allocation Guidelines and Restrictions that we have established. The Allocation Guidelines and Restrictions are designed to limit our risk under these riders.
Specifically, you must: (1) allocate all of your Purchase Payments and Contract Value in accordance with the Allocation by Investment Category guidelines (described below), (2) allocate all of your Purchase Payments and Contract Value in accordance with one of the three eligible Benefit Allocation Model Portfolios (described below) or (3) allocate all of your Purchase Payments and Contract Value to one of the permissible single investment options. All of the investment options available under the Allocation Guidelines and Restrictions are described below. You may also allocate your Purchase Payments to the dollar cost averaging (“DCA”) Account(s), provided that transfers from the DCA Account are allocated to the Sub-Accounts in accordance with the Allocation Guidelines and Restrictions described above.
Note: The Allocation Guidelines and Restrictions, as well as the inclusion of Funds that employ volatility management strategies in the Investment Options available under your Contract, are intended in part to reduce risks of investment losses that would require us to use our own assets to make payments in connection with the guarantees provided by the SecurePay 5 rider and the Protective Income Manager rider. The Allocation Guidelines and Restrictions, and the inclusion of Funds that employ volatility management strategies are designed to reduce the overall volatility of your Contract Value. During rising markets, the Allocation Guidelines and Restrictions and the Funds that employ volatility management strategies could cause Contract Value to rise less than would have been the case had you been invested in Funds with more aggressive investment strategies. Conversely, investing according to the Allocation Guidelines and Restrictions, and in Funds that employ volatility management strategies, may be helpful in a declining market when high market volatility triggers a reduction in the Funds’ equity exposure, because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your Contract Value may decline less than would have been the case had you not been invested in a Fund or Funds that feature volatility management strategies.
There is no guarantee that the Allocation Guidelines and Restrictions, or Funds with volatility management strategies, can limit volatility in your investment portfolio, and you may lose principal.
To the extent that the Allocation Guidelines and Restrictions and the Funds with managed volatility strategies are successful in reducing overall volatility, we will benefit from a reduction of the risk arising from our guarantee obligations under the riders and we will have less risk to hedge under the riders than would be the case if Owners did not invest in accordance with the Allocation Guidelines and Restrictions and in the Funds with managed volatility strategies. The Allocation Guidelines and Restrictions and investment in Funds with managed volatility strategies may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if they are consistent with your investment objectives.
NOTE: You may not allocate any of your Purchase Payments or Contract Value to the Fixed Account.
Allocation by Investment Category.   The following Allocation by Investment Category guidelines specify the minimum and maximum percentages of your Contract Value that must be allocated to each of the four categories of Sub-Accounts listed below in order for you to remain eligible for benefits under the SecurePay5 rider or the Protective Income Manager rider (unless you are fully invested in a Benefit Allocation Model or a permissible single investment option, as described above). You can select the percentage of Contract Value to allocate to individual Sub-Accounts within each group, but the total investment for all Sub-Accounts in a group must comply with the specified minimum and maximum percentages for that group.
These Allocation by Investment Category guidelines may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if they are consistent with your investment objectives.
Allocation by Investment Category
Category 1
Minimum Allocation: 40%
Maximum Allocation: 100%
American Funds® IS The Bond Fund of America®
American Funds® IS U.S. Government Securities
Columbia Variable Portfolio — Intermediate Bond
Columbia Variable Portfolio — Limited Duration Credit
Fidelity® VIP FundsManager 20%
Fidelity® VIP Investment Grade Bond
Franklin U.S. Government Securities VIP
Goldman Sachs VIT Core Fixed Income
Invesco® V.I. Government Securities
Invesco® V.I. U.S. Government Money
Lord Abbett Series Fund - Short Duration Income
PIMCO VIT Low Duration
PIMCO VIT Short-Term
PIMCO VIT Total Return
Protective Life Dynamic Allocation Series — Conservative
Western Asset Core Plus VIT

Category 2
Minimum Allocation: 0%
Maximum Allocation: 60%
American Funds® IS Asset Allocation
American Funds® IS Capital Income Builder®
BlackRock 60/40 Target Allocation ETF V.I.
BlackRock Global Allocation V.I.
Columbia Variable Portfolio — Balanced
Columbia Variable Portfolio — Strategic Income
Fidelity® VIP Asset Manager
Fidelity® VIP Balanced
Fidelity® VIP Target Volatility
Franklin Income VIP
Franklin Strategic Income VIP
Goldman Sachs VIT Trend Driven Allocation Fund(1)
Invesc® V.I. Conservative Balanced
Invesco® V.I. Equity and Income
Invesco® V.I. Balanced-Risk Allocation(1)
Lord Abbett Series Fund - Bond Debenture
Invesco® V.I. Global Strategic Income
PIMCO VIT All Asset
PIMCO Global Diversified Allocation(1)
PIMCO VIT High Yield
PIMCO VIT Income
PIMCO VIT Long-Term U.S. Government
PIMCO VIT Real Return
Protective Life Dynamic Allocation Series — Moderate
Templeton Global Bond VIP

(1)
The Fund includes a volatility management strategy as part of the Fund’s investment objective and/or principal investment strategy. (See “Allocation Guidelines and Restrictions for Protected Lifetime Income Benefits.”)

Category 3
Minimum Allocation: 0%
Maximum Allocation: 25%
AB VPS Large Cap Growth
AB VPS Relative Value
American Funds® IS Washington Mutual Investors FundSM
American Funds® IS Global Growth
American Funds® IS Growth
American Funds® IS Capital World Growth and Income Fund®
American Funds® IS Growth-Income
ClearBridge Variable Dividend Strategy
ClearBridge Variable Large Cap Growth
Fidelity® VIP Contrafund®
Fidelity® VIP FundsManager 85%
Fidelity® VIP Health Care
Fidelity® VIP Index 500
Fidelity® VIP Mid Cap
Franklin Mutual Global Discovery VIP
Franklin Mutual Shares VIP
Franklin Rising Dividends VIP
Goldman Sachs VIT Strategic Growth
Invesco® V.I. American Value
Invesco® V.I. Comstock
Invesco® V.I. Growth and Income
Invesco® V.I. EQV International Equity
Lord Abbett Series Fund - Dividend Growth
Lord Abbett Series Fund - Fundamental Equity
Invesc® V.I. Capital Appreciation
Invesco® V.I. Main Street Fund®
Protective Life Dynamic Allocation Series — Growth
T. Rowe Price® Blue Chip Growth
T. Rowe Price® Health Sciences

Category 4
No Allocation Permitted if SecurePay 5
or Protective Income Manager is Selected
AB VPS Small Cap Growth
AB VPS Discovery Value
American Funds® IS Global Small Capitalization
American Funds® IS International
American Funds® IS New World Fund®
ClearBridge Variable Mid Cap
ClearBridge Variable Small Cap Growth
Columbia Variable Portfolio — Select Mid Cap Value
Fidelity® VIP Energy
Franklin DynaTech VIP
Franklin Small Cap Value VIP
Franklin Small-Mid Cap Growth VIP
Goldman Sachs VIT Mid Cap Growth
Goldman Sachs VIT Mid Cap Value
Goldman Sachs International Equity Insights
Goldman Sachs VIT Small Cap Equity Insights
Invesco® V.I. Global Real Estate
Invesco® V.I. Main Street Small Cap Fund®
Invesco® V.I. Discovery Mid Cap Growth
Invesco® V.I. Small Cap Equity
Lord Abbett Series Fund - Growth Opportunities
Lord Abbett Series Fund - Mid Cap Stock
Invesco® V.I. Global
Royce Capital Small-Cap
Templeton Developing Markets VIP
Templeton Foreign VIP
Templeton Growth VIP

The Benefit Allocation Model Portfolios.   Each of the Model Portfolios except the Growth Focus model will satisfy our Allocation Guidelines and Restrictions (the “Benefit Allocation Model Portfolios”). See “Asset Allocation Model Portfolios.”
In general, the investment strategies employed by the Benefit Allocation Model Portfolios all include allocations that focus on conservative, high quality bond funds, that combine bond funds and blended stock funds, or that emphasize blended stock funds while including a significant weighting of bond funds. Each of these allocation models seeks to provide income and/or capital appreciation while avoiding excessive risk. If you are seeking a more aggressive growth strategy, the Benefit Allocation Model Portfolios are probably not appropriate for you.
The Benefit Allocation Model Portfolios may include Funds that employ volatility management strategies. For more information on how Funds with volatility management strategies may affect your Contract Value, and how such Funds may benefit us, see “ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS” above.
If you allocate your Purchase Payments and Contract Value in accordance with one of the eligible Benefit Allocation Model Portfolios, we will allocate your Purchase Payments and transfers out of the DCA Accounts, as the case may be, in accordance with the Benefit Allocation Model Portfolio you selected. Although you may allocate all or part of your Purchase Payments and Contract Value to a Benefit Allocation Model Portfolio, you may only select one Benefit Allocation Model Portfolio at a time. You may, however, change your Benefit Allocation Model Portfolio selection provided the new portfolio is one specifically permitted for use with the SecurePay 5 rider or the Protective Income Manager rider.
Other asset allocation model portfolios composed of underlying Sub-Accounts made available from time to time as Investment Options under your Contract may also satisfy our Allocation Guidelines and Restrictions. For more information on the Allocation Guidelines and Restrictions applicable to available Portfolio Company Models, contact your financial adviser
Permissible Single Investment Options.   You may also satisfy the Allocation Guidelines and Restrictions by allocating 100% of your Purchase Payments and Contract Value to one of the following permissible single investment options:
•
Protective Life Dynamic Allocation Series — Conservative Portfolio

•
Protective Life Dynamic Allocation Series — Moderate Portfolio

If more than one single investment option is available, you must allocate your Purchase Payments and Contract Value to only one of these options.
Changes to the Allocation Guidelines and Restrictions.   For purposes of the Allocation by Investment Category guidelines, we determine in our sole discretion whether a Sub-Account is classified as Category 1, Category 2, Category 3, or Category 4. We will provide you with at least five business days prior Written Notice of any changes in classification of Investment Options. We may change the list of Sub-Accounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group, or change the investment options that are or are not available to you, at any time, in our sole discretion. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under the SecurePay 5 rider or the Protective Income Manager rider.
With respect to the Benefit Allocation Model Portfolios, we determine in our sole discretion whether a Benefit Allocation Model Portfolio will continue to be available with the SecurePay rider or the Protective Income Manager rider. We may offer additional Benefit Allocation Model Portfolios or discontinue existing Benefit Allocation Model Portfolios at any time in our sole discretion. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under the SecurePay rider or the Protective Income Manager rider. We will provide you with written notice at least five business days before any changes to the Benefit Allocation Model Portfolios take effect.
We may add to, or remove from, the list of single investment options available to satisfy the Allocation Guidelines and Restrictions in our sole discretion at any time.
If you receive notice of a change to the Allocation Guidelines and Restrictions (including changes to your Benefit Allocation Model Portfolio), you are not required to take any action. We will continue to apply Purchase Payments you submit without allocation instructions, and process automatic DCA and portfolio rebalancing transfers, according to your Contract allocation established before the Allocation Guidelines and Restrictions changed. We will only apply the new Allocation Guidelines and Restrictions to additional Purchase Payments submitted with new allocation instructions or to future transfers of Contract Value (not including DCA transfers or transfers made to reallocate your Contract Value under the portfolio rebalancing program) because allocation instructions that accompany a Purchase Payment and instructions to transfer Contract Value change your current Contract allocation. This means you will not be able to make additional Purchase Payments submitted with new allocation instructions or transfers of Contract Value until your current allocation instructions meet the Allocation Guidelines and Restrictions in effect at that time (although you will still be required to participate in the portfolio rebalancing program).
Portfolio Rebalancing.   You must elect portfolio rebalancing if you select the SecurePay 5 rider or the Protective Income Manager rider. Under this program, we will “re-balance” your Variable Account value based on your allocation instructions in effect at the time of the rebalancing. You may specify rebalancing on a quarterly, semi-annual, or annual basis. If you do not specify the period, we will rebalance your Variable Account value semi-annually based on the Rider Issue Date. We will also rebalance your Variable Account value each time your Contract allocation is changed, for example, when we receive a request to transfer Contract Value (not including DCA or portfolio rebalancing transfers) or when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions. (See “Portfolio Rebalancing.”)
Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each reallocation. We reserve the right to change the rebalancing frequency, at any time if, in our sole discretion, such change is necessary or appropriate to mitigate the risks and costs Protective Life assumes in offering the riders. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.
If you terminate the rebalancing of your Variable Account value, we will consider this to be a Prohibited Allocation Instruction and we will terminate your SecurePay 5 rider or the Protective Income Manager rider (see below).
Note: Changes to the Allocation Guidelines and Restrictions, to the frequency of portfolio rebalancing or to the composition of the Model Portfolios, when and if applied to your Contract Value allocations, may negatively affect the overall performance of the Investment Options in the affected Sub-Accounts.
Prohibited Allocation Instructions.   If you instruct us to allocate Purchase Payments or Contract Value, or to take withdrawals, in a manner that is not consistent with our Allocation Guidelines and Restrictions (a “Prohibited Allocation instruction”), we will terminate your SecurePay rider or Protective Income Manager rider. For example, if you are following the Allocation by Investment Category guidelines and you provide new instructions allocating 30% of your Contract Value to the Fidelity VIP Contrafund Sub-Account, we will consider this to be a Prohibited Allocation Instruction because the maximum allocation you may make to the Sub-Accounts in Category 3 is 25% of your Contract Value.
For purposes of allocating your Purchase Payments and Contract Value a Prohibited Allocation instruction includes:
a.
allocating a Purchase Payment so that the allocation of your Contract Value following the Purchase Payment is inconsistent with the Allocation Guidelines and Restrictions;

b.
directing a dollar cost averaging transfer so that the allocation of your Contract Value following the transfer is inconsistent with the Allocation Guidelines and Restrictions;

c.
transferring any Contract Value so that the allocation of your Contract Value following the transfer is inconsistent with the Allocation Guidelines and Restrictions;

d.
deducting the proceeds of a withdrawal from an Investment Option so that the allocation of your Contract Value following the withdrawal is inconsistent with the Allocation Guidelines and Restrictions; or

e.
terminating the rebalancing of your Contract Value.

If we terminate your SecurePay 5 rider or Protective Income Manager rider due to a Prohibited Allocation instruction, you may reinstate the rider subject to certain conditions. See “Reinstating Your SecurePay 5 Rider Within 30 Days of Termination” or “Reinstating the Protective Income Manager Rider Within 30 Days of Termination,” as applicable.

SecurePay 5 Rider Under RightTime Option [Member]
Prospectus:
Optional Benefits Minimum [Percent]	1.30%	[19]
Optional Benefits Maximum [Percent]	2.20%	[19]
Optional Benefits Footnotes [Text Block]	As an annualized percentage of the Benefit Base on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date following election of the rider.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%	[17],[20],[21]
Name of Benefit [Text Block]	SecurePay 5 rider
Purpose of Benefit [Text Block]	Provides an Annual Withdrawal Amount that is guaranteed for life, even if Contract Value is reduced to zero.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%	[22]
Standard Benefit Expense, Footnotes [Text Block]	Fee is calculated as an annualized percentage of the Benefit Base.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%	[17],[20],[21]
Name of Benefit [Text Block]	SecurePay 5 rider
Operation of Benefit [Text Block]
THE SECUREPAY 5 RIDER
In general, the SecurePay 5 rider guarantees the right to make withdrawals (“SecurePay Withdrawals”) based upon the value of a protected lifetime income benefit base (“Benefit Base”) that will remain fixed if your Contract Value has declined due to poor market performance, provided you comply with the terms and conditions of the rider. Withdrawals from your Contract before the Benefit Election Date, and Excess Withdrawals on or after the Benefit Election Date, reduce the Benefit Base. (For more information regarding the effect of withdrawals and Excess Withdrawals on the Benefit Base, see “Calculating the Benefit Base Before the Benefit Election Date” and “Calculating the Benefit Base On or After the Benefit Election Date.”) In order to maintain your SecurePay 5 rider, you must allocate Purchase Payments and Contract Value in accordance with specific Allocation Guidelines and Restrictions that are designed to limit our risk under the rider. The SecurePay 5 rider provides for increases in your Benefit Base on your Contract Anniversary if your Contract Value has increased. SecurePay 5 also provides for potential increases in your Benefit Base of up to 5.0% each Contract Anniversary during a specified period, even if your Contract Value has not increased.
Under the SecurePay 5 rider, the Owner or Owner(s) may designate certain persons as “Covered Persons” under the Contract. See “Selecting Your Coverage Option.” These Covered Persons will be eligible to make SecurePay Withdrawals each Contract Year up to a specified amount — the Annual Withdrawal Amount (“AWA”) — during the life of the Covered Person(s). Annual aggregate withdrawals that exceed the AWA will result in a reduction of rider benefits (and may even significantly reduce or eliminate such benefits) because we will reduce the Benefit Base and corresponding AWA. SecurePay Withdrawals are guaranteed, even if the Contract Value falls to zero after the Benefit Election Date (which is the earliest date you may begin taking SecurePay Withdrawals), if you satisfy the SecurePay rider requirements.
You may purchase the SecurePay 5 rider when you purchase your Contract, or later, under the RightTime option, provided you satisfy the rider’s age requirements. See “Purchasing the Optional SecurePay 5 Rider.”
The SecurePay 5 Rider does not guarantee Contract Value or the performance of any Investment Option.
Important Considerations
•
If you purchase the SecurePay 5 rider, your options for allocating Purchase Payments and Contract Value are restricted. See “Allocation Guidelines and Restrictions for Protected Lifetime Income Benefits”.

•
You may not make any additional Purchase Payments two years or more after the date the rider is issued (the “Rider Issue Date”), or on or after the Benefit Election Date, whichever comes first. Such restrictions on Purchase Payments after the Benefit Election Date or two years following the Rider Issue Date may limit the ability to increase the Benefit Base, and therefore the AWA, through higher Contract Values on Contract Anniversaries, as well as limit the ability for increase in Contract Value and death benefit values (particularly the Return of Purchase Payments Death Benefit). In most cases, if the Company receives a Purchase Payment two years or more after the Rider Issue Date or on or after the Benefit Election Date, the Company will return it to the address on file. If the amount of the Purchase Payment would be sufficient to purchase another variable annuity contract we offer, however, you will be given the option of purchasing a new contract.

•
Any change in a Covered Person following the Benefit Election Date (the “Benefit Period”), other than a spousal continuation under a Joint Life Coverage option, will cause the rider to terminate without any refund of SecurePay Fees. A change in a Covered Person includes changing and/or adding Owners, Beneficiaries, and Annuitants under your Contract.

•
On the Benefit Election Date, we will cancel any existing automatic withdrawal plan that you have established.

The ways to purchase the SecurePay 5 rider, conditions for continuation of the benefit, process for beginning SecurePay Withdrawals, and the manner in which your AWA is calculated are discussed below.
You should not purchase the SecurePay 5 rider if:
•
you expect to take annual withdrawals on or after the Benefit Election Date in excess of the AWA (“Excess Withdrawals”) because such Excess Withdrawals may significantly reduce or eliminate the value of the benefit. See “Calculating the Benefit Base On or After the Benefit Election Date, Excess Withdrawals”; or

•
you are primarily interested in maximizing the Contract’s potential for long-term accumulation rather than building a Benefit Base that will provide guaranteed withdrawals; or

•
you do not expect to take SecurePay Withdrawals (especially before the age of 95).

Appendix D demonstrates the operation of the SecurePay 5 rider using hypothetical examples. You should review Appendix D and consult your sales representative to discuss whether SecurePay 5 suits your needs.
Purchasing the Optional SecurePay 5 Rider
You may purchase the SecurePay 5 rider when you purchase your Contract, or later, under the RightTime option, provided you satisfy the rider’s age requirements. The Owner (or older Owner) or Annuitant must be age 85 or younger and the youngest Owner and Annuitant must be age 60 or older on the Rider Issue Date. Where the Owner is a corporation, partnership, company, trust, or other “non-natural person,” eligibility is determined by the age of the Annuitant.
Important Considerations:
•
You will begin paying the SecurePay Fee as of the Rider Issue Date, even if you do not begin taking SecurePay Withdrawals for many years.

•
You may not cancel the SecurePay rider during the ten years following the Rider Issue Date.

•
We do not refund any SecurePay Fees if a rider terminates for any reason or if you choose not to take SecurePay Withdrawals after the Benefit Election Date.

•
You must comply with our Allocation Guidelines and Restrictions after the Rider Issue Date (see “Allocation Guidelines and Restrictions for Protected Lifetime Income Benefits”).

•
Prior to the Benefit Election Date, you may take withdrawals according to the terms of your Contract but withdrawals will proportionally reduce the Benefit Base, and ultimately the value of the SecurePay Withdrawals available to you.

•
You (or your investment professional submitted online) must submit a SecurePay Benefit Election Form to establish the Benefit Election Date and begin taking SecurePay Withdrawals. Withdrawals taken before the Benefit Election Date are not SecurePay Withdrawals.

Allocation Guidelines and Restrictions
In order to maintain your SecurePay rider, you must allocate your Purchase Payments and Contract Value in accordance with the Allocation Guidelines and Restrictions that we have established. The Allocation Guidelines and Restrictions are designed to limit our risk under the SecurePay rider. Please see “Allocation Guidelines and Restrictions for Protected Lifetime Income Benefits.”
Designating the Covered Person(s)
The Covered Person is the person upon whose life the SecurePay rider benefit is based. You may designate one Covered Person (Single Life Coverage) or two Covered Persons (Joint Life Coverage).
•
If Single Life Coverage is elected, then the Owner will be the Covered Person (if there are two Owners, then the older Owner will be the Covered Person).

•
Joint Life Coverage may be elected if there are two Owners under the Contract who are spouses or if there is one Owner and his or her spouse is the sole Primary Beneficiary under the Contract. If Joint Life Coverage is elected, then the Owner and the Owner’s spouse will be the Covered Persons.

•
Where the Owner is a corporation, partnership, company, trust, or other “non-natural person,” the Annuitant (under Single Life Coverage) or Annuitant and Annuitant’s spouse who is the sole primary beneficiary (under Joint Life Coverage) will be the Covered Person(s).

•
The Covered Person (or, if Joint Life Coverage is selected, one of the two Covered Persons) must be designated as the Annuitant under the Contract as of the Benefit Election Date.

Note: A change of Covered Persons after the Benefit Election Date will cause your SecurePay rider to terminate and any scheduled SecurePay Withdrawals to cease. If you remove a Covered Person (which may occur, for example, if you remove a spouse Beneficiary or add additional Primary Beneficiaries or change the Owner or Annuitant), or if you add a Covered Person (which may occur, for example, if you add a spouse as a sole Primary Beneficiary), then this would constitute a change of Covered Persons. If we terminate your rider due to a change in Covered Person, you may reinstate the rider subject to certain conditions. See “Reinstating Your SecurePay Rider Within 30 Days of Termination.” In addition, whether a spouse continues the Contract could affect the rights and benefits under the SecurePay rider and could have tax consequences. (See “Spousal Continuation” and “Tax Consequences — Treatment of Civil Unions, Domestic Partners, and Divorce.”)
Selecting Your Coverage Option.   If both Owners of the Contract are spouses, or if there is one Owner and a spouse who is the sole Primary Beneficiary, you must indicate on the SecurePay Benefit Election Form whether there will be one or two Covered Persons. Please pay careful attention to this designation, as it will impact the Maximum Withdrawal Percentage and whether the SecurePay Withdrawals will continue for the life of the surviving spouse. The various coverage options are illustrated in the following table:
	Single Life Coverage	Joint Life Coverage
Single Owner/Non-spouse Beneficiary	Covered Person is the Owner. SecurePay rider expires upon death of Covered Person following the Benefit Election Date.	Not applicable.
Single Owner/Spouse Beneficiary	Covered Person is the Owner. SecurePay rider expires upon death of Covered Person following the Benefit Election Date. Upon death of Covered Person following the Benefit Election Date, the surviving spouse may purchase a new SecurePay 5 rider if he or she continues the Contract under the spousal continuation provisions and certain conditions are met. See, “Continuation of the Contract by a Surviving Spouse.”	Both are Covered Persons. SecurePay rider expires upon death of last surviving Covered Person following the Benefit Election Date.
Joint Owner/Non-spouse 2nd Owner	Covered Person is older Owner. SecurePay rider expires upon death of Covered Person following the Benefit Election Date.	Not applicable.
Joint Owner/ Spouse 2ndOwner	Covered Person is older Owner. SecurePay rider expires upon death of Covered Person following the Benefit Election Date. Upon death of older Owner, the surviving spouse may purchase a new SecurePay 5 rider if he or she continues the Contract under the spousal continuation provisions and certain conditions are met. See, “Continuation of the Contract by a Surviving Spouse.”	Both are Covered Persons. SecurePay rider expires upon death of last surviving Covered Person following the Benefit Election Date.
Changing Beneficiaries — Single Owner with Joint Life Coverage.   After selecting Joint Life Coverage, a single Owner may decide to remove a spouse Beneficiary or add additional Primary Beneficiaries. This would constitute a change of Covered Persons after the Benefit Election Date, and upon notification of the change, we will terminate the SecurePay rider. If we terminate your rider due to a change in Covered Person, you may reinstate the rider subject to certain conditions. See “Reinstating Your SecurePay Rider Within 30 Days of Termination.” In addition, whether a spouse continues the Contract could affect the rights and benefits under the SecurePay rider and could have tax consequences. (See “Spousal Continuation” and “Tax Consequences — Treatment of Civil Unions, Domestic Partners, and Divorce.”)
Beginning Your SecurePay Withdrawals

You (or your investment professional submitted online) must submit a completed SecurePay Benefit Election Form to our Administrative Office to establish the Benefit Election Date and begin taking SecurePay Withdrawals under the rider.
•
Even though your SecurePay 5 rider is in effect as of the Rider Issue Date and we begin the SecurePay Fee deductions on that date, any withdrawals made before we receive your SecurePay Benefit Election Form will not qualify as SecurePay Withdrawals.
You should carefully consider when to establish the Benefit Election Date and begin taking SecurePay Withdrawals.

•
All Contract withdrawals taken on or after the Benefit Election Date are considered either SecurePay Withdrawals or Excess Withdrawals and are subject to the Annual Withdrawal Amount.

•
You may not make additional Purchase Payments two years or more after the Rider Issue Date, or on or after the Benefit Election Date, whichever comes first. In most cases, if the Company receives a Purchase Payment on or after the Benefit Election Date, the Company will return it to the address on file. If the amount of the Purchase Payment would be sufficient to purchase another variable annuity contract we offer, however, you will be given the option of purchasing a new contract.

•
We do not calculate the “roll-up” feature of the SecurePay 5 rider — the SecurePay Rollup Value — on or after the Benefit Election Date. See “Calculating the Benefit Base Before the Benefit Election Date” and “Calculating the Benefit Base On or After the Benefit Election Date.”

•
You may limit the value of the benefit if you begin taking SecurePay Withdrawals too soon. For example, SecurePay Withdrawals reduce your Contract Value (but not the Benefit Base) and may limit the potential for increasing the Benefit Base through higher Contract Values on Contract Anniversaries. Also, if your Benefit Election Date is within the two years of the Rider Issue Date, you will shorten the period of time during which you could increase your Benefit Base because you may not make additional Purchase Payments on or after the Benefit Election Date.

•
Conversely, if you delay establishing the Benefit Election Date, you may shorten the Benefit Period due to life expectancy, thereby limiting the time during which you may take SecurePay Withdrawals, so you may be paying for a benefit you are not using.

Please consult your investment professional regarding the appropriate time for you to establish the Benefit Election Date and begin taking SecurePay Withdrawals.
Important Considerations
•
All withdrawals, including SecurePay Withdrawals, reduce your Contract Value and death benefit. Surrender charges and federal and state income taxes may apply, as well as a 10% federal additional tax if a withdrawal occurs before the Owner reaches age 59½. See “CHARGES AND DEDUCTIONS, Surrender Charge” and “TAXATION OF ANNUITIES IN GENERAL, Taxation of Withdrawals and Surrenders.”

•
All withdrawals, including SecurePay Withdrawals, count towards the free withdrawal amount under the Contract. However, we do not assess the surrender charge on SecurePay Withdrawals, even when surrender charges would apply if the withdrawal was not a SecurePay Withdrawal. We do impose a surrender charge on Excess Withdrawals and Excess Withdrawals are subject to the minimum Contract Value limitation. See “CHARGES AND DEDUCTIONS, Surrender Charge,” “Surrenders and Withdrawals, Withdrawals,” and “Taxation of Withdrawals and Surrenders.”

The SecurePay rider is designed for you to take SecurePay Withdrawals each Contract Year. SecurePay Withdrawals are aggregate withdrawals during any Contract Year on or after the Benefit Election Date that do not exceed the Annual Withdrawal Amount. Aggregate withdrawals during any Contract Year on or after the Benefit Election Date that exceed the Annual Withdrawal Amount are “Excess Withdrawals.” You should not purchase the SecurePay 5 rider if you intend to take Excess Withdrawals.
•
Excess Withdrawals could reduce your Benefit Base by substantially more than the actual amount of the withdrawal (described below).

•
Excess Withdrawals may result in a significantly lower AWA in the future.

•
Excess Withdrawals may significantly reduce or eliminate the value of the SecurePay benefit.

If you would like to make an Excess Withdrawal and are uncertain how an Excess Withdrawal will reduce your future guaranteed withdrawal amounts, then you may contact us prior to requesting the withdrawal to obtain a personalized, transaction-specific calculation showing the effect of the Excess Withdrawal.
Rate Sheet Prospectus Supplement Information
The Rate Sheet Prospectus Supplement contains the Maximum Withdrawal Percentage(s), the applicable roll-up percentage, and the current fee for the SecurePay 5 rider applicable to Contracts applied for while that Rate Sheet Prospectus Supplement remains in effect (the “Effective Period”). The Effective Period is described in each Rate Sheet Prospectus Supplement. See “Maximum Withdrawal Percentage”.
In order for us to use the percentages and fees in any particular Rate Sheet Prospectus Supplement, your necessary application information must be signed during it’s Effective Period. We must receive your necessary application information and payment of at least the minimum initial Purchase Payment ($5,000) within ten calendar days of the end of the Effective Period. If you plan to pay the initial Purchase Payment by exchanging another annuity contract that you own, we must receive your necessary application information within ten calendar days of the end of the Effective Period and the exchanged amount within 90 calendar days of the end of the Effective Period. If those conditions (the “Rate Sheet Eligibility Conditions”) are met, or if the then current Rate Sheet Prospectus Supplement percentages and fees are identical to those set forth in the Rate Sheet Prospectus Supplement attached to your prospectus, we will follow our established procedures for issuing the Contract. See “Issuance of a Contract.”
If any of these conditions are not met, we will consider your application not to be in Good Order. In that case, we will inform your financial adviser and request instructions as whether to apply the initial Purchase Payment and issue the Contract with the percentages and fees in effect under the current Rate Sheet Prospectus Supplement or cancel the application and return your Purchase Payment. If your financial adviser instructs us to issue the Contract, we will provide you with the Rate Sheet Prospectus Supplement that applies to your Contract and an amendment to your application upon delivery of the Contract. If we are unable to contact your financial adviser within five business days after we determine the application is not in Good Order, we will return your Purchase Payment. You, or your financial adviser may also instruct us to issue the Contract without the SecurePay 5 rider. Once we receive both the necessary application information and at least the minimum initial Purchase Payment, we will follow our established procedures for issuing the Contract.
If any of the Rate Sheet Eligibility Conditions are not met because of reasons reasonably beyond your control, Protective Life may, in its sole discretion, modify, terminate, suspend or waive the Rate Sheet Eligibility Conditions on such terms and conditions as it deems advisable (each a “Rate Sheet Eligibility Condition Change”). Any such Rate Sheet Eligibility Condition Change shall be effected by the Company on a basis that is not unfairly discriminatory.
Percentages and fees reflected in a Rate Sheet Prospectus Supplement with an Effective Period that does not include the date you signed your application will not apply to your Contract. You should not purchase the SecurePay 5 rider without first obtaining the applicable Rate Sheet Prospectus Supplement. Please contact us at 1-800-456-6330 to obtain the current Rate Sheet Prospectus Supplement. The current Rate Sheet Prospectus Supplement is also available online at https://protective.onlineprospectus.net/protective/ProtectiveVariableAnnuityNYIIBSeries/index.html and www.sec.gov under File Number 333-201920. No new Rate Sheet Prospectus Supplement that supersedes a prior Rate Sheet Prospectus Supplement will become effective unless written notice of effectiveness of the new Rate Sheet Prospectus Supplement is given at least 10 business days in advance. The relevant information from all superseded Rate Sheet Prospectus Supplements can be found in Appendix H to the Prospectus.
Determining the Amount of Your SecurePay Withdrawals
The AWA is the maximum amount of SecurePay Withdrawals permitted each Contract Year. We determine your initial AWA as of the end of the Valuation Period during which we receive your completed SecurePay Benefit Election Form at our Administrative Office in “good order” by multiplying your Benefit Base on that date by the “Maximum Withdrawal Percentage” applicable to your Contract and determined according to the Rate Sheet Prospectus Supplement effective when you purchase the SecurePay 5 rider. The Benefit Election form will be deemed in “good order” if it is fully and accurately completed and signed by the Owner(s) and received by us at our Administrative Office. Alternatively, your investment professional may complete the Benefit Election form online, submit electronically, and will be in good order if it is fully and accurately completed.
Maximum Withdrawal Percentage
The current Maximum Withdrawal Percentage is set forth in the Rate Sheet Prospectus Supplement attached to your prospectus. See “Rate Sheet Prospectus Supplement Information.”
Under certain circumstances, we may increase your AWA. See “SecurePay ME®: Increased AWA for Certain Medical Conditions” and “Required Minimum Distributions.” In no event will the AWA increase once the Contract Value is reduced to zero and an Annuity Date is established. (See “Reduction of Contract Value to Zero.”)
Calculating the Benefit Base Before the Benefit Election Date
The Benefit Base is used to calculate the AWA and determine the SecurePay Fee. As the Benefit Base increases, both the AWA and the amount of the SecurePay Fee increase. Your Benefit Base can never be more than $5 million.
Note: The Benefit Base is only used to calculate the AWA and the SecurePay Fee; it is not a cash value, surrender value, or death benefit, it is not available to Owners, it is not a minimum return for any Sub-Account, and it is not a guarantee of any Contract Value.
Under the SecurePay rider, your initial Benefit Base is equal to your initial Purchase Payment.
Thereafter, we increase the Benefit Base dollar-for-dollar for each Purchase Payment made within 2 years of the Rider Issue Date. We reduce the Benefit Base for each withdrawal from the Contract prior to the Benefit Period in the same proportion that each withdrawal reduces the Contract Value as of the date we process the withdrawal request.
Example: Assume your Benefit Base is $100,000, but because of poor Sub-Account performance your Contract Value has fallen to $90,000. If you make a $9,000 withdrawal, thereby reducing your Contract Value by 10% to $81,000, we would reduce your Benefit Base also by 10%, or $10,000, to $90,000.
On each Contract Anniversary following the Rider Issue Date, we also will increase the Benefit Base to equal the “SecurePay Anniversary Value” if that value is higher than the Benefit Base. On each Contract Anniversary, the “SecurePay Anniversary Value” is equal to your Contract Value on that Contract Anniversary. If we receive a withdrawal request on a Contract Anniversary, we will deduct the withdrawal from Contract Value before calculating the SecurePay Anniversary Value.
The SecurePay 5 “Roll-up”.
The SecurePay 5 rider is also designed to provide for potential increases in your Benefit Base (the “roll-up percentage”) each Contract Anniversary during a specified period (“Roll-up Period”), even if your Contract Value has not increased. The roll-up percentage applicable to your Contract is identified in the Rate Sheet Prospectus Supplement in effect when you purchase your Contract.
Your Contract Value must be at least 50% (i.e., half) of your Benefit Base to be eligible for an increase in Benefit Base equal to the “roll-up” amount (described below) on any Contract Anniversary during the Roll-up Period.
This means that when calculating the Benefit Base before the Benefit Election Date, we will recalculate your Benefit Base on each Contract Anniversary during the Roll-up Period to equal the greatest of:
1.
the Benefit Base on that Contract Anniversary;

2.
the SecurePay Anniversary Value on that Contract Anniversary; or

3.
the SecurePay Roll-up Value, which is equal to:

a.
the most recently calculated Benefit Base prior to that Contract Anniversary; plus

b.
the “roll-up” amount, which is equal to:

i.
if your Contract Value on that Contract Anniversary is at least 50% (i.e., half) of the most recently calculated Benefit Base prior to that Contract Anniversary, and the applicable roll-up percentage is 5.0%, then the roll-up amount is equal to 5.0% of the Benefit Base on the previous Contract Anniversary, reduced proportionately for withdrawals made since that anniversary. This means that we will reduce the “roll-up” amount for each withdrawal made since the previous Contract Anniversary in the same proportion that each withdrawal reduced the Contract Value as of the date we processed the withdrawal request.

We will also include Purchase Payments made within the first 120 days following the Contract Issue Date when calculating the roll-up amount on the first Contract Anniversary. For example, if your initial Purchase Payment on the Contract Issue Date is $50,000 and we receive an additional $100,000 Purchase Payment 90 days later, then assuming you do not take any withdrawals during the first Contract Year, the roll-up amount on the first Contract Anniversary will be $7,500 (($50,000 + $100,000) x 5.0%).
ii.
if your Contract Value on that Contract Anniversary is less than 50% (i.e., half) of the most recently calculated Benefit Base prior to that Contract Anniversary, then the roll-up amount is equal to $0.

We will only recalculate your Benefit Base on each Contract Anniversary during the Roll-up Period if your Contract Value is at least 50% (i.e., half) of your Benefit Base as of that Contract Anniversary. For example, if on a Contract Anniversary your Contract Value is $65,000 and the most recently calculated Benefit Base prior to that anniversary is $150,000, you will not be eligible for an increase on that anniversary equal to the “roll-up” amount because your Contract Value ($65,000) is less than 50% of your Benefit Base ($150,000 x 0.5 = $75,000).
Note: If the SecurePay Anniversary Value is consistently higher than the SecurePay Roll-up Value (because your Contract Value is generally increasing by more than the applicable roll-up percentage each Contract Year), the SecurePay Roll-up Value may never be used to increase your Benefit Base. See the Rate Sheet Prospectus Supplement in effect when you purchased your Contract for the roll-up percentage applicable to your contract.
When we calculate the SecurePay Roll-up Value on the first Contract Anniversary following the Rider Issue Date, we will apply the applicable roll-up percentage to the Benefit Base on the Rider Issue Date to determine the “roll-up” amount, and then reduce the “roll-up” amount proportionately for withdrawals made since the Rider Issue Date. We will then add the reduced “roll-up” amount to the most recently calculated Benefit Base prior to the first Contract Anniversary to determine the SecurePay Roll-up Value. The Benefit Base can never be greater than $5 million.
Example: Assume on the Rider Issue Date your Benefit Base is $100,000 and the applicable roll-up percentage is 5.0%. Three months later, assume your Contract Value is $103,000 and you take a withdrawal of  $10,300, reducing your current Contract Value to $92,700, which results in a decrease of 10% (($103,000 – $92,700)/$103,000). Because of the withdrawal, we will reduce your Benefit Base by 10% as well, to $90,000. Also assume that one month later your Contract Value increased from $92,700 to $94,000 due to favorable market performance and you do not make any additional Purchase Payments or withdrawals.
On the first Contract Anniversary, we will determine the SecurePay Roll-up Value by adding the most recently calculated Benefit Base ($90,000) to 5.0% of the Benefit Base on the previous Contract Anniversary (the Rider Issue Date), increased by any Purchase Payments made within 120 days of the Contract Issue Date and reduced proportionately for withdrawals made since that anniversary. The Benefit Base on the Rider Issue Date was $100,000, and 5.0% of  $100,000 = $5,000. However, because a withdrawal was made during the year, we will reduce this “roll-up” amount in the same proportion that the withdrawal reduced the Contract Value, which was 10%. Because 10% of the “roll-up” amount is $500, the reduced “roll-up” amount is $4,500 ($5,000 – $500). We then calculate the SecurePay Roll-up Value by adding the “roll-up” amount of  $4,500 to $90,000 (the most recently calculated Benefit Base), and determine that the SecurePay Roll-up Value is $94,500.
We will then recalculate your Benefit Base on the first Contract Anniversary to equal the greatest of:
1.
the Benefit Base on that Contract Anniversary ($90,000);

2.
the SecurePay Anniversary Value on that Contract Anniversary ($94,000); or

3.
the SecurePay Roll-up Value ($94,500)

We will set your Benefit Base equal to $94,500 because the SecurePay Roll-up Value is greater than the Benefit Base on that Contract Anniversary and the SecurePay Anniversary Value on that Contract Anniversary.
Note: Withdrawals could reduce your SecurePay Roll-up Value by substantially more than the actual amount of the withdrawal. For example, assume your Benefit Base at the beginning of the Contract Year is $100,000 and the applicable roll-up percentage is 5.0%. Assuming that you do not make any additional Purchase Payments or withdrawals and assuming your Contract Value remains at 50% or more of your Benefit Base, the SecurePay Roll-up Value on the next Contract Anniversary would be $105,000 ($100,000 + $5,000 (the 5.0% “roll-up” amount)).
Assume instead, however, that during the Contract Year you make a withdrawal of  $45,000 and your Contract Value at that time is $90,000 (i.e., the withdrawal is 50% of your Contract Value). Both the Benefit Base and the “roll-up” amount are also reduced by 50%, to $50,000 and $2,500, respectively. This would result in a SecurePay Roll-up Value of  $52,500 on the next Contract Anniversary ($50,000 + $2,500), rather than $105,000. Thus, the $45,000 withdrawal would reduce the SecurePay Roll-up Value by more than $45,000 — it would reduce it by $52,500 ($105,000 – $52,500).
The Roll-up Period begins on the Rider Issue Date and generally lasts for ten Contract Anniversaries. The Roll-up Period will end on the next Valuation Date following the 10th Contract Anniversary on which we increase your Benefit
Base to equal either the SecurePay Anniversary Value or the SecurePay Roll-up Value. This means that when determining the ten Contract Anniversaries that make up your Roll-up Period, we will not count Contract Anniversaries on which your Benefit Base does not increase.
However, your Roll-up Period will end sooner — on either the Benefit Election Date or the date the SecurePay 5 rider terminates (see “Terminating the SecurePay 5 Rider”) — if either of these dates occur while your Roll-up Period is in effect. If the Roll-up Period ends, the SecurePay 5 rider may not terminate. We will continue to assess the SecurePay Fee for the SecurePay 5 rider until the SecurePay 5 rider terminates. Also, we will only include the SecurePay Roll-up Value when calculating your Benefit Base while the Roll-up Period is in effect.
Note: This means that if the Roll-up Period ends because you have established the Benefit Election Date, we will still continue to assess the SecurePay Fee until termination of the SecurePay 5 rider. We also will assess the SecurePay Fee during times when the Roll-up Period has expired.
Note: Once you establish your Benefit Election Date, we no longer calculate the SecurePay Roll-up Value. See “Calculating the Benefit Base On or After the Benefit Election Date.” Therefore, once you reach your Benefit Election Date you will no longer receive any additional value from the “Roll-up” feature of the SecurePay 5 rider. On the other hand, delaying the Benefit Election Date may limit the time during which you may take SecurePay Withdrawals, due to life expectancy. See “Beginning Your SecurePay Withdrawals”. You should carefully weigh the advantages of the SecurePay Roll-up Value with the disadvantages of delaying taking SecurePay Withdrawals.
Calculating the Benefit Base On or After the Benefit Election Date
We continue calculating the Benefit Base after the Benefit Election Date in the same manner as we did prior to the Benefit Election Date, except withdrawals are treated differently. The effect of a withdrawal on the Benefit Base depends on whether the withdrawal is a SecurePay Withdrawal or an Excess Withdrawal. An Excess Withdrawal is any withdrawal after the Benefit Election Date which, when aggregated with all prior withdrawals during that Contract Year, exceeds the Contract Year’s Annual Withdrawal Amount.
We will not calculate the SecurePay Roll-up Value on or after the Benefit Election Date.
SecurePay Withdrawals
SecurePay Withdrawals do not reduce the Benefit Base. Therefore, if all your withdrawals during the Benefit Period are SecurePay Withdrawals, your Annual Withdrawal Amount will never decrease and you may continue to withdraw at least that amount for the lifetime of the Covered Person (or the last surviving Covered Person, if you selected Joint Life Coverage).
If your Benefit Base increases on a Contract Anniversary because the SecurePay Anniversary Value exceeds the Benefit Base on that date, your Annual Withdrawal Amount and therefore SecurePay Withdrawals available to you in subsequent Contract Years will also increase.
Important Consideration
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SecurePay Withdrawals are not cumulative. If you choose to receive only a part of, or none of, your AWA in any given Contract Year, you should understand that you cannot carry over any unused SecurePay Withdrawals to any future Contract Years.

For example, assume your Maximum Withdrawal Percentage is 5.0% and your Benefit Base is $100,000, which means your AWA is $5,000 ($100,000 x .05). If you withdraw only $4,000 during the Contract Year, the AWA will not increase the next Contract Year by the $1,000 you did not withdraw.
We do not impose a surrender charge on any SecurePay Withdrawals.
Excess Withdrawals
During the Benefit Period any portion of a withdrawal that, when aggregated with all prior withdrawals during that Contract Year, exceeds the Annual Withdrawal Amount constitutes an Excess Withdrawal. Therefore, a withdrawal during the Benefit Period that causes the aggregate withdrawals for that Contract Year to exceed the Annual Withdrawal Amount may include amounts that qualify as a SecurePay Withdrawal as well as amounts that are Excess Withdrawals.
An Excess Withdrawal will reduce the Benefit Base. The effect of the Excess Withdrawal on the Benefit Base depends, in part, on the relationship of the Benefit Base to the Contract Value at that time.
a.
If, at the time of the Excess Withdrawal, your Contract Value minus the non-excess portion of the withdrawal (the portion of the withdrawal that qualifies as a SecurePay Withdrawal) is greater than the Benefit Base, we will reduce the Benefit Base by the amount of the Excess Withdrawal plus any applicable surrender charge.

b.
If, at the time of Excess Withdrawal, your Contract Value minus the non-excess portion of the withdrawal (the portion of the withdrawal that qualifies as a SecurePay Withdrawal) is less than or equal to the Benefit Base, we will reduce the Benefit Base in the same proportion that the Excess Withdrawal, plus any applicable surrender charge, bears to the Contract Value minus the SecurePay Withdrawal.

For example, suppose your Benefit Base is $100,000, your Maximum Withdrawal Percentage is 5.0% (i.e., your AWA is $5,000), your Contract Value is $110,000, and no surrender charges apply. If you have already taken $3,000 of SecurePay Withdrawals in the Contract Year and then request another $3,000 withdrawal you will exceed your AWA by $1,000, and we will consider $2,000 of that withdrawal to be a SecurePay Withdrawal and $1,000 to be an Excess Withdrawal. In this case, rule (a) above applies because the Contract Value less the SecurePay Withdrawal ($110,000 – $2,000 = $108,000) is greater than your Benefit Base ($100,000). We will therefore reduce your Benefit Base by the Excess Withdrawal and your new Benefit Base will be $99,000 ($100,000 – $1,000).
However, if in the example above your Contract Value is $70,000 then rule (b) applies. In this case, we determine the reduction in your Benefit Base first by determining the proportion that the Excess Withdrawal bears to the Contract Value less SecurePay Withdrawal. We calculate this by dividing the $1,000 Excess Withdrawal by the Contract Value less the $2,000 SecurePay Withdrawal ($1,000 ÷ ($70,000 – $2,000) = 1.4706%). We will then apply this same percentage to reduce your Benefit Base. Thus your new Benefit Base will be equal to $98,529 ($100,000 – ($100,000 * 0.014706)).
The examples above do not include the effect of any surrender charges that may be applicable.
We will recalculate the Annual Withdrawal Amount on the next Contract Anniversary by multiplying the Benefit Base on that date by the Maximum Withdrawal Percentage. We also will apply a surrender charge to the Excess Withdrawal, if a surrender charge would otherwise be applicable.
Reduction of Contract Value to Zero
If the Contract Value is reduced to zero due to the deduction of fees or a SecurePay Withdrawal, the Contract will terminate and we will settle the benefit under your SecurePay rider as follows:
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We will pay the remaining AWA not yet withdrawn in the current Contract Year, if any, in a lump sum;

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We will establish an Annuity Date that is the Contract Anniversary following the date of the transaction that reduced the Contract Value to zero; and

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On the Annuity Date we will pay a monthly payment equal to the AWA divided by 12 until the death of the Owner, or if the rider covers two spouses, the death of the second spouse. Please note that we may accept different payment intervals.

If you request a surrender and your Contract Value at the time of the request is less than your remaining AWA for that Contract Year, we will pay you a lump sum equal to such remaining AWA.
If your Contract Value reduces to zero due to an Excess Withdrawal, we will terminate your Contract and the SecurePay rider. You will not be entitled to receive any further benefits under the SecurePay rider.
As with any distribution from the Contract, there may be tax consequences. In this regard, we intend to treat any amounts that you receive before the Annuity Date is established as described above and that are in the form of SecurePay Withdrawals as withdrawals. We intend to treat any amounts that you receive after the Annuity Date is established as described above and that are a settlement of the benefit under your SecurePay rider as annuity payments for tax purposes. See “TAXATION OF ANNUITIES IN GENERAL.”
Benefit Available on Maximum Annuity Date (oldest Owner’s or Annuitant’s 95th birthday)
You must annuitize the Contract no later than the oldest Owner’s or Annuitant’s 95th birthday (“Maximum Annuity Date”). The SecurePay 5 rider will terminate on the Annuity Date, whether or not you have begun your SecurePay Withdrawals.
If your SecurePay rider is in effect on the Maximum Annuity Date, in addition to the other Annuity Options available to you under your Contract, one of your Annuity Options will be to receive monthly annuity payments equal to the AWA divided by 12 for the life of the Covered Person (or the last surviving Covered Person if Joint Life Coverage was selected). If you do not select an Annuity Option, your monthly annuity payments will be the greater of  (i) the AWA divided by 12 or (ii) payments based upon the Contract Value for the life of the Annuitant with a 10-year Certain Period. We must receive written notification of your election of such annuity payments at least three days but no earlier than 90 days before the Maximum Annuity Date. For more information regarding Annuity Options, including Certain Period options, see “ANNUITY PAYMENTS, Annuity Options.”
SecurePay Fee
We deduct a fee for the SecurePay 5 rider that compensates us for the costs and risks we assume in providing this benefit. This SecurePay Fee is a percentage of the Benefit Base. We deduct this fee from your Contract Value on the Valuation Date that occurs after each Valuation Period containing a Monthly Anniversary Date. The SecurePay Fee is deducted from the Sub-Accounts of the Variable Account only; it is not deducted from the assets in the DCA Account. The monthly fee is deducted from the Sub-Accounts in the same proportion that the value of each Sub-Account bears to the total Contract Value in the Variable Account on that date. Accordingly, you must have transferred some assets from your DCA Account to Sub-Accounts in accordance with our Allocation Guidelines and Restrictions before the fee is charged. The monthly fee is deducted from a Sub-Account in the same proportion that the Sub-Account value bears to the total Contract Value in the Variable Account on that date.
See the Rate Sheet Prospectus Supplement attached to the Prospectus for the current SecurePay 5 Fee. We may increase the SecurePay Fee. However, we will not increase the SecurePay Fee above a maximum 2.00% (2.20% under RightTime) of the Benefit Base.
We reserve the right to increase the SecurePay fee up to the maximum stated above if, in our sole discretion, the increase is necessary or appropriate to cover the costs Protective Life incurs to mitigate the risks associated with offering the rider. If we increase the SecurePay Fee, we will give you at least 30 days’ written notice prior to the increase which notice will identify the date the increase in the SecurePay Fee will take place and provide instructions on how to accept or decline the increase. You may elect not to pay the increase in your SecurePay Fee. If you elect not to pay the increased SecurePay Fee, your SecurePay rider will not terminate, but your Benefit Base will be capped at its then current value and you will give up the opportunity for any future increases in the Benefit Base if your Contract Value exceeds your Benefit Base on subsequent Contract Anniversaries. You will continue to be assessed your current SecurePay Fee. We also will no longer calculate the SecurePay Roll-up Value when determining your Benefit Base if you elect not to pay the increase in your SecurePay Fee. You will continue to be assessed your current SecurePay Fee, even though you will no longer be entitled to additional SecurePay Roll-up Values. See “SecurePay 5 Rider.”
Terminating the SecurePay Rider
The SecurePay 5 rider will terminate upon the earliest of:
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the Valuation Date you terminate your SecurePay rider (permitted after the rider has been in effect for at least ten years);

•
the Valuation Date the Contract is surrendered or terminated;

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the Valuation Date your Contract Value reduces to zero due to an Excess Withdrawal;

•
the Valuation Date your Contract Value reduces to zero due to poor Sub-Account performance, the deduction of fees, and/or a SecurePay Withdrawal (subject to our obligation to make monthly payments to you, as set forth above under “Reduction of Contract Value to Zero”);

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the Valuation Date on or after the Benefit Election Date we receive instructions from you that results in a change in Covered Person(s);

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for a SecurePay 5 rider with one Covered Person, the date of the Covered Person’s death before the Annuity Date (even if the surviving spouse of the deceased Covered Person elects to continue the Contract);

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for a SecurePay 5 rider with two Covered Persons, the date of death of the last surviving Covered Person before the Annuity Date;

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the Maximum Annuity Date (being the Owner’s choice of the options outlined under “Benefit Available on Maximum Annuity Date (Oldest Owner’s or Annuitant’s 95th Birthday)”); or

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the Valuation Date we receive instructions that are not in compliance with our Allocation Guidelines and Restrictions for Protected Lifetime Income Benefits.

Deduction of the monthly fee for the SecurePay 5 rider ceases upon termination. We will not refund the SecurePay fees you have paid if your SecurePay rider terminates for any reason. If your SecurePay 5 rider terminates, you may not reinstate it or purchase a new rider except as described below under “Spousal Continuation” and “Reinstating Your SecurePay Rider Within 30 Days of Termination.”
Spousal Continuation
Upon the death of the Owner before the Benefit Election Date, if the surviving spouse elects to continue the Contract and become the new Owner, the surviving spouse may also continue the SecurePay rider, provided the surviving spouse meets the rider’s issue age requirements as of the Rider Issue Date or as of any date prior to the date we receive the written request to continue the Contract. On the next Contract Anniversary, the Benefit Base will be the greater of  (1) the Contract Value (which will reflect the Death Benefit), or (2) the current Benefit Base.
If the SecurePay Benefit Election Form indicates Single Life Coverage and the SecurePay rider terminates due to the death of the Covered Person following the Benefit Election Date and the surviving spouse elects to continue the Contract and become the new Sole Owner, then the surviving spouse may purchase a new SecurePay 5 rider before the Annuity Date if we are offering the rider at that time. If all the conditions to purchase a new SecurePay 5 rider have been met, we will issue the rider upon our receipt of the surviving spouse’s written request. The new rider will be subject to the terms and conditions of the SecurePay 5 rider in effect at the time it is issued. This means:
•
The initial Benefit Base will be equal to the Contract Value as of the new Rider Issue Date.

•
We will impose the current SecurePay Fee in effect on the new Rider Issue Date.

The surviving spouse may not purchase a new SecurePay 5 rider if he or she does not meet the rider’s issue age requirements as of the Rider Issue Date or the date we receive the written request to continue the Contract. Only the surviving spouse is eligible to be a Covered Person under the new rider, and the rider will terminate upon the death of that Covered Person. Please note that we may limit the availability of the SecurePay 5 rider at any time.
If the SecurePay Benefit Election Form indicates Joint Life Coverage and a Covered Person dies following the Benefit Election Date, and if the surviving spouse elects to continue the Contract and the SecurePay rider, the Annual Withdrawal Amount remains the same until the next Contract Anniversary. On the next Contract Anniversary, the Benefit Base will be the greater of the Contract Value (which will reflect the addition of the Death Benefit) or the current Benefit Base and we will recalculate the Annual Withdrawal Amount, if necessary, using the Maximum Withdrawal Percentage associated with Joint Life Coverage.
Reinstating Your SecurePay Rider Within 30 Days of Termination
If your SecurePay rider terminated due to a Prohibited Allocation instruction (see “ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS”) or due to a change in Covered Person after the Benefit Election Date (see “Designating the Covered Person(s)”), and you made no additional Purchase Payment after the termination, you may request that we reinstate the rider.
If termination occurred due to a Prohibited Allocation instruction, your written reinstatement request must correct the previous Prohibited Allocation instruction by either directing us to allocate your Contract Value in accordance with the rider’s Allocation Guidelines and Restrictions and/or resume portfolio rebalancing. If termination occurred due to a change in Covered Person after the Benefit Election Date, your written reinstatement request must correct the change in Covered Person by directing us to designate under the reinstated rider the original Covered Person(s) that had been selected on the Benefit Election Date.
We must receive your written reinstatement request within 30 days of the date the rider terminated. The reinstated rider will have the same terms and conditions, including the same SecurePay Rider Issue Date, Benefit Base, AWA, SecurePay Fee and Maximum Withdrawal Percentage as it had prior to termination.
Tax Consequences
Treatment of Civil Unions, Domestic Partners, and Divorce.   If state law affords legal recognition to domestic partnerships or civil unions, the Rider will treat individuals who are in a bona fide civil union or domestic partnership as married and spouses for purposes of the Rider. However, as described above in “Death Benefit — Continuation of the Contract by a Surviving Spouse,” for federal tax law purposes such individuals are not treated as “spouses.” Likewise, if the Covered Persons are no longer married as of the date of death, such individuals are no longer treated as spouses for federal tax law purposes. As a result, if a beneficiary of a deceased owner and the owner were parties to a civil union or domestic partnership, or if the beneficiary and the deceased owner were no longer married as of the date of death, the beneficiary will be required by federal tax law to take distributions from the Contract in the manner applicable to non-spouse beneficiaries and will not be able to continue the Contract. In some circumstances, these required distributions could substantially reduce or eliminate the SecurePay rider benefit while the surviving Beneficiary is still alive.
In addition, the rider allows the surviving spouse of a deceased owner who continues the Contract and becomes the new owner to either continue the SecurePay rider or purchase a new rider (depending on the date of death and whether the rider provides single or joint life coverage). This right is only available to an individual who was the spouse of the deceased owner within the meaning of federal tax law because only such a spouse is eligible to continue the Contract under federal tax law.
An individual who is a party to a civil union or a domestic partnership should not purchase the SecurePay rider before consulting legal and financial advisors and carefully evaluating whether the SecurePay rider is suitable for his or her needs.
Other Tax Matters.   For a discussion of other tax consequences specific to the SecurePay rider, please see “TAXATION OF ANNUITIES IN GENERAL, Tax Consequences of Protected Lifetime Income Benefits” and “QUALIFIED RETIREMENT PLANS, Protected Lifetime Income Benefits.”
SecurePay ME: Increased AWA for Certain Medical Conditions
If you have certain medical conditions, and you have held your Contract for two years or more, you may qualify for an increase in your AWA at the time you establish your Benefit Election Date. You may not apply for an increased AWA after the Benefit Election Date.
Note: The two-year waiting period for the SecurePay ME benefit begins on the Contract’s Issue Date (not necessarily when you select the SecurePay 5 rider). A new waiting period begins if ownership of the Contract changes.
At present, the maximum age at which you may apply for a medical evaluation of your benefit under the SecurePay 5 rider and request the SecurePay ME benefit is age 75. We reserve the right to change this maximum age so that in the future the maximum age for medical evaluation may increase or decrease, if, in our sole discretion, such change is necessary or appropriate to mitigate the risks and costs Protective Life assumes in offering the benefit. We determine the maximum age based on a variety of factors including current life expectancies, developments in medical treatment and technology, and the costs to us of providing the SecurePay ME benefit, as well as the costs of the various death benefits we make available under the Contract.
After receiving your application for the SecurePay ME benefit, we will determine, in our sole discretion, whether a medical condition will qualify for an increased benefit under the SecurePay ME benefit and, if so, the amount of the increase. In general, in order to qualify for an increased AWA, the medical condition must be one which significantly reduces life expectancy. Our evaluation of life expectancy will be based on a review of the medical records made available to us and our assessment of the specific characteristics and severity of an impairment or impairments, including, but not limited to, our judgment as to your individual medical condition and the likelihood of improved medical treatment for that condition. Based upon this evaluation, we will assign a life expectancy or “table” rating in accordance with the guidance provided in standard industry underwriting manuals and written company guidelines specific to assessing longevity in the context of annuity payments, rather than life insurance underwriting. The table rating will correspond to an estimated decrease in life expectancy compared to other persons of the same age and gender without significant medical impairments. Because of their complexity or severity, or both, certain impairments or combinations of impairments will require the expertise and knowledge of our Medical Director, who will assist us in determining the appropriate life expectancy table rating. As part of this process, the Medical Director will review the medical records in light of our underwriting manual/guidelines and pertinent medical literature.
After a table rating has been assigned, it will be used to determine whether, and the extent to which, we will increase the AWA. Table ratings currently range from 1 to 16. The higher the table rating, the greater the estimated decrease in longevity. In order to qualify for an increased AWA, the estimated decrease in longevity currently must be greater than or equal to 25%. The table rating required to hit this threshold will vary depending on your age and sex. We also will take into account our experience and expectations regarding the mortality of the entire pool of Covered Persons under all SecurePay riders, as well as the investment performance of the required allocations under our Allocation Guidelines and Restrictions and our expectations regarding the securities markets in general. The factors upon which we base our decision, the weight we give to each factor and the table rating requirements may change periodically.
If we determine that an increase in your AWA is warranted, the Maximum Withdrawal Percentage that you receive will be from 0.25% to 2.00% higher than you would otherwise receive. The amount of any increase in the Maximum Withdrawal Percentage that we may make available will apply consistently to all similarly rated applicants. After the Benefit Election Date, the amount of your increase will not change. An increase in your AWA will not affect the amount of the SecurePay Fee, although we may charge a processing fee to establish the SecurePay ME benefit, as described below.
Note: We reserve the right to discontinue this benefit at any time if, in our sole discretion, such change is necessary or appropriate to mitigate the risks and costs Protective Life assumes in offering the benefit.
How to Apply for an Increased AWA.   You may ask for a determination as to whether you (or in the case of Joint Life Coverage, you and your spouse) qualify for an increased AWA because of certain serious medical conditions if you have held your Contract for two or more years.
If you believe you may qualify for an increased AWA, you should provide Written Notice to us in order to begin the process. Among other things, you must complete a SecurePay ME questionnaire and authorize us to obtain copies of your medical records and a statement from your attending physician as well as certain other personal information.
If we determine that you do not qualify for the increased AWA, you may request a subsequent determination of qualification if one year or more has passed since the previous determination of qualification.
If you have questions about applying for an increased AWA under the SecurePay ME benefit, or to obtain a copy of the SecurePay ME questionnaire and other forms required to apply, you can call us at 1-800-456-6330 or write to us at Protective Life and Annuity Insurance Company, P.O. Box 1928, Birmingham, Alabama 35202-1928.
Note: You may not apply for an increased AWA after the Benefit Election Date.
In the case of a Contract with two Owners who are spouses, or if there is one Owner and a spouse who is the sole Primary Beneficiary, a request may be made for a determination regarding an increased AWA for Single Coverage for the older of the spouses or for Joint Coverage for both spouses. If you request Joint Coverage, we will require a medical evaluation of both spouses and we will advise you of our determination with respect to Single and Joint Coverage. The increased AWA will continue for the lives of both spouses.
Note: Although Single Coverage may provide a higher AWA than Joint Coverage, you should consider that Single Coverage terminates upon the death of the Covered Person following the Benefit Election Date.
We will assess a charge for evaluating your request for an increased AWA only if we determine that you qualify for an increased AWA and you elect to begin taking your SecurePay Withdrawals at the increased AWA. However, if you request an increase in AWA under the SecurePay ME feature more than twice, we will deduct the charge from your current Contract Value whether or not we determine that you qualify for an increased AWA and whether or not you begin taking your SecurePay Withdrawals at the increased AWA.
The current fee is $150 for each person designated as a “Covered Person” in the Benefit Election Form, in other words, $150 for Single Coverage and $300 for Joint Coverage if the AWA is increased. Although we may increase this charge, it will not be more than $300 per Covered Person. We will deduct the charge from your current Contract Value when you submit your Benefit Election Form.
Electing to Begin Your SecurePay Withdrawals after a Determination that You are Eligible for an Increased AWA.    We must receive your Benefit Election Form at our Administrative Office within 6 months after the date we notify you that you are eligible for the increased AWA. If we do not receive this form within this time period, we will not increase your AWA, but you may request a subsequent determination of qualification if one year or more has passed since the previous determination of qualification.
Required Minimum Distributions
If the SecurePay 5 rider is purchased for use with a Qualified Contract, the Qualified Contract must comply with the required minimum distribution (RMD) rules under the Code Section 401(a)(9). The SecurePay 5 rider, and certain other benefits that the IRS may characterize as “other benefits” for purposes of the regulations under Code Section 401(a)(9), may increase the amount of the RMD that must be taken from your Qualified Contract. See “QUALIFIED RETIREMENT PLANS.”
After the Benefit Election Date, we permit withdrawals from a Qualified Contract that exceed the AWA in order to satisfy the RMD for the Qualified Contract without compromising the SecurePay guarantees. In particular, if you provide us with Written Notice of an RMD at the time you request a SecurePay Withdrawal from your Qualified Contract, we will compute an amount that is treated under the SecurePay rider as the RMD for the calendar year with respect to your Qualified Contract. Note that although the tax law may permit you in certain circumstances to take distributions from your Qualified Contract to satisfy the RMDs with respect to other retirement plans established for your benefit, only the amount computed by us as the RMD with respect to your Qualified Contract is treated as an RMD for purposes of the SecurePay rider. Also, if you do not provide us with Written Notice of an RMD at the time you request a SecurePay Withdrawal, the entire amount by which the withdrawal exceeds any remaining AWA for the Contract Year will reduce the amount of your future AWA and could reduce your Benefit Base.
In the future, we may institute certain procedures, including requiring that RMD be established as automatic, periodic distributions, in order to ensure that RMDs for a calendar year do not exceed the AWA for the corresponding Contract Year.
In general, under the SecurePay 5 rider, you may withdraw the greater of  (i) your AWA for a contract year or (ii) the RMD attributable to your Contract that is determined as of December 31st immediately preceding the beginning of your contract year.
Note: If the Benefit Election Form is submitted before the first RMD under Code Section 401(a)(9) is due, we may adjust the amount of your maximum SecurePay Withdrawal for the contract year that includes the due date for the first RMD so that the maximum amount of your withdrawal under the SecurePay 5 rider will be the greater of your first RMD or AWA plus the greater of your second RMD or AWA minus your actual withdrawals in the previous contract year. Thereafter, the maximum allowed is the greater of the AWA or the RMD determined as of the preceding December 31st.

Benefits Limitation [Table Text Block]
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Benefit limits available Investment Options

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No Purchase Payments two years or more after Rider Issue Date or on or after Benefit Election Date, whichever comes first

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Excess Withdrawals may significantly reduce or eliminate value of benefit

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Available to Contract Owners age 60 to 85.

Limitations, Restrictions, and Risks of Benefit [Text Block]
ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS
In order to maintain the SecurePay 5 rider or the Protective Income Manager rider, you must allocate your Purchase Payments and Contract Value in accordance with the Allocation Guidelines and Restrictions that we have established. The Allocation Guidelines and Restrictions are designed to limit our risk under these riders.
Specifically, you must: (1) allocate all of your Purchase Payments and Contract Value in accordance with the Allocation by Investment Category guidelines (described below), (2) allocate all of your Purchase Payments and Contract Value in accordance with one of the three eligible Benefit Allocation Model Portfolios (described below) or (3) allocate all of your Purchase Payments and Contract Value to one of the permissible single investment options. All of the investment options available under the Allocation Guidelines and Restrictions are described below. You may also allocate your Purchase Payments to the dollar cost averaging (“DCA”) Account(s), provided that transfers from the DCA Account are allocated to the Sub-Accounts in accordance with the Allocation Guidelines and Restrictions described above.
Note: The Allocation Guidelines and Restrictions, as well as the inclusion of Funds that employ volatility management strategies in the Investment Options available under your Contract, are intended in part to reduce risks of investment losses that would require us to use our own assets to make payments in connection with the guarantees provided by the SecurePay 5 rider and the Protective Income Manager rider. The Allocation Guidelines and Restrictions, and the inclusion of Funds that employ volatility management strategies are designed to reduce the overall volatility of your Contract Value. During rising markets, the Allocation Guidelines and Restrictions and the Funds that employ volatility management strategies could cause Contract Value to rise less than would have been the case had you been invested in Funds with more aggressive investment strategies. Conversely, investing according to the Allocation Guidelines and Restrictions, and in Funds that employ volatility management strategies, may be helpful in a declining market when high market volatility triggers a reduction in the Funds’ equity exposure, because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your Contract Value may decline less than would have been the case had you not been invested in a Fund or Funds that feature volatility management strategies.
There is no guarantee that the Allocation Guidelines and Restrictions, or Funds with volatility management strategies, can limit volatility in your investment portfolio, and you may lose principal.
To the extent that the Allocation Guidelines and Restrictions and the Funds with managed volatility strategies are successful in reducing overall volatility, we will benefit from a reduction of the risk arising from our guarantee obligations under the riders and we will have less risk to hedge under the riders than would be the case if Owners did not invest in accordance with the Allocation Guidelines and Restrictions and in the Funds with managed volatility strategies. The Allocation Guidelines and Restrictions and investment in Funds with managed volatility strategies may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if they are consistent with your investment objectives.
NOTE: You may not allocate any of your Purchase Payments or Contract Value to the Fixed Account.
Allocation by Investment Category.   The following Allocation by Investment Category guidelines specify the minimum and maximum percentages of your Contract Value that must be allocated to each of the four categories of Sub-Accounts listed below in order for you to remain eligible for benefits under the SecurePay5 rider or the Protective Income Manager rider (unless you are fully invested in a Benefit Allocation Model or a permissible single investment option, as described above). You can select the percentage of Contract Value to allocate to individual Sub-Accounts within each group, but the total investment for all Sub-Accounts in a group must comply with the specified minimum and maximum percentages for that group.
These Allocation by Investment Category guidelines may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if they are consistent with your investment objectives.
Allocation by Investment Category
Category 1
Minimum Allocation: 40%
Maximum Allocation: 100%
American Funds® IS The Bond Fund of America®
American Funds® IS U.S. Government Securities
Columbia Variable Portfolio — Intermediate Bond
Columbia Variable Portfolio — Limited Duration Credit
Fidelity® VIP FundsManager 20%
Fidelity® VIP Investment Grade Bond
Franklin U.S. Government Securities VIP
Goldman Sachs VIT Core Fixed Income
Invesco® V.I. Government Securities
Invesco® V.I. U.S. Government Money
Lord Abbett Series Fund - Short Duration Income
PIMCO VIT Low Duration
PIMCO VIT Short-Term
PIMCO VIT Total Return
Protective Life Dynamic Allocation Series — Conservative
Western Asset Core Plus VIT

Category 2
Minimum Allocation: 0%
Maximum Allocation: 60%
American Funds® IS Asset Allocation
American Funds® IS Capital Income Builder®
BlackRock 60/40 Target Allocation ETF V.I.
BlackRock Global Allocation V.I.
Columbia Variable Portfolio — Balanced
Columbia Variable Portfolio — Strategic Income
Fidelity® VIP Asset Manager
Fidelity® VIP Balanced
Fidelity® VIP Target Volatility
Franklin Income VIP
Franklin Strategic Income VIP
Goldman Sachs VIT Trend Driven Allocation Fund(1)
Invesc® V.I. Conservative Balanced
Invesco® V.I. Equity and Income
Invesco® V.I. Balanced-Risk Allocation(1)
Lord Abbett Series Fund - Bond Debenture
Invesco® V.I. Global Strategic Income
PIMCO VIT All Asset
PIMCO Global Diversified Allocation(1)
PIMCO VIT High Yield
PIMCO VIT Income
PIMCO VIT Long-Term U.S. Government
PIMCO VIT Real Return
Protective Life Dynamic Allocation Series — Moderate
Templeton Global Bond VIP

(1)
The Fund includes a volatility management strategy as part of the Fund’s investment objective and/or principal investment strategy. (See “Allocation Guidelines and Restrictions for Protected Lifetime Income Benefits.”)

Category 3
Minimum Allocation: 0%
Maximum Allocation: 25%
AB VPS Large Cap Growth
AB VPS Relative Value
American Funds® IS Washington Mutual Investors FundSM
American Funds® IS Global Growth
American Funds® IS Growth
American Funds® IS Capital World Growth and Income Fund®
American Funds® IS Growth-Income
ClearBridge Variable Dividend Strategy
ClearBridge Variable Large Cap Growth
Fidelity® VIP Contrafund®
Fidelity® VIP FundsManager 85%
Fidelity® VIP Health Care
Fidelity® VIP Index 500
Fidelity® VIP Mid Cap
Franklin Mutual Global Discovery VIP
Franklin Mutual Shares VIP
Franklin Rising Dividends VIP
Goldman Sachs VIT Strategic Growth
Invesco® V.I. American Value
Invesco® V.I. Comstock
Invesco® V.I. Growth and Income
Invesco® V.I. EQV International Equity
Lord Abbett Series Fund - Dividend Growth
Lord Abbett Series Fund - Fundamental Equity
Invesc® V.I. Capital Appreciation
Invesco® V.I. Main Street Fund®
Protective Life Dynamic Allocation Series — Growth
T. Rowe Price® Blue Chip Growth
T. Rowe Price® Health Sciences

Category 4
No Allocation Permitted if SecurePay 5
or Protective Income Manager is Selected
AB VPS Small Cap Growth
AB VPS Discovery Value
American Funds® IS Global Small Capitalization
American Funds® IS International
American Funds® IS New World Fund®
ClearBridge Variable Mid Cap
ClearBridge Variable Small Cap Growth
Columbia Variable Portfolio — Select Mid Cap Value
Fidelity® VIP Energy
Franklin DynaTech VIP
Franklin Small Cap Value VIP
Franklin Small-Mid Cap Growth VIP
Goldman Sachs VIT Mid Cap Growth
Goldman Sachs VIT Mid Cap Value
Goldman Sachs International Equity Insights
Goldman Sachs VIT Small Cap Equity Insights
Invesco® V.I. Global Real Estate
Invesco® V.I. Main Street Small Cap Fund®
Invesco® V.I. Discovery Mid Cap Growth
Invesco® V.I. Small Cap Equity
Lord Abbett Series Fund - Growth Opportunities
Lord Abbett Series Fund - Mid Cap Stock
Invesco® V.I. Global
Royce Capital Small-Cap
Templeton Developing Markets VIP
Templeton Foreign VIP
Templeton Growth VIP

The Benefit Allocation Model Portfolios.   Each of the Model Portfolios except the Growth Focus model will satisfy our Allocation Guidelines and Restrictions (the “Benefit Allocation Model Portfolios”). See “Asset Allocation Model Portfolios.”
In general, the investment strategies employed by the Benefit Allocation Model Portfolios all include allocations that focus on conservative, high quality bond funds, that combine bond funds and blended stock funds, or that emphasize blended stock funds while including a significant weighting of bond funds. Each of these allocation models seeks to provide income and/or capital appreciation while avoiding excessive risk. If you are seeking a more aggressive growth strategy, the Benefit Allocation Model Portfolios are probably not appropriate for you.
The Benefit Allocation Model Portfolios may include Funds that employ volatility management strategies. For more information on how Funds with volatility management strategies may affect your Contract Value, and how such Funds may benefit us, see “ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS” above.
If you allocate your Purchase Payments and Contract Value in accordance with one of the eligible Benefit Allocation Model Portfolios, we will allocate your Purchase Payments and transfers out of the DCA Accounts, as the case may be, in accordance with the Benefit Allocation Model Portfolio you selected. Although you may allocate all or part of your Purchase Payments and Contract Value to a Benefit Allocation Model Portfolio, you may only select one Benefit Allocation Model Portfolio at a time. You may, however, change your Benefit Allocation Model Portfolio selection provided the new portfolio is one specifically permitted for use with the SecurePay 5 rider or the Protective Income Manager rider.
Other asset allocation model portfolios composed of underlying Sub-Accounts made available from time to time as Investment Options under your Contract may also satisfy our Allocation Guidelines and Restrictions. For more information on the Allocation Guidelines and Restrictions applicable to available Portfolio Company Models, contact your financial adviser
Permissible Single Investment Options.   You may also satisfy the Allocation Guidelines and Restrictions by allocating 100% of your Purchase Payments and Contract Value to one of the following permissible single investment options:
•
Protective Life Dynamic Allocation Series — Conservative Portfolio

•
Protective Life Dynamic Allocation Series — Moderate Portfolio

If more than one single investment option is available, you must allocate your Purchase Payments and Contract Value to only one of these options.
Changes to the Allocation Guidelines and Restrictions.   For purposes of the Allocation by Investment Category guidelines, we determine in our sole discretion whether a Sub-Account is classified as Category 1, Category 2, Category 3, or Category 4. We will provide you with at least five business days prior Written Notice of any changes in classification of Investment Options. We may change the list of Sub-Accounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group, or change the investment options that are or are not available to you, at any time, in our sole discretion. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under the SecurePay 5 rider or the Protective Income Manager rider.
With respect to the Benefit Allocation Model Portfolios, we determine in our sole discretion whether a Benefit Allocation Model Portfolio will continue to be available with the SecurePay rider or the Protective Income Manager rider. We may offer additional Benefit Allocation Model Portfolios or discontinue existing Benefit Allocation Model Portfolios at any time in our sole discretion. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under the SecurePay rider or the Protective Income Manager rider. We will provide you with written notice at least five business days before any changes to the Benefit Allocation Model Portfolios take effect.
We may add to, or remove from, the list of single investment options available to satisfy the Allocation Guidelines and Restrictions in our sole discretion at any time.
If you receive notice of a change to the Allocation Guidelines and Restrictions (including changes to your Benefit Allocation Model Portfolio), you are not required to take any action. We will continue to apply Purchase Payments you submit without allocation instructions, and process automatic DCA and portfolio rebalancing transfers, according to your Contract allocation established before the Allocation Guidelines and Restrictions changed. We will only apply the new Allocation Guidelines and Restrictions to additional Purchase Payments submitted with new allocation instructions or to future transfers of Contract Value (not including DCA transfers or transfers made to reallocate your Contract Value under the portfolio rebalancing program) because allocation instructions that accompany a Purchase Payment and instructions to transfer Contract Value change your current Contract allocation. This means you will not be able to make additional Purchase Payments submitted with new allocation instructions or transfers of Contract Value until your current allocation instructions meet the Allocation Guidelines and Restrictions in effect at that time (although you will still be required to participate in the portfolio rebalancing program).
Portfolio Rebalancing.   You must elect portfolio rebalancing if you select the SecurePay 5 rider or the Protective Income Manager rider. Under this program, we will “re-balance” your Variable Account value based on your allocation instructions in effect at the time of the rebalancing. You may specify rebalancing on a quarterly, semi-annual, or annual basis. If you do not specify the period, we will rebalance your Variable Account value semi-annually based on the Rider Issue Date. We will also rebalance your Variable Account value each time your Contract allocation is changed, for example, when we receive a request to transfer Contract Value (not including DCA or portfolio rebalancing transfers) or when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions. (See “Portfolio Rebalancing.”)
Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each reallocation. We reserve the right to change the rebalancing frequency, at any time if, in our sole discretion, such change is necessary or appropriate to mitigate the risks and costs Protective Life assumes in offering the riders. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.
If you terminate the rebalancing of your Variable Account value, we will consider this to be a Prohibited Allocation Instruction and we will terminate your SecurePay 5 rider or the Protective Income Manager rider (see below).
Note: Changes to the Allocation Guidelines and Restrictions, to the frequency of portfolio rebalancing or to the composition of the Model Portfolios, when and if applied to your Contract Value allocations, may negatively affect the overall performance of the Investment Options in the affected Sub-Accounts.
Prohibited Allocation Instructions.   If you instruct us to allocate Purchase Payments or Contract Value, or to take withdrawals, in a manner that is not consistent with our Allocation Guidelines and Restrictions (a “Prohibited Allocation instruction”), we will terminate your SecurePay rider or Protective Income Manager rider. For example, if you are following the Allocation by Investment Category guidelines and you provide new instructions allocating 30% of your Contract Value to the Fidelity VIP Contrafund Sub-Account, we will consider this to be a Prohibited Allocation Instruction because the maximum allocation you may make to the Sub-Accounts in Category 3 is 25% of your Contract Value.
For purposes of allocating your Purchase Payments and Contract Value a Prohibited Allocation instruction includes:
a.
allocating a Purchase Payment so that the allocation of your Contract Value following the Purchase Payment is inconsistent with the Allocation Guidelines and Restrictions;

b.
directing a dollar cost averaging transfer so that the allocation of your Contract Value following the transfer is inconsistent with the Allocation Guidelines and Restrictions;

c.
transferring any Contract Value so that the allocation of your Contract Value following the transfer is inconsistent with the Allocation Guidelines and Restrictions;

d.
deducting the proceeds of a withdrawal from an Investment Option so that the allocation of your Contract Value following the withdrawal is inconsistent with the Allocation Guidelines and Restrictions; or

e.
terminating the rebalancing of your Contract Value.

If we terminate your SecurePay 5 rider or Protective Income Manager rider due to a Prohibited Allocation instruction, you may reinstate the rider subject to certain conditions. See “Reinstating Your SecurePay 5 Rider Within 30 Days of Termination” or “Reinstating the Protective Income Manager Rider Within 30 Days of Termination,” as applicable.

SecurePay 5 Rider Under RightTime Reflecting the Current Charge [Member]
Prospectus:
Surrender Example [Table Text Block]
	1 year	3 years	5 years	10 years
Maximum Fund Expense	$11,470	$21,067	$30,003	$54,370
Minimum Fund Expense	$9,657	$15,717	$21,152	$37,254

Surrender Expense, 1 Year, Maximum [Dollars]	$ 11,470
Surrender Expense, 1 Year, Minimum [Dollars]	9,657
Surrender Expense, 3 Years, Maximum [Dollars]	21,067
Surrender Expense, 3 Years, Minimum [Dollars]	15,717
Surrender Expense, 5 Years, Maximum [Dollars]	30,003
Surrender Expense, 5 Years, Minimum [Dollars]	21,152
Surrender Expense, 10 Years, Maximum [Dollars]	54,370
Surrender Expense, 10 Years, Minimum [Dollars]	$ 37,254
Annuitize Example [Table Text Block]
	1 year	3 years	5 years	10 years
Maximum Fund Expense	$3,904	$11,831	$19,917	$40,851
Minimum Fund Expense	$1,955	$6,040	$10,371	$22,372
		[7]
Annuitized Expense, 1 Year, Maximum [Dollars]	$ 5,189	[7]
Annuitized Expense, 1 Year, Minimum [Dollars]	3,251	[7]
Annuitized Expense, 3 Years, Maximum [Dollars]	15,728	[7]
Annuitized Expense, 3 Years, Minimum [Dollars]	10,048	[7]
Annuitized Expense, 5 Years, Maximum [Dollars]	26,485	[7]
Annuitized Expense, 5 Years, Minimum [Dollars]	17,257	[7]
Annuitized Expense, 10 Years, Maximum [Dollars]	54,370	[7]
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 37,254	[7]
No Surrender Example [Table Text Block]
	1 year	3 years	5 years	10 years
Maximum Fund Expense	$3,904	$11,831	$19,917	$40,851
Minimum Fund Expense	$1,955	$6,040	$10,371	$22,372

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 5,189
No Surrender Expense, 1 Year, Minimum [Dollars]	3,251
No Surrender Expense, 3 Years, Maximum [Dollars]	15,728
No Surrender Expense, 3 Years, Minimum [Dollars]	10,048
No Surrender Expense, 5 Years, Maximum [Dollars]	26,485
No Surrender Expense, 5 Years, Minimum [Dollars]	17,257
No Surrender Expense, 10 Years, Maximum [Dollars]	54,370
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 37,254
SecurePay 5 Rider Under RightTime Reflecting the Maximum Charge [Member]
Prospectus:
Surrender Example [Table Text Block]
	1 year	3 years	5 years	10 years
Maximum Fund Expense	$12,311	$23,641	$34,430	$63,905
Minimum Fund Expense	$10,505	$18,358	$25,773	$47,665

Surrender Expense, 1 Year, Maximum [Dollars]	$ 12,311
Surrender Expense, 1 Year, Minimum [Dollars]	10,505
Surrender Expense, 3 Years, Maximum [Dollars]	23,641
Surrender Expense, 3 Years, Minimum [Dollars]	18,358
Surrender Expense, 5 Years, Maximum [Dollars]	34,430
Surrender Expense, 5 Years, Minimum [Dollars]	25,773
Surrender Expense, 10 Years, Maximum [Dollars]	63,905
Surrender Expense, 10 Years, Minimum [Dollars]	$ 47,665
Annuitize Example [Table Text Block]
	1 year	3 years	5 years	10 years
Maximum Fund Expense	$6,089	$18,461	$31,100	$63,905
Minimum Fund Expense	$4,158	$12,851	$22,074	$47,665
		[7]
Annuitized Expense, 1 Year, Maximum [Dollars]	$ 6,089	[7]
Annuitized Expense, 1 Year, Minimum [Dollars]	4,158	[7]
Annuitized Expense, 3 Years, Maximum [Dollars]	18,461	[7]
Annuitized Expense, 3 Years, Minimum [Dollars]	12,851	[7]
Annuitized Expense, 5 Years, Maximum [Dollars]	31,100	[7]
Annuitized Expense, 5 Years, Minimum [Dollars]	22,074	[7]
Annuitized Expense, 10 Years, Maximum [Dollars]	63,905	[7]
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 47,665	[7]
No Surrender Example [Table Text Block]
	1 year	3 years	5 years	10 years
Maximum Fund Expense	$6,089	$18,461	$31,100	$63,905
Minimum Fund Expense	$4,158	$12,851	$22,074	$47,665

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 6,089
No Surrender Expense, 1 Year, Minimum [Dollars]	4,158
No Surrender Expense, 3 Years, Maximum [Dollars]	18,461
No Surrender Expense, 3 Years, Minimum [Dollars]	12,851
No Surrender Expense, 5 Years, Maximum [Dollars]	31,100
No Surrender Expense, 5 Years, Minimum [Dollars]	22,074
No Surrender Expense, 10 Years, Maximum [Dollars]	63,905
No Surrender Expense, 10 Years, Minimum [Dollars]	47,665
SecurePay Medical Evaluation Fee for Joint Coverage [Member]
Prospectus:
Other Transaction Fee, Maximum [Dollars]	300
SecurePay Medical Evaluation Fee for Single Coverage [Member]
Prospectus:
Other Transaction Fee, Maximum [Dollars]	150
SecurePay Medical Evaluation Fee [Member]
Prospectus:
Other Transaction Fee, Maximum [Dollars]	$ 300	[23]

[1]
The surrender charge is based upon cumulative Purchase Payments as of the date each Purchase Payment is applied to the Contract, and decreases over time. The total of surrender charges assessed will not exceed 9% of aggregate Purchase Payments. (See “Surrender Charge, Determining the Surrender Charge” in the Prospectus.)

[2]
We calculate the Base Contract fee by dividing the total amount we receive from the annual contract maintenance fee, the mortality and expense risk charge and the administration charge for the last fiscal year by the total average net assets attributable to the Contracts for that year.

[3]	As a percentage of Fund assets.
[4]
Protective Life currently does not charge this Transfer Fee, but reserves the right to do so in the future for each transfer after the first 12 transfers in any Contract Year. We will give written notice thirty (30) days before we impose a Transfer Fee. (See “CHARGES AND DEDUCTIONS, Transfer Fee” in the Prospectus.)

[5]
Includes the annual contract maintenance fee. We will waive the annual contract maintenance fee if your Contract Value or aggregate Purchase Payments, reduced by surrenders and surrender charges, is $100,000 or more. (See “CHARGES AND DEDUCTIONS, Contract Maintenance Fee” in the Prospectus.)

[6]
Base Contract Expenses include a mortality and expense risk charge equal on an annual basis to 1.20% of the average daily net assets of the Variable Account attributable to your Contract and an administration charge equal on an annual basis to 0.10% of average daily net assets of the Variable Account attributable to your Contract.

[7]
You may not annuitize your Contract within 1 year of the Issue Date. For more information, see “ANNUITY PAYMENTS, Annuity Date, Changing the Annuity Date in the Prospectus.” The death benefit fee does not apply after the Annuity Date.

[8]
These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Contract Owners and will continue past the current year.

[9]	This Fund is not available to Contracts issued on or after May 1, 2021.
[10]
The “Annual Fund Expenses after any waivers or expense reimbursements” line in the above table shows the range of minimum and maximum fees and expenses based on the expenses of all Funds after taking into account contractual fee waiver or expense reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Contract Owners and will continue past the current year.

[11]	As an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date.
[12]
The Maximum Anniversary Value Death Benefit is equal to the greatest of  (i) your Contract Value, (ii) your Purchase Payments less an adjustment for withdrawals, or (iii) the highest anniversary value of the Contract before the Owner’s 80th birthday. For more information on these death benefit values and fees, and how they are calculated, please see the “DEATH BENEFIT” and “CHARGES AND DEDUCTIONS, Death Benefit Fee” sections in the Prospectus.

[13]
The Maximum Quarterly Value Death Benefit is equal to the greatest of  (i) your Contract Value, (ii) your Purchase Payments less an adjustment for withdrawals, or (iii) the highest quarterly value of the Contract before the Owner’s 80th birthday. For more information on these death benefit values and fees, and how they are calculated, please see the “DEATH BENEFIT” and “CHARGES AND DEDUCTIONS, Death Benefit Fee” sections in the Prospectus.

[14]	As an annualized percentage of Contract Value, beginning on the 1st Monthly Anniversary Date following election of the rider.
[15]
If you wish to purchase the Protective Income Manager rider when you purchase the Contract or plan to do so later under the RightTime option, you must choose the Return of Purchase Payments Death Benefit. We will not issue the Protective Income Manager rider if you select either the Maximum Anniversary Value Death Benefit or the Maximum Quarterly Value Death Benefit. (See “Protective Income Manager” in the Prospectus). You may not change your death benefit selection after your Contract is issued.

[16]
The Protective Income Manager fee is a percentage of the greater of: (i) the Contract Value on the fee calculation date; or (ii) the Contract Value on the later of the Contract Issue Date or the most recent Reset Date. For more detailed information about the fee and fee increases, see “Protective Income Manager, Increase in Protective Income Manager Fee” in the Prospectus.

[17]	You may not purchase both the SecurePay 5 rider and the Protective Income Manager rider.
[18]
Fee is calculated as an annualized percentage of the greatest of: (1) Contract Value on each Monthly Anniversary Date; (2) Contract Value on the later of the Rider Issue Date or most recent Reset Date (Contract Anniversary following an Excess Withdrawal); and (3) sum of all Purchase Payments received less any Excess Withdrawals made during the 120 day period following the Rider Issue Date.

[19]	As an annualized percentage of the Benefit Base on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date following election of the rider.
[20]
The Benefit Base is a value used to calculate the Annual Withdrawal Amounts, and the fees charged, under the SecurePay rider. If the rider is purchased at issue, your initial Benefit Base is equal to your initial purchase payments. If the rider is added through RightTime, your initial Benefit Base is equal to your Contract Value on the Rider Issue Date. For more information on the SecurePay rider, the Benefit Base and how it is calculated, please see “THE SECUREPAY RIDER” in the Prospectus.

[21]
We will give you at least 30 days’ written notice before any increase in the SecurePay Fee. You may elect not to pay the increase in your SecurePay Fee. If you do, your SecurePay rider will not terminate, but your current Benefit Base will be capped at its then current value. You will continue to be assessed your current SecurePay Fee, however, even though you will have given up the opportunity for any future increases in your SecurePay Benefit Base. See “THE SECUREPAY RIDER” and “CHARGES AND DEDUCTIONS, SecurePay Fee” in the Prospectus.

[22]	Fee is calculated as an annualized percentage of the Benefit Base.
[23]
Currently, this charge is $150 for Single Coverage and $300 for Joint Coverage. Protective Life generally charges this fee if the Owner has purchased the SecurePay 5 rider, undergoes medical underwriting and accepts an offer by Protective Life to increase the Annual Withdrawal Amount (“AWA”) as a result of its underwriting review. See “SecurePay ME: Increased AWA for Certain Medical Conditions, How to Apply for an Increased AWA” for more information.